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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Funds Asset Allocation Portfolio
ING American Funds Bond Portfolio
ING American Funds Global Growth and Income Portfolio
ING American Funds Growth Portfolio
ING American Funds International Growth and Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING Artio Foreign Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING Clarion Global Real Estate Portfolio
ING Clarion Real Estate Portfolio
ING DFA Global Allocation Portfolio
ING DFA World Equity Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Franklin Templeton Founding Strategy Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Commodity Strategy Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING Large Cap Growth Portfolio
ING Large Cap Value Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Marsico Growth Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Morgan Stanley Global Franchise Portfolio
ING Oppenheimer Active Allocation Portfolio
ING PIMCO High Yield Portfolio
ING PIMCO Total Return Bond Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Retirement Conservative Portfolio
ING Retirement Growth Portfolio
ING Retirement Moderate Growth Portfolio
ING Retirement Moderate Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING T. Rowe Price International Stock Portfolio
ING Templeton Global Growth Portfolio
ING U.S. Stock Index Portfolio
ING Van Kampen Growth and Income Portfolio
ING Wells Fargo Health Care Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
MASTER FUND: 100.1%
22,397,789		American Funds Asset Allocation Fund - Class 1 Shares		$382,778,218
		Total Investments in Master Fund
		(Cost $300,208,294)*	100.1%	$382,778,218
		Other Assets and Liabilities - Net	(0.1)	(222,531)
		Net Assets	100.0%	$382,555,687

	*	Cost for federal income tax purposes is $307,828,972.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$74,949,246
		Gross Unrealized Depreciation		0
		Net Unrealized Appreciation		$74,949,246

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Master Fund	$382,778,218	$—	$—	$382,778,218
Total Investments, at value	$382,778,218	$—	$—	$382,778,218

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
MASTER FUND: 100.3%
45,239,476		American Funds Bond Fund - Class 1 Shares		$485,419,579
		Total Investments in Master Fund
		(Cost $456,906,958)*	100.3%	$485,419,579
		Other Assets and Liabilities - Net	(0.3)	(1,445,485)
		Net Assets	100.0%	$483,974,094

	*	Cost for federal income tax purposes is $464,485,882.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$20,933,697
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$20,933,697

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Master Fund	$485,419,579	$—	$—	$485,419,579
Total Investments, at value	$485,419,579	$—	$—	$485,419,579

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING American Funds Global Growth and Income Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
MASTER FUND: 100.0%
267,376		American Funds Insurance Series - Global Growth and Income Fund		$2,751,299
		Total Investments in Master Fund
		(Cost $2,700,595)*	100.0%	$2,751,299
		Other Assets and Liabilities - Net	0.0	699
		Net Assets	100.0%	$2,751,998

	*	Cost for federal income tax purposes is $2,700,595.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$50,704
		Gross Unrealized Depreciation		0
		Net Unrealized Appreciation		$50,704

PORTFOLIO OF INVESTMENTS
ING American Funds Global Growth and Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Master Fund	$2,751,299	$—	$—	$2,751,299
Total Investments, at value	$2,751,299	$—	$—	$2,751,299

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
MASTER FUND: 99.9%
42,438,737		American Funds Growth Fund - Class 2 Shares		$2,461,022,331
		Total Investments in Master Fund
		(Cost $2,321,103,708)*	99.9%	$2,461,022,331
		Other Assets and Liabilities - Net	0.1	2,934,496
		Net Assets	100.0%	$2,463,956,827

	*	Cost for federal income tax purposes is $2,353,857,595.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$107,164,736
		Gross Unrealized Depreciation		0
		Net Unrealized Appreciation		$107,164,736

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Master Fund	$2,461,022,331	$—	$—	$2,461,022,331
Total Investments, at value	$2,461,022,331	$—	$—	$2,461,022,331

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING American Funds International Growth and Income Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
MASTER FUND: 101.8%
111,001		American Funds Insurance Series - International Growth and Income Fund		$1,719,402
		Total Investments in Master Fund
		(Cost $1,722,391)*	101.8%	$1,719,402
		Other Assets and Liabilities - Net	(1.8)	(29,912)
		Net Assets	100.0%	$1,689,490

	*	Cost for federal income tax purposes is $1,725,898.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(6,496)
		Net Unrealized Depreciation		$(6,496)

PORTFOLIO OF INVESTMENTS
ING American Funds International Growth and Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Master Fund	$1,719,402	$—	$—	$1,719,402
Total Investments, at value	$1,719,402	$—	$—	$1,719,402

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
MASTER FUND: 100.2%
74,891,457		American Funds International Fund - Class 1 Shares		$1,385,491,954
		Total Investments in Master Fund
		(Cost $1,473,422,133)*	100.2%	$1,385,491,954
		Other Assets and Liabilities - Net	(0.2)	(2,197,564)
		Net Assets	100.0%	$1,383,294,390

	*	Cost for federal income tax purposes is $1,483,964,157.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(98,472,203)
		Net Unrealized Depreciation		$(98,472,203)

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Master Fund	$1,385,491,954	$—	$—	$1,385,491,954
Total Investments, at value	$1,385,491,954	$—	$—	$1,385,491,954

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
UNDERLYING FUNDS: 100.0%
6,476,516		American Funds Bond Fund - Class 1 Shares		$69,493,021
824,163		American Funds Global Small Capitalization Fund - Class 1 Shares		18,040,920
1,407,674		American Funds Growth Fund - Class 1 Shares		82,334,863
664,496		American Funds High-Income Bond Fund - Class 1 Shares		7,721,447
2,623,548		American Funds International Fund - Class 1 Shares		48,745,515
1,312,547		American Funds New World Fund - Class 1 Shares		31,002,351
		Total Investments in Underlying Funds
		(Cost $232,469,225)*	100.0%	$257,338,117
		Other Assets and Liabilities - Net	(0.0)	(56,541)
		Net Assets	100.0%	$257,281,576

	*	Cost for federal income tax purposes is $232,469,249.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$24,868,868
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$24,868,868

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Underlying Funds	$257,338,117	$—	$—	$257,338,117
Total Investments, at value	$257,338,117	$—	$—	$257,338,117

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 95.7%
		Australia: 2.2%
697,532		Asciano Group	$1,254,832
2,038,923		Macquarie Airports Management Ltd.	6,410,311
248,613		Newcrest Mining Ltd.	10,241,468
			17,906,611
		Austria: 1.2%
193,377	S	Erste Bank der Oesterreichischen Sparkassen AG	9,765,264
			9,765,264
		Brazil: 2.4%
244,543		Diagnosticos da America S.A.	3,130,462
94,721		Embraer SA ADR	3,192,098
736,822	@	Hypermarcas S.A.	9,703,043
100,863	L	Petroleo Brasileiro SA ADR	4,077,891
			20,103,494
		Canada: 6.1%
204,918		Barrick Gold Corp.	10,650,663
88,553		Cenovus Energy, Inc.	3,498,277
11,419		First Quantum Minerals Ltd.	1,477,226
78,988		GoldCorp, Inc.	3,938,401
308,614	@	Ivanhoe Mines Ltd.	8,464,205
24,829	L	Pan American Silver Corp.	922,220
172,494		Potash Corp. of Saskatchewan	10,175,278
32,523		Silver Wheaton Corp.	1,412,964
232,304		Suncor Energy, Inc.	10,418,337
			50,957,571
		China: 4.9%
270,000		Anhui Conch Cement Co., Ltd.	1,689,365
59,390	@	Baidu.com ADR	8,184,536
1,219,000	@	Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	3,124,857
2,121,410		China Construction Bank	1,986,033
744,000		China National Building Material Co., Ltd.	2,727,073
1,722,000		China Yurun Food Group Ltd.	5,771,228
118,830	@	Ctrip.com International Ltd. ADR	4,930,257
1,512,000		Dongfeng Motor Group Co., Ltd.	2,572,124
963,000		Golden Eagle Retail Group Ltd.	2,076,182
1,896,000		Intime Department Store Group Co., Ltd.	2,573,515
177,000		Lianhua Supermarket Holdings Co., Ltd.	703,490
808,000		Tingyi Cayman Islands Holding Corp.	1,975,047
1,123,000		Wumart Stores, Inc.	2,440,229
			40,753,936
		Czech Republic: 1.2%
40,106	S	Komercni Banka A/S	10,110,777
			10,110,777
		Denmark: 2.0%
45,304		Carlsberg A/S	4,871,703
95,693		Novo-Nordisk A/S	12,017,375
			16,889,078
		Finland: 1.2%
80,376	S	Fortum OYJ	2,728,867
317,087		Stora Enso OYJ (Euro Denominated Security)	3,774,889
158,838	S	UPM-Kymmene OYJ	3,358,383
			9,862,139
		France: 5.6%
14,809		Aeroports de Paris	1,363,996
121,727		BNP Paribas	8,898,775
64,335		CFAO S.A.	2,411,880
116,799		Cie Generale D’Optique Essilor International S.A.	8,665,919
58,147		Eutelsat Communications	2,319,949
62,532		Groupe Danone	4,081,074
9,323		Iliad S.A.	1,116,996
43,039	S	LVMH Moet Hennessy Louis Vuitton S.A.	6,814,709
11,999	S	PPR	1,837,746
32,138		Schneider Electric S.A.	5,488,878
30,489		Technip S.A.	3,250,661
			46,250,583
		Germany: 7.1%
24,786		Allianz AG	3,470,660
28,046		Bayerische Motoren Werke AG	2,328,475
12,647	S	Bilfinger Berger AG	1,094,145
14,667	@	Brenntag AG	1,628,789
117,401	@, L	DaimlerChrysler AG	8,272,332
254,093	S	Fraport AG Frankfurt Airport Services Worldwide	18,578,962
96,439		Fresenius AG	8,898,211

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Germany (continued)
60,999		HeidelbergCement AG	$4,241,706
12,705	S	Henkel KGaA	663,771
28,174		Henkel KGaA - Vorzug	1,743,863
50,381	S	MAN AG	6,268,524
14,185		Siemens AG	1,940,337
			59,129,775
		Greece: 0.6%
170,855		Coca-Cola Hellenic Bottling Co. S.A.	4,584,686
			4,584,686
		Hong Kong: 5.0%
2,837,000		Belle International Holdings	5,203,491
617,815		China Merchants Holdings International Co., Ltd.	2,605,742
1,560,000		China Resources Enterprise	6,337,998
4,995,000	L	Geely Automobile Holdings Ltd.	1,853,299
3,316,000	S	Hang Lung Properties Ltd.	14,543,885
105,100	S	Hong Kong Exchanges and Clearing Ltd.	2,280,497
1,328,000		Li & Fung Ltd.	6,791,384
808,000	S	United Laboratories International Holdings Ltd.	1,453,047
			41,069,343
		India: 4.3%
442,186	S	Adani Enterprises Ltd.	6,607,845
81,399	S	Axis Bank Ltd.	2,563,557
67,590		HDFC Bank Ltd.	3,556,613
120,685		Housing Development Finance Corp.	1,898,585
918,405	S	ITC Ltd.	3,749,982
178,429	S	Jsw Steel Ltd.	3,666,878
159,779	S	Larsen & Toubro Ltd.	5,919,140
87,672	S	Mahindra & Mahindra Ltd.	1,378,446
714,184	S	Mundra Port and Special Economic Zone Ltd.	2,187,946
72,839		State Bank of India Ltd.	4,515,568
			36,044,560
		Ireland: 1.5%
196,275		CRH PLC	4,505,453
820,421	@, S	Dragon Oil PLC	7,870,440
			12,375,893
		Israel: 0.6%
101,916		Teva Pharmaceutical Industries Ltd. ADR	5,113,126
			5,113,126
		Italy: 2.0%
149,477	L	Buzzi Unicem S.p.A.	2,173,154
244,671		Enel S.p.A.	1,547,071
461,885	@	Fiat Industrial SpA	6,630,899
113,374	S	Saipem S.p.A.	6,022,869
			16,373,993
		Japan: 8.2%
41,116		Aisin Seiki Co., Ltd.	1,429,241
204,500		Asahi Glass Co., Ltd.	2,572,885
60,141	S	Canon, Inc.	2,586,651
9,100		Daikin Industries Ltd.	272,217
32,922		Denso Corp.	1,094,818
32,200		Fanuc Ltd.	4,867,254
109,120		Honda Motor Co., Ltd.	4,054,202
612,000		Isuzu Motors Ltd.	2,427,808
208,800		Itochu Corp.	2,185,064
474		KDDI Corp.	2,930,590
212,228		Komatsu Ltd.	7,199,972
99,664		Mitsubishi Corp.	2,763,525
274,286		Mitsubishi Electric Corp.	3,227,956
47,500		Mitsui & Co., Ltd.	850,434
17,800		Nidec Corp.	1,541,661
13,500		Nintendo Co., Ltd.	3,670,783
277,400		Nissan Motor Co., Ltd.	2,464,151
13,900		Nitto Denko Corp.	736,532
15,700		SMC Corp.	2,584,108
94,300		Softbank Corp.	3,757,319
130,540		Suzuki Motor Corp.	2,917,652
174,433	S	Toyota Motor Corp.	6,922,247
137,200		Uni-Charm Corp.	4,994,302
			68,051,372
		Lebanon: 0.2%
86,858	#	Solidere GDR	1,607,742
			1,607,742
		Luxembourg: 0.7%
1,370,957	@	L’OCCITANE International	3,382,989
88,443		SES S.A.	2,277,109
			5,660,098
		Macau: 0.6%
1,604,400	@, S	Sands China Ltd.	3,575,017
575,100	@, S	Wynn Macau Ltd.	1,604,744
			5,179,761

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Mexico: 0.6%
844,076	@	Genomma Lab International	$1,908,928
556,740	@	Grupo Financiero Banorte SA de CV	2,621,175
			4,530,103
		Netherlands: 1.9%
22,703		ASML Holding NV	1,009,565
50,255		Heineken NV	2,744,240
153,409		Koninklijke KPN NV	2,615,942
62,232	L	Koninklijke Philips Electronics NV	1,993,466
198,894		Royal Dutch Shell PLC - Class A	7,214,608
13,177	@	X5 Retail Group N.V. GDR	553,626
			16,131,447
		Nigeria: 0.4%
6,854,228		Nigerian Breweries PLC	3,408,995
			3,408,995
		Norway: 0.3%
2,043,388		Marine Harvest	2,536,173
			2,536,173
		Portugal: 0.3%
128,233		Jeronimo Martins	2,059,185
			2,059,185
		Romania: 1.2%
1,568,260		BRD-Groupe Societe Generale	8,038,388
14,656,000	@	OMV Petrom SA	2,156,859
			10,195,247
		Russia: 7.7%
298,643		Gazprom OAO ADR	9,658,115
18,797		Magnit OAO	2,632,519
10,948	@, #	Mail.ru Group Ltd. GDR	327,893
19,864	S, L	Novatek OAO GDR	2,757,895
38,948		Novorossiysk Commercial Sea Port GDR	393,230
161,543	@	O’Key Group S.A. GDR	2,033,826
64,918	@	Pharmstandard	6,352,977
965,539	@, S	Rosneft Oil Co. GDR	8,816,161
4,551,663		Sberbank of Russian Federation	17,095,948
1,953,566	S	VTB Bank OJSC GDR	13,665,552
			63,734,116
		South Africa: 1.3%
318,685	@	Aspen Pharmacare Holdings Ltd.	3,717,925
462,310		Shoprite Holdings Ltd.	7,083,236
			10,801,161
		South Korea: 1.9%
250,318		Celltrion, Inc.	7,939,212
41,746		Hyundai Motor Co.	7,715,250
			15,654,462
		Sweden: 1.3%
84,153		Atlas Copco AB - Class A	2,234,819
72,854		Elekta AB	2,913,283
319,785	@	Volvo AB - B Shares	5,621,212
			10,769,314
		Switzerland: 5.2%
49,938	@	Dufry Group	5,752,967
4,557		Flughafen Zuerich AG	1,897,716
148,298		Nobel Biocare Holding AG	3,070,703
66,257		Novartis AG	3,587,882
8,631		Swatch Group AG - BR	3,808,507
69,105		Swiss Reinsurance	3,938,107
25,226		Syngenta AG	8,206,674
206,342	@	UBS AG - Reg	3,712,109
407,230		Xstrata PLC	9,501,374
			43,476,039
		Taiwan: 2.7%
576,450		High Tech Computer Corp.	22,516,034
			22,516,034
		Ukraine: 0.1%
13,488,271	@	Raiffeisen Bank Aval	734,721
			734,721
		United Kingdom: 13.0%
89,046		Amec PLC	1,703,042
416,054		ARM Holdings PLC	3,860,716
761,891		Barclays PLC	3,420,879
708,415		BG Group PLC	17,586,847
380,449		BHP Billiton PLC	15,062,544
101,272		Burberry Group PLC	1,907,469
454,591	@	Cairn Energy PLC	3,368,267
420,722		Compass Group PLC	3,781,823
139,934	S	Diageo PLC	2,659,923
205,232		Hikma Pharmaceuticals PLC	2,426,393

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
564,679		HSBC Holdings PLC		$5,832,666
10,992,348	@, S	Lloyds TSB Group PLC		10,214,194
206,098	@, S	Pharmstandard - Reg S GDR		5,738,166
77,949	@	Premier Oil PLC		2,487,211
52,109		Reckitt Benckiser PLC		2,674,794
116,211		Rio Tinto PLC		8,215,968
222,687	@	Rolls-Royce Group PLC		2,208,082
86,302		Shire PLC		2,505,139
133,336		Smith & Nephew PLC		1,502,453
2,734,127	S	Vodafone Group PLC		7,791,793
243,331		WPP PLC		2,998,787
				107,947,156
		United States: 0.2%
278,098	@	Ryanair Holdings PLC		1,323,845
				1,323,845
		Total Common Stock
		(Cost $701,892,187)		793,607,800
EXCHANGE-TRADED FUNDS: 0.3%
		United States: 0.3%
46,487		Market Vectors - Gold Miners ETF		2,792,009
		Total Exchange-Traded Funds
		(Cost $2,436,331)		2,792,009
PREFERRED STOCK: 0.6%
		Germany: 0.6%
32,550		Volkswagen AG		5,260,806
		Total Preferred Stock
		(Cost $4,362,901)		5,260,806
		Total Long-Term Investments
		(Cost $708,691,419)		801,660,615
SHORT-TERM INVESTMENTS: 4.2%
		Mutual Funds: 2.5%
20,573,713		BlackRock Liquidity Funds, TempFund, Institutional Class		20,573,713
		Total Mutual Funds
		(Cost $20,573,713)		20,573,713
		Securities Lending Collateral(cc): 1.7%
12,002,408		BNY Mellon Overnight Government Fund (1)		12,002,408
2,461,775	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,969,420
		Total Securities Lending Collateral
		(Cost $14,464,184)		13,971,828
		Total Short-Term Investments
		(Cost $35,037,898)		34,545,541
		Total Investments in Securities
		(Cost $743,729,317)*	100.8%	$836,206,156
		Other Assets and Liabilities - Net	(0.8)	(6,426,889)
		Net Assets	100.0%	$829,779,267

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.

	*	Cost for federal income tax purposes is $748,845,408.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$112,452,782
		Gross Unrealized Depreciation		(25,092,034)
		Net Unrealized Appreciation		$87,360,748

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	13.8%
Consumer Staples	9.6
Electric	0.2
Energy	11.0
Financials	16.2
Health Care	9.8
Industrials	14.2
Information Technology	5.1
Materials	13.9
Telecommunication Services	2.2
Utilities	0.3
Other Long-Term Investments	0.3
Short-Term Investments	4.2
Other Assets and Liabilities - Net	(0.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$793,607,800	$—	$—	$793,607,800
Exchange-Traded Funds	2,792,009	—	—	2,792,009
Preferred Stock	5,260,806	—	—	5,260,806
Short-Term Investments	32,576,121	—	1,969,420	34,545,541
Total Investments, at value	$834,236,736	$—	$1,969,420	$836,206,156

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(550,242)	$—	$(550,242)
Futures	(259,570)	—	—	(259,570)
Total Liabilities	$(259,570)	$(550,242)	$—	$(809,812)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$1,969,420	$—	$—	$—	$—	$—	$—	$—	$1,969,420
Total Investments, at value	$1,969,420	$—	$—	$—	$—	$—	$—	$—	$1,969,420

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING Artio Foreign Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Japanese Yen
	JPY 677,475,749	BUY	6/15/11	$8,282,100	$8,148,736	$(133,364)
						$(133,364)
Credit Suisse First Boston	EU Euro
	EUR 11,443,772	SELL	6/15/11	$15,944,207	$16,193,132	$(248,925)

Deutsche Bank AG	EU Euro
	EUR 7,812,832	SELL	6/15/11	10,887,338	11,055,291	(167,953)
						$(416,878)

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Artio Foreign Portfolio Open Futures Contracts on March 31, 2011:

	Number of		Notional	Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Short Contracts
S&P CNX Nifty Index	669	04/28/11	$4,394,518	$(259,570)
			$4,394,518	$(259,570)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2011 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 0.4%
		Financials: 0.2%
$590,000	S	Bear Stearns Cos., Inc., 3.430%, due 03/10/14	$589,286
445,000	S	International Bank for Reconstruction & Development, 2.951%, due 12/10/13	464,727
800,000	S	SLM Corp., 3.752%, due 01/31/14	784,696
			1,838,709
		Telecommunication Services: 0.2%
1,105,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 2.914%, due 05/20/11	1,108,863
			1,108,863
		Total Corporate Bonds/Notes (Cost $2,854,189)	2,947,572
U.S. GOVERNMENT AGENCY OBLIGATIONS: 23.9%
		Federal Home Loan Mortgage Corporation##: 8.0%
55,751,886		5.500%, due 01/01/40	59,609,937
			59,609,937
		Federal National Mortgage Association##: 7.9%
58,286,846		4.500%, due 02/01/41	59,472,402
			59,472,402
		Government National Mortgage Association: 8.0%
59,400,111		4.000%, due 12/20/40	59,514,577
			59,514,577
		Total U.S. Government Agency Obligations (Cost $179,253,965)	178,596,916
U.S. TREASURY OBLIGATIONS: 52.7%
		Treasury Inflation Indexed Protected Securities(ip): 52.7%
30,334,800		0.500%, due 04/15/15	32,035,197
770,000		0.625%, due 04/15/13	840,245
2,655,000		1.125%, due 01/15/21	2,715,230
38,525,000	S	1.250%, due 04/15/14	42,877,700
48,744,200		1.250%, due 07/15/20	50,902,378
1,574,000	S	1.375%, due 07/15/18	1,713,816
8,376,000	S	1.625%, due 01/15/18	9,531,251
2,355,000		1.625%, due 01/15/15	2,947,596
966,000	S	1.750%, due 01/15/28	1,037,514
29,486,000	S	1.875%, due 07/15/15	36,769,392
4,365,000		1.875%, due 07/15/13-07/15/19	5,241,935
5,564,000	S	2.000%, due 01/15/16	6,823,751
26,394,500		2.000%, due 01/15/14-01/15/26	33,259,608
53,387,300		2.125%, due 01/15/19-02/15/41	57,435,366
21,620,500	S	2.375%, due 01/15/17-01/15/27	27,773,199
3,865,000		2.375%, due 04/15/11	4,302,733
34,477,000		2.500%, due 07/15/16-01/15/29	40,305,823
110,000	S	3.375%, due 04/15/32	176,161
30,000		3.375%, due 01/15/12	39,015
3,560,000	S	3.625%, due 04/15/28	6,266,601
17,448,000	S	3.875%, due 04/15/29	31,349,727
		Total U.S. Treasury Obligations (Cost $385,429,794)	394,344,238
ASSET-BACKED SECURITIES: 0.1%
		Automobile Asset-Backed Securities: 0.0%
445,450	S	Capital One Auto Finance Trust, 0.285%, due 05/15/13	444,004
			444,004
		Credit Card Asset-Backed Securities: 0.1%
454,000	S	BA Credit Card Trust, 1.455%, due 12/16/13	455,403
			455,403
		Other Asset-Backed Securities: 0.0%
191,933	S	Countrywide Asset-Backed Certificates, 0.300%, due 07/25/37	186,924
			186,924
		Total Asset-Backed Securities (Cost $1,083,581)	1,086,331
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.2%
905,000	S	GMAC Commercial Mortgage Securities, Inc., 4.547%, due 12/10/41	916,697
630,949	S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.429%, due 04/15/35	633,848
3,282	S	LB-UBS Commercial Mortgage Trust, 5.642%, due 12/15/25	3,285
		Total Collateralized Mortgage Obligations (Cost $1,521,709)	1,553,830

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount					Value
OTHER BONDS: 14.2%
			Foreign Government Bonds: 14.2%
EUR	34,956,874		Deutschland Inflation Linked Bond, 1.500%, due 04/15/16		$52,164,077
EUR	37,439,698		French Treasury Note BTAN, 0.450%, due 07/25/16		52,576,028
EUR	1,861,134		Hellenic Republic Government International Bond, 2.300%, due 07/25/30		1,238,611
			Total Other Bonds (Cost $106,832,416)		105,978,716

Notional Amount					Value
POSITIONS IN PURCHASED OPTIONS: 0.3%
			Interest Rate Swaptions: 0.2%
	$10,500,000	@	Put Swaption OTC - Citigroup, Inc.
			3 Month USD-LIBOR - Fund Pay Floating
			Strike @ 4.305% - Exp 01/14/13		$554,816
5,800,000		@	Put Swaption OTC - Citigroup, Inc.
			3 Month USD-LIBOR - Fund Pay Floating
			Strike @ 4.415% - Exp 01/14/13		282,166
10,500,000		@	Call Swaption OTC - Citigroup, Inc.
			3 Month USD-LIBOR - Fund Receive Floating
			Strike @ 4.305% - Exp 01/14/13		468,770
5,800,000		@	Call Swaption OTC - Citigroup, Inc.
			3 Month USD-LIBOR - Fund Receive Floating
			Strike @ 4.415%-Exp 01/14/13		285,972
					1,591,724

# of Contracts					Value
			Options on Exchange-Traded Futures Contracts 0.1%
909		@	Put Option CME
			90-Day Eurodollar September Futures
			Strike @ $98.250-Exp 09/19/11		$579,488
226		@	Put Option CBOT
			U.S. Treasury 5-Year Note June Futures
			Strike @ $117.000-Exp 05/20/11		210,110
					789,598
			Total Positions in Purchased Options (Cost $2,232,039)		2,381,322
			Total Long-Term Investments (Cost $679,207,693)		686,888,925

Shares					Value
SHORT-TERM INVESTMENTS: 8.7%
			Mutual Funds: 8.7%
	$65,093,148		BlackRock Liquidity Funds, TempFund, Institutional Class		$65,093,148
			Total Short-Term Investments (Cost $65,093,148)		65,093,148
			Total Investments in Securities (Cost $744,300,841)*	100.5%	$751,982,073
			Other Assets and Liabilities - Net	(0.5)	(3,441,639)
			Net Assets	100.0%	$748,540,434

		@	Non-income producing security
		ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

		EUR	EU Euro
		*	Cost for federal income tax purposes is $744,763,936.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$10,095,280
			Gross Unrealized Depreciation		(2,877,143)
			Net Unrealized Appreciation		$7,218,137

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Positions In Purchased Options	$789,598	$1,591,724	$—	$2,381,322
Corporate Bonds/Notes	—	2,947,572	—	2,947,572
U.S. Government Agency Obligations	—	178,596,916	—	178,596,916
U.S. Treasury Obligations	—	394,344,238	—	394,344,238
Asset-Backed Securities	—	1,086,331	—	1,086,331
Collateralized Mortgage Obligations	—	1,553,830	—	1,553,830
Other Bonds	—	105,978,716	—	105,978,716
Short-Term Investments	65,093,148	—	—	65,093,148
Total Investments, at value	$65,882,746	$686,099,327	$—	$751,982,073
Other Financial Instruments+:
Forward foreign currency contracts	—	317,472	—	317,472
Futures	1,799,147	—	—	1,799,147
Total Assets	$67,681,893	$686,416,799	$—	$754,098,692

Liabilities Table
Other Financial Instruments+:
Futures	(164,210)	—	—	(164,210)
Swaps, at fair value	—	(2,652,228)	—	(2,652,228)
Written options	—	(4,243,028)	—	(4,243,028)
Total Liabilities	$(164,210)	$(6,895,256)	$—	$(7,059,466)

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
				USD
Deutsche Bank AG	EU Euro
	EUR 74,643,500	SELL	4/27/11	$106,049,155	$105,731,683	$317,472
						$317,472

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on March 31, 2011:

	Number of		Notional	Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
Euro-Bund	8	06/08/11	$1,375,018	$(13,561)
U.S. Treasury 10-Year Note	24	06/21/11	2,856,750	4,814
U.S. Treasury Ultra Long Bond	20	06/21/11	2,471,250	(8,158)
			$6,703,018	$(16,905)
Short Contracts
Euro-Bobl 5-Year	731	06/08/11	$118,690,896	$672,755
U.S. Treasury 2-Year Note	240	06/30/11	52,350,000	108,074
U.S. Treasury 5-Year Note	1,307	06/30/11	152,643,301	1,013,504
U.S. Treasury Long Bond	79	06/21/11	9,494,813	(142,491)
			$333,179,010	$1,651,842

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2011:

						Unrealized
	Termination	Notional		Fair	Upfront Premium	Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.825% Counterparty: Deutsche Bank AG	07/27/12	USD	44,400,000	$(147,657)	$—	$(147,657)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.938% Counterparty: Deutsche Bank AG	12/20/12	USD	8,100,000	(21,262)	—	(21,262)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.602% Counterparty: Deutsche Bank AG	04/01/21	USD	1,800,000	(7,725)	—	(7,725)

Receive a floating rate based on CPURNSA Index and pay a fixed rate equal to 1.840% Counterparty: Deutsche Bank AG	10/25/15	USD	9,700,000	(331,538)	—	(331,538)

Receive a fixed rate equal to 2.465% and pay a floating rate based on CPURNSA Index Counterparty: Deutsche Bank AG	10/25/20	USD	5,100,000	126,894	—	126,894

Receive a fixed rate equal to 3.468% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	03/23/21	USD	14,500,000	(101,085)	—	(101,085)
				$(482,373)	$—	$(482,373)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on March 31, 2011:

						Unrealized
	Termination	Notional		Fair	Upfront Premium	Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)
Receive positive total return on Barclays Capital US Treasury Inflation Linked Notes - Series L Index. Pay a floating rate based on 1-month USD-LIBOR-BBA plus 13 bps and, if negative, the absolute value of the total return on the index. Counterparty: Barclays Bank PLC	04/21/11	USD	247,559,000	$(2,169,855)	$—	$(2,169,855)
				$(2,169,855)	$—	$(2,169,855)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Written Swaptions Open on March 31, 2011:

Interest Rate Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration	Notional		Premiums	Fair
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date	Amount		Received	Value

Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	4.130%	12/16/11	USD	11,800,000	$484,980	$(284,261)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.910%	03/19/12	USD	14,000,000	533,750	(588,383)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.990%	12/19/11	USD	10,500,000	422,625	(303,867)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	4.010%	02/02/12	USD	11,700,000	453,960	(390,660)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	4.130%	12/16/11	USD	8,000,000	330,000	(192,720)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	4.130%	12/16/11	USD	11,800,000	484,980	(491,952)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	3.910%	03/19/12	USD	14,000,000	533,750	(434,905)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	3.990%	12/19/11	USD	10,500,000	422,625	(363,655)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	4.010%	02/02/12	USD	11,700,000	453,960	(412,595)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	4.130%	12/16/11	USD	8,000,000	330,000	(333,527)
								$4,450,630	$(3,796,525)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on March 31, 2011:

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Premium
Description/Name of Issuer	Price		Date	Contracts	Received	Value

Put Option CME
90-Day Eurodollar September Futures	USD	97.750	09/19/11	909	$201,628	$(284,063)

Put Option CBOT
U.S. Treasury 5-Year Note June Futures	USD	115.500	05/20/11	452	131,938	(162,440)
					$333,566	$(446,503)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2011:

Derivatives Fair Value*
Foreign exchange contracts	$317,472
Interest rate contracts	(2,878,997)
Total	$(2,561,525)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 99.3%
		Consumer Discretionary: 13.7%
91,100	@	Apollo Group, Inc. - Class A	$3,799,781
26,000		Autoliv, Inc.	1,929,980
97,000	@	Career Education Corp.	2,203,840
172,000		CBS Corp. - Class B	4,306,880
82,000		Coach, Inc.	4,267,280
120,000	@	DIRECTV	5,616,000
42,000	@	Federal Mogul Corp.	1,045,800
340,000		Interpublic Group of Cos., Inc.	4,273,800
52,000	@, L	ITT Educational Services, Inc.	3,751,800
57,000		John Wiley & Sons, Inc.	2,897,880
130,000		Limited Brands, Inc.	4,274,400
59,400		Macy’s, Inc.	1,441,044
54,000		Petsmart, Inc.	2,211,300
56,000		Ross Stores, Inc.	3,982,720
19,000	@	TRW Automotive Holdings Corp.	1,046,520
102,000		Williams-Sonoma, Inc.	4,131,000
			51,180,025
		Consumer Staples: 5.7%
105,000		Dr Pepper Snapple Group, Inc.	3,901,800
48,000		Herbalife Ltd.	3,905,280
167,000		Kroger Co.	4,002,990
142,000		Philip Morris International, Inc.	9,319,460
			21,129,530
		Energy: 8.9%
158,600	@, L	Exterran Holdings, Inc.	3,763,578
164,100		ExxonMobil Corp.	13,805,733
88,000		Marathon Oil Corp.	4,691,280
180,000	@	McDermott International, Inc.	4,570,200
33,000		Murphy Oil Corp.	2,422,860
44,000	@	Nabors Industries Ltd.	1,336,720
34,700	@	Whiting Petroleum Corp.	2,548,715
			33,139,086
		Financials: 1.7%
16,600		Axis Capital Holdings Ltd.	579,672
38,000		Endurance Specialty Holdings Ltd.	1,855,160
151,000	@	Nasdaq Stock Market, Inc.	3,901,840
			6,336,672
		Health Care: 14.0%
82,000		Aetna, Inc.	3,069,260
33,900	@	Agilent Technologies, Inc.	1,518,042
115,000		AmerisourceBergen Corp.	4,549,400
86,300		Bristol-Myers Squibb Co.	2,280,909
97,000		Cardinal Health, Inc.	3,989,610
111,000	@	Coventry Health Care, Inc.	3,539,790
115,000		Eli Lilly & Co.	4,044,550
402,000	@	Health Management Associates, Inc.	4,381,800
100,000		Hill-Rom Holdings, Inc.	3,798,000
61,000	@	Illumina, Inc.	4,274,270
47,000		Lincare Holdings, Inc.	1,394,020
204,300	@	Myriad Genetics, Inc.	4,116,645
141,000		Pharmaceutical Product Development, Inc.	3,907,110
69,000		UnitedHealth Group, Inc.	3,118,800
61,000	@	Varian Medical Systems, Inc.	4,126,040
			52,108,246
		Industrials: 11.0%
92,000		Avery Dennison Corp.	3,860,320
105,000		Chicago Bridge & Iron Co. NV	4,269,300
79,000		General Electric Co.	1,583,950
117,000		KBR, Inc.	4,419,090
59,000		Lockheed Martin Corp.	4,743,600
194,000		Manitowoc Co., Inc.	4,244,720
108,000	@	Oshkosh Truck Corp.	3,821,040
42,000		Raytheon Co.	2,136,540
18,000		Ryder System, Inc.	910,800
263,000		Southwest Airlines Co.	3,321,690
78,000		Timken Co.	4,079,400
130,000		Waste Connections, Inc.	3,742,700
			41,133,150
		Information Technology: 36.5%
58,000		Accenture PLC	3,188,260
347,000		Activision Blizzard, Inc.	3,806,590
116,000		Altera Corp.	5,106,320

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Information Technology (continued)
53,500	@	Amdocs Ltd.		$1,543,475
104,000		Analog Devices, Inc.		4,095,520
28,000	@	Apple, Inc.		9,756,600
300,000		Applied Materials, Inc.		4,686,000
303,000	@	Atmel Corp.		4,129,890
98,000	@	Autodesk, Inc.		4,322,780
51,000		AVX Corp.		760,410
159,000		CA, Inc.		3,844,620
402,000	@	Cadence Design Systems, Inc.		3,919,500
180,000		Corning, Inc.		3,713,400
335,000	@	Dell, Inc.		4,860,850
17,300		DST Systems, Inc.		913,786
82,000	@	Gartner, Inc.		3,416,940
1,000	@	Google, Inc. - Class A		586,210
180,000	@	Ingram Micro, Inc.		3,785,400
361,000		Intel Corp.		7,281,370
23,000		International Business Machines Corp.		3,750,610
74,000	@	Lam Research Corp.		4,192,840
253,700	@	Marvell Technology Group Ltd.		3,945,035
160,100		Maxim Integrated Products		4,098,560
288,000	@	MEMC Electronic Materials, Inc.		3,732,480
268,100		National Semiconductor Corp.		3,844,554
105,100	@	Novellus Systems, Inc.		3,902,363
233,500	@	Nvidia Corp.		4,310,410
362,000	@	ON Semiconductor Corp.		3,572,940
48,000	@	QLogic Corp.		890,400
28,000	@	Rambus, Inc.		554,400
286,000	@	Seagate Technology, Inc.		4,118,400
186,000	@	Symantec Corp.		3,448,440
219,000	@	Teradyne, Inc.		3,900,390
90,000		Texas Instruments, Inc.		3,110,400
108,000	@	Western Digital Corp.		4,027,320
207,000		Western Union Co.		4,299,390
65,000	@	Zebra Technologies Corp.		2,550,600
				135,967,453
		Materials: 6.3%
233,000		Alcoa, Inc.		4,112,450
104,700		Ball Corp.		3,753,495
50,000		Cliffs Natural Resources, Inc.		4,914,000
33,600	@	Crown Holdings, Inc.		1,296,288
120,000		Nalco Holding Co.		3,277,200
60,900		RPM International, Inc.		1,445,157
33,000		Walter Industries, Inc.		4,469,190
				23,267,780
		Telecommunication Services: 1.2%
282,000	@	MetroPCS Communications, Inc.		4,579,680
				4,579,680
		Utilities: 0.3%
80,000		NV Energy, Inc.		1,191,200
				1,191,200
		Total Common Stock
		(Cost $319,886,184)		370,032,822
SHORT-TERM INVESTMENTS: 2.5%
		Mutual Funds: 1.3%
5,013,352		BlackRock Liquidity Funds, TempFund, Institutional Class		5,013,352
		Total Mutual Funds
		(Cost $5,013,352)		5,013,352
		Securities Lending Collateral(cc): 1.2%
4,087,605		BNY Mellon Overnight Government Fund (1)		4,087,605
468,580	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		374,864
		Total Securities Lending Collateral
		(Cost $4,556,185)		4,462,469
		Total Short-Term Investments
		(Cost $9,569,537)		9,475,821
		Total Investments in Securities
		(Cost $329,455,721)*	101.8%	$379,508,643
		Other Assets and Liabilities - Net	(1.8)	(6,843,991)
		Net Assets	100.0%	$372,664,652

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2011.
	*	Cost for federal income tax purposes is $330,097,987.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$54,002,928
		Gross Unrealized Depreciation		(4,592,272)
		Net Unrealized Appreciation		$49,410,656

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$370,032,822	$—	$—	$370,032,822
Short-Term Investments	9,100,957	—	374,864	9,475,821
Total Investments, at value	$379,133,779	$—	$374,864	$379,508,643

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$374,864	$—	$—	$—	$—	$—	$—	$—	$374,864
Total Investments, at value	$374,864	$—	$—	$—	$—	$—	$—	$—	$374,864

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 27.9%
		Australia: 0.2%
93,964	L	Lend Lease Corp., Ltd.	$881,035
			881,035
		Brazil: 0.2%
64,600	@	Sonae Sierra Brasil SA	898,184
			898,184
		Canada: 1.3%
39,600		Brookfield Asset Management, Inc. - Class A	1,285,416
240,700	L	Brookfield Properties Co.	4,265,204
			5,550,620
		China: 0.7%
2,414,000		Evergrande Real Estate Group Ltd.	1,324,940
907,000	L	Longfor Properties Co., Ltd.	1,528,846
			2,853,786
		France: 1.0%
45,290		Accor S.A.	2,035,271
43,720		Nexity	2,165,984
			4,201,255
		Germany: 0.3%
125,350	L	IVG Immobilien AG	1,039,935
			1,039,935
		Hong Kong: 10.7%
797,470		Cheung Kong Holdings Ltd.	12,998,627
517,100		Great Eagle Holding Co.	1,726,781
496,000		Hang Lung Group Ltd.	3,073,999
676,700		Hang Lung Properties Ltd.	2,967,988
1,044,500		Hongkong Land Holdings Ltd.	7,315,771
179,800		Hysan Development Co., Ltd.	739,506
840,400		Sun Hung Kai Properties Ltd.	13,308,598
464,392		Wharf Holdings Ltd.	3,198,645
			45,329,915
		Japan: 7.9%
27,017		Daito Trust Construction Co., Ltd.	1,858,372
212,500	L	Daiwa House Industry Co., Ltd.	2,599,457
754,957		Mitsubishi Estate Co., Ltd.	12,758,059
529,182		Mitsui Fudosan Co., Ltd.	8,698,932
110,000		Nomura Real Estate Holdings, Inc.	1,666,772
303,368		Sumitomo Realty & Development Co., Ltd.	6,066,238
			33,647,830
		Norway: 0.2%
475,640	@	Norwegian Property ASA	874,890
			874,890
		Singapore: 2.9%
1,654,050		CapitaLand Ltd.	4,330,056
298,700		CapitaMalls Asia Ltd.	421,727
83,000		City Developments Ltd.	758,325
2,999,500	@	Global Logistic Properties Ltd.	4,450,913
703,000		Keppel Land Ltd.	2,502,061
			12,463,082
		Sweden: 0.6%
105,180	L	Castellum AB	1,529,620
76,990	L	Hufvudstaden AB	915,360
			2,444,980
		Switzerland: 0.4%
23,260	@	Swiss Prime Site AG	1,834,086
			1,834,086
		United Kingdom: 0.4%
441,270		Grainger PLC	759,864
415,800		Safestore Holdings Ltd.	1,020,556
			1,780,420
		United States: 1.1%
79,100		Starwood Hotels & Resorts Worldwide, Inc.	4,597,292
			4,597,292
		Total Common Stock
		(Cost $91,713,657)	118,397,310
REAL ESTATE INVESTMENT TRUSTS: 71.3%
		Australia: 9.6%
5,936,871		Dexus Property Group	5,215,351
5,534,900		Goodman Group	3,920,986
1,889,840		GPT Group	6,134,954
4,938,600	**	ING Office Fund	3,163,153
1,951,810		Mirvac Group	2,513,807

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Australia (continued)
1,617,820		Stockland	$6,206,327
850,420		Westfield Group	8,212,128
1,941,352		Westfield Retail Trust	5,261,062
			40,627,768
		Canada: 2.1%
83,000	L	Calloway Real Estate Investment Trust	2,208,767
27,600	L	Canadian Real Estate Investment Trust	986,426
65,400	L	Primaris Retail Real Estate	1,436,844
173,100	L	RioCan Real Estate Investment Trust	4,545,772
			9,177,809
		France: 6.6%
320		Gecina S.A.	44,129
32,910		ICADE	4,061,673
62,580		Klepierre	2,539,351
54,817		Mercialys	2,185,895
10,330		Societe Immobiliere de Location pour l’Industrie et le Commerce	1,447,857
82,499	@	Unibail	17,880,250
			28,159,155
		Hong Kong: 1.2%
1,626,600	L	Link Real Estate Investment Trust	5,092,952
			5,092,952
		Japan: 4.3%
708		Advance Residence Investment Corp.	1,394,128
288		Frontier Real Estate Investment Corp.	2,558,185
476	L	Japan Real Estate Investment Corp.	4,509,517
1,517		Japan Retail Fund Investment Corp.	2,378,711
220		Kenedix Realty Investment Corp.	906,083
208		Nippon Accommodations Fund, Inc.	1,494,225
339		Nippon Building Fund, Inc.	3,304,588
1,324	L	United Urban Investment Corp.	1,664,679
			18,210,116
		Netherlands: 1.3%
43,040		Corio NV	3,011,660
34,161		Eurocommercial Properties NV	1,693,529
8,610		Wereldhave NV	919,527
			5,624,716
		Singapore: 1.7%
3,408,000	L	CapitaCommercial Trust	3,753,464
1,187,879		CapitaMall Trust	1,770,516
568,500		Frasers Centrepoint Trust	685,677
701,000		Suntec Real Estate Investment Trust	856,914
			7,066,571
		United Kingdom: 4.2%
357,217		British Land Co. PLC	3,166,010
147,530		Derwent Valley Holdings PLC	3,887,293
405,000		Great Portland Estates PLC	2,505,904
183,529		Hammerson PLC	1,315,814
500,933		Land Securities Group PLC	5,887,663
193,022		Segro PLC	995,224
			17,757,908
		United States: 40.3%
60,600		Alexandria Real Estate Equities, Inc.	4,724,982
114,800		AMB Property Corp.	4,129,356
169,200		Apartment Investment & Management Co.	4,309,524
63,025		AvalonBay Communities, Inc.	7,568,042
128,000		Boston Properties, Inc.	12,140,800
91,700		BRE Properties, Inc.	4,326,406
268,000		Developers Diversified Realty Corp.	3,752,000
217,200		Equity Residential	12,252,248
52,000		Federal Realty Investment Trust	4,241,120
415,382		General Growth Properties, Inc.	6,430,113
176,500		HCP, Inc.	6,696,410
36,700		Health Care Real Estate Investment Trust, Inc.	1,924,548
52,800		Highwoods Properties, Inc.	1,848,528
516,821		Host Hotels & Resorts, Inc.	9,101,218
118,400		Kimco Realty Corp.	2,171,456
157,300		Liberty Property Trust	5,175,170
200,065		Macerich Co.	9,909,219
140,000		Nationwide Health Properties, Inc.	5,954,200
59,600		Pebblebrook Hotel Trust	1,320,140
465,500		Prologis	7,438,690
44,594		Public Storage, Inc.	4,945,921
98,200		Regency Centers Corp.	4,269,736
142,961		Simon Property Group, Inc.	15,319,701
74,600		SL Green Realty Corp.	5,609,920
67,600		Tanger Factory Outlet Centers, Inc.	1,773,824
63,900		Taubman Centers, Inc.	3,423,762
229,275		UDR, Inc.	5,587,432
56,600		Ventas, Inc.	3,073,380

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		United States (continued)
133,131		Vornado Realty Trust		$11,648,963
				171,066,809
		Total Real Estate Investment Trusts
		(Cost $203,164,075)		302,783,804
		Total Long-Term Investments
		(Cost $294,877,732)		421,181,114
SHORT-TERM INVESTMENTS: 8.0%
		Mutual Funds: 0.9%
3,767,904		BlackRock Liquidity Funds, TempFund, Institutional Class		3,767,904
		Total Mutual Funds
		(Cost $3,767,904)		3,767,904
		Securities Lending Collateral(cc): 7.1%
29,820,389		BNY Mellon Overnight Government Fund (1)		29,820,389
372,743	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		298,194
		Total Securities Lending Collateral
		(Cost $30,193,131)		30,118,583
		Total Short-Term Investments
		(Cost $33,961,035)		33,886,487
		Total Investments in Securities
		(Cost $328,838,767)*	107.2%	$455,067,601
		Other Assets and Liabilities - Net	(7.2)	(30,620,458)
		Net Assets	100.0%	$424,447,143

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $385,910,128.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$108,169,130
		Gross Unrealized Depreciation		(39,011,657)
		Net Unrealized Appreciation		$69,157,473

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	2.1%
Financials	97.1
Short-Term Investments	8.0
Other Assets and Liabilities - Net	(7.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$118,397,310	$—	$—	$118,397,310
Real Estate Investment Trusts	302,783,804	—	—	302,783,804
Short-Term Investments	33,588,293	—	298,194	33,886,487
Total Investments, at value	$454,769,407	$—	$298,194	$455,067,601

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$298,194	$—	$—	$—	$—	$—	$—	$—	$298,194
Total Investments, at value	$298,194	$—	$—	$—	$—	$—	$—	$—	$298,194

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
COMMON STOCK: 2.4%
		Consumer Discretionary: 1.6%
158,500		Starwood Hotels & Resorts Worldwide, Inc.		$9,212,020
				9,212,020
		Financials: 0.8%
259,700	L	Brookfield Properties Co.		4,601,884
				4,601,884
		Total Common Stock
		(Cost $11,129,436)		13,813,904
REAL ESTATE INVESTMENT TRUSTS: 96.1%
		Financials: 96.1%
132,371		Alexandria Real Estate Equities, Inc.		10,320,967
354,278		AMB Property Corp.		12,743,380
229,800		American Campus Communities, Inc.		7,583,400
439,078		Apartment Investment & Management Co.		11,183,317
181,700		Associated Estates Realty Corp.		2,885,396
181,092		AvalonBay Communities, Inc.		21,745,527
304,396		Boston Properties, Inc.		28,871,961
260,820		BRE Properties, Inc.		12,305,488
302,600		Colonial Properties Trust		5,825,050
567,300		Developers Diversified Realty Corp.		7,942,200
110,157	L	Digital Realty Trust, Inc.		6,404,528
110,566		Equity Lifestyle Properties, Inc.		6,374,130
618,271		Equity Residential		34,876,667
173,088		Federal Realty Investment Trust		14,117,057
1,036,553		General Growth Properties, Inc.		16,045,840
730,852		HCP, Inc.		27,728,524
226,500		Health Care Real Estate Investment Trust, Inc.		11,877,660
231,547	L	Highwoods Properties, Inc.		8,106,460
1,547,768		Host Hotels & Resorts, Inc.		27,256,194
216,000		Hudson Pacific Properties, Inc.		3,175,200
185,800		Kilroy Realty Corp.		7,214,614
792,078		Kimco Realty Corp.		14,526,711
231,600		LaSalle Hotel Properties		6,253,200
402,445		Liberty Property Trust		13,240,441
386,323		Macerich Co.		19,134,578
412,519		Nationwide Health Properties, Inc.		17,544,433
103,800		Pebblebrook Hotel Trust		2,299,170
1,295,463		Prologis		20,701,499
185,164		Public Storage, Inc.		20,536,539
267,203		Regency Centers Corp.		11,617,986
507,811		Simon Property Group, Inc.		54,417,027
202,854		SL Green Realty Corp.		15,254,621
216,998		Tanger Factory Outlet Centers, Inc.		5,694,028
151,674		Taubman Centers, Inc.		8,126,693
570,903		UDR, Inc.		13,912,906
447,000		U-Store-It Trust		4,702,440
161,240		Ventas, Inc.		8,755,332
375,533		Vornado Realty Trust		32,859,138
		Total Real Estate Investment Trusts
		(Cost $389,140,110)		554,160,302
		Total Long-Term Investments
		(Cost $400,269,546)		567,974,206
SHORT-TERM INVESTMENTS: 4.1%
		Mutual Funds: 1.3%
7,763,988		BlackRock Liquidity Funds, TempFund, Institutional Class		7,763,988
		Total Mutual Funds
		(Cost $7,763,988)		7,763,988
		Securities Lending Collateral(cc): 2.8%
13,114,295		BNY Mellon Overnight Government Fund (1)		13,114,295
3,758,883	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		3,007,106
		Total Securities Lending Collateral
		(Cost $16,873,178)		16,121,401
		Total Short-Term Investments
		(Cost $24,637,166)		23,885,389
		Total Investments in Securities
		(Cost $424,906,712)*	102.6%	$591,859,595
		Other Assets and Liabilities - Net	(2.6)	(15,274,331)
		Net Assets	100.0%	$576,585,264

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $469,553,359.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$168,307,949
		Gross Unrealized Depreciation		(46,001,713)
		Net Unrealized Appreciation		$122,306,236

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$13,813,904	$—	$—	$13,813,904
Real Estate Investment Trusts	554,160,302	—	—	554,160,302
Short-Term Investments	20,878,282	—	3,007,107	23,885,389
Total Investments, at value	$588,852,488	$—	$3,007,107	$591,859,595

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$3,007,107	$—	$—	$—	$—	$—	$—	$—	$3,007,107
Total Investments, at value	$3,007,107	$—	$—	$—	$—	$—	$—	$—	$3,007,107

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING DFA Global Allocation Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value

MUTUAL FUNDS: 100.0%

		Open-End Funds: 100.0%
77,280		DFA Emerging Markets Core Equity Portfolio		$1,722,561
102,814		DFA International Real Estate Securities Portfolio		540,802
78,872		DFA International Vector Equity Portfolio		888,101
189,387		DFA Large Cap International Portfolio		3,905,160
418,344		DFA Selectively Hedged Global Fixed Income Portfolio		4,392,617
213,509		DFA U.S. Core Equity 1 Portfolio		2,513,006
52,571		DFA U.S. Small Cap Portfolio		1,220,180
144,955		DFA US Large Company Portfolio		1,516,229
408,084	@	VA Global Bond Portfolio		4,390,985
75,856	@	VA International Small Portfolio		890,553
151,501	@	VA International Value Portfolio		1,954,364
285,372	@	VA Short-Term Fixed Portfolio		2,913,647
81,766	@	VA U.S. Large Value Portfolio		1,348,327
105,906	@	VA U.S. Targeted Value Portfolio		1,327,008

		Total Mutual Funds
		(Cost $27,379,799)		29,523,540

SHORT-TERM INVESTMENTS: 0.3%

		Mutual Funds: 0.3%
88,567		BlackRock Liquidity Funds, TempFund, Institutional Class		88,567

		Total Short-Term Investments
		(Cost $88,567)		88,567

		Total Investments in Securities
		(Cost $27,468,366)*	100.3%	$29,612,107
		Other Assets and Liabilities - Net	(0.3)	(77,892)
		Net Assets	100.0%	$29,534,215

	@	Non-income producing security
	*	Cost for federal income tax purposes is $27,470,930.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,313,215
		Gross Unrealized Depreciation		(172,038)
		Net Unrealized Appreciation		$2,141,177

PORTFOLIO OF INVESTMENTS
ING DFA Global Allocation Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$29,523,540	$—	$—	$29,523,540
Short-Term Investments	88,567	—	—	88,567
Total Investments, at value	$29,612,107	$—	$—	$29,612,107

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING DFA World Equity Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value

MUTUAL FUNDS: 99.8%

		Open-End Funds: 99.8%
945,214		DFA Emerging Markets Core Equity Portfolio		$21,068,812
1,327,956		DFA International Real Estate Securities Portfolio		6,985,047
1,224,019		DFA International Vector Equity Portfolio		13,782,454
2,431,513		DFA Large Cap International Portfolio		50,137,807
2,659,581		DFA U.S. Core Equity 1 Portfolio		31,303,265
583,555		DFA U.S. Small Cap Portfolio		13,544,322
2,807,482		DFA US Large Company Portfolio		29,366,266
990,608	@	VA International Small Portfolio		11,629,736
1,934,715	@	VA International Value Portfolio		24,957,821
810,634	@	VA U.S. Large Value Portfolio		13,367,360
1,076,017	@	VA U.S. Targeted Value Portfolio		13,482,490

		Total Mutual Funds
		(Cost $202,751,116)		229,625,380

SHORT-TERM INVESTMENTS: 0.2%

		Mutual Funds: 0.2%
531,776		BlackRock Liquidity Funds, TempFund, Institutional Class		531,776

		Total Short-Term Investments
		(Cost $531,776)		531,776

		Total Investments in Securities
		(Cost $203,282,892)*	100.0%	$230,157,156
		Other Assets and Liabilities - Net	(0.0)	(108,865)
		Net Assets	100.0%	$230,048,291

	@	Non-income producing security
	*	Cost for federal income tax purposes is $203,741,926.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$26,415,230
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$26,415,230

PORTFOLIO OF INVESTMENTS
ING DFA World Equity Portfolio	as of March 31, 2011 (Unaudited) (contined)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$229,625,380	$—	$—	$229,625,380
Short-Term Investments	531,776	—	—	531,776
Total Investments, at value	$230,157,156	$—	$—	$230,157,156

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value

COMMON STOCK: 83.2%

		Consumer Discretionary: 16.4%
1,071,951		Advance Auto Parts, Inc.	$70,341,425
131,450	@	Clicks Group Ltd.	825,601
553,077	@	DEN Networks Ltd.	1,057,462
200,800	L	Dena Co., Ltd.	7,267,032
5,627		DeVry, Inc.	309,879
248,096	@, L	Fuel Systems Solutions, Inc.	7,487,537
3,700,000	L	Geely Automobile Holdings Ltd.	1,372,814
340,505	@	Grand Canyon Education, Inc.	4,937,323
832,207		Hasbro, Inc.	38,980,576
91		Inditex S.A.	7,302
1,994		Interpublic Group of Cos., Inc.	25,065
134,225	@	Jubilant Foodworks Ltd.	1,625,046
12,557		MegaStudy Co., Ltd.	1,931,541
5,700		Mothercare PLC	36,576
95,760	@, L	NetFlix, Inc.	22,726,721
902,112	@	New Focus Auto Tech Holdings Ltd.	314,290
1,392,000		Prime Success International Group	1,045,514
6,300		Proto Corp.	229,751
206,664		Ross Stores, Inc.	14,697,944
844,707	@	Sally Beauty Holdings, Inc.	11,834,345
99,272		Starbucks Corp.	3,668,100
3,000		Start Today Co., Ltd.	46,256
242,767		Sun TV Network Ltd.	2,449,506
15,263		TAJ GVK Hotels & Resorts Ltd.	31,645
587,463		Time Warner, Inc.	20,972,429
137,109		TJX Cos., Inc.	6,818,431
13,500		Tsutsumi Jewelry Co., Ltd.	341,037
20,750		Value Line, Inc.	307,100
253,525		Walt Disney Co.	10,924,392
174,620		Zee Telefilms Ltd.	484,566
			233,097,206
		Consumer Staples: 1.6%
29,210		Britannia Industries Ltd.	243,895
13,000		Daikokutenbussan Co., Ltd.	417,132
1,300	@	Fresh Market, Inc.	49,062
5,467,119		Heng Tai Consumables Group Ltd.	660,415
36,986		Jyothy Laboratories Ltd.	182,511
19,400		Kalina ADR	603,862
191,410		Molson Coors Brewing Co.	8,975,215
21,000		SunOpta, Inc.	155,474
59,700	@	SunOpta, Inc.	443,978
56,942	@, L	USANA Health Sciences, Inc.	1,965,068
10,876,000		Want Want China Holdings Ltd.	8,546,354
			22,242,966
		Energy: 8.3%
164,418	@	Dresser-Rand Group, Inc.	8,816,093
269,884	L	Ensco International PLC ADR	15,610,091
412,251	@	Helix Energy Solutions Group, Inc.	7,090,717
318,811	@, L	Kodiak Oil & Gas Corp.	2,136,034
146,518	@, L	Magnum Hunter Resources Corp.	1,255,659
810,625	@	Nabors Industries Ltd.	24,626,788
249,310	@, L	Northern Oil And Gas, Inc.	6,656,577
1,095,611	@	Parker Drilling Co.	7,570,672
652,467		Patterson-UTI Energy, Inc.	19,176,005
781	@	Plains Exploration & Production Co.	28,296
2,698,400	@, L	SXR Uranium One, Inc.	10,576,503
317,204	@	Voyager Oil & Gas	1,547,321
603,225	@	Weatherford International Ltd.	13,632,885
			118,723,641
		Financials: 9.8%
40,421		Admiral Group PLC	1,006,982
247,000	L	Aozora Bank Ltd.	558,056
99,287		Bank of Baroda	2,146,478
167,375		Chubb Corp.	10,261,761
14,262		CRISIL Ltd.	2,019,034
132,300		Discover Financial Services	3,191,076
91,060		Goldcrest Co., Ltd.	1,782,547
258,938	@	Housing Development & Infrastructure	1,026,308
114,700		Iguatemi Empresa de Shopping Centers S.A.	2,803,130
982,772		Janus Capital Group, Inc.	12,255,167
5,709	@	Kenedix, Inc.	1,155,744
64,367		Lincoln National Corp.	1,933,585

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Financials (continued)
499,000		Marusan Securities Co., Ltd.	$2,438,913
114,280		Northern Trust Corp.	5,799,710
964,441		Old Republic International Corp.	12,238,756
420,200		Porto Seguro SA	7,080,331
348		Presidential Life Corp.	3,316
286,460		Progressive Corp.	6,052,900
351,716		Protective Life Corp.	9,338,060
610,041		Reinsurance Group of America, Inc.	38,298,374
146,113		SEI Investments Co.	3,489,178
1,043	@	Songbird Estates PLC	2,409
1,343,272		Union Bank of India	10,460,672
540,000		Wharf Holdings Ltd.	3,719,418
			139,061,905
		Health Care: 18.3%
72,600	@	3SBio, Inc. ADR	1,255,254
364,000		Abcam PLC	2,201,425
1,629,369	@	Allscripts Healthcare Solutions, Inc.	34,200,455
31,679	@, L	Ardea Biosciences, Inc.	908,871
354,000	@	Aspen Pharmacare Holdings Ltd.	4,129,926
345,768	@, L	Athenahealth, Inc.	15,604,510
47,712		Cadila Healthcare Ltd.	848,131
2,100	@	CareFusion Corp.	59,220
399,904	@	Cerner Corp.	44,469,325
5,300	@, L	China Pharma Holdings, Inc.	13,409
10,445		Cipla Ltd.	75,361
25,885		Computer Programs & Systems, Inc.	1,663,888
226,752	@	Edwards Lifesciences Corp.	19,727,424
34,200	@, L	GenMark Diagnostics, Inc.	138,168
227,808	@	Genomic Health, Inc.	5,604,077
72,400	@, L	Immunogen, Inc.	656,668
34,697	@	IPC The Hospitalist Co., Inc.	1,575,591
290,180	@	Kinetic Concepts, Inc.	15,791,596
71,996	@	Laboratory Corp. of America Holdings	6,632,991
57	L	M3, Inc.	346,373
39,581	@	Masimo Corp.	1,310,131
220,900		McKesson Corp.	17,462,145
236,900	@	Medco Health Solutions, Inc.	13,304,304
117,315	@, L	Nanosphere, Inc.	381,274
106,420		Nobel Biocare Holding AG	2,203,565
164,816	@	NxStage Medical, Inc.	3,622,656
82,249		Opto Circuits India Ltd.	507,965
51,600	@	Pharmstandard OJSC GDR	1,436,644
412,625		Piramal Healthcare Ltd.	3,858,726
270,569	@, L	Qiagen NV	5,424,908
217,619	@, L	Questcor Pharmaceuticals, Inc.	3,135,890
146,364	@, L	Quidel Corp.	1,750,513
31,161	@, L	Sangamo Biosciences, Inc.	259,571
1,576,000		Shandong Weigao Group Medical Polymer Co., Ltd.	4,496,479
39,031		Steris Corp.	1,348,131
265,876	@	Thermo Fisher Scientific, Inc.	14,769,412
158,588		Unichem Laboratories Ltd.	678,164
610,476	@	Vertex Pharmaceuticals, Inc.	29,260,115
			261,113,256
		Industrials: 2.2%
10,900		Acuity Brands, Inc.	637,541
70,506	@	AGCO Corp.	3,875,715
1,951	@	Bell Equipment Ltd.	3,605
411,000		Blue Label Telecoms Ltd.	364,802
166,681		Blue Star Ltd.	1,388,354
20,900		Copa Holdings S.A.	1,103,520
61,189		Corporate Executive Board Co.	2,470,200
422,944		Deutsche Post AG	7,601,648
198		en-japan, Inc.	295,559
50,388		Equifax, Inc.	1,957,574
1,066,000		EVA Precision Industrial Holdings Ltd.	778,254
32,832		Fluor Corp.	2,418,405
244,400		JobStreet Corp. Bhd	215,048
661,963	@	MAX India Ltd.	2,371,206
207,000		Nippon Thompson Co., Ltd.	1,647,630
75,889	@, L	Randstad Holdings NV	4,224,455
50,600	@	Uzel Makina Sanayii AS	12,781
			31,366,297
		Information Technology: 20.9%
172,970		Altera Corp.	7,614,139
536,840		Applied Materials, Inc.	8,385,441
43,407	@	Computer Task Group, Inc.	576,879
115,577	@, L	Constant Contact, Inc.	4,033,637
1,263,100		Corning, Inc.	26,057,753
132,497	@	DG FastChannel, Inc.	4,269,053

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Information Technology (continued)
3,521,700		Digital China Holdings Ltd.	$6,641,918
2,769,613	@	eBay, Inc.	85,968,783
389,378	@	Electronic Arts, Inc.	7,604,552
318,168	L	Gemalto NV	15,664,966
22,400	@, L	Hollysys Automation Technologies Ltd.	297,920
10,684		Info Edge India Ltd.	160,714
257,576		Ingenico	11,541,971
261,701	@	Intuit, Inc.	13,896,323
68		Kakaku.com, Inc.	378,431
7,410,000	L	Kingdee International Software Group Co., Ltd.	4,651,758
466,200	L	Kontron AG	5,787,693
1,500		Lenovo Group Ltd. ADR	16,950
712,400	@, L	Longtop Financial Technologies Ltd. ADR	22,383,608
225,938	@	Marvell Technology Group Ltd.	3,513,336
300,666	@	MIC Electronics Ltd.	162,815
2,326	@	Move, Inc.	5,559
3	@	NetSuite, Inc.	87
9,075	@	NHN Corp.	1,583,350
2,225,202	@	PMC - Sierra, Inc.	16,689,015
123,857	@	Rovi Corp.	6,644,928
909,800		Siliconware Precision Industries Co. ADR	5,495,192
103,709		Solera Holdings, Inc.	5,299,530
122,556	@	support.com, Inc.	636,066
100	@	Trimble Navigation Ltd.	5,054
891,959	@	UbiSoft Entertainment	9,104,858
2,115	@	Valueclick, Inc.	30,583
60,500	@	VanceInfo Technologies, Inc. ADR	1,900,305
17,121	@, L	Veeco Instruments, Inc.	870,432
121,500	@	VeriSign, Inc.	4,399,515
121,666	@	WebMD Health Corp.	6,499,398
834,593		Xerox Corp.	8,888,415
			297,660,927
		Materials: 5.6%
3,500		Agnico-Eagle Mines Ltd.	232,671
37,700		Agnico-Eagle Mines Ltd.	2,501,395
2,300		Barrick Gold Corp.	119,543
42,300		Barrick Gold Corp.	2,195,793
85,300		Centerra Gold, Inc.	1,530,913
26,000		Eldorado Gold Corp.	422,760
159,755		Eldorado Gold Corp. (Canadian Denominated Security)	2,605,185
6,100		Franco-Nevada Corp.	223,929
626,900		Iamgold Corp.	13,818,312
131,400	@	Kinross Gold Corp.	2,069,550
819,945		Kinross Gold Corp.	12,922,908
531,135		Newcrest Mining Ltd.	21,879,797
190,700		Newmont Mining Corp.	10,408,406
87,434		Yamana Gold, Inc.	1,076,313
183,900		Yamana Gold, Inc. (Canadian Denominated Security)	2,272,431
439,564	@, L	Zoltek Cos., Inc.	5,903,345
			80,183,251
		Utilities: 0.1%
77,650	@	Calpine Corp.	1,232,306
			1,232,306
		Total Common Stock
		(Cost $878,888,005)	1,184,681,755
WARRANTS: 0.0%
		Materials: 0.0%
5,973		Kinross Gold Corp.	16,634

		Total Warrants
		(Cost $22,539)	16,634

Principal Amount			Value

CORPORATE BONDS/NOTES: 0.0%

		Consumer Staples: 0.0%
$993,140		Britannia Industries Ltd., 8.250%, due 03/22/13	$21,649

		Total Corporate Bonds/Notes
		(Cost $18,353)	21,649

		Total Long-Term Investments
		(Cost $878,928,897)	1,184,720,038

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value

SHORT-TERM INVESTMENTS: 24.6%

		Mutual Funds: 16.2%
230,689,515		BlackRock Liquidity Funds, TempFund, Institutional Class		$230,689,515

		Total Mutual Funds
		(Cost $230,689,515)		230,689,515

		Securities Lending Collateral(cc): 8.4%
118,851,740		BNY Mellon Overnight Government Fund (1)		118,851,740
1,748,799	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,399,039

		Total Securities Lending Collateral
		(Cost $120,600,538)		120,250,779

		Total Short-Term Investments
		(Cost $351,290,053)		350,940,294

		Total Investments in Securities
		(Cost $1,230,218,950)*	107.8%	$1,535,660,332
		Other Assets and Liabilities - Net	(7.8)	(111,286,960)
		Net Assets	100.0%	$1,424,373,372

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

R	Restricted security
L	Loaned security, a portion or all of the security is on loan at March 30, 2011.

*	Cost for federal income tax purposes is $1,244,004,406.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$342,807,206
	Gross Unrealized Depreciation	(51,151,280)
	Net Unrealized Appreciation	$291,655,926

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$233,097,206	$—	$—	$233,097,206
Consumer Staples	22,242,966	—	—	22,242,966
Energy	117,176,320	1,547,321	—	118,723,641
Financials	139,061,905	—	—	139,061,905
Health Care	261,113,256	—	—	261,113,256
Industrials	31,353,516	—	12,781	31,366,297
Information Technology	297,660,927	—	—	297,660,927
Materials	80,183,251	—	—	80,183,251
Utilities	1,232,306	—	—	1,232,306
Total Common Stock	1,183,121,653	1,547,321	12,781	1,184,681,755
Warrants	16,634	—	—	16,634
Corporate Bonds/Notes	—	21,649	—	21,649
Short-Term Investments	349,541,255	—	1,399,039	350,940,294
Total Investments, at value	$1,532,679,542	$1,568,970	$1,411,820	$1,535,660,332

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Common Stock	$12,781	$—	$—	$—	$—	$—	$—	$—	$12,781
Short-Term Investments	1,399,039	—	—	—	—	—	—	—	1,399,039
Total Investments, at value	$1,411,820	$—	$—	$—	$—	$—	$—	$—	$1,411,820

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 38.0%
		Consumer Discretionary: 1.3%
77,323	@	Charter Communications, Inc.	$3,914,863
110,000		Comcast Corp. — Class A	2,719,200
122,564	@, L	Dex One Corp.	593,210
74,600		Home Depot, Inc.	2,764,676
15,000		Target Corp.	750,150
			10,742,099
		Consumer Staples: 0.8%
150,000		Diageo PLC	2,851,262
60,000		PepsiCo, Inc.	3,864,600
			6,715,862
		Energy:8.5%
15,000	@, L	Alpha Natural Resources, Inc.	890,550
50,000		Baker Hughes, Inc.	3,671,500
120,000		BP PLC ADR	5,296,800
108,753	@	Callon Petroleum Co.	845,011
365,000		Canadian Oil Sands Ltd.	12,299,691
100,000		Chesapeake Energy Corp.	3,352,000
25,000		Chevron Corp.	2,685,750
160,000		ConocoPhillips	12,777,600
226,235		ExxonMobil Corp.	19,033,151
35,000		Schlumberger Ltd.	3,264,100
174,600		Spectra Energy Corp.	4,745,628
150,000	@	Weatherford International Ltd.	3,390,000
			72,251,781
		Financials: 4.8%
101,538		Banco Santander Central Hispano S.A.	1,184,335
550,000		Bank of America Corp.	7,331,500
250,000		Barclays PLC	1,122,496
45,000	@	CIT Group, Inc.	1,914,750
465,075	@	Citigroup, Inc.	2,055,632
500,000		HSBC Holdings PLC	5,164,585
200,000		JPMorgan Chase & Co.	9,220,000
40,000		M&T Bank Corp.	3,538,800
299,600		Wells Fargo & Co.	9,497,320
			41,029,418
		Health Care: 4.5%
150,000		Johnson & Johnson	8,887,500
350,000		Merck & Co., Inc.	11,553,500
336,400		Pfizer, Inc.	6,832,284
75,000		Roche Holding AG - Genusschein	10,707,404
			37,980,688
		Industrials: 0.5%
200,000		General Electric Co.	4,010,000
			4,010,000
		Information Technology: 1.5%
300,000		Intel Corp.	6,051,000
180,000		Maxim Integrated Products	4,608,000
200,000		Xerox Corp.	2,130,000
			12,789,000
		Materials: 1.5%
110,000		Barrick Gold Corp.	5,710,100
120,000		Newmont Mining Corp.	6,549,600
20,000		Nucor Corp.	920,400
			13,180,100
		Telecommunication Services: 3.1%
275,000		AT&T, Inc.	8,415,000
50,000		CenturyTel, Inc.	2,077,500
101,205		Frontier Communications Corp.	831,905
800,000		Telstra Corp., Ltd.	2,333,586
130,000		Verizon Communications, Inc.	5,010,200
2,750,000		Vodafone Group PLC	7,837,028
			26,505,219
		Utilities: 11.5%
53,000		AGL Resources, Inc.	2,111,520
150,000		American Electric Power Co., Inc.	5,271,000
85,000		CenterPoint Energy, Inc.	1,492,600
90,000		Consolidated Edison, Inc.	4,564,800
160,000		Dominion Resources, Inc.	7,152,000
550,000		Duke Energy Corp.	9,982,500
50,000	@, L	Dynegy, Inc.	284,500
85,000		Entergy Corp.	5,712,850
70,000		FirstEnergy Corp.	2,596,300

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Utilities (continued)
102,000		NextEra Energy, Inc.	$5,622,240
172,000		Pacific Gas & Electric Co.	7,598,960
100,000		Pinnacle West Capital Corp.	4,279,000
68,400		PPL Corp.	1,730,520
120,000		Progress Energy, Inc.	5,536,800
175,000		Public Service Enterprise Group, Inc.	5,514,250
105,000		Sempra Energy	5,617,500
325,000		Southern Co.	12,385,750
162,000		TECO Energy, Inc.	3,039,120
300,000		Xcel Energy, Inc.	7,167,000
			97,659,210
		Total Common Stock
		(Cost $311,119,449)	322,863,377
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Financials: 0.2%
635,200		Westfield Retail Trust	1,721,391
		Total Real Estate Investment Trusts
		(Cost $1,718,767)	1,721,391
PREFERRED STOCK: 5.7%
		Consumer Discretionary: 0.3%
29,500		General Motors Co.	1,421,900
120,000	@, P	Motors Liquidation Co.	884,700
			2,306,600
		Energy: 1.2%
3,500	#	Chesapeake Energy Corp.	4,733,750
30,000	@, #	SandRidge Energy, Inc.	5,576,250
			10,310,000
		Financials: 3.6%
1,839	#, P	Ally Financial, Inc.	1,711,304
9,300		Bank of America Corp.	9,402,207
40,000		Citigroup, Inc.	5,060,000
191,500	@, P	Federal Home Loan Mortgage Corp.	325,550
50	@, P	Federal National Mortgage Association - Convertible Series 2004-1	311,250
113,600	@	Federal National Mortgage Association - Series 08-1	98,832
100,000	@, P	Federal National Mortgage Association - Series Q	150,000
194,460	@, P	Federal National Mortgage Association - Series R	294,121
96,100	@, P	Federal National Mortgage Association - Series S	163,370
90,000		Felcor Lodging Trust, Inc.	2,452,500
28,800	@	MetLife, Inc.	2,443,680
8,000		Wells Fargo & Co.	8,281,600
			30,694,414
		Health Care: 0.4%
2,500		Tenet Healthcare Corp.	2,943,750
			2,943,750
		Materials: 0.1%
23,000		AngloGold Ashanti Ltd.	1,238,320
			1,238,320
		Utilities: 0.1%
20,000		NextEra Energy, Inc.	1,032,200
			1,032,200
		Total Preferred Stock
		(Cost $63,328,646)	48,525,284
WARRANTS: 0.0%
		Consumer Discretionary: 0.0%
25,281		Charter Communications, Inc.	297,052
		Total Warrants
		(Cost $9,030,960)	297,052

Principal Amount			Value
CORPORATE BONDS/NOTES: 52.8%
		Consumer Discretionary: 6.0%
$2,326,022		Allison Transmission, Inc., 3.010%, due 08/07/14	$2,311,484
3,000,000	S	Cablevision Systems Corp., 7.750%, due 04/15/18	3,255,000
3,000,000	S	Cablevision Systems Corp., 8.000%, due 04/15/20	3,285,000
1,000,000	S	Cablevision Systems Corp., 8.625%, due 09/15/17	1,117,500
750,000		Caesars Entertainment Operating Co., Inc., 11.250%, due 06/01/17	855,938
5,867,024		CCH II, LLC / CCH II Capital Corp., 13.500%, due 11/30/16	7,055,096
2,000,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, due 11/15/17	2,095,000
1,400,000	#, L	CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, due 01/15/16	1,452,500
1,600,000	&, #, L	CityCenter Holdings LLC / CityCenter Finance Corp., 10.750%, due 01/15/17	1,660,000
800,000	L	CKE Restaurants, Inc., 11.375%, due 07/15/18	886,000
8,164,403		Clear Channel Communications, Inc., 3.896%, due 11/13/15	7,197,126

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Consumer Discretionary (continued)
$1,300,000	#	Clear Channel Communications, Inc., 9.000%, due 03/01/21	$1,303,250
1,600,000		Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	1,762,000
3,000,000	#	ClubCorp Club Operations, Inc., 10.000%, due 12/01/18	3,030,000
1,300,000	L	Goodyear Tire & Rubber Co., 8.250%, due 08/15/20	1,397,500
2,500,000		KB Home, 5.750%, due 02/01/14	2,537,500
500,000		KB Home, 6.250%, due 06/15/15	497,500
2,000,000		MGM Resorts International, 6.750%, due 04/01/13	2,025,000
1,500,000	#, L	MGM Resorts International, 10.000%, due 11/01/16	1,582,500
695,002		SuperMedia, Inc., 11.000%, due 12/31/15	462,949
2,879,931		U.S. Investigations Services, Inc., 3.059%, due 04/01/15	2,861,931
1,900,000		Visant Corp., 10.000%, due 10/01/17	2,061,500
			50,692,274
		Consumer Staples: 1.9%
3,000,000		Ceridian Corp., 11.250%, due 11/15/15	3,135,000
1,300,000	#, L	Dean Foods Co., 9.750%, due 12/15/18	1,340,625
5,000,000		Diversey, Inc., 8.250%, due 11/15/19	5,387,500
2,956,000		Hertz Corp., 8.875%, due 01/01/14	3,044,680
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 11.625%, due 05/01/14	1,165,000
2,000,000	L	Supervalu, Inc., 8.000%, due 05/01/16	2,010,000
			16,082,805
		Energy: 7.1%
1,400,000		Antero Resources Finance Corp., 9.375%, due 12/01/17	1,533,000
1,500,000		ATP Oil & Gas Corp./United States, 11.875%, due 05/01/15	1,582,500
3,300,000		Chesapeake Energy Corp., 6.875%, due 08/15/18	3,605,250
3,000,000		Chesapeake Energy Corp., 6.875%, due 11/15/20	3,255,000
6,000,000		Chesapeake Energy Corp., 7.250%, due 12/15/18	6,735,000
1,400,000		Consol Energy, Inc., 8.250%, due 04/01/20	1,559,250
7,000,000		Dynegy Holdings, Inc., 7.500%, due 06/01/15	5,923,750
2,500,000		Dynegy Holdings, Inc., 7.750%, due 06/01/19	1,953,125
1,500,000		Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,263,750
1,500,000		El Paso Corp., 7.750%, due 01/15/32	1,688,373
1,200,000		Energy Transfer Equity L.P., 7.500%, due 10/15/20	1,311,000
1,500,000	#	Energy XXI Gulf Coast, Inc., 9.250%, due 12/15/17	1,608,750
1,000,000	#	Expro Finance Luxembourg SCA, 8.500%, due 12/15/16	995,000
2,000,000	#	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	2,230,000
4,200,000		PetroHawk Energy Corp., 7.875%, due 06/01/15	4,473,000
1,800,000		Pioneer Natural Resources Co., 6.875%, due 05/01/18	1,962,826
1,000,000		Roseton/Danskammer, 7.670%, due 11/08/16	945,000
2,000,000		Sabine Pass LNG LP, 7.250%, due 11/30/13	2,055,000
2,500,000		Sabine Pass LNG LP, 7.500%, due 11/30/16	2,581,250
4,000,000	#	SandRidge Energy, Inc., 8.000%, due 06/01/18	4,210,000
3,200,000	#	SandRidge Energy, Inc., 9.875%, due 05/15/16	3,568,000
2,000,000		Sesi, LLC, 6.875%, due 06/01/14	2,050,000
3,000,000	#	W&T Offshore, Inc., 8.250%, due 06/15/14	3,120,000
			60,208,824
		Financials: 13.0%
2,500,000		Ally Financial, Inc., 8.000%, due 03/15/20	2,728,125
1,500,000	L	Bank of America Corp., 8.125%, due 12/29/49	1,614,930
1,500,000		CapitalSource, Inc., 4.000%, due 07/15/34	1,511,250
1,100,000	#	CEVA Group PLC, 8.375%, due 12/01/17	1,127,500
3,600,000	#, L	CEVA Group PLC, 11.500%, due 04/01/18	3,928,500
2,500,000	L	CIT Group, Inc., 7.000%, due 05/01/14	2,553,125
12,000,000	S	CIT Group, Inc., 7.000%, due 05/01/15	12,135,000
8,500,000	S	CIT Group, Inc., 7.000%, due 05/01/16	8,531,875
8,500,000	S	CIT Group, Inc., 7.000%, due 05/01/17	8,531,875
3,464,587		Diversey Holdings, Inc., 10.500%, due 05/15/20	4,040,575
1,700,000	L	Felcor Lodging L.P., 10.000%, due 10/01/14	1,950,750
2,500,000		Ford Motor Credit Co., LLC, 8.000%, due 06/01/14	2,782,405
4,300,000		Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	5,416,766
2,700,000	#	International Lease Finance Corp., 7.125%, due 09/01/18	2,914,650
700,000	#	International Lease Finance Corp., 8.875%, due 09/15/15	771,750
2,000,000	L	International Lease Finance Corp., 8.875%, due 09/01/17	2,265,000
4,000,000		iStar Financial, 7.000%, due 06/11/14	3,993,572
4,500,000		iStar Financial, Inc., 0.805%, due 10/01/12	4,106,250
5,000,000	L	iStar Financial, Inc., 8.625%, due 06/01/13	5,125,000
12,500,000		JPMorgan Chase & Co., 7.900%, due 04/29/49	13,723,788
2,000,000	#	Liberty Mutual Group, Inc., 10.750%, due 06/15/58	2,620,000
1,000,000	#	Petroplus Finance Ltd., 6.750%, due 05/01/14	985,000
1,500,000	#	Petroplus Finance Ltd., 7.000%, due 05/01/17	1,432,500
1,500,000	#, L	Petroplus Finance Ltd., 9.375%, due 09/15/19	1,526,250
600,000	#	Pinafore LLC/Pinafore, Inc., 9.000%, due 10/01/18	654,000
500,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.250%, due 02/15/21	497,500
2,100,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 8.125%, due 12/01/17	2,220,750
2,500,000	#	UPCB Finance III Ltd., 6.625%, due 07/01/20	2,462,500
1,325,000		Wells Fargo Capital XIII, 7.700%, due 12/29/49	1,371,375
6,500,000		Wells Fargo Capital XV, 9.750%, due 09/26/44	7,166,250
			110,688,811
		Health Care: 5.8%
5,000,000		Community Health Systems, Inc., 8.875%, due 07/15/15	5,287,500

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

	Principal Amount			Value
			Health Care (continued)
$800,000		#	Giant Funding Corp., 8.250%, due 02/01/18	$825,000
	3,000,000		HCA, Inc., 6.500%, due 02/15/16	3,067,500
	3,000,000		HCA, Inc., 7.875%, due 02/15/20	3,277,500
	6,500,000		HCA, Inc., 8.500%, due 04/15/19	7,247,500
	4,000,000		HCA, Inc., 9.250%, due 11/15/16	4,325,000
	3,000,000	#	Mylan, Inc., 6.000%, due 11/15/18	3,015,000
	4,000,000	&, #	Quintiles Transnational Corp., 9.500%, due 12/30/14	4,100,000
	1,500,000		Tenet Healthcare Corp., 8.000%, due 08/01/20	1,571,250
	2,500,000		Tenet Healthcare Corp., 9.000%, due 05/01/15	2,762,500
	5,000,000	L	Tenet Healthcare Corp., 9.250%, due 02/01/15	5,531,250
	2,750,000		Tenet Healthcare Corp., 10.000%, due 05/01/18	3,234,688
	500,000	#, L	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, due 02/01/19	508,750
	3,200,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	3,292,000
	1,700,000		Vanguard Health Systems, 11.450%, due 02/01/16	1,088,000
				49,133,438
			Industrials: 2.6%
	1,600,000	#, L	Abengoa Finance SAU, 8.875%, due 11/01/17	1,604,000
	3,300,000	#, L	American Airlines, Inc., 7.500%, due 03/15/16	3,279,375
	1,400,000	#	Case New Holland, Inc., 7.875%, due 12/01/17	1,562,750
	2,500,000	#	CHC Helicopter S.A., 9.250%, due 10/15/20	2,587,500
	1,000,000	L	Manitowoc Co., Inc., 9.500%, due 02/15/18	1,110,000
	2,500,000		Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, due 03/15/18	2,731,250
	2,200,000		RBS Global, Inc. and Rexnord Corp., 8.500%, due 05/01/18	2,387,000
	1,500,000	L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	1,616,250
	4,000,000	L	Terex Corp., 8.000%, due 11/15/17	4,235,000
	1,100,000		United Rentals North America, Inc., 8.375%, due 09/15/20	1,155,000
				22,268,125
			Information Technology: 6.3%
	477,000		Advanced Micro Devices, Inc., 6.000%, due 05/01/15	494,291
	1,500,000		Advanced Micro Devices, Inc., 8.125%, due 12/15/17	1,567,500
	1,000,000		CDW LLC / CDW Finance Corp., 11.000%, due 10/12/15	1,090,000
	750,000		CDW LLC / CDW Finance Corp., 12.535%, due 10/12/17	808,125
	300,000	#	CommScope, Inc., 8.250%, due 01/15/19	315,000
	7,590,086		First Data Corp., 3.002%, due 09/24/14	7,281,831
	4,179,000	#, L	First Data Corp., 8.250%, due 01/15/21	4,189,448
	3,187,000	&, #, L	First Data Corp., 8.750%, due 01/15/22	3,187,000
	278,000		First Data Corp., 9.875%, due 09/24/15	286,340
	1,500,000		First Data Corp., 11.250%, due 03/31/16	1,501,875
	6,368,000	#	First Data Corp., 12.625%, due 01/15/21	6,941,120
	3,000,000	#	Freescale Semiconductor, Inc., 9.250%, due 04/15/18	3,300,000
	1,000,000	L	Freescale Semiconductor, Inc., 10.125%, due 12/15/16	1,067,500
	5,000,000	#, L	Freescale Semiconductor, Inc., 10.125%, due 03/15/18	5,625,000
	6,000,000	#, L	Freescale Semiconductor, Inc., 10.750%, due 08/01/20	6,765,000
	500,000	#	Interactive Data Corp., 10.250%, due 08/01/18	563,750
	1,000,000	#	NXP BV/NXP Funding, LLC, 9.750%, due 08/01/18	1,125,000
	2,050,000	L	Sanmina-SCI Corp., 6.750%, due 03/01/13	2,050,000
	1,000,000	L	Sanmina-SCI Corp., 8.125%, due 03/01/16	1,040,000
	1,000,000	#	SunGard Data Systems, Inc., 7.625%, due 11/15/20	1,032,500
	800,000		SunGard Data Systems, Inc., 10.250%, due 08/15/15	842,000
	2,500,000		SunGard Data Systems, Inc., 10.625%, due 05/15/15	2,753,125
				53,826,405
			Materials: 2.2%
	1,000,000	#	Berry Plastics Corp., 9.750%, due 01/15/21	995,000
	1,400,000	#	Cemex SAB de CV, 3.250%, due 03/15/16	1,443,750
	805,000	#	Cemex SAB de CV, 3.750%, due 03/15/18	840,219
	1,500,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, due 02/01/18	1,571,250
	1,100,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, due 11/01/15	1,146,750
	3,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, due 02/01/18	3,187,500
EUR	3,220,000	#, S	Ineos Group Holdings PLC, 7.875%, due 02/15/16	4,483,504
EUR	2,500,000	#	Kerling PLC, 10.625%, due 02/01/17	3,879,567
$1,000,000			NewPage Corp., 11.375%, due 12/31/14	1,006,250
				18,553,790
			Telecommunication Services: 2.5%
	3,700,000		CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, due 04/30/20	4,042,250
	3,500,000	#	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, due 12/01/15	3,797,500
	3,500,000	L	Cricket Communications, Inc., 7.750%, due 10/15/20	3,535,000
	800,000		Frontier Communications Corp., 8.250%, due 04/15/17	868,000
	900,000		Frontier Communications Corp., 8.500%, due 04/15/20	979,875
	2,750,000		UPC Germany GmbH, 8.125%, due 12/01/17	4,111,632
	1,500,000		UPC Germany GmbH, 9.625%, due 12/01/19	2,322,426
GBP	1,000,000		Virgin Media Secured Finance PLC, 7.000%, due 01/15/18	1,736,557
				21,393,240
			Utilities: 5.4%
$1,750,000		#	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16	1,916,250
	1,000,000	#	Calpine Corp., 7.500%, due 02/15/21	1,040,000
	800,000	#	Calpine Corp., 7.875%, due 07/31/20	854,000
	1,000,000	#	Calpine Corp., 7.875%, due 01/15/23	1,038,750
	1,000,000		GenOn Energy, Inc., 7.625%, due 06/15/14	1,040,000
	4,600,000		GenOn Energy, Inc., 7.875%, due 06/15/17	4,588,500

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
		Utilities (continued)
$1,500,000	#	Intergen NV, 9.000%, due 06/30/17		$1,623,750
1,600,000		Public Service Co. of New Mexico, 7.950%, due 05/15/18		1,800,064
502,080		Texas Competitive Electric Holdings Co., LLC, 3.746%, due 10/10/14		423,540
321,221		Texas Competitive Electric Holdings Co., LLC, 3.746%, due 10/24/14		271,145
12,317,706		Texas Competitive Electric Holdings Co., LLC, 3.759%, due 10/10/14		10,390,842
3,305,596		Texas Competitive Electric Holdings Co., LLC, 3.759%, due 10/24/14		2,790,276
133,888		Texas Competitive Electric Holdings Co., LLC, 3.803%, due 10/10/14		112,944
4,660,680		Texas Competitive Electric Holdings Co., LLC, 3.803%, due 10/24/14		3,934,112
14,000,000	L	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15		8,260,000
337,501	&, L	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16		197,438
6,860,000	#, L	Texas Competitive Electric Holdings Co., LLC, 15.000%, due 04/01/21		5,693,800
				45,975,411
		Total Corporate Bonds/Notes
		(Cost $418,358,909)		448,823,123
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
2,952,832	#	Banc of America Large Loan, Inc., 2.005%, due 11/15/15		2,796,487
		Total Collateralized Mortgage Obligations
		(Cost $2,593,625)		2,796,487
MUNICIPAL BONDS: 0.4%
		California: 0.4%
3,000,000	S	State of California, 7.950%, due 03/01/36		3,208,770
		Total Municipal Bonds
		(Cost $3,003,496)		3,208,770
		Total Long-Term Investments
		(Cost $809,153,852)		828,235,484
SHORT-TERM INVESTMENTS: 8.1%
		U.S. Government Agency Obligations: 0.5%
4,180,000	Z	Federal Home Loan Bank, 0.001%, due 04/01/11		4,180,000
		Total U.S. Government Agency Obligations
		(Cost $4,180,000)		4,180,000

Shares				Value
		Securities Lending Collateral(cc): 7.6%
64,244,789		BNY Mellon Overnight Government Fund (1)		$64,244,789
262,251	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		209,800
		Total Securities Lending Collateral
		(Cost $64,507,039)		64,454,589
		Total Short-Term Investments
		(Cost $68,687,039)		68,634,589

		Total Investments in Securities
		(Cost $877,840,891)*	105.5%	$896,870,073
		Other Assets and Liabilities - Net	(5.5)	(47,045,470)
		Net Assets	100.0%	$849,824,603

	@	Non-income producing security
	&	Payment-in-kind
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	EUR	EU Euro
	GBP	British Pound
	*	Cost for federal income tax purposes is $877,841,780.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$90,948,948
		Gross Unrealized Depreciation		(71,920,655)
		Net Unrealized Appreciation		$19,028,293

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$322,863,377	$—	$—	$322,863,377
Real Estate Investment Trusts	1,721,391	—	—	1,721,391
Preferred Stock	12,113,600	36,411,684	—	48,525,284
Warrants	—	297,052	—	297,052
Corporate Bonds/Notes	—	448,823,123	—	448,823,123
Collateralized Mortgage Obligations	—	2,796,487	—	2,796,487
Municipal Bonds	—	3,208,770	—	3,208,770
Short-Term Investments	64,244,789	4,180,000	209,800	68,634,589
Total Investments, at value	$400,943,157	$495,717,116	$209,800	$896,870,073

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$209,800	$—	$—	$—	$—	$—	$—	$—	$209,800
Total Investments, at value	$209,800	$—	$—	$—	$—	$—	$—	$—	$209,800

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 88.4%
		Consumer Discretionary: 8.0%
351,622		British Sky Broadcasting PLC	$4,653,622
53,599		Comcast Corp. — Special Class A	1,244,569
46,017	@	DaimlerChrysler AG	3,242,459
260,833	@	DaimlerChrysler Escrow	212,579
521,597	@	DaimlerChrysler Escrow	425,102
521,605	@	DaimlerChrysler Escrow	425,108
73,260	@	General Motors Co.	2,273,258
148,569		Mattel, Inc.	3,703,825
397,084		News Corp. - Class A	6,972,795
38,492		Stanley Black & Decker, Inc.	2,948,487
161,450		Thomas Cook Group PLC	441,103
74,734		Time Warner Cable, Inc.	5,331,524
165,362		Time Warner, Inc.	5,903,423
16,900		Viacom - Class B	786,188
103,553		Virgin Media, Inc.	2,877,738
			41,441,780
		Consumer Staples: 21.1%
333,508		Altria Group, Inc.	8,681,213
290,873		British American Tobacco PLC	11,663,383
82		British American Tobacco PLC ADR	6,641
435		Brown-Forman Corp. - Class B	29,711
45		Brown-Forman Corp.	3,054
3,345		Carlsberg A/S	359,700
49,952		Carrefour S.A.	2,206,862
102,740		Coca-Cola Enterprises, Inc.	2,804,802
433,960		CVS Caremark Corp.	14,893,504
122,278		Dr Pepper Snapple Group, Inc.	4,543,850
105,768		General Mills, Inc.	3,865,820
263,957		Imperial Tobacco Group PLC	8,144,799
780		Japan Tobacco, Inc.	2,820,000
344,058		Kraft Foods, Inc.	10,789,659
263,928		Kroger Co.	6,326,354
34,851		Lorillard, Inc.	3,311,194
142,323		Nestle S.A.	8,150,146
51,222		PepsiCo, Inc.	3,299,209
74,479		Pernod-Ricard S.A.	6,954,054
55,610		Philip Morris International, Inc.	3,649,684
126,492		Reynolds American, Inc.	4,494,261
52,921		Wal-Mart Stores, Inc.	2,754,538
			109,752,438
		Energy: 7.6%
321,580		BP PLC	2,362,690
63,611	@	Exterran Holdings, Inc.	1,509,489
208,139		Marathon Oil Corp.	11,095,890
9,911		Noble Energy, Inc.	957,898
77,094	@	Pride International, Inc.	3,311,187
211,730		Royal Dutch Shell PLC	7,702,339
49,265		Total S.A.	3,001,879
92,015	@	Transocean Ltd.	7,172,569
75,758		Williams Cos., Inc.	2,362,134
			39,476,075
		Financials: 12.4%
80,913		ACE Ltd.	5,235,071
7,991	@	Alleghany Corp.	2,644,755
380,645		Bank of America Corp.	5,073,998
974,744		Barclays PLC	4,376,586
48,247	@, #	Bond Street Holdings, LLC	1,001,125
454,259	@	Canary Wharf Group PLC	2,057,000
98,875	@	CNO Financial Group, Inc.	742,551
39,912		Deutsche Boerse AG	3,021,523
53,178	@	Forestar Real Estate Group, Inc.	1,011,446
47,924	@	Guaranty Bancorp	61,822
498,859		Intesa Sanpaolo S.p.A.	1,471,670
26,800		Metlife, Inc.	1,198,764
197,790		Morgan Stanley	5,403,623
27,519		NYSE Euronext	967,843
206,703		Old Republic International Corp.	2,623,061
92,090		PNC Financial Services Group, Inc.	5,800,749
440,822		Prime AET&D Holdings No. 1 Pty Ltd.	—
191,125	@	UBS AG - Reg	3,438,354
234,564		Wells Fargo & Co.	7,435,679
20,198	@	White Mountains Insurance Group Ltd.	7,356,112
11,352		Zurich Financial Services AG	3,173,304
			64,095,036

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care: 13.9%
22,083		Alcon, Inc.	$3,654,957
75,850	@	Amgen, Inc.	4,054,183
396,810	@	Boston Scientific Corp.	2,853,064
20,560	@	Cephalon, Inc.	1,558,037
63,300	@	Community Health Systems, Inc.	2,531,367
53,100	@	Coventry Health Care, Inc.	1,693,359
218,924		Eli Lilly & Co.	7,699,557
72,020	@	Genzyme Corp.	5,484,323
138,470		Medtronic, Inc.	5,448,795
236,720		Merck & Co., Inc.	7,814,127
450,862		Pfizer, Inc.	9,157,007
851,195	@	Tenet Healthcare Corp.	6,341,403
263,542		UnitedHealth Group, Inc.	11,912,098
32,895	@	Zimmer Holdings, Inc.	1,991,134
			72,193,411
		Industrials: 4.9%
50,550		Alstom	2,988,827
681		AP Moller - Maersk A/S - Class B	6,391,197
104,423		Federal Signal Corp.	679,794
73,725	@	Gencorp, Inc.	440,876
10,500	@	Huntington Ingalls Industries, Inc.	435,750
85,400		Koninklijke Philips Electronics NV	2,735,602
499,731		Orkla ASA	4,840,775
115,723	@	Owens Corning, Inc.	4,164,871
112,979		TNT NV	2,900,958
			25,578,650
		Information Technology: 8.8%
218,710		Cisco Systems, Inc.	3,750,877
136,526		Hewlett-Packard Co.	5,593,470
734,756	@	LSI Logic Corp.	4,996,341
10,914		Maxim Integrated Products	279,398
376,221		Microsoft Corp.	9,540,965
74,276	@	Motorola Solutions, Inc.	3,319,394
10,370		Nintendo Co., Ltd.	2,819,705
150,360	@	Symantec Corp.	2,787,674
98,732	@	TE Connectivity, Ltd.	3,437,848
845,342		Xerox Corp.	9,002,892
			45,528,564
		Materials: 4.4%
31,258		Domtar Corp.	2,868,859
213,043		International Paper Co.	6,429,638
41,231		Linde AG	6,509,608
53,357		MeadWestvaco Corp.	1,618,318
128,738		ThyssenKrupp AG	5,240,063
			22,666,486
		Telecommunication Services: 3.3%
2,004,569		Cable & Wireless Communications PLC	1,462,748
655,371		Cable & Wireless Worldwide PLC	551,434
266,134	@	Telefonica S.A.	6,675,860
3,024,624		Vodafone Group PLC	8,619,659
			17,309,701
		Utilities: 4.0%
105,797	@	Brookfield Infrastructure Partners L.P.	2,350,809
177,712		E.ON AG	5,404,041
27,946		Entergy Corp.	1,878,251
98,032		Exelon Corp.	4,042,840
92,946		Gaz de France	3,790,465
161,533	@	NRG Energy, Inc.	3,479,421
			20,945,827
		Total Common Stock
		(Cost $419,900,600)	458,987,968
REAL ESTATE INVESTMENT TRUSTS: 2.1%
		Financials: 2.1%
9,488		Alexander’s, Inc.	3,861,142
229,557		Link Real Estate Investment Trust	718,752
259,559		Weyerhaeuser Co.	6,385,151
		Total Real Estate Investment Trusts
		(Cost $8,065,492)	10,965,045
RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
715,000		Northwest Airlines Claim (Pending Reorganization) due 02/20/49	—
		Total Rights
		(Cost $211,819)	—

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES: 2.8%
		Consumer Discretionary: 0.3%
$393,322		Clear Channel Communications, Inc., 3.843%, due 01/29/16		$344,649
217,000		Clear Channel Communications, Inc., 3.896%, due 01/29/16		191,291
516,000		Clear Channel Communications, Inc., 4.000%, due 01/29/16		449,727
203,500		DaimlerChrysler Escrow		165,853
407,000		DaimlerChrysler Escrow		331,705
407,000		DaimlerChrysler Escrow		331,705
37,000	±	Dana Corp. Escrow		—
29,000	±	Dana Corp. Escrow		—
179,000	±	Dana Corp. Escrow		—
7,000	±	Dana Corp. Escrow		—
				1,814,930
		Energy: 0.1%
276,000	#	OPTI Canada, Inc., 9.000%, due 12/15/12		281,865
297,000	#	OPTI Canada, Inc., 9.750%, due 08/15/13		299,228
				581,093
		Financials: 1.4%
926,732		CIT Group, Inc., 4.000%, due 08/11/15		940,712
384,982		Realogy Corp., 2.250%, due 10/10/13		365,372
28,518		Realogy Corp., 3.510%, due 04/10/13		26,308
591,139		Realogy Corp., 4.000%, due 04/10/13		545,326
4,689,803		Realogy Corp., 4.561%, due 10/10/16		4,431,133
669,000	#	Realogy Corp., 7.875%, due 02/15/19		667,328
193,000		Realogy Corp., 13.500%, due 10/15/17		210,274
1,216,000	±	Tropicana Entertainment, LLC, 9.625%, due 12/15/14		—
				7,186,453
		Materials: 0.1%
459,167		Smurfit Stone Container Enterprises, Inc. Exit Term Loan B, 6.750%, due 02/22/16		461,392
				461,392
		Utilities: 0.9%
50,439		Boston Generating, LLC, 6.500%, due 12/20/13		30,516
97,000		Calpine Corp. Escrow		—
33,000		Calpine Corp. Escrow		—
49,000		Calpine Corp. Escrow		—
3,437,767		Texas Competitive Electric Holdings Co., LLC, 3.746%, due 10/10/14		2,886,097
1,987,900		Texas Competitive Electric Holdings Co., LLC, 3.760%, due 10/10/14		1,678,000
				4,594,613
		Total Corporate Bonds/Notes
		(Cost $15,153,299)		14,638,481
		Total Long-Term Investments
		(Cost $443,331,210)		484,591,494
SHORT-TERM INVESTMENTS: 7.0%
		U.S. Government Agency Obligations: 1.8%
9,200,000	Z	Federal Home Loan Bank, 0.001%, due 04/01/11		9,200,000
		Total U.S. Government Agency Obligations
		(Cost $9,200,000)		9,200,000
		U.S. Treasury Bills: 5.2%
2,000,000		0.050%, due 05/19/11		1,999,876
3,000,000		0.050%, due 05/26/11		2,999,788
5,000,000		0.060%, due 06/16/11		4,999,315
3,000,000		0.080%, due 06/23/11		2,999,466
5,000,000		0.090%, due 07/07/11		4,998,760
3,000,000		0.100%, due 04/28/11		2,999,770
3,000,000		0.100%, due 08/04/11		2,998,959
3,000,000		0.130%, due 08/25/11		2,998,419
		Total U.S. Treasury Bills
		(Cost $26,994,353)		26,994,353
		Total Short-Term Investments
		(Cost $36,194,353)		36,194,353
		Total Investments in Securities
		(Cost $479,525,563)*	100.3%	$520,785,847
		Other Assets and Liabilities - Net	(0.3)	(1,805,588)
		Net Assets	100.0%	$518,980,259

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	±	Defaulted security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $480,444,471.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$66,558,909
		Gross Unrealized Depreciation		(26,217,533)
		Net Unrealized Appreciation		$40,341,376

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$40,378,991	$—	$1,062,789	$41,441,780
Consumer Staples	109,752,438	—	—	109,752,438
Energy	39,476,075	—	—	39,476,075
Financials	61,036,911	3,058,125	—	64,095,036
Health Care	72,193,411	—	—	72,193,411
Industrials	25,578,650	—	—	25,578,650
Information Technology	45,528,564	—	—	45,528,564
Materials	22,666,486	—	—	22,666,486
Telecommunication Services	17,309,701	—	—	17,309,701
Utilities	20,945,827	—	—	20,945,827
Total Common Stock	454,867,054	3,058,125	1,062,789	458,987,968
Real Estate Investment Trusts	10,965,045	—	—	10,965,045
Corporate Bonds/Notes	—	13,809,218	829,263	14,638,481
Short-Term Investments	—	36,194,353	—	36,194,353
Total Investments, at value	$465,832,099	$53,061,696	$1,892,052	$520,785,847
Other Financial Instruments+:
Forward foreign currency contracts	—	220,936	—	220,936
Total Assets	$465,832,099	$53,282,632	$1,892,052	$521,006,783

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(3,578,522)	$—	$(3,578,522)
Total Liabilities	$—	$(3,578,522)	$—	$(3,578,522)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Common Stock	$951,946	$—	$—	$—	$—	$110,843	$—	$—	$1,062,789
Rights	—	—	—	3,272	—	(3,272)	—	—	—
Corporate Bonds/Notes	742,775	—	—	1,123	—	85,365	—	—	829,263
Total Investments, at value	$1,694,721	$—	$—	$4,395	$—	$192,936	$—	$—	$1,892,052

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $196,207.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Swiss Franc
	CHF 289,135	BUY	5/10/11	$300,947	$314,873	$13,926
Bank of America	Swiss Franc
	CHF 181,200	BUY	5/10/11	187,870	197,330	9,460
Bank of America	Swiss Franc
	CHF 148,403	BUY	5/10/11	158,604	161,613	3,009
Bank of America	Japanese Yen
	JPY 25,900,000	BUY	4/20/11	319,229	311,408	(7,821)
Barclays Bank PLC	EU Euro
	EUR 122,000	BUY	4/15/11	169,368	172,850	3,482
Deutsche Bank AG	Swiss Franc
	CHF 161,683	BUY	5/10/11	161,958	176,075	14,117
Deutsche Bank AG	Swiss Franc
	CHF 353,000	BUY	5/10/11	353,814	384,423	30,609
Deutsche Bank AG	Swiss Franc
	CHF 254,967	BUY	5/10/11	260,324	277,663	17,339
Deutsche Bank AG	Swiss Franc
	CHF 162,965	BUY	5/10/11	169,773	177,472	7,699
Deutsche Bank AG	Swiss Franc
	CHF 135,000	BUY	5/10/11	144,509	147,017	2,508
Deutsche Bank AG	Swiss Franc
	CHF 421,500	BUY	5/10/11	458,657	459,020	363
Deutsche Bank AG	Danish Krone
	DKK 776,002	BUY	4/26/11	142,855	147,436	4,581
Deutsche Bank AG	Danish Krone
	DKK 541,100	BUY	4/26/11	100,259	102,806	2,547
Deutsche Bank AG	Danish Krone
	DKK 727,566	BUY	4/26/11	135,396	138,233	2,837
Deutsche Bank AG	Danish Krone
	DKK 535,284	BUY	4/26/11	100,028	101,701	1,673
Deutsche Bank AG	Danish Krone
	DKK 424,162	BUY	4/26/11	79,459	80,588	1,129
Deutsche Bank AG	Danish Krone
	DKK 459,450	BUY	4/26/11	85,631	87,293	1,662
Deutsche Bank AG	Danish Krone
	DKK 501,550	BUY	4/26/11	92,903	95,292	2,389
Deutsche Bank AG	Danish Krone
	DKK 500,000	BUY	4/26/11	93,125	94,997	1,872
Deutsche Bank AG	Danish Krone
	DKK 273,550	BUY	4/26/11	51,321	51,973	652
Deutsche Bank AG	Danish Krone
	DKK 415,000	BUY	4/26/11	77,705	78,848	1,143
Deutsche Bank AG	Danish Krone
	DKK 506,031	BUY	4/26/11	96,405	96,143	(262)
Deutsche Bank AG	Danish Krone
	DKK 468,000	BUY	4/26/11	89,077	88,917	(160)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Danish Krone
	DKK 289,100	BUY	4/26/11	$54,681	$54,927	$246
Deutsche Bank AG	Danish Krone
	DKK 361,594	BUY	4/26/11	68,455	68,701	246
Deutsche Bank AG	British Pound
	GBP 60,941	BUY	5/12/11	99,352	97,710	(1,642)
Deutsche Bank AG	British Pound
	GBP 82,584	BUY	5/12/11	132,706	132,412	(294)
Deutsche Bank AG	British Pound
	GBP 742,700	BUY	5/12/11	1,188,632	1,190,816	2,184
State Street Bank & Trust Co.	Danish Krone
	DKK 330,000	BUY	4/26/11	60,163	62,698	2,535
State Street Bank & Trust Co.	Danish Krone
	DKK 613,400	BUY	4/26/11	116,492	116,543	51
State Street Bank & Trust Co.	Danish Krone
	DKK 525,220	BUY	4/26/11	97,094	99,789	2,695
						$120,775
Bank of America	Japanese Yen
	JPY 2,886,275	SELL	4/20/11	$35,000	$34,703	$297
Bank of America	EU Euro
	EUR 177,776	SELL	4/15/11	239,407	251,873	(12,466)
Bank of America	Swiss Franc
	CHF 231,000	SELL	5/10/11	242,392	251,563	(9,171)
Bank of America	Norwegian Krone
	NOK 23,387,394	SELL	5/18/11	3,981,511	4,217,716	(236,205)
Barclays Bank PLC	Japanese Yen
	JPY 188,091,177	SELL	4/20/11	2,320,509	2,261,509	59,000
Barclays Bank PLC	EU Euro
	EUR 169,028	SELL	4/15/11	229,794	239,480	(9,686)
Deutsche Bank AG	Japanese Yen
	JPY 9,700,000	SELL	4/20/11	120,094	116,628	3,466
Deutsche Bank AG	Swiss Franc
	CHF 5,751,418	SELL	5/10/11	5,965,582	6,263,387	(297,805)
Deutsche Bank AG	Japanese Yen
	JPY 5,730,060	SELL	4/20/11	70,000	68,895	1,105
Deutsche Bank AG	Japanese Yen
	JPY 6,761,510	SELL	4/20/11	81,210	81,297	(87)
Deutsche Bank AG	Japanese Yen
	JPY 3,359,853	SELL	4/20/11	40,600	40,397	203
Deutsche Bank AG	Japanese Yen
	JPY 7,043,100	SELL	4/20/11	85,000	84,682	318
Deutsche Bank AG	Japanese Yen
	JPY 19,300,000	SELL	4/20/11	233,402	232,053	1,349
Deutsche Bank AG	EU Euro
	EUR 367,886	SELL	4/15/11	488,887	521,221	(32,334)
Deutsche Bank AG	EU Euro
	EUR 203,625	SELL	4/15/11	273,978	288,497	(14,519)
Deutsche Bank AG	EU Euro
	EUR 80,862	SELL	4/15/11	108,724	114,565	(5,841)
Deutsche Bank AG	EU Euro
	EUR 196,449	SELL	4/15/11	266,762	278,330	(11,568)
Deutsche Bank AG	EU Euro
	EUR 336,555	SELL	4/15/11	458,623	476,832	(18,209)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EU Euro
	EUR 200,671	SELL	4/15/11	$273,946	$284,311	$(10,365)
Deutsche Bank AG	EU Euro
	EUR 162,367	SELL	4/15/11	222,586	230,042	(7,456)
Deutsche Bank AG	EU Euro
	EUR 202,078	SELL	4/15/11	274,786	286,305	(11,519)
Deutsche Bank AG	EU Euro
	EUR 335,592	SELL	4/15/11	458,409	475,468	(17,059)
Deutsche Bank AG	Japanese Yen
	JPY 6,900,000	SELL	4/20/11	84,261	82,962	1,299
Deutsche Bank AG	EU Euro
	EUR 700,000	SELL	4/15/11	959,700	991,761	(32,061)
Deutsche Bank AG	British Pound
	GBP 22,175,542	SELL	5/12/11	35,569,570	35,555,394	14,176
Deutsche Bank AG	EU Euro
	EUR 156,559	SELL	4/15/11	211,992	221,813	(9,821)
Deutsche Bank AG	EU Euro
	EUR 77,937	SELL	4/15/11	105,169	110,421	(5,252)
Deutsche Bank AG	Swiss Franc
	CHF 400,000	SELL	5/10/11	420,867	435,606	(14,739)
Deutsche Bank AG	Japanese Yen
	JPY 16,700,000	SELL	4/20/11	200,372	200,792	(420)
Deutsche Bank AG	EU Euro
	EUR 177,993	SELL	4/15/11	243,046	252,181	(9,135)
Deutsche Bank AG	EU Euro
	EUR 110,245	SELL	4/15/11	150,465	156,195	(5,730)
Deutsche Bank AG	EU Euro
	EUR 234,349	SELL	4/15/11	321,995	332,026	(10,031)
Deutsche Bank AG	EU Euro
	EUR 117,710	SELL	4/15/11	164,515	166,771	(2,256)
HSBC Bank USA	EU Euro
	EUR 1,550,000	SELL	4/15/11	2,106,326	2,196,043	(89,717)
HSBC Bank USA	British Pound
	GBP 900,000	SELL	5/12/11	1,451,794	1,443,025	8,769
State Street Bank & Trust Co.	Swiss Franc
	CHF 3,598,577	SELL	5/10/11	3,731,416	3,918,909	(187,493)
State Street Bank & Trust Co.	EU Euro
	EUR 28,124,928	SELL	4/15/11	37,448,342	39,847,454	(2,399,112)
State Street Bank & Trust Co.	Danish Krone
	DKK 10,190,428	SELL	4/26/11	1,837,305	1,936,124	(98,819)
State Street Bank & Trust Co.	EU Euro
	EUR 95,270	SELL	4/15/11	129,854	134,979	(5,125)
State Street Bank & Trust Co.	EU Euro
	EUR 84,027	SELL	4/15/11	114,707	119,049	(4,342)
						$(3,478,361)

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
27,981,795		ING Franklin Income Portfolio - Class I		$296,327,207
35,178,124		ING Franklin Mutual Shares Portfolio - Class I		297,606,933
25,187,332		ING Templeton Global Growth Portfolio - Class I		300,484,876
		Total Investments in Affiliated Investment Companies (Cost $821,101,378)*	100.0%	$894,419,016
		Other Assets and Liabilities - Net	(0.0)	(88,127)
		Net Assets	100.0%	$894,330,889
	*	Cost for federal income tax purposes is $908,044,204.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(13,625,188)
		Net Unrealized Appreciation		$(13,625,188)

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$894,419,016	$—	$—	$894,419,016
Total Investments, at value	$894,419,016	$—	$—	$894,419,016

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Australia: 0.8%
1,989,694	@	Mount Gibson Iron Ltd.	$4,091,193
2,101,270		OneSteel Ltd.	5,299,002
			9,390,195
		Brazil: 0.7%
199,100		Petroleo Brasileiro SA ADR	8,049,613
			8,049,613
		Canada: 21.6%
245,200		Alamos Gold, Inc.	3,879,699
659,805		Barrick Gold Corp.	34,250,478
924,556		Canadian Natural Resources Ltd.	45,700,803
431,700	@	Centerra Gold, Inc.	7,747,891
159,200		Domtar Corp.	14,611,376
471,879		EnCana Corp.	16,293,982
403,100		Ensign Energy Services, Inc.	7,592,167
221,594		GoldCorp, Inc.	11,035,381
352,900	@	Harry Winston Diamond Corp.	5,685,712
362,729		Nexen, Inc.	9,039,207
775,100		Pengrowth Energy Corp.	10,719,633
1,102,588	@, L	Precision Drilling Corp.	14,929,042
905,800	@	Southern Pacific Resource Corp.	1,578,960
1,267,239		Suncor Energy, Inc.	56,822,997
310,596		Teck Cominco Ltd. - Class B	16,467,800
			256,355,128
		China: 0.9%
10,414,784		China Petroleum & Chemical Corp.	10,399,312
			10,399,312
		Italy: 0.6%
151,205	L	Tenaris S.A. ADR	7,478,599
			7,478,599
		Japan: 0.5%
1,063,500		Mitsui OSK Lines Ltd.	6,132,307
			6,132,307
		Netherlands: 1.9%
302,942		Royal Dutch Shell PLC ADR - Class A	22,072,354
			22,072,354
		Russia: 2.3%
456,157		Gazprom OAO ADR	14,752,117
175,094		Lukoil-Spon ADR	12,499,961
			27,252,078
		United Kingdom: 1.2%
30,400	@	Randgold Resources Ltd. ADR	2,478,816
158,088	L	Rio Tinto PLC ADR	11,243,219
			13,722,035
		United States: 66.5%
171,900		Alcoa, Inc.	3,034,035
362,449	@, L	Alpha Natural Resources, Inc.	21,518,597
326,967		Apache Corp.	42,806,520
581,547		Arch Coal, Inc.	20,958,954
197,800	@	Bill Barrett Corp.	7,894,198
560,338	@	Cal Dive International, Inc.	3,911,159
546,179		Chevron Corp.	58,676,010
79,100		Cliffs Natural Resources, Inc.	7,773,948
325,000	@	Coeur d’Alene Mines Corp.	11,303,500
1,072,939		ConocoPhillips	85,684,906
682,300	@	Denbury Resources, Inc.	16,648,120
362,880		Devon Energy Corp.	33,301,498
334,754		Ensco International PLC ADR	19,362,171
153,600		EOG Resources, Inc.	18,203,136
1,343,458		ExxonMobil Corp.	113,025,122
250,028		Halliburton Co.	12,461,396
359,200		Hess Corp.	30,607,432
643,639		International Paper Co.	19,425,025
262,300	@, L	McMoRan Exploration Co.	4,645,333
340,800		Murphy Oil Corp.	25,021,536
478,012		National Oilwell Varco, Inc.	37,892,011
300,900		Newmont Mining Corp.	16,423,122
529,200	@	PetroHawk Energy Corp.	12,986,568
241,600		Range Resources Corp.	14,123,936
923,725		Schlumberger Ltd.	86,146,594
374,900	@	Tetra Technologies, Inc.	5,773,460
109,534	@	Transocean Ltd.	8,538,175
85,733	@	Unit Corp.	5,311,159

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		United States (continued)
169,536	L	United States Steel Corp.		$9,144,772
588,400		Valero Energy Corp.		17,546,088
804,800	@	Weatherford International Ltd.		18,188,481
				788,336,962
		Total Common Stock
		(Cost $838,009,418)		1,149,188,583
SHORT-TERM INVESTMENTS: 6.6%
		Mutual Funds: 2.9%
34,742,000		BlackRock Liquidity Funds, TempFund, Institutional Class		34,742,000
		Total Mutual Funds
		(Cost $34,742,000)		34,742,000
		Securities Lending Collateral(cc): 3.7%
42,558,526		BNY Mellon Overnight Government Fund (1)		42,558,526
784,324	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		627,459
		Total Securities Lending Collateral
		(Cost $43,342,851)		43,185,985
		Total Short-Term Investments
		(Cost $78,084,851)		77,927,985
		Total Investments in Securities
		(Cost $916,094,269)*	103.6%	$1,227,116,568
		Other Assets and Liabilities - Net	(3.6)	(42,619,087)
		Net Assets	100.0%	$1,184,497,481

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $954,149,690.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$313,871,367
		Gross Unrealized Depreciation		(40,904,489)
		Net Unrealized Appreciation		$272,966,878

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Energy	81.0%
Industrials	0.5
Materials	15.5
Short-Term Investments	6.6
Other Assets and Liabilities - Net	(3.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$9,390,195	$—	$—	$9,390,195
Brazil	8,049,613	—	—	8,049,613
Canada	256,355,128	—	—	256,355,128
China	10,399,312	—	—	10,399,312
Italy	7,478,599	—	—	7,478,599
Japan	6,132,307	—	—	6,132,307
Netherlands	22,072,354	—	—	22,072,354
Russia	27,252,078	—	—	27,252,078
United Kingdom	11,243,219	2,478,816	—	13,722,035
United States	788,336,962	—	—	788,336,962
Total Common Stock	1,146,709,767	2,478,816	—	1,149,188,583
Short-Term Investments	77,300,526	—	627,459	77,927,985
Total Investments, at value	$1,224,010,293	$2,478,816	$627,459	$1,227,116,568

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$627,459	$—	$—	$—	$—	$—	$—	$—	$627,459
Total Investments, at value	$627,459	$—	$—	$—	$—	$—	$—	$—	$627,459

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2011 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 3.3%
		Financials: 3.3%
$4,500,000	S	Huntington National Bank, 0.711%, due 06/01/12	$4,522,095
		Total Corporate Bonds/Notes (Cost $4,526,707)	4,522,095
U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.5%
		Federal Home Loan Bank: 2.0%
2,800,000	S	0.273%, due 10/13/11	2,801,176
			2,801,176
		Federal Home Loan Mortgage Corporation##: 1.6%
1,200,000		2.750%, due 04/29/14	1,202,332
898,230	S	5.000%, due 11/01/16-11/01/18	961,141
85,258	S	5.500%, due 01/01/20	92,939
			2,256,412
		Federal National Mortgage Association##: 0.9%
1,154,798	S	5.000%, due 03/01/18-08/25/19	1,234,629
			1,234,629
		Total U.S. Government Agency Obligations (Cost $6,247,781)	6,292,217
U.S. TREASURY OBLIGATIONS: 2.3%
		U.S. Treasury Notes: 2.3%
1,500,000	S	0.625%, due 06/30/12	1,504,104
1,500,000	S	1.000%, due 03/31/12	1,510,256
100,000	S	1.375%, due 02/15/13	101,199
100,000		4.375%, due 05/15/40	97,782
		Total U.S. Treasury Obligations (Cost $3,214,443)	3,213,341
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.7%
184,412		NCUA Guaranteed Notes, 0.608%, due 12/07/20	184,605
372,588		NCUA Guaranteed Notes, 0.610%, due 11/06/17	372,703
500,000		NCUA Guaranteed Notes, 0.626%, due 03/06/20	500,000
691,979		NCUA Guaranteed Notes, 0.659%, due 02/06/20	691,765
400,000		NCUA Guaranteed Notes, 0.672%, due 03/11/20	400,000
279,227		NCUA Guaranteed Notes, 0.709%, due 10/07/20	279,576
		Total Collateralized Mortgage Obligations (Cost $2,428,206)	2,428,649

Shares			Value
MUTUAL FUNDS: 21.0%
		Open-End Funds: 21.0%
9,900	@	Goldman Sachs Commodities Portfolio - Cayman Subsidiary	$29,247,171
		Total Mutual Funds (Cost $10,303,235)	29,247,171
		Total Long-Term Investments (Cost $26,720,372)	45,703,473
SHORT-TERM INVESTMENTS: 67.3%
		Mutual Funds: 28.5%
39,626,023		BlackRock Liquidity Funds, TempFund, Institutional Class	39,626,023
		Total Mutual Funds (Cost $39,626,023)	39,626,023

Principal Amount			Value
		U.S. Government Agency Obligations: 17.2%
$14,000,000	Z	Fannie Mae, 0.050%, due 04/25/11	$13,999,514
10,000,000	Z	Freddie Mac, 0.160%, due 10/04/11	9,991,740
		Total U.S. Government Agency Obligations (Cost $23,991,254)	23,991,254

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
	U.S. Treasury Bills: 21.6%
$5,000,000	0.070%, due 04/21/11		$4,999,805
10,000,000	0.080%, due 06/30/11		9,997,950
10,000,000	0.090%, due 07/07/11		9,997,520
5,000,000	0.090%, due 07/21/11		4,998,580
	Total U.S. Treasury Bills (Cost $29,993,855)		29,993,855
	Total Short-Term Investments (Cost $93,611,132)		93,611,132
	Total Investments in Securities (Cost $120,331,504)*	100.1%	$139,314,605
	Other Assets and Liabilities - Net	(0.1)	(171,295)
	Net Assets	100.0%	$139,143,310

@	Non-income producing security
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $120,331,504.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$19,008,248
	Gross Unrealized Depreciation	(25,147)
	Net Unrealized Appreciation	$18,983,101

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Mutual Funds	$29,247,171	$—	$—	$29,247,171
Corporate Bonds/Notes	—	4,522,095	—	4,522,095
U.S. Government Agency Obligations	—	6,292,217	—	6,292,217
U.S. Treasury Obligations	—	3,213,341	—	3,213,341
Collateralized Mortgage Obligations	—	2,428,649	—	2,428,649
Short-Term Investments	39,626,023	53,985,109	—	93,611,132
Total Investments, at value	$68,873,194	$70,441,411	$—	$139,314,605

Liabilities Table
Other Financial Instruments+:
Futures	(74,883)	—	—	(74,883)
Total Liabilities	$(74,883)	$—	$—	$(74,883)

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on March 31, 2011:

	Number of		Notional	Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	4	06/21/11	$476,125	$(2,998)
			$476,125	$(2,998)
Short Contracts
90-Day Eurodollar	5	06/13/11	$1,245,500	$(13,888)
90-Day Eurodollar	5	09/19/11	1,244,250	(17,262)
90-Day Eurodollar	5	12/19/11	1,242,438	(19,856)
90-Day Eurodollar	5	03/19/12	1,239,313	(20,638)
U.S. Treasury 2-Year Note	6	06/30/11	1,308,750	(512)
U.S. Treasury 5-Year Note	4	06/30/11	467,156	168
U.S. Treasury Long Bond	1	06/21/11	120,187	103
			$6,867,594	$(71,885)

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 95.1%
		Consumer Discretionary: 14.6%
741,156		Bharat Forge Ltd.	$5,772,579
41,900		Fast Retailing Co., Ltd.	5,245,484
337,645		International Game Technology	5,479,978
151,765	@	Liberty Media Corp. - Capital Shares A	11,180,528
173,095		News Corp. - Class A	3,039,548
36,346		Pantaloon Retail India Ltd. - Class B	146,664
440,844		Pantaloon Retail India Ltd.	2,558,017
1,377,811	@, L	PartyGaming PLC	4,418,424
17,100		Universal Entertainment Corp.	503,806
251,660	@	Vail Resorts, Inc.	12,270,942
107,290	@	Visteon Corp.	6,369,325
280,195	@, #	Visteon Corp.	17,509,386
35,446		Volkswagen AG	5,420,305
			79,914,986
		Energy: 22.3%
629,559	@	Approach Resources, Inc.	21,153,182
184,415		Canadian Natural Resources Ltd.	9,115,633
609,595		Chesapeake Energy Corp.	20,433,624
344,079		Eurasia Drilling Co., Ltd. GDR	11,698,686
129,410		Halliburton Co.	6,449,794
17,500	@	HRT Participacoes em Petroleo SA	18,286,222
150,445	@	Kinder Morgan Management, LLC	9,867,688
80,245		Peabody Energy Corp.	5,774,430
91,315		Pioneer Natural Resources Co.	9,306,825
141,130	@	Whiting Petroleum Corp.	10,365,999
			122,452,083
		Financials: 23.1%
24,327	@	Agre Developers Ltd.	25,530
707,330		Assured Guaranty Ltd.	10,539,217
1,400,182		Banco Bilbao Vizcaya Argentaria S.A.	16,987,838
812,925	@	CB Richard Ellis Group, Inc.	21,705,098
32,540		Credicorp Ltd.	3,414,422
522,043	@	DB Realty Ltd.	1,387,371
1,672,000		Hang Lung Properties Ltd.	7,333,346
41,345	@	IntercontinentalExchange, Inc.	5,107,761
237,520		Lancashire Holdings Ltd.	2,269,998
2,381,995	@	Popular, Inc.	6,931,605
358,570		RenaissanceRe Holdings Ltd.	24,737,744
814,763	@, L	St Joe Co.	20,426,108
2,565,945		Synovus Financial Corp.	6,158,268
			127,024,306
		Health Care: 6.2%
60,290	@	Covidien PLC	3,131,463
109,845	@	Express Scripts, Inc.	6,108,480
67,520		GlaxoSmithKline PLC	1,286,579
583,015	@	Mylan Laboratories	13,216,950
203,740		Omnicare, Inc.	6,110,163
49,670		Perrigo Co.	3,949,758
			33,803,393
		Industrials: 7.1%
96,415		CSX Corp.	7,578,219
660,622	@	Fiat Industrial SpA	9,484,001
182,125	@	Republic Airways Holdings, Inc.	1,171,064
896,508	@, S, L	United Continental Holdings, Inc.	20,610,719
			38,844,003
		Information Technology: 4.8%
620,440	@	Dell, Inc.	9,002,584
536,870		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,539,077
230,560	@	Western Digital Corp.	8,597,582
194,365		Xerox Corp.	2,069,987
			26,209,230
		Materials: 10.2%
818,385	@, L	Boise, Inc.	7,496,407
205,875		Domtar Corp.	18,895,208
142,625		International Paper Co.	4,304,423
195,900		JFE Holdings, Inc.	5,735,865
329,103		Jindal Steel & Power Ltd.	5,155,608
702,974		Jsw Steel Ltd.	14,446,753
			56,034,264

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Telecommunication Services: 5.0%
535,749	L	Freenet AG	$6,115,252
13,954,975		Telecom Italia S.p.A.	21,445,969
			27,561,221
		Utilities: 1.8%
1,488,166		NTPC Ltd.	6,449,998
1,640,756		Power Grid Corp. of India Ltd.	3,749,451
			10,199,449
		Total Common Stock (Cost $482,546,397)	522,042,935
REAL ESTATE INVESTMENT TRUSTS: 1.5%
		Financials: 1.5%
283,690		Annaly Capital Management, Inc.	4,950,391
84,527	@, L	Gramercy Capital Corp.	358,394
179,514		Prologis	2,868,634
		Total Real Estate Investment Trusts (Cost $6,904,395)	8,177,419

# of Contracts			Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
		Exchange-Traded Call Options: 0.0%
2,400	@	Ford Motor Co.
		Strike @ 17.00 - Exp 05/21/11	$64,800
23,587	@	United Continental Holdings, Inc.
		Strike @ 25.00 - Exp 04/16/11	283,044
		Total Positions in Purchased Options (Cost $2,083,896)	347,844
		Total Long-Term Investments (Cost $491,534,688)	530,568,198

Principal Amount			Value
SHORT-TERM INVESTMENTS: 9.3%
		U.S. Government Agency Obligations: 1.2%
$6,800,000	Z	Federal Home Loan Bank, 0.001%, due 04/01/11	$6,800,000
		Total U.S. Government Agency Obligations (Cost $6,800,000)	6,800,000

Shares				Value
		Securities Lending Collateral(cc): 8.1%
42,867,168		BNY Mellon Overnight Government Fund (1)		$42,867,168
1,618,796	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,295,037
		Total Securities Lending Collateral (Cost $44,485,964)		44,162,205
		Total Short-Term Investments (Cost $51,285,964)		50,962,205
		Total Investments in Securities (Cost $542,820,652)*	105.9%	$581,530,403
		Other Assets and Liabilities - Net	(5.9)	(32,653,710)
		Net Assets	100.0%	$548,876,693

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted security
L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $559,619,719.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$57,009,780
	Gross Unrealized Depreciation	(35,099,096)
	Net Unrealized Appreciation	$21,910,684

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$522,042,935	$—	$—	$522,042,935
Real Estate Investment Trusts	8,177,419	—	—	8,177,419
Positions In Purchased Options	347,844	—	—	347,844
Short-Term Investments	42,867,168	6,800,000	1,295,037	50,962,205
Total Investments, at value	$573,435,366	$6,800,000	$1,295,037	$581,530,403
Other Financial Instruments+:
Forward foreign currency contracts	—	65,146	—	65,146
Total Assets	$573,435,366	$6,865,146	$1,295,037	$581,595,549

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(7,330)	$—	$(7,330)
Written options	(235,600)	—	—	(235,600)
Total Liabilities	$(235,600)	$(7,330)	$—	$(242,930)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$1,295,037	$—	$—	$—	$—	$—	$—	$—	$1,295,037
Total Investments, at value	$1,295,037	$—	$—	$—	$—	$—	$—	$—	$1,295,037

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the  Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING Janus Contrarian Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse First Boston	British Pound
	GBP 100,000	BUY	5/6/11	$161,520	$160,352	$(1,168)
Credit Suisse First Boston	British Pound
	GBP 225,000	BUY	5/6/11	360,945	360,791	(154)
						$(1,322)
Credit Suisse First Boston	British Pound
	GBP 1,165,000	SELL	5/6/11	$1,889,059	$1,868,095	$20,964
Credit Suisse First Boston	British Pound
	GBP 620,000	SELL	5/6/11	989,582	994,179	(4,597)
HSBC Bank USA	British Pound
	GBP 855,000	SELL	5/12/11	1,388,588	1,370,873	17,715
JPMorgan Chase & Co.	British Pound
	GBP 10,000	SELL	4/28/11	16,365	16,037	328
JPMorgan Chase & Co.	British Pound
	GBP 375,000	SELL	4/28/11	600,218	601,389	(1,171)
JPMorgan Chase & Co.	British Pound
	GBP 340,000	SELL	4/28/11	545,020	545,260	(240)
JPMorgan Chase & Co.	British Pound
	GBP 1,135,000	SELL	4/28/11	1,840,925	1,820,205	20,720
JPMorgan Chase & Co.	British Pound
	GBP 240,000	SELL	4/28/11	390,308	384,889	5,419
						$59,138

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Janus Contrarian Portfolio Written Options Open on March 31, 2011:

Exchange-Traded Options

	Exercise	Expiration	# of	Premiums
Description/Name of Issuer	Price	Date	Contracts	Received	Value
Xerox Corp. - PUT	10.00	07/16/11	5,650	$384,193	$(226,000)
United Continental Holdings, Inc. - CALL	28.00	04/16/11	4,800	151,307	(9,600)
				$535,500	$(235,600)

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2011:

Derivatives Fair Value*
Equity contracts	$112,244
Foreign exchange contracts	57,816
Total	$170,060

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 98.6%
		Belgium: 0.8%
168,000		Oriflame Cosmetics S.A.	$8,686,189
			8,686,189
		Brazil: 16.6%
1,051,033		All America Latina Logistica SA	8,658,557
754,235		Cia de Bebidas das Americas ADR	21,352,393
1,419,900		Cielo SA	12,053,909
998,323		Itau Unibanco Holding S.A.	23,700,732
1,634,300	@	OGX Petroleo e Gas Participacoes S.A.	19,589,778
1,178,487		Petroleo Brasileiro SA ADR	41,883,428
1,577,381		Vale S.A. ADR	46,564,287
418,700		Weg S.A.	5,513,766
			179,316,850
		Chile: 1.4%
172,701	L	Banco Santander Chile S.A. ADR	14,981,812
			14,981,812
		China: 11.0%
4,388,000		Anhui Conch Cement Co., Ltd.	27,455,308
5,975,950		China Construction Bank	5,594,597
11,794,537		China Merchants Bank Co., Ltd.	32,604,553
128,911	@	New Oriental Education & Technology Group ADR	12,900,124
2,280,000		Ping An Insurance Group Co. of China Ltd.	23,084,024
2,406,000		Tsingtao Brewery Co., Ltd.	11,461,365
2,389,000		Wumart Stores, Inc.	5,191,190
			118,291,161
		Egypt: 0.7%
179,738		Orascom Construction Industries	7,422,858
			7,422,858
		Hong Kong: 9.9%
3,930,000	@	AIA Group Ltd.	12,097,616
1,763,500		China Mobile Ltd.	16,278,866
3,002,000		China Resources Enterprise	12,196,584
12,977,000	L	CNOOC Ltd.	32,793,169
2,530,000		Hang Lung Properties Ltd.	11,096,510
4,256,000		Li & Fung Ltd.	21,765,158
			106,227,903
		Hungary: 1.0%
378,623	@, L	OTP Bank Nyrt	11,194,405
			11,194,405
		India: 13.1%
503,406		ACC Ltd.	12,127,762
1,488,884		Ambuja Cements Ltd.	4,920,801
2,841,722		Bharti Airtel Ltd.	22,769,751
208,398		HDFC Bank Ltd. ADR	35,415,156
487,500		Housing Development Finance Corp.	7,669,221
455,084		Infosys Technologies Ltd. ADR	32,629,523
673,500		Jindal Steel & Power Ltd.	10,550,807
570,335		Reliance Capital Ltd.	7,458,942
1		Tata Motors Ltd. ADR	28
348,000		United Spirits Ltd.	7,991,665
			141,533,656
		Indonesia: 2.9%
2,495,000		Astra International Tbk PT	16,318,173
16,300,000		Bank Rakyat Indonesia	10,749,374
2,157,000		Unilever Indonesia Tbk PT	3,787,207
			30,854,754
		Italy: 1.6%
346,207	L	Tenaris S.A. ADR	17,123,398
			17,123,398
		Malaysia: 0.6%
396,100		British American Tobacco Malaysia Bhd	6,282,797
			6,282,797
		Mexico: 5.2%
196,628		America Movil SA de CV - Series L ADR	11,424,087
1		Grupo Aeroportuario del Sureste S.A. de CV ADR	59
4,502,264	@	Grupo Financiero Banorte SA de CV	21,197,011
7,704,340	@, L	Wal-Mart de Mexico SA de CV	23,123,805
			55,744,962
		Russia: 4.4%
480,500		Magnit OAO GDR	14,562,085
130,300	#	Magnit OJSC GDR	3,948,886
7,769,406		Sberbank of Russian Federation	29,181,727
			47,692,698

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		South Africa: 9.5%
2,838,779		African Bank Investments Ltd.		$15,880,039
2,461,270		FirstRand Ltd.		7,307,300
658,328		Impala Platinum Holdings Ltd.		19,021,147
873,657		Massmart Holdings Ltd.		18,113,050
941,099		MTN Group Ltd.		18,981,646
297,200		Naspers Ltd.		15,986,898
1,263,761		RMB Holdings Ltd.		5,220,584
1,263,761		RMI Holdings		2,176,322
				102,686,986
		South Korea: 10.7%
99,492		Hyundai Mobis		29,663,490
111,797		Hyundai Motor Co.		20,661,663
166,624		KT&G Corp.		8,668,128
27,917		Posco		12,808,993
38,411		Samsung Electronics Co., Ltd.		32,571,208
48,134		Shinsegae Co., Ltd.		11,452,138
				115,825,620
		Taiwan: 5.0%
6,232,360		HON HAI Precision Industry Co., Ltd.		21,806,945
2,483,223		Taiwan Semiconductor Manufacturing Co., Ltd.		5,950,460
2,160,462		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		26,314,427
				54,071,832
		Turkey: 3.1%
1,686,200		KOC Holding A/S		7,828,123
1		Migros Ticaret A.S		20
5,527,327		Turkiye Garanti Bankasi A/S		25,789,812
				33,617,955
		United States: 1.1%
289,861	@	NII Holdings, Inc.		12,078,508
				12,078,508
		Total Common Stock
		(Cost $732,142,266)		1,063,634,344
SHORT-TERM INVESTMENTS: 3.2%
		Securities Lending Collateral(cc): 3.2%
32,195,433		BNY Mellon Overnight Government Fund (1)		32,195,433
3,197,563	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		2,558,050
		Total Short-Term Investments
		(Cost $35,392,996)		34,753,483
		Total Investments in Securities
		(Cost $767,535,262)*	101.8%	$1,098,387,827
		Other Assets and Liabilities - Net	(1.8)	(19,854,213)
		Net Assets	100.0%	$1,078,533,614

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.

	*	Cost for federal income tax purposes is $788,018,488.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$330,047,083
		Gross Unrealized Depreciation		(19,677,744)
		Net Unrealized Appreciation		$310,369,339

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	10.9%
Consumer Staples	14.5
Energy	10.3
Financials	28.0
Industrials	2.7
Information Technology	12.2
Materials	12.4
Telecommunication Services	7.6
Short-Term Investments	3.2
Other Assets and Liabilities - Net	(1.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$1,063,634,344	$—	$—	$1,063,634,344
Short-Term Investments	32,195,433	—	2,558,050	34,753,483
Total Investments, at value	$1,095,829,777	$—	$2,558,050	$1,098,387,827

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$2,558,050	$—	$—	$—	$—	$—	$—	$—	$2,558,050
Total Investments, at value	$2,558,050	$—	$—	$—	$—	$—	$—	$—	$2,558,050

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 91.3%
		Consumer Discretionary: 16.7%
13,175	@	Aeropostale, Inc.	$320,416
114,000		American Eagle Outfitters	1,811,460
25,300		American Greetings Corp.	597,080
90,550	@, L	Archipelago Learning, Inc.	774,203
36,600	@	Asbury Automotive Group, Inc.	676,734
24,500	@	Bravo Brio Restaurant Group, Inc.	433,405
110,380		Brinker International, Inc.	2,792,614
9,550		Brown Shoe Co., Inc.	116,701
62,180		Brunswick Corp.	1,581,237
60,900	@	Cabela’s, Inc.	1,523,109
55,800	@	Casual Male Retail Group, Inc.	273,978
169,940		Chico’s FAS, Inc.	2,532,106
99,970		Cinemark Holdings, Inc.	1,934,420
25,200	@	Collective Brands, Inc.	543,816
37,700		Cooper Tire & Rubber Co.	970,775
43,120		Cracker Barrel Old Country Store	2,118,917
274		CSS Industries, Inc.	5,165
20,700	@	Deckers Outdoor Corp.	1,783,305
27,200		Destination Maternity Corp.	627,504
54,970	@	Dick’s Sporting Goods, Inc.	2,197,701
48,900	S	Dillard’s, Inc.	1,961,868
28,600	@, L	DineEquity, Inc.	1,572,428
40,100	@	Domino’s Pizza, Inc.	739,043
33,449	@	Drew Industries, Inc.	746,916
12,700	@	Entercom Communications Corp.	139,954
11,300	@	Express, Inc.	220,802
30,000		Finish Line	595,500
19,700	@	G-III Apparel Group Ltd.	740,326
57,700	@	Helen of Troy Ltd.	1,696,380
18,300	@	Hibbett Sporting Goods, Inc.	655,323
10,300		Hooker Furniture Corp.	123,188
97,250	@	Iconix Brand Group, Inc.	2,088,930
32,600	@	Jakks Pacific, Inc.	630,810
152,531		Jarden Corp.	5,425,512
26,500		Jones Group, Inc.	364,375
62,200	@	Journal Communications, Inc.	373,200
24,400	@	Kirkland’s, Inc.	376,736
7,000	@	Knology, Inc.	90,370
8,500	@	Libbey, Inc.	140,250
19,500	@	Lifetime Brands, Inc.	292,500
12,475	@	Lin TV Corp.	73,977
3,500		Lincoln Educational Services Corp.	55,615
7,800		Lithia Motors, Inc.	113,724
5,800		Mac-Gray Corp.	93,554
60,400	@	Maidenform Brands, Inc.	1,725,628
99,500	@	Monarch Casino & Resort, Inc.	1,034,800
36,067	L	Morningstar, Inc.	2,105,591
75,440	L	Nutri/System, Inc.	1,093,126
36,100		Oxford Industries, Inc.	1,234,259
118,830	@	Papa John’s International, Inc.	3,763,346
95,280	@	Penn National Gaming, Inc.	3,531,077
49,100	@	Perry Ellis International, Inc.	1,351,232
79,450		Pool Corp.	1,915,540
16,300	@	RC2 Corp.	458,030
42,100		Rent-A-Center, Inc.	1,469,711
49,500	@	Ruby Tuesday, Inc.	648,945
64,008	@, L	Ruth’s Chris Steak House	330,281
135,460	@	Shuffle Master, Inc.	1,446,713
65,700		Sinclair Broadcast Group, Inc.	823,878
127,500	L	Sonic Automotive, Inc.	1,786,275
19,200		Spartan Motors, Inc.	131,712
32,500		Standard Motor Products, Inc.	449,475
8,800	@	Steven Madden Ltd.	412,984
6,100		Sturm Ruger & Co., Inc.	140,117
35,400	@	Tempur-Pedic International, Inc.	1,793,364
73,610	@	Toll Brothers, Inc.	1,455,270
29,100	@	Valassis Communications, Inc.	847,974
68,760		Williams-Sonoma, Inc.	2,784,780
			75,660,035
		Consumer Staples: 2.4%
20,900		Andersons, Inc.	1,018,248
24,600		B&G Foods, Inc.	461,742

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Staples (continued)
49,000	@	Central Garden & Pet Co.	$451,290
67,000	@	Chiquita Brands International, Inc.	1,027,780
28,700	@, L	Dole Food Co., Inc.	391,181
8,900	@	Elizabeth Arden, Inc.	267,089
11,400		Fresh Del Monte Produce, Inc.	297,654
5,400	@	Fresh Market, Inc.	203,796
58,900	@	Hansen Natural Corp.	3,547,547
43,610		J&J Snack Foods Corp.	2,052,723
8,400		MGP Ingredients, Inc.	73,248
3,600		Nash Finch Co.	136,584
23,500	@	Prestige Brands Holdings, Inc.	270,250
27,500		Spartan Stores, Inc.	406,725
6,496	@	Spectrum Brands Holdings, Inc.	180,329
3,700	@	TreeHouse Foods, Inc.	210,419
			10,996,605
		Energy: 6.5%
1,800		Apco Oil and Gas International, Inc.	154,368
45,595	@	Approach Resources, Inc.	1,531,992
25,000	@	Cal Dive International, Inc.	174,500
53,800	@	Callon Petroleum Co.	418,026
22,890		Cimarex Energy Co.	2,637,844
14,800	@	Clayton Williams Energy, Inc.	1,564,360
15,600	@	Cloud Peak Energy, Inc.	336,804
5,200	@	Complete Production Services, Inc.	165,412
17,600	@	DHT Maritime, Inc.	84,656
70,600		EXCO Resources, Inc.	1,458,596
94,183	@, L	Exterran Holdings, Inc.	2,234,963
2,200	@	FX Energy, Inc.	18,392
8,300	@	Georesources, Inc.	259,541
1,400	@	Gevo, Inc.	27,580
29,800	@	Gulfmark Offshore, Inc.	1,326,398
56,000	@	Gulfport Energy Corp.	2,024,400
44,500	@	International Coal Group, Inc.	502,850
26,700	@	ION Geophysical Corp.	338,823
16,600	@, L	Knightsbridge Tankers Ltd.	415,664
10,600		Lufkin Industries, Inc.	990,782
6,400	@	Matrix Service Co.	88,960
37,900	@	McMoRan Exploration Co.	671,209
28,100	@	Newpark Resources	220,866
2,400	@	OYO Geospace Corp.	236,592
120,450		Patterson-UTI Energy, Inc.	3,540,026
23,300	@, L	Petroquest Energy, Inc.	218,088
70,240	@, L	Resolute Energy Corp.	1,274,154
17,050	L	RPC, Inc.	431,706
5,500		Targa Resources Corp.	199,320
41,470		Tidewater, Inc.	2,481,980
35,200	@	Vaalco Energy, Inc.	273,152
59,000		W&T Offshore, Inc.	1,344,610
39,700	@	Warren Resources, Inc.	202,073
33,000		World Fuel Services Corp.	1,340,130
			29,188,817
		Financials: 15.6%
12,100		Advance America Cash Advance Centers, Inc.	64,130
1,000	L	Alliance Financial Corp.	33,350
131,500		American Equity Investment Life Holding Co.	1,725,280
4,600	@	American Safety Insurance Holdings Ltd.	98,578
23,000		Aspen Insurance Holdings Ltd.	633,880
116,860		Associated Banc-Corp.	1,735,371
11,100		Banco Latinoamericano de Exportaciones S.A.	193,806
86,950		BGC Partners, Inc.	807,766
146,905		Calamos Asset Management, Inc.	2,437,154
4,200		Capitol Federal Financial, Inc.	47,334
45,400	S	Cash America International, Inc.	2,090,670
24,400		Cathay General Bancorp.	416,020
10,600		Citizens & Northern Corp.	178,186
11,800	L	City Holding Co.	417,248
16,400		Community Bank System, Inc.	398,028
4,670		Community Trust Bancorp., Inc.	129,219
2,975		Compass Diversified Trust	43,852
2,359	@, L	CompuCredit Holdings Corp.	15,499
24,200		Delphi Financial Group	743,182
2,318	@	Diamond Hill Investment Group, Inc.	185,440
9,900		Dime Community Bancshares	146,124
58,592	@	Dollar Financial Corp.	1,215,784
11,800		East-West Bancorp., Inc.	259,128
85,434	@, L	eHealth, Inc.	1,136,272
20,700	@	Encore Capital Group, Inc.	490,383
80,279		Epoch Holding Corp.	1,266,803
14,900		Financial Institutions, Inc.	260,750

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
180,500		First Commonwealth Financial Corp.	$1,236,425
18,000		First Community Bancshares, Inc.	255,240
152,142		First Financial Bancorp.	2,539,250
13,900		First Merchants Corp.	114,953
107,927	L	First Niagara Financial Group, Inc.	1,465,649
6,887		First of Long Island Corp.	191,114
39,300	@, L	First Republic Bank	1,214,763
37,422	@	FirstService Corp.	1,423,159
19,700		Flagstone Reinsurance Holdings S.A.	177,497
45,700		FNB Corp.	481,678
19,100	L	Glacier Bancorp., Inc.	287,455
10,700		Gladstone Capital Corp.	121,017
31,310	L	Greenhill & Co., Inc.	2,059,885
4,900	@	Hallmark Financial Services, Inc.	41,062
205,624	@	HFF, Inc.	3,092,585
5,400		Horace Mann Educators Corp.	90,720
4,907		Hudson Valley Holding Corp.	107,954
14,500		Huntington Bancshares, Inc.	96,280
79,659		IBERIABANK Corp.	4,789,896
20,700	@	Imperial Holdings, Inc.	210,105
11,830		International Bancshares Corp.	216,962
146,200		Janus Capital Group, Inc.	1,823,114
44,560		JMP Group, Inc.	383,662
74,526		KBW, Inc.	1,951,836
36,300	@	Knight Capital Group, Inc.	486,420
7,675		Lakeland Bancorp, Inc.	79,667
6,500		Lakeland Financial Corp.	147,420
9,610	@	LPL Investment Holdings, Inc.	344,134
7,800		MainSource Financial Group, Inc.	78,078
4,000	@	Marlin Business Services Corp.	49,360
42,100		MCG Capital Corp.	273,650
35,000		Meadowbrook Insurance Group, Inc.	362,250
700		Merchants Bancshares, Inc.	18,536
86,100	@, L	MPG Office Trust, Inc.	319,431
41,600	@	Nara Bancorp., Inc.	400,192
2,900		National Bankshares, Inc.	83,810
43,300	@	National Financial Partners Corp.	638,675
6,500		NBT Bancorp., Inc.	148,135
23,500		Nelnet, Inc.	513,005
1,200	@	Netspend Holdings, Inc.	12,624
9,200		OceanFirst Financial Corp.	128,340
57,000	@	Ocwen Financial Corp.	628,140
28,425		Old Republic International Corp.	360,713
3,300		Oppenheimer Holdings, Inc.	110,583
86,240	@	OptionsXpress Holdings, Inc.	1,579,054
49,200		Oriental Financial Group	617,460
1,700		Park National Corp.	113,594
6,700		Peoples Bancorp., Inc.	80,534
43,000	@	PHH Corp.	936,110
45,500	@, L	Pinnacle Financial Partners, Inc.	752,570
8,200		Platinum Underwriters Holdings Ltd.	312,338
7,900	@	Portfolio Recovery Associates, Inc.	672,527
84,650	@	ProAssurance Corp.	5,364,271
20,369		Prospect Capital Corp.	248,705
7,500		Prosperity Bancshares, Inc.	320,775
7,800		Pzena Investment Management, Inc.	55,068
33,400		Radian Group, Inc.	227,454
2,200		Renasant Corp.	37,356
5,257		Republic Bancorp., Inc.	102,406
27,740		RLI Corp.	1,599,211
8,900		Safety Insurance Group, Inc.	410,379
16,500		Selective Insurance Group	285,450
18,300		Sierra Bancorp.	204,594
6,951		Southside Bancshares, Inc.	148,751
38,200	@	Southwest Bancorp., Inc.	542,058
1,151		Spectrum Group International	3,476
38,150		Sterling Bancshares, Inc.	328,472
42,700		Susquehanna Bancshares, Inc.	399,245
7,000	@	SVB Financial Group	398,510
20,900		Trustco Bank Corp.	123,937
296,263		Umpqua Holdings Corp.	3,389,249
8,400		WesBanco, Inc.	173,964
4,200	@	West BanCorp., Inc.	33,516
7,600		Westamerica Bancorp.	390,412
198,933	@	Western Alliance Bancorp.	1,635,229
32,200	@, S, L	World Acceptance, Corp.	2,099,440
5,275		WSFS Financial Corp.	248,453
			70,559,229

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care: 11.5%
21,300	@	Acorda Therapeutics, Inc.	$494,160
17,800	@	Affymax, Inc.	104,486
27,100	@	Align Technology, Inc.	555,008
8,300	@	Allied Healthcare International, Inc.	21,082
118,600	@	American Medical Systems Holdings, Inc.	2,566,504
8,900	@	AMERIGROUP Corp.	571,825
69,800	@	Anadys Pharmaceuticals, Inc.	80,968
17,500	@	Ardea Biosciences, Inc.	502,075
90,400	@	Ariad Pharmaceuticals, Inc.	679,808
30,925	@, L	BioCryst Pharmaceuticals, Inc.	117,206
25,800	@	BioMimetic Therapeutics, Inc.	338,238
44,701	@, L	Cadence Pharmaceuticals, Inc.	411,696
43,600		Cantel Medical Corp.	1,122,700
9,500	@	Cardiome Pharma Corp.	40,660
37,500	@	Chelsea Therapeutics International, Inc.	146,250
140,800	@	Continucare Corp.	753,280
146,370	@	Coventry Health Care, Inc.	4,667,739
91,590	@, L	Cumberland Pharmaceuticals, Inc.	506,493
56,200	@	Cytokinetics, Inc.	83,738
116,800	@, L	Dynavax Technologies Corp.	322,368
3,600	@	Emergency Medical Services Corp.	228,924
18,600	@	Enzo Biochem, Inc.	77,934
3,700	@	ePocrates, Inc.	73,260
173,000	@	Five Star Quality Care, Inc.	1,406,490
16,500	@	GenMark Diagnostics, Inc.	66,660
27,800	@	Gentiva Health Services, Inc.	779,234
11,100	@	Greatbatch, Inc.	293,706
59,300	@	Halozyme Therapeutics, Inc.	397,903
24,300	@	Hanger Orthopedic Group, Inc.	632,529
47,600	@	Healthspring, Inc.	1,778,812
33,760	@	Idexx Laboratories, Inc.	2,606,947
33,200	@	Immucor, Inc.	656,696
30,300	@, L	Immunomedics, Inc.	115,746
36,900	@	Impax Laboratories, Inc.	939,105
42,400	@, L	Incyte Corp.	672,040
17,000	@	Integra LifeSciences Holdings Corp.	806,140
35,300		Invacare Corp.	1,098,536
16,000	@	Ironwood Pharmaceuticals, Inc.	224,000
13,700	@	Kendle International, Inc.	146,727
12,200	@	Kindred Healthcare, Inc.	291,336
31,700	@	Medivation, Inc.	590,888
85,500	@	Metropolitan Health Networks, Inc.	404,415
40,000	@, L	Momenta Pharmaceuticals, Inc.	634,000
47,620	@	MWI Veterinary Supply, Inc.	3,841,982
118,100	@	Omnicell, Inc.	1,799,844
11,000	@	Onyx Pharmaceuticals, Inc.	386,980
12,000	@	Orthofix International NV	389,520
24,750		Owens & Minor, Inc.	803,880
10,800	@	Pacific Biosciences of California, Inc.	151,740
14,500	@	Par Pharmaceutical Cos., Inc.	450,660
14,700	@	Pharmasset, Inc.	1,157,037
55,900	@	PharMerica Corp.	639,496
12,500	@	Providence Service Corp.	187,250
131,030	@	PSS World Medical, Inc.	3,557,465
23,100	@	RehabCare Group, Inc.	851,697
7,800	@	Salix Pharmaceuticals Ltd.	273,234
56,500	@, L	Savient Pharmaceuticals, Inc.	598,900
27,700	@, L	Seattle Genetics, Inc.	431,289
11,000	@	Sirona Dental Systems, Inc.	551,760
28,500		Steris Corp.	984,390
32,300	@	Triple-S Management Corp.	664,734
5,100		US Physical Therapy, Inc.	113,934
105,440	@	VCA Antech, Inc.	2,654,979
48,600	@	WellCare Health Plans, Inc.	2,038,770
38,700	@	Xenoport, Inc.	229,491
			51,767,344
		Industrials: 15.2%
252,570	@	ACCO Brands Corp.	2,409,518
19,200		Acuity Brands, Inc.	1,123,008
16,300	@	Aircastle Ltd.	196,741
4,700	@	Alaska Air Group, Inc.	298,074
26,838	@	Altra Holdings, Inc.	633,914
9,950		AO Smith Corp.	441,183
47,775		Applied Industrial Technologies, Inc.	1,588,997
25,625	@	Atlas Air Worldwide Holdings, Inc.	1,786,575
17,900		Barnes Group, Inc.	373,752
10,200	@	Beacon Roofing Supply, Inc.	208,794
81,300	@	Cenveo Corp.	530,889
6,800	@	Ceradyne, Inc.	306,544

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
5,000	@	Chart Industries, Inc.	$275,200
19,500		CIRCOR International, Inc.	916,890
22,200	@	Columbus McKinnon Corp.	409,812
133,583		Comfort Systems USA, Inc.	1,879,513
30,260	@	CoStar Group, Inc.	1,896,697
4,000		Curtiss-Wright Corp.	140,560
70,400		Deluxe Corp.	1,868,416
4,500	@	Dollar Thrifty Automotive Group	300,285
94,090		Douglas Dynamics, Inc.	1,341,723
34,200	@	EMCOR Group, Inc.	1,059,174
22,200	@	EnerSys	882,450
9,500		Ennis, Inc.	161,785
41,100	@	EnPro Industries, Inc.	1,492,752
17,300	@	Esterline Technologies Corp.	1,223,456
54,300	@	Force Protection, Inc.	266,070
44,807		Forward Air Corp.	1,372,438
133,900	@	Gencorp, Inc.	800,722
3,525	@	Gibraltar Industries, Inc.	42,053
4,900	@	Global Defense Technology & Systems, Inc.	118,678
6,100	@	GP Strategies Corp.	82,960
89,900	@, S	GrafTech International Ltd.	1,854,637
151,900	@	Hawaiian Holdings, Inc.	912,919
5,050		Heico Corp.	315,726
126,187		Herman Miller, Inc.	3,468,881
2,800		HNI, Corp.	88,368
4,200	L	Horizon Lines, Inc.	3,570
16,600	@	HUB Group, Inc.	600,754
16,400		Insteel Industries, Inc.	231,896
12,500	@	Interline Brands, Inc.	255,000
139,190	@	KAR Holdings, Inc.	2,135,175
73,480		Kaydon Corp.	2,879,681
67,070		Knight Transportation, Inc.	1,291,098
36,700		Knoll, Inc.	769,232
6,300	@	LMI Aerospace, Inc.	127,323
23,500	@	Mastec, Inc.	488,800
14,000	@	Metalico, Inc.	87,080
1,800	@	Michael Baker Corp.	52,326
4,300	@	Middleby Corp.	400,846
63,710	@	NCI Building Systems, Inc.	807,206
6,800	@	Polypore International, Inc.	391,544
38,400	@	Quality Distribution, Inc.	455,040
5,450		Quanex Building Products Corp.	106,984
66,161	@	RBC Bearings, Inc.	2,529,335
51,500	S	Regal-Beloit Corp.	3,802,245
61,200	@	Republic Airways Holdings, Inc.	393,516
5,700		Robbins & Myers, Inc.	262,143
16,900		Skywest, Inc.	285,948
3,000		Standex International Corp.	113,670
13,800	@	Swift Transporation Co.	202,860
7,400	@	Team, Inc.	194,324
6,800		Toro Co.	450,296
54,190	@	TransDigm Group, Inc.	4,542,748
2,700	@	Trex Co., Inc.	88,074
29,800	@	Trimas Corp.	640,700
20,125	S	Triumph Group, Inc.	1,780,056
33,200	@	Tutor Perini Corp.	808,752
7,700		Unifirst Corp.	408,177
32,700	@, L	United Continental Holdings, Inc.	751,773
16,100	@, L	United Rentals, Inc.	535,808
6,200		United Stationers, Inc.	440,510
30,200	S	Wabtec Corp.	2,048,466
147,620		Waste Connections, Inc.	4,249,980
3,600		Watts Water Technologies, Inc.	137,484
			68,820,574
		Information Technology: 12.8%
22,623	@	Actuate Corp.	117,640
9,100	@	Aeroflex Holding Corp.	165,711
9,800	@	Alpha & Omega Semiconductor Ltd.	124,362
76,000	@, L	Amkor Technology, Inc.	512,240
45,990	@	Anixter International, Inc.	3,214,241
6,700	@	Ariba, Inc.	228,738
74,320	@	Arris Group, Inc.	946,837
77,300	@	Aspen Technology, Inc.	1,158,727
22,100		Black Box Corp.	776,815
47,350	@, L	Blackboard, Inc.	1,715,964
9,600	@	Blue Coat Systems, Inc.	270,336
31,000	@	Brightpoint, Inc.	336,040
7,400	@	CACI International, Inc.	453,768
7,800	@, L	Checkpoint Systems, Inc.	175,344

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
52,000	@	Ciber, Inc.	$348,400
65,200	@, L	Cirrus Logic, Inc.	1,371,156
12,500		Comtech Telecommunications	339,750
16,800	@	Cornerstone OnDemand, Inc.	306,264
10,800	@	CSG Systems International	215,352
13,100		Daktronics, Inc.	140,825
14,500		DDi Corp.	153,265
9,600	@	Deltek, Inc.	72,960
6,400	@	Demand Media, Inc.	150,720
75,030	@	DemandTec, Inc.	987,395
87,361	@	Dice Holdings, Inc.	1,320,025
9,200	@	Ebix, Inc.	217,580
65,530	@	Entegris, Inc.	574,698
14,800	@	Epicor Software Corp.	163,836
4,400	@	Fabrinet	88,704
25	@	FEI Co.	843
8,300	@	FleetCor Technologies, Inc.	271,078
11,100	@	Gartner, Inc.	462,537
24,000	@, L	GT Solar International, Inc.	255,840
4,400		iGate Corp.	82,588
10,400	@	Imation Corp.	115,856
11,700	@	Inphi Corp.	245,817
14,700	@	Insight Enterprises, Inc.	250,341
16,075		InterDigital, Inc.	766,938
28,000		Intersil Corp.	348,600
69,588	@, S	JDA Software Group, Inc.	2,105,733
8,300		Keynote Systems, Inc.	153,965
47,200	@	Kulicke & Soffa Industries, Inc.	441,320
37,950	@	Lattice Semiconductor Corp.	223,905
28,000	@	Lawson Software, Inc.	338,800
5,000		Littelfuse, Inc.	285,500
45,400	@	Magma Design Automation, Inc.	309,628
6,500	@	Mantech International Corp.	275,600
3,000		MAXIMUS, Inc.	243,510
3,700	@	Measurement Specialties, Inc.	126,022
24,000		Micrel, Inc.	323,520
55,770	@	Micros Systems, Inc.	2,756,711
23,200	@	MIPS Technologies, Inc.	243,368
8,400		MKS Instruments, Inc.	279,720
120,425	@	Monotype Imaging Holdings, Inc.	1,746,163
6,200	@	NeoPhotonics Corp.	70,122
10,500	@	Netgear, Inc.	340,620
11,900	@	Netscout Systems, Inc.	325,108
63,697	@	NetSuite, Inc.	1,852,309
21,500	@	Newport Corp.	383,345
6,800	@	Oplink Communications, Inc.	132,532
31,460	@	Parametric Technology Corp.	707,535
14,900	@	Photronics, Inc.	133,653
15,700		Plantronics, Inc.	574,934
13,100	@	Plexus Corp.	459,286
86,000	@	PMC - Sierra, Inc.	645,000
13,800	@	Polycom, Inc.	715,530
18,800	@, L	Power-One, Inc.	164,500
17,300	@	Progress Software Corp.	503,257
193,900	@	Quantum Corp.	488,628
16,200	@	Quest Software, Inc.	411,318
26,295	@, L	Radisys Corp.	227,715
185,000	@	RF Micro Devices, Inc.	1,185,850
4,900	@	Rovi Corp.	262,885
35,380	@	SciQuest, Inc.	513,718
11,900	@	ServiceSource International, Inc.	144,942
6,000	@	Sigma Designs, Inc.	77,700
59,700	@, S	Skyworks Solutions, Inc.	1,935,474
13,100	@	Smith Micro Software, Inc.	122,616
44,950	@	SolarWinds, Inc.	1,054,527
62,220		Solera Holdings, Inc.	3,179,442
9,200	@	Spectrum Control, Inc.	181,056
3,200	@	SS&C Technologies Holdings, Inc.	65,344
30,210	@	Standard Microsystems Corp.	744,979
36,172	@	SuccessFactors, Inc.	1,413,963
26,900	@	Symmetricom, Inc.	164,897
9,400	@, L	Synaptics, Inc.	253,988
18,300	@	SYNNEX Corp.	598,959
70,200	@	Take-Two Interactive Software, Inc.	1,078,974
14,600	@	Tekelec	118,552
19,000	@	TeleNav, Inc.	225,530
11,700	@	TeleTech Holdings, Inc.	226,746
290,700	@	THQ, Inc.	1,325,592
27,800	@	TIBCO Software, Inc.	757,550

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
19,100	@	Triquint Semiconductor, Inc.	$246,581
22,800	@	TTM Technologies, Inc.	414,048
10,720	@	Unisys Corp.	334,678
61,853		United Online, Inc.	389,983
17,200	@	Vasco Data Security Intl.	236,156
16,100	@	Verifone Holdings, Inc.	884,695
18,300	@, L	VirnetX Holding Corp.	364,353
25,350	@	Vocus, Inc.	655,551
13,000	@	Websense, Inc.	298,610
12,400	@	Wright Express Corp.	642,816
18,100	@	Xyratex Ltd.	202,358
			57,740,101
		Materials: 7.0%
25,900		Airgas, Inc.	1,720,278
71,460		Aptargroup, Inc.	3,582,290
29,600	@, L	Boise, Inc.	271,136
44,800		Buckeye Technologies, Inc.	1,219,904
23,900	@	Century Aluminum Co.	446,452
10,100	@	Coeur d’Alene Mines Corp.	351,278
20,760		Compass Minerals International, Inc.	1,941,683
85,150	@	Crown Holdings, Inc.	3,285,087
21,400	@	Graphic Packaging Holding Co.	115,988
16,900		HB Fuller Co.	363,012
20,200	@, L	Hecla Mining Co.	183,416
18,200		Innophos Holdings, Inc.	839,202
20,100		Koppers Holdings, Inc.	858,270
10,700	@	Kraton Performance Polymers, Inc.	409,275
23,300		Myers Industries, Inc.	231,369
80,800	@	Noranda Aluminum Holding Corp.	1,296,840
89,000	@	Omnova Solutions, Inc.	700,430
51,000		PolyOne Corp.	724,710
21,800	L	Rock-Tenn Co.	1,511,830
9,800		Schweitzer-Mauduit International, Inc.	495,978
43,720		Scotts Miracle-Gro Co.	2,529,202
161,690		Silgan Holdings, Inc.	6,166,857
27,000	@	Solutia, Inc.	685,800
29,200	@	Spartech Corp.	211,700
46,850		Worthington Industries	980,102
7,400	@	WR Grace & Co.	283,346
			31,405,435
		Telecommunication Services: 1.1%
110,680	@	Cbeyond, Inc.	1,291,636
154,200	@	Cincinnati Bell, Inc.	413,256
19,500		Consolidated Communications Holdings, Inc.	365,235
13,100	@	Neutral Tandem, Inc.	193,225
108,661		NTELOS Holdings Corp.	2,000,449
74,800	@	Premier Global Services, Inc.	569,976
			4,833,777
		Utilities: 2.5%
4,900		Central Vermont Public Service Corp.	114,121
3,800		Chesapeake Utilities Corp.	158,156
39,100	@	El Paso Electric Co.	1,188,640
23,200		Idacorp, Inc.	883,920
5,400		MGE Energy, Inc.	218,646
17,350		New Jersey Resources Corp.	745,183
1,725		Nicor, Inc.	92,633
51,620		Northwest Natural Gas Co.	2,381,231
89,310		NorthWestern Corp.	2,706,093
28,300		Portland General Electric Co.	672,691
9,800		Southwest Gas Corp.	381,906
8,600		Unisource Energy Corp.	310,718
41,700	L	Westar Energy, Inc.	1,101,714
6,300		WGL Holdings, Inc.	245,700
			11,201,352
		Total Common Stock
		(Cost $320,926,227)	412,173,269
REAL ESTATE INVESTMENT TRUSTS: 5.1%
		Financials: 5.1%
13,777		American Campus Communities, Inc.	454,641
50,300	L	Anworth Mortgage Asset Corp.	356,627
84,200		Ashford Hospitality Trust, Inc.	927,884
31,200		Associated Estates Realty Corp.	495,456
20,370		BioMed Realty Trust, Inc.	387,437
15,100		Capital Lease Funding, Inc.	82,748
25,300		Capstead Mortgage Corp.	323,334
45,500		CBL & Associates Properties, Inc.	792,610
10,615		Colonial Properties Trust	204,339
91,125		DCT Industrial Trust, Inc.	505,744

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Financials (continued)
29,725		Developers Diversified Realty Corp.		$416,150
72,991		EastGroup Properties, Inc.		3,209,414
17,900		Education Realty Trust, Inc.		143,737
3,100		Equity Lifestyle Properties, Inc.		178,715
34,600	@	FelCor Lodging Trust, Inc.		212,098
45,475	@, L	First Industrial Realty Trust, Inc.		540,698
27,200		Glimcher Realty Trust		251,600
52,000		Hersha Hospitality Trust		308,880
4,900		Home Properties, Inc.		288,855
19,400		LaSalle Hotel Properties		523,800
162,099		Lexington Realty Trust		1,515,626
108,300		MFA Mortgage Investments, Inc.		888,060
42,280		Mid-America Apartment Communities, Inc.		2,714,376
4,700		Mission West Properties		30,879
120,020		National Retail Properties, Inc.		3,136,123
24,700		Omega Healthcare Investors, Inc.		551,798
10,100		Parkway Properties, Inc.		171,700
3,400		Pebblebrook Hotel Trust		75,310
48,700		Pennsylvania Real Estate Investment Trust		694,949
7,400		PS Business Parks, Inc.		428,756
8,900		Ramco-Gershenson Properties		111,517
20,200		Redwood Trust, Inc.		314,110
42,900		Senior Housing Properties Trust		988,416
78,500	@	Strategic Hotel Capital, Inc.		506,325
4,500		Sun Communities, Inc.		160,425
		Total Real Estate Investment Trusts
		(Cost $19,606,830)		22,893,137

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Notes: 0.1%
$600,000		0.750%, due 11/30/11		$602,180
		Total U.S. Treasury Obligations
		(Cost $601,794)		602,180
		Total Long-Term Investments
		(Cost $341,134,851)		435,668,586

Shares				Value
SHORT-TERM INVESTMENTS: 8.6%
		Mutual Funds: 3.0%
13,540,809		BlackRock Liquidity Funds, TempFund, Institutional Class		$13,540,809
		Total Mutual Funds
		(Cost $13,540,809)		13,540,809
		Securities Lending Collateral(cc): 5.6%
24,470,351		BNY Mellon Overnight Government Fund (1)		24,470,351
1,121,269	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		897,016
		Total Securities Lending Collateral
		(Cost $25,591,620)		25,367,367
		Total Short-Term Investments
		(Cost $39,132,429)		38,908,176
		Total Investments in Securities
		(Cost $380,267,280)*	105.1%	$474,576,762
		Other Assets and Liabilities - Net	(5.1)	(22,899,243)
		Net Assets	100.0%	$451,677,519

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $386,395,302.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$107,375,941
		Gross Unrealized Depreciation		(19,194,481)
		Net Unrealized Appreciation		$88,181,460

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$412,173,269	$—	$—	$412,173,269
Real Estate Investment Trusts	22,893,137	—	—	22,893,137
U.S. Treasury Obligations	—	602,180	—	602,180
Short-Term Investments	38,011,161	—	897,015	38,908,176
Total Investments, at value	$473,077,567	$602,180	$897,015	$474,576,762
Other Financial Instruments+:
Futures	276,608	—	—	276,608
Total Assets	$473,354,175	$602,180	$897,015	$474,853,370

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$897,015	$—	$—	$—	$—	$—	$—	$—	$897,015
Total Investments, at value	$897,015	$—	$—	$—	$—	$—	$—	$—	$897,015

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on March 31, 2011:

	Number of		Notional	Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
Russell 2000® Mini Index	101	06/17/11	$8,501,170	$276,608
			$8,501,170	$276,608

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 98.4%
		Consumer Discretionary: 15.2%
227,850	@	Bed Bath & Beyond, Inc.	$10,998,320
135,570		Coach, Inc.	7,055,063
448,480	@	DIRECTV	20,988,864
267,070	L	Harley-Davidson, Inc.	11,347,804
216,730		Kohl’s Corp.	11,495,359
223,720		Marriott International, Inc.	7,959,958
241,080		McDonald’s Corp.	18,343,777
24,630	@	Priceline.com, Inc.	12,473,617
152,950		Ross Stores, Inc.	10,877,804
373,830		Starbucks Corp.	13,813,019
390,049		Wyndham Worldwide Corp.	12,407,459
			137,761,044
		Consumer Staples: 9.5%
516,130		Coca-Cola Enterprises, Inc.	14,090,349
112,390		Herbalife Ltd.	9,144,050
241,430		Hershey Co.	13,121,721
395,330		Philip Morris International, Inc.	25,945,508
196,850		Procter & Gamble Co.	12,125,960
123,210		Wal-Mart Stores, Inc.	6,413,081
75,136	L	Whole Foods Market, Inc.	4,951,462
			85,792,131
		Energy: 11.9%
363,781		Arch Coal, Inc.	13,110,667
642,540		ExxonMobil Corp.	54,056,890
135,260		National Oilwell Varco, Inc.	10,722,060
91,090		Occidental Petroleum Corp.	9,517,994
187,630		Range Resources Corp.	10,968,850
221,020	L	Suncor Energy, Inc.	9,910,537
			108,286,998
		Financials: 5.1%
393,268		American Express Co.	17,775,714
589,990	@	Blackstone Group LP	10,549,021
217,810		Lazard Ltd.	9,056,540
146,440		Prudential Financial, Inc.	9,017,775
			46,399,050
		Health Care: 9.5%
380,620		AmerisourceBergen Corp.	15,057,327
250,130	@	Covidien PLC	12,991,752
324,080	@	Gilead Sciences, Inc.	13,753,955
122,710	@	Laboratory Corp. of America Holdings	11,305,272
297,630		St. Jude Medical, Inc.	15,256,514
105,890	@	Waters Corp.	9,201,841
160,570	@, L	Watson Pharmaceuticals, Inc.	8,993,526
			86,560,187
		Industrials: 12.3%
186,610		Boeing Co.	13,796,077
69,860	@	Cooper Industries PLC	4,533,914
329,310		Danaher Corp.	17,091,189
233,900		Emerson Electric Co.	13,666,777
649,560		General Electric Co.	13,023,678
173,930		Roper Industries, Inc.	15,037,988
191,530		Tyco International Ltd.	8,574,798
206,490		United Technologies Corp.	17,479,379
254,500	@	Verisk Analytics, Inc.	8,337,420
			111,541,220
		Information Technology: 29.8%
84,714	@	Adobe Systems, Inc.	2,809,116
76,642	@, L	Ansys, Inc.	4,153,230
148,010	@	Apple, Inc.	51,574,085
177,340	@	Autodesk, Inc.	7,822,467
254,600	@	BMC Software, Inc.	12,663,804
263,880		Broadcom Corp.	10,391,594
744,660		Cisco Systems, Inc.	12,770,919
176,720	@	Citrix Systems, Inc.	12,981,851
48,155	@	Google, Inc. - Class A	28,228,943
422,590		Intel Corp.	8,523,640
190,040		KLA-Tencor Corp.	9,002,195
614,470	@	Marvell Technology Group Ltd.	9,555,009
1,105,120		Microsoft Corp.	28,025,842
279,470	@, L	NetApp, Inc.	13,464,865
826,867		Oracle Corp.	27,592,552
410,320		Qualcomm, Inc.	22,497,846

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Information Technology (continued)
240,020	@	VeriSign, Inc.		$8,691,124
				270,749,082
		Materials: 5.1%
247,860		EI Du Pont de Nemours & Co.		13,624,864
197,100		Freeport-McMoRan Copper & Gold, Inc.		10,948,905
185,780		Monsanto Co.		13,424,463
134,430	L	Sigma-Aldrich Corp.		8,555,125
				46,553,357
		Total Common Stock
		(Cost $795,931,512)		893,643,069

SHORT-TERM INVESTMENTS: 4.6%
		Mutual Funds: 1.6%
13,960,000		BlackRock Liquidity Funds, TempFund, Institutional Class		13,960,000
		Total Mutual Funds
		(Cost $13,960,000)		13,960,000
		Securities Lending Collateral(cc): 3.0%
27,312,827		BNY Mellon Overnight Government Fund (1)		27,312,827
154,628	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		123,702
		Total Securities Lending Collateral
		(Cost $27,467,455)		27,436,529
		Total Short-Term Investments
		(Cost $41,427,455)		41,396,529
		Total Investments in Securities
		(Cost $837,358,967)*	103.0%	$935,039,598
		Other Assets and Liabilities - Net	(3.0)	(27,184,776)
		Net Assets	100.0%	$907,854,822

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $838,960,389.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$108,655,261
		Gross Unrealized Depreciation		(12,576,052)
		Net Unrealized Appreciation		$96,079,209

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$893,643,069	$—	$—	$893,643,069
Short-Term Investments	41,272,827	—	123,702	41,396,529
Total Investments, at value	$934,915,896	$—	$123,702	$935,039,598

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$—	$—	$—	$—	$—	$—	$123,702	$—	$123,702
Total Investments, at value	$—	$—	$—	$—	$—	$—	$123,702	$—	$123,702

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 96.8%
		Consumer Discretionary: 6.9%
265,200		American Eagle Outfitters	$4,214,028
312,400		Comcast Corp. – Class A	7,722,528
106,000	L	Garmin Ltd.	3,589,160
266,053		Regal Entertainment Group	3,591,716
417,500	L	Yellow Media, Inc.	2,372,795
			21,490,227
		Consumer Staples: 9.2%
155,700		Altria Group, Inc.	4,052,871
49,900		Kimberly-Clark Corp.	3,256,973
98,300		Molson Coors Brewing Co.	4,609,287
45,000		PepsiCo, Inc.	2,898,450
137,300		Procter & Gamble Co.	8,457,680
101,900		Wal-Mart Stores, Inc.	5,303,895
			28,579,156
		Energy: 14.5%
139,500		Chevron Corp.	14,986,485
119,700		ConocoPhillips	9,559,242
42,700	L	Diamond Offshore Drilling	3,317,790
131,400		ExxonMobil Corp.	11,054,682
232,200		Pengrowth Energy Corp.	3,211,326
43,600		Royal Dutch Shell PLC ADR - Class A	3,176,696
			45,306,221
		Financials: 24.8%
159,200	L	AllianceBernstein Holding LP	3,470,560
75,000		Ameriprise Financial, Inc.	4,581,000
101,200		Axis Capital Holdings Ltd.	3,533,904
344,300		Bank of America Corp.	4,589,519
67,700		Bank of Hawaii Corp.	3,237,414
136,500		BB&T Corp.	3,746,925
273,100	@	Blackstone Group LP	4,883,028
51,700		Cullen/Frost Bankers, Inc.	3,051,334
249,900	L	First Niagara Financial Group, Inc.	3,393,642
274,100		JPMorgan Chase & Co.	12,636,010
42,400		NYSE Euronext	1,491,208
272,400		People’s United Financial, Inc.	3,426,792
75,800		Prudential Financial, Inc.	4,667,764
87,000	L	Sun Life Financial, Inc.	2,734,286
75,800		Travelers Cos., Inc.	4,508,584
167,300		US Bancorp.	4,421,739
143,700		Wells Fargo & Co.	4,555,290
174,500		XL Group PLC	4,292,700
			77,221,699
		Health Care: 13.1%
129,400		Cardinal Health, Inc.	5,322,222
85,300		Eli Lilly & Co.	3,000,001
109,900		Johnson & Johnson	6,511,575
109,900		Medtronic, Inc.	4,324,565
245,700		Merck & Co., Inc.	8,110,557
662,000		Pfizer, Inc.	13,445,219
			40,714,139
		Industrials: 7.1%
616,000		General Electric Co.	12,350,800
147,100		Harsco Corp.	5,191,159
99,400		Tyco International Ltd.	4,450,138
			21,992,097
		Information Technology: 4.7%
265,500		Intel Corp.	5,355,135
310,400		Microsoft Corp.	7,871,744
217,600		United Online, Inc.	1,371,968
			14,598,847
		Materials: 2.6%
83,600		EI Du Pont de Nemours & Co.	4,595,492
101,100		Sonoco Products Co.	3,662,853
			8,258,345
		Telecommunication Services: 6.3%
112,700		AT&T, Inc.	3,448,620
612,700		Qwest Communications International, Inc.	4,184,741
238,000		Verizon Communications, Inc.	9,172,520
229,000		Windstream Corp.	2,947,230
			19,753,111
		Utilities: 7.6%
140,800		Atmos Energy Corp.	4,801,280

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Utilities (continued)
293,200		CenterPoint Energy, Inc.		$5,148,592
77,000		DTE Energy Co.		3,769,920
216,100		Great Plains Energy, Inc.		4,326,322
54,600		Laclede Group, Inc.		2,080,260
112,000		UGI Corp.		3,684,800
				23,811,174
		Total Common Stock
		(Cost $287,817,332)		301,725,016
REAL ESTATE INVESTMENT TRUSTS: 3.0%
		Financials: 3.0%
64,500		Entertainment Properties Trust		3,019,890
359,200		MFA Mortgage Investments, Inc.		2,945,440
125,900		Weingarten Realty Investors		3,155,054
		Total Real Estate Investment Trusts
		(Cost $8,822,524)		9,120,384
		Total Long-Term Investments
		(Cost $296,639,856)		310,845,400
SHORT-TERM INVESTMENTS: 5.3%
		Securities Lending Collateral(cc): 5.3%
16,463,255		BNY Mellon Overnight Government Fund (1)		16,463,255
139,950	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		111,960
		Total Short-Term Investments
		(Cost $16,603,205)		16,575,215
		Total Investments in Securities
		(Cost $313,243,061)*	105.1%	$327,420,615
		Other Assets and Liabilities - Net	(5.1)	(15,765,710)
		Net Assets	100.0%	$311,654,905

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.

	*	Cost for federal income tax purposes is $314,107,254.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$20,065,913
		Gross Unrealized Depreciation		(6,752,552)
		Net Unrealized Appreciation		$13,313,361

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$301,725,016	$—	$—	$301,725,016
Real Estate Investment Trusts	9,120,384	—	—	9,120,384
Short-Term Investments	16,463,255	—	111,960	16,575,215
Total Investments, at value	$327,308,655	$—	$111,960	$327,420,615

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$—	$—	$—	$—	$—	$—	$111,960	$—	$111,960
Total Investments, at value	$—	$—	$—	$—	$—	$—	$111,960	$—	$111,960

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2011 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 56.4%
		Consumer Discretionary: 1.8%
$708,000		Comcast Cable Communications LLC, 7.125%, due 06/15/13	$788,413
899,000		COX Communications, Inc., 4.625%, due 06/01/13	954,732
800,000		Home Depot, Inc., 5.250%, due 12/16/13	873,618
750,000		Macys Retail Holdings, Inc., 5.350%, due 03/15/12	776,250
400,000		Target Corp., 5.125%, due 01/15/13	428,445
624,000		Time Warner Cable, Inc., 7.500%, due 04/01/14	715,724
			4,537,182
		Consumer Staples: 3.3%
750,000		Altria Group, Inc., 8.500%, due 11/10/13	875,179
750,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	827,165
800,000		Coca-Cola Co., 3.625%, due 03/15/14	847,987
991,000		Colgate-Palmolive Co., 4.200%, due 05/15/13	1,054,124
942,000		Diageo Capital PLC, 5.200%, due 01/30/13	1,010,142
187,000		Kraft Foods, Inc., 6.250%, due 06/01/12	198,416
576,000		Kroger Co., 6.750%, due 04/15/12	610,516
610,000	S	PepsiCo, Inc., 0.875%, due 10/25/13	603,580
1,040,000		Philip Morris International, Inc., 4.875%, due 05/16/13	1,115,772
488,000	S	Wal-Mart Stores, Inc., 0.750%, due 10/25/13	484,104
500,000	S	Wal-Mart Stores, Inc., 1.500%, due 10/25/15	478,871
			8,105,856
		Energy: 2.7%
780,000		Chevron Corp., 3.450%, due 03/03/12	801,538
647,000		Enterprise Products Operating L.P., 4.600%, due 08/01/12	673,510
844,000	S	Occidental Petroleum Corp., 1.450%, due 12/13/13	844,939
931,000	S	Shell International Finance BV, 1.875%, due 03/25/13	948,153
1,013,000		Spectra Energy Capital LLC, 5.900%, due 09/15/13	1,104,488
601,000		Transcontinental Gas Pipe Line Corp., 8.875%, due 07/15/12	657,431
792,000		Valero Energy Corp., 4.750%, due 06/15/13	841,212
845,000		Weatherford International Ltd./Bermuda, 5.150%, due 03/15/13	894,804
			6,766,075
		Financials: 33.3%
872,000	#	ABN Amro Bank NV, 3.000%, due 01/31/14	871,037
612,000		Aegon NV, 3.535%, due 12/31/49	448,116
749,000		Allstate Corp., 6.200%, due 05/16/14	840,153
3,980,000	S	Ally Financial, Inc., 2.200%, due 12/19/12	4,079,245
400,000		American Express Co., 4.875%, due 07/15/13	426,648
850,000		American Express Credit Corp., 5.875%, due 05/02/13	918,201
733,000	S	American International Group, Inc., 3.650%, due 01/15/14	746,544
1,000,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, due 01/10/14	1,001,028
5,107,000	S	Bank of America Corp., 2.100%, due 04/30/12	5,201,970
730,000	S	Bank of Montreal, 2.125%, due 06/28/13	743,192
954,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 2.600%, due 01/22/13	970,312
1,250,000	S	Barclays Bank PLC, 2.375%, due 01/13/14	1,257,916
725,000		BB&T Corp., 5.700%, due 04/30/14	801,083
500,000		Berkshire Hathaway Finance Corp., 5.100%, due 07/15/14	550,115
924,000	L	Berkshire Hathaway, Inc., 2.125%, due 02/11/13	944,067
850,000		Blackrock, Inc., 2.250%, due 12/10/12	866,373
1,050,000	S	BNP Paribas, 2.125%, due 12/21/12	1,064,394
667,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, due 11/02/15	641,681
870,000		BP Capital Markets PLC, 0.910%, due 03/11/14	874,548
633,000		BP Capital Markets PLC, 5.250%, due 11/07/13	684,983
624,000	#	BPCE S.A., 2.375%, due 10/04/13	623,980
817,000	#	Caisse Centrale Desjardins du Quebec, 1.700%, due 09/16/13	814,466
946,000	#	Canadian Imperial Bank of Commerce/Canada, 2.000%, due 02/04/13	963,112
439,000		Capital One Bank USA NA, 6.500%, due 06/13/13	477,816
928,000	S	Caterpillar Financial Services Corp., 2.000%, due 04/05/13	944,862
4,769,000	S	Citigroup, Inc., 2.125%, due 04/30/12	4,860,503
785,000		Citigroup, Inc., 5.125%, due 05/05/14	837,639
643,000		Citigroup, Inc., 5.500%, due 04/11/13	688,351
1,400,000	S	Citigroup, Inc., 6.000%, due 12/13/13	1,523,207
624,000	S	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.850%, due 01/10/14	623,271
750,000	S	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, due 10/13/15	724,430
1,200,000		Credit Suisse New York, 5.000%, due 05/15/13	1,281,760
800,000	S	Deutsche Bank AG/London, 2.375%, due 01/11/13	813,313
750,000		Fifth Third Bancorp, 6.250%, due 05/01/13	813,935
777,000		First Tennessee Bank NA, 4.625%, due 05/15/13	802,824
625,000	S	General Electric Capital Corp., 2.100%, due 01/07/14	625,880
2,275,000	S	General Electric Capital Corp., 2.200%, due 06/08/12	2,322,566
2,311,000	S	General Electric Capital Corp., 2.250%, due 03/12/12	2,352,764
1,200,000		General Electric Capital Corp., 2.800%, due 01/08/13	1,228,362
1,000,000		General Electric Capital Corp., 3.750%, due 11/14/14	1,042,770
400,000		General Electric Capital Corp., 4.750%, due 09/15/14	429,005

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Financials (continued)
$870,000		Genworth Financial, Inc., 5.650%, due 06/15/12	$905,633
500,000	S	Goldman Sachs Group, Inc., 1.311%, due 02/07/14	504,056
357,000		Goldman Sachs Group, Inc., 3.625%, due 08/01/12	368,279
850,000		Goldman Sachs Group, Inc., 4.750%, due 07/15/13	901,218
271,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	297,793
1,150,000		Hartford Financial Services Group, Inc., 4.750%, due 03/01/14	1,206,907
470,000	S	HCP, Inc., 2.700%, due 02/01/14	471,726
372,000		Health Care REIT, Inc., 3.625%, due 03/15/16	368,905
1,153,000		HSBC Finance Corp., 4.750%, due 07/15/13	1,230,437
366,000		HSBC Finance Corp., 7.000%, due 05/15/12	389,375
550,000	#	International Lease Finance Corp., 6.500%, due 09/01/14	589,875
779,000		John Deere Capital Corp., 1.600%, due 03/03/14	779,686
586,000	S	JPMorgan Chase & Co., 1.650%, due 09/30/13	585,338
1,335,000	S	JPMorgan Chase & Co., 2.050%, due 01/24/14	1,332,952
650,000		KeyBank NA, 5.700%, due 08/15/12	687,417
359,000		M&T Bank Corp., 5.375%, due 05/24/12	374,901
498,000	#	MassMutual Global Funding II, 3.625%, due 07/16/12	513,126
850,000		Mercantile Bankshares Corp., 4.625%, due 04/15/13	899,018
1,625,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	1,727,487
400,000	S	MetLife, Inc., 2.375%, due 02/06/14	400,814
650,000	#	Metropolitan Life Global Funding I, 2.500%, due 01/11/13	661,457
1,000,000	S	Morgan Stanley, 2.250%, due 03/13/12	1,017,540
1,121,000	S	Morgan Stanley, 2.875%, due 01/24/14	1,124,772
982,000		Morgan Stanley, 5.750%, due 08/31/12	1,042,015
1,246,000	#, L	National Australia Bank Ltd., 1.700%, due 12/10/13	1,235,313
650,000	S	National Rural Utilities Cooperative Finance Corp., 1.125%, due 11/01/13	645,009
586,000	#	Nordea Bank AB, 1.750%, due 10/04/13	582,732
255,000	#	Nordea Bank AB, 2.125%, due 01/14/14	254,580
68,991	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	69,044
588,000		Prudential Financial, Inc., 4.750%, due 04/01/14	625,750
830,000	S	Royal Bank of Canada, 1.125%, due 01/15/14	818,301
872,000	S	Royal Bank of Scotland PLC, 3.250%, due 01/11/14	883,142
381,000	#	Societe Generale, 2.200%, due 09/14/13	380,907
952,000	#	Societe Generale, 2.500%, due 01/15/14	945,254
2,374,000	S	State Street Corp., 2.150%, due 04/30/12	2,416,595
749,000		SunTrust Banks, Inc., 5.250%, due 11/05/12	788,785
750,000	#	TIAA Global Markets, Inc., 5.125%, due 10/10/12	794,487
961,000	S	Toyota Motor Credit Corp., 1.375%, due 08/12/13	957,957
820,000	S	UBS AG/Stamford CT, 2.250%, due 08/12/13	828,412
606,000	S	UBS AG/Stamford CT, 2.250%, due 01/28/14	607,550
609,000	S	US Bancorp, 1.125%, due 10/30/13	602,417
501,000	S	US Bancorp, 2.000%, due 06/14/13	508,793
1,680,000		Wachovia Corp., 5.500%, due 05/01/13	1,811,389
			82,863,566
		Health Care: 3.6%
780,000		Covidien International Finance S.A., 5.450%, due 10/15/12	831,508
651,000		Eli Lilly & Co., 4.200%, due 03/06/14	698,316
764,000		Express Scripts, Inc., 5.250%, due 06/15/12	800,729
713,000		GlaxoSmithKline Capital, Inc., 4.850%, due 05/15/13	767,628
980,000	S	Novartis Capital Corp., 1.900%, due 04/24/13	997,072
912,000		Pfizer, Inc., 4.450%, due 03/15/12	945,987
250,000		Pfizer, Inc., 4.500%, due 02/15/14	270,301
622,000	S	Sanofi-Aventis SA, 1.625%, due 03/28/14	621,441
986,000	S	St. Jude Medical, Inc., 2.200%, due 09/15/13	1,002,751
1,213,000	S	Teva Pharmaceutical Finance III LLC, 1.500%, due 06/15/12	1,221,768
811,000		Wyeth, 5.500%, due 03/15/13	879,422
			9,036,923
		Industrials: 0.8%
365,000		CSX Corp., 5.500%, due 08/01/13	395,568
567,000		Eaton Corp., 4.900%, due 05/15/13	607,581
445,000		Union Pacific Corp., 5.450%, due 01/31/13	478,646
570,000		United Parcel Service, Inc., 3.875%, due 04/01/14	607,930
			2,089,725
		Information Technology: 2.8%
1,240,000		Cisco Systems, Inc., 1.625%, due 03/14/14	1,238,844
1,000,000		Dell, Inc., 2.100%, due 04/01/14	1,000,953
855,000		Dell, Inc., 4.700%, due 04/15/13	910,999
814,000	S	Hewlett-Packard Co., 1.250%, due 09/13/13	812,103
775,000	S	International Business Machines Corp., 1.000%, due 08/05/13	770,827
1,056,000		Microsoft Corp., 2.950%, due 06/01/14	1,099,904
1,141,000		Oracle Corp., 3.750%, due 07/08/14	1,211,933
			7,045,563
		Materials: 0.6%
623,000		BHP Billiton Finance USA Ltd., 5.500%, due 04/01/14	691,384
612,000		EI Du Pont de Nemours & Co., 5.000%, due 07/15/13	660,756
			1,352,140
		Telecommunication Services: 3.9%
1,082,000		AT&T, Inc., 5.875%, due 08/15/12	1,153,422
940,000		BellSouth Corp., 4.750%, due 11/15/12	994,942

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Telecommunication Services (continued)
$282,000		British Telecommunications PLC, 5.150%, due 01/15/13	$300,138
500,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, due 02/01/14	549,382
875,000		Cellco Partnership / Verizon Wireless Capital, LLC, 7.375%, due 11/15/13	999,340
1,075,000		France Telecom S.A., 4.375%, due 07/08/14	1,155,614
500,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	528,294
525,000	S	Telefonica Emisiones S.A.U, 2.582%, due 04/26/13	530,280
2,000,000		Verizon Communications, Inc., 1.950%, due 03/28/14	2,003,112
656,000		Verizon Communications, Inc., 4.350%, due 02/15/13	692,912
620,000		Vodafone Group PLC, 4.150%, due 06/10/14	657,790
			9,565,226
		Utilities: 3.6%
930,000		Commonwealth Edison Co., 1.625%, due 01/15/14	924,701
372,000		Dominion Resources, Inc./VA, 1.800%, due 03/15/14	371,616
700,000		Duke Energy Ohio, Inc., 5.700%, due 09/15/12	745,177
500,000	#	EDP Finance BV, 5.375%, due 11/02/12	510,914
823,000	S	Great Plains Energy, Inc., 2.750%, due 08/15/13	833,727
625,000	S	NextEra Energy Capital Holdings, Inc., 2.550%, due 11/15/13	636,416
450,000		Nisource Finance Corp., 6.150%, due 03/01/13	488,049
987,000	S	PSEG Power, LLC, 2.500%, due 04/15/13	1,002,081
901,000		Public Service Co. of Colorado, 7.875%, due 10/01/12	990,474
882,000		Sempra Energy, 2.000%, due 03/15/14	876,593
1,010,000		Southern California Edison Co., 5.750%, due 03/15/14	1,122,792
515,000		Southern Co., 5.300%, due 01/15/12	533,408
			9,035,948
		Total Corporate Bonds/Notes
		(Cost $138,755,873)	140,398,204
U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.9%
		Federal Home Loan Bank: 3.6%
5,245,000	L	1.375%, due 05/16/11	5,253,096
3,665,000	S	3.625%, due 07/01/11	3,698,260
			8,951,356
		Federal Home Loan Mortgage Corporation##: 1.4%
3,500,000	S	1.750%, due 06/15/12	3,555,304
341		2.000%, due 01/01/17	345
9,687		6.000%, due 04/01/13	10,489
			3,566,138
		Federal National Mortgage Association##: 2.9%
6,375		2.114%, due 07/01/24	6,610
7,882		2.403%, due 12/01/17	7,970
6,087,922		6.000%, due 05/15/11-09/01/17	6,150,292
787,149		6.500%, due 10/01/22-10/01/32	882,470
58,575		7.000%, due 10/01/32	67,521
44,543		7.500%, due 08/01/27	51,633
			7,166,496
		Government National Mortgage Association: 0.0%
14,722		6.000%, due 04/15/13	15,146
17,043		7.500%, due 01/15/24-07/15/27	19,809
8,912		9.000%, due 12/15/26	10,714
7,899		9.500%, due 03/15/20-07/15/21	9,425
			55,094
		Total U.S. Government Agency Obligations
		(Cost $19,503,852)	19,739,084
U.S. TREASURY OBLIGATIONS: 21.3%
		U.S. Treasury Notes: 21.3%
8,480,000	L	0.625%, due 02/28/13	8,460,462
17,238,000	S	0.750%, due 03/31/13	17,227,243
11,798,000	L	1.250%, due 03/15/14	11,796,183
5,227,000	L	2.125%, due 02/29/16	5,211,481
1,837,000		2.750%, due 02/28/18	1,823,366
2,465,000	S, L	3.625%, due 02/15/21	2,500,434
6,281,000	L	4.250%, due 11/15/40	6,008,172
		Total U.S. Treasury Obligations
		(Cost $52,845,934)	53,027,341
ASSET-BACKED SECURITIES: 6.2%
		Automobile Asset-Backed Securities: 1.5%
335,000		CarMax Auto Owner Trust, 2.400%, due 04/15/15	342,636
715,000		CarMax Auto Owner Trust, 2.820%, due 12/15/14	735,481
1,110,000		Harley-Davidson Motorcycle Trust, 3.320%, due 02/15/17	1,141,822
1,000,000		Honda Auto Receivables Owner Trust, 1.800%, due 04/17/17	1,000,898
433,000		Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	436,791
			3,657,628
		Credit Card Asset-Backed Securities: 0.8%
651,000		BA Credit Card Trust, 0.545%, due 06/16/14	647,630
810,000		Capital One Multi-Asset Execution Trust, 0.545%, due 03/17/14	809,298
306,000		Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20	346,540

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
		Credit Card Asset-Backed Securities (continued)
$183,000		MBNA Credit Card Master Note Trust, 1.605%, due 10/15/14		$183,784
135,000	#	MBNA Master Credit Card Trust, 7.100%, due 09/15/13		135,303
				2,122,555
		Other Asset-Backed Securities: 3.9%
475,514	#	ARES CLO Funds, 0.549%, due 09/18/17		460,028
536,392	#	Atrium CDO Corp., 0.641%, due 10/27/16		518,959
839,719	#	Atrium CDO Corp., 0.649%, due 06/27/15		822,925
345,494	#	Callidus Debt Partners Fund Ltd., 0.813%, due 05/15/15		337,720
415,681	#	Carlyle High Yield Partners, 0.682%, due 08/11/16		394,229
452,063	#	Castle Hill II Ingots Ltd., 0.783%, due 10/15/14		445,734
322,186		Castle Hill III CLO Ltd., 0.615%, due 09/15/15		315,879
1,399,812		CenterPoint Energy Transition Bond Co. LLC, 1.833%, due 02/15/16		1,416,221
617,412	#	Endurance CLO I Ltd., 0.763%, due 02/15/14		606,287
782,002	#	First CLO Ltd., 0.654%, due 07/27/16		768,317
319,591	#	Granite Ventures Ltd., 0.563%, due 12/15/17		311,888
799,617	#	GSC Partners CDO Fund Ltd., 0.693%, due 11/20/16		781,007
144,271	#	Katonah Ltd., 0.859%, due 02/20/15		141,449
328,479	#	Magnetite IV CLO Ltd., 0.998%, due 10/10/15		318,381
530,000		PSE&G Transition Funding LLC, 6.750%, due 06/15/16		604,331
804,649	#	Stanfield Carrera CLO Ltd., 0.790%, due 03/15/15		794,591
624,326	#	Wind River CLO Ltd., 0.639%, due 12/19/16		599,802
				9,637,748
		Total Asset-Backed Securities
		(Cost $15,355,874)		15,417,931
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.0%
60,914		Bear Stearns Commercial Mortgage Securities, 5.270%, due 12/11/40		60,840
189,000		Citibank Credit Card Issuance Trust, 0.665%, due 07/15/14		187,494
471,000		Citibank Credit Card Issuance Trust, 0.905%, due 07/15/13		470,487
679,000		Citibank Credit Card Issuance Trust, 6.300%, due 06/20/14		717,650
2,507,000		Citibank Credit Card Issuance Trust, 6.950%, due 02/18/14		2,626,163
800,000		CW Capital Cobalt Ltd., 5.416%, due 04/15/47		836,206
939,914		Greenwich Capital Commercial Funding Corp., 5.381%, due 03/10/39		960,854
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46		1,017,912
2,381,101		NCUA Guaranteed Notes, 1.600%, due 10/29/20		2,323,869
800,000		Wachovia Bank Commercial Mortgage Trust, 5.740%, due 06/15/49		846,804
		Total Collateralized Mortgage Obligations
		(Cost $10,070,531)		10,048,279

Shares				Value
COMMON STOCK: 0.0%
		Utilities: 0.0%
28	@, L	Dynegy, Inc.		$159
		Total Common Stock
		(Cost $-)		159
		Total Long-Term Investments
		(Cost $236,532,064)		238,630,998
SHORT-TERM INVESTMENTS: 11.8%
		Mutual Funds: 2.8%
6,924,000		BlackRock Liquidity Funds, TempFund, Institutional Class		6,924,000
		Total Mutual Funds
		(Cost $6,924,000)		6,924,000
		Securities Lending Collateral(cc): 9.0%
21,868,075		BNY Mellon Overnight Government Fund (1)		21,868,075
848,027	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		678,422
		Total Securities Lending Collateral
		(Cost $22,716,102)		22,546,497
		Total Short-Term Investments
		(Cost $29,640,102)		29,470,497
		Total Investments in Securities
		(Cost $266,172,166)*	107.6%	$268,101,495
		Other Assets and Liabilities - Net	(7.6)	(18,935,038)
		Net Assets	100.0%	$249,166,457

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted security
L	Loaned security, a portion or all of the security is on loan at March 30, 2011.

*	Cost for federal income tax purposes is $266,188,256.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,505,563
	Gross Unrealized Depreciation	(592,324)
	Net Unrealized Appreciation	$1,913,239

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$159	$—	$—	$159
Corporate Bonds/Notes	—	140,398,204	—	140,398,204
U.S. Government Agency Obligations	—	19,739,084	—	19,739,084
U.S. Treasury Obligations	—	53,027,341	—	53,027,341
Asset-Backed Securities	—	11,729,685	3,688,246	15,417,931
Collateralized Mortgage Obligations	—	10,048,279	—	10,048,279
Short-Term Investments	28,792,075	—	678,421	29,470,496
Total Investments, at value	$28,792,234	$234,942,593	$4,366,667	$268,101,494
Other Financial Instruments+:
Futures	80,757	—	—	80,757
Swaps, at fair value	—	4,571	—	4,571
Total Assets	$28,872,991	$234,947,164	$4,366,667	$268,186,822

Liabilities Table
Other Financial Instruments+:
Futures	(14,952)	—	—	(14,952)
Swaps, at fair value	—	(38,250)	—	(38,250)
Total Liabilities	$(14,952)	$(38,250)	$—	$(53,202)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Asset-Backed Securities	$1,923,792	$2,769,463	$(488,515)	$2,993	$11,346	$14,737	$—	$(545,570)	$3,688,246
Short-Term Investments	678,421	—	—	—	—	—	—	—	678,421
Total Investments, at value	$2,602,213	$2,769,463	$(488,515)	$2,993	$11,346	$14,737	$—	$(545,570)	$4,366,667

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $14,737.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Open Futures Contracts on March 31, 2011:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Notional Value	(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	194	06/30/11	$42,316,250	$8,640
U.S. Treasury Ultra Long Bond	12	06/21/11	1,482,750	7,283
			$43,799,000	$15,923
Short Contracts
U.S. Treasury 5-Year Note	93	06/30/11	$10,861,383	$(6,771)
U.S. Treasury 10-Year Note	54	06/21/11	6,427,687	64,834
U.S. Treasury Long Bond	85	06/21/11	10,215,938	(8,181)
			$27,505,008	$49,882

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

			(Pay)/ Receive		Implied Credit				Upfront Premium	Unrealized
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	Fixed Rate (%)	Termination Date	Spread at 03/31/11 (%) (2)	Notional Amount (3)		Fair Value (4)	Paid/ (Received)	Appreciation/ (Depreciation)
Barclays Bank PLC	General Electric Capital Corp.	Sell	1.000	06/20/11	0.322	USD	3,000,000	$4,571	$(5,878)	$10,449
								$4,571	$(5,878)	$10,449

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

(1)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)           Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted fair prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)           The maximum amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make would be an amount equal to the notional amount of the agreement.

(4)           The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2011:

					Upfront	Unrealized
	Termination	Notional		Fair	Premium	Appreciation/
	Date	Amount		Value	Paid/(received)	(Depreciation)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	9,233,000	$(38,250)	$—	$(38,250)
				$(38,250)	$—	$(38,250)

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2011:

Derivatives Fair Value*
Credit contracts	$4,571
Interest rate contracts	27,555
Total	$32,126

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of March 31, 2011 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 12.7%
$5,000,000		BNP Paribas New York, 0.280%, due 04/19/11	$5,000,025
7,000,000		BNP Paribas New York, 0.290%, due 05/09/11	7,000,147
3,512,000		BNP Paribas New York, 0.290%, due 05/16/11	3,513,135
12,500,000		Credit Suisse/New York NY, 0.610%, due 12/08/11	12,500,000
17,500,000		Deutsche Bank AG/New York NY, 0.290%, due 05/25/11	17,500,260
11,250,000		Deutsche Bank AG/New York NY, 0.830%, due 04/20/12	11,250,000
26,750,000		Dexia Del, LLC, 0.350%, due 06/29/11	26,750,000
1,650,000		Lloyds TSB Bank PLC, 0.280%, due 04/28/11	1,650,123
2,250,000		Lloyds TSB Bank PLC, 0.290%, due 05/02/11	2,250,058
3,000,000		Lloyds TSB Bank PLC, 0.290%, due 05/27/11	3,000,884
3,250,000		Lloyds TSB Bank PLC, 0.320%, due 06/10/11	3,250,000
13,000,000		Rabobank Nederland NV, 0.560%, due 11/16/11	13,000,000
9,500,000	C	Royal Bank of Canada, 0.470%, due 04/30/12	9,525,920
500,000		Societe Generale NY, 0.290%, due 05/25/11	500,007
21,000,000		Societe Generale/New York NY, 0.330%, due 07/19/11	20,982,741
1,000,000		Svenska Handelsbanken AB, 0.200%, due 04/12/11	999,939
3,950,000		Svenska Handelsbanken AB, 0.270%, due 04/13/11	3,950,099
7,500,000		Svenska Handelsbanken AB, 0.280%, due 04/21/11	7,500,291
750,000		Svenska Handelsbanken AB, 0.290%, due 05/02/11	750,019
11,000,000		TORONTO DOM CD 7/15/2011, 0.350%, due 07/15/11	11,000,000
750,000		Toronto Dominion Bank NY, 0.290%, due 05/10/11	750,040
12,750,000		Toronto Dominion Bank NY, 0.350%, due 07/07/11	12,750,343
500,000		UBS AG Stamford CT, 0.400%, due 08/05/11	500,695
		Total Certificates of Deposit (Cost $175,874,726)	175,874,726
COMMERCIAL PAPER: 51.6%
1,500,000		American Honda Finance Corp., 0.180%, due 04/04/11	1,499,978
12,250,000		American Honda Finance Corp., 0.200%, due 04/07/11	12,249,592
11,000,000	#	ANZ National Int’l Ltd/London, 0.400%, due 07/25/11	11,000,000
14,000,000		ANZ National Bank Ltd., 0.250%, due 04/20/11	13,995,567
700,000		ANZ National Bank Ltd., 0.330%, due 09/13/11	698,396
3,750,000		ASB Finance Ltd., 0.270%, due 06/01/11	3,747,458
13,750,000	#	ASB Finance Ltd./London, 0.320%, due 09/12/11	13,754,854
28,500,000		Barclays US Funding LLC, 0.180%, due 04/01/11	28,500,000
4,750,000		Barclays US Funding LLC, 0.270%, due 06/17/11	4,746,952
2,955,000		Barton Capital LLC, 0.230%, due 04/04/11	2,954,946
3,611,000		Barton Capital LLC, 0.250%, due 04/11/11	3,610,719
15,500,000		Barton Capital LLC, 0.300%, due 05/03/11	15,496,142
11,970,000		Barton Capital LLC, 0.300%, due 05/04/11	11,967,037
4,637,000		Barton Capital LLC, 0.320%, due 06/16/11	4,634,259
20,000,000		BNP Paribas Finance, Inc., 0.180%, due 04/01/11	20,000,000
1,500,000		CAFCO LLC, 0.300%, due 05/13/11	1,499,458
1,700,000		CAFCO LLC, 0.300%, due 05/17/11	1,699,392
11,300,000		CAFCO LLC, 0.360%, due 07/08/11	11,289,541
15,500,000		CAFCO LLC, 0.360%, due 07/11/11	15,482,606
5,250,000		CAFCO LLC, 0.380%, due 08/11/11	5,242,878
26,000,000		Cargill Global Fund PLC, 0.200%, due 04/12/11	25,997,776
2,000,000		Ciesco LLC, 0.250%, due 04/08/11	1,999,930
1,000,000		Ciesco LLC, 0.300%, due 05/24/11	999,580
15,000,000		Ciesco LLC, 0.360%, due 07/11/11	14,983,167
19,250,000		Ciesco LLC, 0.380%, due 08/05/11	19,225,089
14,250,000		Commonwealth Bank of Australia, 0.250%, due 05/23/11	14,244,545
14,000,000	#	Commonwealth Bank of Australia, 0.270%, due 06/20/11	14,000,000
17,000,000		Concord Minutemen Capital Co., 0.320%, due 06/02/11	16,987,411
11,250,000		Concord Minutemen Capital Co., 0.380%, due 08/15/11	11,222,375
7,250,000		Concord Minutemen Capital Co., 0.400%, due 09/23/11	7,233,083
16,000,000		Crown Point Capital Co., 0.320%, due 06/06/11	15,987,387
10,250,000		Crown Point Capital Co., 0.380%, due 08/15/11	10,224,831
9,000,000		Crown Point Capital Co., 0.400%, due 09/23/11	8,979,000
750,000		Danske Corp., 0.180%, due 04/01/11	750,000
10,250,000		Danske Corp., 0.250%, due 04/26/11	10,248,008
13,250,000		Danske Corp., 0.250%, due 05/04/11	13,246,235
900,000		Danske Corp., 0.250%, due 05/09/11	899,715
6,500,000		Dexia Delaware LLC, 0.180%, due 04/01/11	6,500,000
2,000,000		Dexia Delaware LLC, 0.180%, due 04/04/11	1,999,928
23,750,000		HSBC USA Inc., 0.180%, due 04/01/11	23,750,000
1,290,000		Jupiter Securitization Company LLC, 0.230%, due 04/01/11	1,290,000
17,938,000		Jupiter Securitization Company LLC, 0.250%, due 04/11/11	17,936,904
3,500,000		Jupiter Securitization Company LLC, 0.300%, due 05/10/11	3,499,014

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
COMMERCIAL PAPER (continued)
$6,750,000		Jupiter Securitization Company LLC, 0.320%, due 06/02/11	$6,746,978
5,100,000		Jupiter Securitization Company LLC, 0.380%, due 08/01/11	5,094,988
12,500,000		Lloyds TSB Bank PLC, 0.250%, due 05/02/11	12,496,986
13,700,000		Natixis US Finance Co., 0.180%, due 04/01/11	13,700,000
2,500,000		Natixis US Finance Co., 0.180%, due 04/04/11	2,499,958
12,000,000		Natixis US Finance Co., 0.250%, due 05/04/11	11,996,700
11,250,000		Old Line Funding LLC, 0.230%, due 04/01/11	11,250,000
15,530,000		Old Line Funding LLC, 0.250%, due 04/05/11	15,529,586
9,250,000		Old Line Funding LLC, 0.300%, due 05/20/11	9,246,223
24,000,000		PepsiCo, Inc., 0.200%, due 04/08/11	23,999,253
11,000,000		Royal Bank of Scottland PLC, 0.250%, due 05/03/11	10,997,262
6,500,000		Societe Generale North America, 0.180%, due 04/01/11	6,500,000
8,250,000		Societe Generale North America, 0.250%, due 05/05/11	8,247,429
1,450,000		Thunder Bay Funding LLC, 0.250%, due 04/11/11	1,449,928
500,000		Thunder Bay Funding LLC, 0.300%, due 04/15/11	499,965
26,200,000		Thunder Bay Funding LLC, 0.300%, due 05/04/11	26,194,233
9,500,000		Thunder Bay Funding LLC, 0.320%, due 06/01/11	9,495,734
25,750,000		Variable Funding Capital, 0.250%, due 04/14/11	25,747,489
9,500,000		Variable Funding Capital, 0.300%, due 05/02/11	9,498,037
6,000,000		Variable Funding Capital, 0.320%, due 06/01/11	5,997,662
21,000,000		Wal-Mart Stores Inc., 0.180%, due 04/04/11	20,999,755
8,250,000		Wal-Mart Stores Inc., 0.200%, due 04/07/11	8,249,794
2,250,000	#	Westpac Banking Corp., 0.370%, due 10/28/11	2,250,303
3,700,000		Windmill Funding Group, 0.250%, due 04/11/11	3,699,778
4,000,000		Windmill Funding Group, 0.300%, due 05/11/11	3,998,756
12,136,000		Windmill Funding Group, 0.300%, due 05/16/11	12,131,601
3,250,000		Windmill Funding Group, 0.360%, due 07/15/11	3,246,777
16,000,000		Windmill Funding Group, 0.360%, due 07/18/11	15,984,160
		Total Commercial Paper (Cost $714,023,088)	714,023,088
CORPORATE BONDS/NOTES: 11.1%
10,000,000	#	American Honda Finance Corp., 0.480%, due 09/15/11	10,002,034
6,000,000	#	American Honda Finance Corp., 0.540%, due 12/09/11	6,004,233
1,090,000	#	ANZ National Int’l Ltd/London, 1.060%, due 09/23/11	1,092,710
4,250,000	C	Credit Suisse First Boston USA, Inc., 0.640%, due 01/15/12	4,448,218
5,500,000	L	Credit Suisse USA, Inc., 0.650%, due 08/16/11	5,600,719
3,500,000		Kreditanstalt fuer Wiederaufbau, 0.410%, due 10/14/11	3,552,291
4,600,000	#	Lloyds TSB Bank PLC, 1.120%, due 04/01/11	4,600,000
500,000		Lloyds TSB Bank PLC, 4.750%, due 07/15/11	506,207
7,000,000	#	Rabobank, 0.330%, due 03/16/12	7,000,000
1,000,000	#	Rabobank Nederland NV, 0.270%, due 08/05/11	1,000,624
24,000,000	#, C	Royal Bank of Canada, 0.260%, due 04/30/12	24,000,000
2,800,000	#	Royal Bank of Scottland PLC, 0.340%, due 10/20/11	2,812,816
21,000,000	#, C	Svenska Handelsbanken AB, 0.640%, due 04/09/12	21,000,000
26,000,000		Toyota Motor Credit Corp., 0.380%, due 12/14/11	26,000,000
10,250,000	C	UBS AG/Jersey, 0.453%, due 04/18/16	10,248,879
26,500,000	C	Westpac Banking Corp., 0.310%, due 04/27/12	26,500,000
		Total Corporate Bonds/Notes (Cost $154,368,731)	154,368,731
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.4%
3,900,000		Federal Farm Credit Bank, 0.380%, due 04/24/12	3,979,446
27,500,000		Federal National Mortgage Association, 0.320%, due 03/15/12	29,016,367
		Total U.S. Government Agency Obligations (Cost $32,995,813)	32,995,813
U.S. TREASURY NOTES: 3.9%
25,000,000		United States Treasury Note/Bond, 0.340%, due 04/15/12	25,268,647
28,500,000		United States Treasury Note/Bond, 0.350%, due 04/30/12	28,696,958
		Total U.S. Treasury Notes (Cost $53,965,605)	53,965,605
REPURCHASE AGREEMENTS: 21.0%
132,146,000		Goldman Sachs Repurchase Agreement dated 03/31/11, 0.120%, due 04/01/11, $132,146,440 to be received upon repurchase (Collateralized by $130,152,000 Federal National Mortgage Association, 1.800%-4.065%, Market Value plus accrued interest $134,789,942, due	132,146,000

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
REPURCHASE AGREEMENTS (continued)
$159,000,000		Morgon Stanley Repurchase Agreement dated 03/31/11, 0.120%, due 04/01/11, $159,000,530 to be received upon repurchase (Collateralized by $157,724,000 Federal National Mortgage Association, 1.500%-4.875%, Market Value plus accrued interest $162,180,694, du		$159,000,000
		Total Repurchase Agreement (Cost $291,146,000)		291,146,000
SECURITIES LENDING COLLATERAL(cc): 0.0%
52,500		BNY Mellon Overnight Government Fund (1)		52,500
		Total Securities Lending Collateral (Cost $52,500)		52,500
		Total Investments in Securities (Cost $1,422,426,463)*	102.7%	$1,422,426,463
		Other Assets and Liabilities - Net	(2.7)	(38,048,486)
		Net Assets	100.0%	$1,384,377,977

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Certificates of Deposit	$—	$175,874,726	$—	$175,874,726
Commercial Paper	—	714,023,088	—	714,023,088
Corporate Bonds/Notes	—	154,368,731	—	154,368,731
U.S. Treasury Obligations	—	53,965,605	—	53,965,605
U.S. Government Agency Obligations	—	32,995,813	—	32,995,813
Repurchase Agreements	—	291,146,000	—	291,146,000
Warrants	52,500	—	—	52,500
Total Investments, at value	$52,500	$1,422,373,963	$—	$1,422,426,463

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 99.2%
		Consumer Discretionary: 24.5%
150,451	@	Amazon.com, Inc.	$27,100,739
3,050,647		Cie Financiere Richemont SA ADR	17,571,727
988,000		Li & Fung Ltd.	5,052,626
170,650		McDonald’s Corp.	12,984,759
274,123	L	Nike, Inc.	20,751,111
51,109	@, L	Priceline.com, Inc.	25,883,642
419,254	L	Starbucks Corp.	15,491,435
240,635	L	Tiffany & Co.	14,784,614
457,581		Time Warner, Inc.	16,335,642
413,594		TJX Cos., Inc.	20,568,030
123,148		Wynn Resorts Ltd.	15,670,583
314,911		Yum! Brands, Inc.	16,180,127
			208,375,035
		Consumer Staples: 2.4%
139,838	L	Estee Lauder Cos., Inc.	13,474,790
113,668		Mead Johnson Nutrition Co.	6,584,787
			20,059,577
		Energy: 7.9%
312,891		Anadarko Petroleum Corp.	25,632,031
48,813	@, L	Continental Resources, Inc.	3,488,665
92,375		EOG Resources, Inc.	10,947,361
442,825		Halliburton Co.	22,070,398
47,569		Occidental Petroleum Corp.	4,970,485
			67,108,940
		Financials: 13.2%
4,918,906	@	Citigroup, Inc.	21,741,565
141,347		Goldman Sachs Group, Inc.	22,399,259
301,972		PNC Financial Services Group, Inc.	19,021,216
1,076,065		US Bancorp.	28,440,398
641,411		Wells Fargo & Co.	20,332,729
			111,935,167
		Health Care: 0.7%
130,610	@	Agilent Technologies, Inc.	5,848,716
			5,848,716
		Industrials: 15.3%
96,750		Cummins, Inc.	10,605,735
312,518		Danaher Corp.	16,219,684
307,327		Eaton Corp.	17,038,209
294,204		General Dynamics Corp.	22,524,258
12,795,000	@	Hutchison Port Holdings Trust	12,667,050
104,190		Precision Castparts Corp.	15,334,684
100,333	L	Rockwell Automation, Inc.	9,496,518
265,658		Union Pacific Corp.	26,122,151
			130,008,289
		Information Technology: 18.8%
71,596	@, L	Acme Packet, Inc.	5,080,452
132,231	@	Apple, Inc.	46,075,892
253,033	@	Baidu.com ADR	34,870,478
512,518		Broadcom Corp.	20,182,959
74,708	@	F5 Networks, Inc.	7,662,800
1,033,572		Oracle Corp.	34,490,296
65,096	@, L	Salesforce.com, Inc.	8,695,524
54,820	@, L	Youku.com, Inc. ADR	2,604,498
			159,662,899
		Materials: 16.4%
87,342		BHP Billiton PLC ADR	6,952,423
989,815		Dow Chemical Co.	37,365,516
266,203		Freeport-McMoRan Copper & Gold, Inc.	14,787,577
381,646		Monsanto Co.	27,577,740
245,827		PPG Industries, Inc.	23,405,189
292,406		Praxair, Inc.	29,708,450
			139,796,895
		Total Common Stock
		(Cost $629,294,103)	842,795,518
PREFERRED STOCK: 0.4%
		Financials: 0.4%
131,480	P	Wells Fargo & Co.	3,691,958
		Total Preferred Stock
		(Cost $2,516,649)	3,691,958

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Financials (continued)
		Total Long-Term Investments
		(Cost $631,810,752)		$846,487,476
SHORT-TERM INVESTMENTS: 10.1%
		Mutual Funds: 0.6%
5,205,865		BlackRock Liquidity Funds, TempFund, Institutional Class		5,205,865
		Total Mutual Funds
		(Cost $5,205,865)		5,205,865
		Securities Lending Collateral(cc): 9.5%
78,438,160		BNY Mellon Overnight Government Fund (1)		78,438,160
2,402,610	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,922,088
		Total Securities Lending Collateral
		(Cost $80,840,770)		80,360,248
		Total Short-Term Investments
		(Cost $86,046,635)		85,566,113
		Total Investments in Securities
		(Cost $717,857,387)*	109.7%	$932,053,589
		Other Assets and Liabilities - Net	(9.7)	(82,763,384)
		Net Assets	100.0%	$849,290,205

@	Non-income producing security
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

R	Restricted security
L	Loaned security, a portion or all of the security is on loan at March 30, 2011.

*	Cost for federal income tax purposes is $724,135,623.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$217,338,773
	Gross Unrealized Depreciation	(9,420,807)
	Net Unrealized Appreciation	$207,917,966

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$842,795,518	$—	$—	$842,795,518
Preferred Stock	3,691,958	—	—	3,691,958
Short-Term Investments	83,644,025	—	1,922,088	85,566,113
Total Investments, at value	$930,131,501	$—	$1,922,088	$932,053,589

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$1,922,088	$—	$—	$—	$—	$—	$—	$—	$1,922,088
Total Investments, at value	$1,922,088	$—	$—	$—	$—	$—	$—	$—	$1,922,088

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 60.0%
		Consumer Discretionary: 5.4%
21,030		Advance Auto Parts, Inc.	$1,379,989
139,530		Comcast Corp. – Special Class A	3,239,887
39,580	@	General Motors Co.	1,228,167
66,960		Hasbro, Inc.	3,136,406
99,280		Johnson Controls, Inc.	4,127,070
77,650		Kohl’s Corp.	4,118,556
46,950		McDonald’s Corp.	3,572,426
17,354		Nike, Inc.	1,313,698
115,810		Omnicom Group	5,681,639
104,000	@	Pulte Homes, Inc.	769,600
33,998		Stanley Black & Decker, Inc.	2,604,247
144,640		Staples, Inc.	2,808,909
137,770		Target Corp.	6,889,878
124,010		Viacom - Class B	5,768,945
196,650		Walt Disney Co.	8,473,649
			55,113,066
		Consumer Staples: 7.4%
76,207		Altria Group, Inc.	1,983,668
80,290		Avon Products, Inc.	2,171,042
129,398		CVS Caremark Corp.	4,440,939
333,190		Diageo PLC	6,333,413
119,760		General Mills, Inc.	4,377,228
24,349		Groupe Danone	1,589,107
29,377		Heineken NV	1,604,169
20,288		JM Smucker Co.	1,448,360
43,543		Kellogg Co.	2,350,451
64,390		Kroger Co.	1,543,428
145,738		Nestle S.A.	8,345,707
114,350		PepsiCo, Inc.	7,365,284
266,660		Philip Morris International, Inc.	17,500,896
111,454		Procter & Gamble Co.	6,865,566
27,700		Reckitt Benckiser PLC	1,421,862
91,370		Reynolds American, Inc.	3,246,376
65,990		Walgreen Co.	2,648,839
			75,236,335
		Energy: 7.9%
28,600		Anadarko Petroleum Corp.	2,342,912
106,670		Apache Corp.	13,965,236
118,407		Chevron Corp.	12,720,464
41,060		EOG Resources, Inc.	4,866,021
222,584		ExxonMobil Corp.	18,725,992
81,850		Hess Corp.	6,974,439
28,850	@	Kinder Morgan, Inc./Delaware	855,114
35,150		Noble Energy, Inc.	3,397,248
59,080		Occidental Petroleum Corp.	6,173,269
28,090		QEP Resources, Inc.	1,138,769
17,890		Schlumberger Ltd.	1,668,421
44,100	@	Southwestern Energy Co.	1,894,977
29,920	@	Transocean Ltd.	2,332,264
98,162		Williams Cos., Inc.	3,060,691
			80,115,817
		Financials: 13.5%
78,540		ACE Ltd.	5,081,538
13,730		Allstate Corp.	436,339
99,980		AON Corp.	5,294,941
733,120		Bank of America Corp.	9,772,490
457,286		Bank of New York Mellon Corp.	13,659,133
8,941		Blackrock, Inc.	1,797,230
96,650		Charles Schwab Corp.	1,742,600
33,260		Chubb Corp.	2,039,171
16,672		Deutsche Boerse AG	1,262,148
20,525		Franklin Resources, Inc.	2,567,267
93,870		Goldman Sachs Group, Inc.	14,875,579
491,420		JPMorgan Chase & Co.	22,654,448
278,690		Metlife, Inc.	12,465,804
65,660		PNC Financial Services Group, Inc.	4,135,923
149,370		Prudential Financial, Inc.	9,198,205
144,520		State Street Corp.	6,494,729
34,620		SunTrust Bank	998,441
76,060	L	TCF Financial Corp.	1,206,312
137,800		Travelers Cos., Inc.	8,196,344
351,550		Wells Fargo & Co.	11,144,135

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
67,640	L	Zions Bancorp.	$1,559,778
			136,582,555
		Health Care: 6.5%
196,680		Abbott Laboratories	9,647,154
42,450		AmerisourceBergen Corp.	1,679,322
18,951		Bayer AG	1,464,203
63,250		Becton Dickinson & Co.	5,035,965
52,010	@	Covidien PLC	2,701,399
59,997		GlaxoSmithKline PLC	1,143,230
208,250		Johnson & Johnson	12,338,813
157,960		Medtronic, Inc.	6,215,726
35,660		Merck & Co., Inc.	1,177,137
566,298		Pfizer, Inc.	11,501,512
29,640		Quest Diagnostics	1,710,821
9,415		Roche Holding AG - Genusschein	1,344,136
107,310		St. Jude Medical, Inc.	5,500,711
71,080	@	Thermo Fisher Scientific, Inc.	3,948,494
11,240		WellPoint, Inc.	784,440
			66,193,063
		Industrials: 7.7%
88,690		3M Co.	8,292,515
21,620		Canadian National Railway Co.	1,627,337
16,600		CSX Corp.	1,304,760
192,360		Danaher Corp.	9,983,484
21,570		Dun & Bradstreet Corp.	1,730,777
90,100		Eaton Corp.	4,995,144
43,910		Fluor Corp.	3,234,411
114,460		Honeywell International, Inc.	6,834,407
9,727	@	Huntington Ingalls Industries, Inc.	403,657
214,050		Lockheed Martin Corp.	17,209,620
58,360		Northrop Grumman Corp.	3,659,756
11,820		Precision Castparts Corp.	1,739,668
30,630		United Parcel Service, Inc. - Class B	2,276,422
169,880		United Technologies Corp.	14,380,342
			77,672,300
		Information Technology: 5.2%
137,970		Accenture PLC	7,584,211
32,190	@	Check Point Software Technologies	1,643,300
241,420		Cisco Systems, Inc.	4,140,353
139,779		Hewlett-Packard Co.	5,726,746
192,522		Intel Corp.	3,883,169
60,740		International Business Machines Corp.	9,904,872
10,590		Mastercard, Inc.	2,665,715
42,820	L	Microchip Technology, Inc.	1,627,588
54,610		Microsoft Corp.	1,384,910
304,628		Oracle Corp.	10,165,436
30,560		Visa, Inc.	2,249,827
91,810		Western Union Co.	1,906,894
			52,883,021
		Materials: 2.2%
69,260		Air Products & Chemicals, Inc.	6,245,867
9,510		Airgas, Inc.	631,654
14,520		Celanese Corp.	644,252
14,950		Cliffs Natural Resources, Inc.	1,469,286
38,770		EI Du Pont de Nemours & Co.	2,131,187
90,640		PPG Industries, Inc.	8,629,834
34,110		Sherwin-Williams Co.	2,864,899
			22,616,979
		Telecommunication Services: 2.2%
430,376		AT&T, Inc.	13,169,506
41,978		CenturyTel, Inc.	1,744,186
2,751,783		Vodafone Group PLC	7,842,109
			22,755,801
		Utilities: 2.0%
56,460		American Electric Power Co., Inc.	1,984,004
32,560		Dominion Resources, Inc.	1,455,432
32,780		Entergy Corp.	2,203,144
28,576		NextEra Energy, Inc.	1,575,109
69,630	@	NRG Energy, Inc.	1,499,830
91,310		Pacific Gas & Electric Co.	4,034,076
126,710		PPL Corp.	3,205,763
127,570		Public Service Enterprise Group, Inc.	4,019,731
			19,977,089
		Total Common Stock
		(Cost $476,785,426)	609,146,026
PREFERRED STOCK: 0.2%
		Consumer Discretionary: 0.1%
31,600		General Motors Co.	1,523,120
			1,523,120

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Energy: 0.1%
9,190		Apache Corp.	$651,341
			651,341
		Utilities: 0.0%
9,570	P, L	PPL Corp.	506,253
			506,253
		Total Preferred Stock
		(Cost $2,537,280)	2,680,714

Principal Amount			Value
CORPORATE BONDS/NOTES: 9.7%
		Consumer Discretionary: 0.8%
$1,028,000		COX Communications, Inc., 4.625%, due 06/01/13	$1,091,729
1,080,000	L	DirecTV Holdings, LLC, 4.600%, due 02/15/21	1,054,923
1,329,000		Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	998,786
953,000		Home Depot, Inc., 5.950%, due 04/01/41	953,654
339,000		Limited Brands, Inc., 5.250%, due 11/01/14	354,255
819,000		News America Holdings, 8.500%, due 02/23/25	1,000,761
1,029,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,262,261
942,000		Wyndham Worldwide Corp., 6.000%, due 12/01/16	999,377
			7,715,746
		Consumer Staples: 0.6%
1,090,000		Anheuser-Busch InBev Worldwide, Inc., 8.000%, due 11/15/39	1,461,809
952,000		CVS Caremark Corp., 6.125%, due 08/15/16	1,073,536
965,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	1,054,703
1,119,000	#	SABMiller PLC, 5.500%, due 08/15/13	1,216,825
1,779,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,744,989
			6,551,862
		Energy: 0.9%
1,140,000		Anadarko Petroleum Corp., 6.450%, due 09/15/36	1,142,070
768,000		Enterprise Products Operating L.P., 6.500%, due 01/31/19	874,250
250,000		Hess Corp., 8.125%, due 02/15/19	314,314
659,000		Husky Energy, Inc., 5.900%, due 06/15/14	730,436
676,000		Husky Energy, Inc., 7.250%, due 12/15/19	801,577
15,000		Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	16,867
420,000		Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	490,003
233,000		Petrobras International Finance Co. - Pifco, 6.750%, due 01/27/41	241,203
1,403,000		Petro-Canada, 6.050%, due 05/15/18	1,581,359
646,000		Petroleos Mexicanos, 8.000%, due 05/03/19	779,076
825,285	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16	886,769
778,000		Spectra Energy Capital, LLC, 8.000%, due 10/01/19	947,468
			8,805,392
		Financials: 4.9%
1,710,000	#	ABN Amro Bank NV, 2.071%, due 01/30/14	1,712,332
750,000	#	Achmea Hypotheekbank NV, 3.200%, due 11/03/14	777,338
892,000		American Express Co., 5.500%, due 09/12/16	973,549
800,000		Asian Development Bank, 2.750%, due 05/21/14	829,789
521,000	#, L	Banco Bradesco S.A./Cayman Islands, 6.750%, due 09/29/19	549,655
617,000		Bank of America Corp., 5.490%, due 03/15/19	621,885
420,000		Bank of America Corp., 7.375%, due 05/15/14	474,650
590,000		Bank of America Corp., 7.625%, due 06/01/19	684,401
558,000	#	BNP Paribas, 7.195%, due 12/31/49	541,260
365,000		Boston Properties, Inc., 5.000%, due 06/01/15	391,971
261,000		BP Capital Markets PLC, 4.500%, due 10/01/20	259,501
1,060,000		BP Capital Markets PLC, 4.742%, due 03/11/21	1,064,064
1,125,000	#, L	BPCE S.A., 12.500%, due 08/29/49	1,264,944
1,268,000		Capital One Financial Corp., 6.150%, due 09/01/16	1,390,143
1,854,000		Chubb Corp., 6.375%, due 03/29/67	1,960,605
610,000	#	Commonwealth Bank of Australia, 5.000%, due 10/15/19	631,002
1,637,000		CommonWealth REIT, 6.250%, due 08/15/16	1,760,548
248,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 3.750%, due 11/04/20	232,835
1,230,000		Credit Suisse New York, 5.500%, due 05/01/14	1,349,172
320,000	#	Crown Castle Towers LLC, 4.883%, due 08/15/20	320,817
605,000	#	Crown Castle Towers LLC, 6.113%, due 01/15/20	656,860
760,000		General Electric Capital Corp., 4.625%, due 01/07/21	749,919
421,000		General Electric Capital Corp., 5.450%, due 01/15/13	450,391
1,113,000		Goldman Sachs Group, Inc., 5.625%, due 01/15/17	1,174,335
615,000		HCP, Inc., 5.375%, due 02/01/21	622,255
650,000		HSBC Bank USA NA, 4.875%, due 08/24/20	637,498
572,000		HSBC Holdings PLC, 5.100%, due 04/05/21	576,053
1,400,000	#	Irish Life & Permanent Group Holdings PLC, 3.600%, due 01/14/13	1,225,503
1,020,000		JPMorgan Chase & Co., 6.300%, due 04/23/19	1,130,827
128,000		JPMorgan Chase Bank NA, 7.000%, due 11/01/39	132,301
490,000		JPMorgan Chase Capital XXII, 6.450%, due 02/02/37	494,684
64,000		Kimco Realty Corp., 6.000%, due 11/30/12	68,280
1,400,000		Kreditanstalt fuer Wiederaufbau, 4.875%, due 06/17/19	1,550,219
930,000		Lloyds TSB Bank PLC, 4.875%, due 01/21/16	959,966

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Financials (continued)
$990,000		Merrill Lynch & Co., Inc., 6.150%, due 04/25/13	$1,066,966
280,000		MetLife, Inc., 4.750%, due 02/08/21	281,186
480,000	#	Metropolitan Life Global Funding I, 5.125%, due 04/10/13	512,482
470,000	#	Metropolitan Life Global Funding I, 5.125%, due 06/10/14	509,758
927,000		Morgan Stanley, 5.750%, due 10/18/16	993,695
1,320,000		Morgan Stanley, 6.625%, due 04/01/18	1,452,879
560,000	#	Nordea Bank AB, 4.875%, due 01/14/21	569,813
497,000	#, L	Nordea Bank AB, 5.424%, due 12/29/49	480,702
932,000		PNC Funding Corp., 5.625%, due 02/01/17	1,012,200
370,000		Prudential Financial, Inc., 6.625%, due 06/21/40	409,043
1,960,000	#	Royal Bank of Scotland PLC, 2.625%, due 05/11/12	2,003,880
1,010,000		Royal Bank of Scotland PLC, 6.125%, due 01/11/21	1,040,255
400,000	#	Santander US Debt SA Unipersonal, 3.781%, due 10/07/15	387,025
1,228,000		Simon Property Group LP, 5.875%, due 03/01/17	1,364,112
1,500,000	#	Svenska Handelsbanken AB, 4.875%, due 06/10/14	1,609,361
540,000		Toyota Motor Credit Corp., 3.200%, due 06/17/15	549,505
1,782,000		UBS Preferred Funding Trust V, 6.243%, due 05/29/49	1,777,545
1,280,000	#	Unicredit Luxembourg Finance S.A., 6.000%, due 10/31/17	1,234,508
687,000		Wachovia Corp., 5.250%, due 08/01/14	735,288
314,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 6.750%, due 09/02/19	360,879
2,157,000	#	Woori Bank, 6.125%, due 05/03/16	2,162,958
150,000	#	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	150,006
430,000	#	ZFS Finance USA Trust V, 6.500%, due 05/09/37	433,225
			49,316,823
		Health Care: 0.4%
980,000		CareFusion Corp., 6.375%, due 08/01/19	1,097,278
832,000		Hospira, Inc., 6.050%, due 03/30/17	923,187
460,000		Pfizer, Inc., 7.200%, due 03/15/39	571,329
1,510,000	#	Roche Holdings, Inc., 6.000%, due 03/01/19	1,714,277
			4,306,071
		Industrials: 0.5%
873,000	#	Atlas Copco AB, 5.600%, due 05/22/17	926,012
1,754,000	#	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	1,879,790
1,283,000		Kennametal, Inc., 7.200%, due 06/15/12	1,337,919
1,182,000		Tyco Electronics Group S.A., 6.550%, due 10/01/17	1,354,505
			5,498,226
		Information Technology: 0.1%
1,504,000		Western Union Co., 5.400%, due 11/17/11	1,548,451
			1,548,451
		Materials: 0.2%
900,000	L	ArcelorMittal, 5.250%, due 08/05/20	881,811
512,000		ArcelorMittal, 6.125%, due 06/01/18	543,124
252,000		Vale Overseas Ltd., 4.625%, due 09/15/20	247,059
198,000		Vale Overseas Ltd., 6.875%, due 11/10/39	212,631
			1,884,625
		Telecommunication Services: 0.5%
1,070,000		AT&T, Inc., 6.550%, due 02/15/39	1,118,836
1,230,000		Rogers Communications, Inc., 6.800%, due 08/15/18	1,440,041
653,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	689,951
1,854,000		Verizon New York, Inc., 6.875%, due 04/01/12	1,963,193
			5,212,021
		Utilities: 0.8%
1,933,761	L	Bruce Mansfield Unit, 6.850%, due 06/01/34	2,033,974
902,000	#	EDP Finance BV, 6.000%, due 02/02/18	856,932
858,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	940,861
377,000		Midamerican Funding, LLC, 6.927%, due 03/01/29	424,501
1,319,000		Oncor Electric Delivery Co., 7.000%, due 09/01/22	1,520,148
765,000		PSEG Power, LLC, 5.320%, due 09/15/16	825,354
991,000		PSEG Power, LLC, 6.950%, due 06/01/12	1,056,771
			7,658,541
		Total Corporate Bonds/Notes
		(Cost $93,300,508)	98,497,758
U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.6%
		Federal Home Loan Mortgage Corporation##: 4.2%
879,000		3.808%, due 08/25/20	860,992
264,180		3.882%, due 11/25/17	269,329
7,607,221		4.000%, due 04/01/24-01/01/41	7,569,558
7,945,824		4.500%, due 08/01/18-06/01/39	8,238,145
9,140,198		5.000%, due 03/01/18-07/01/39	9,606,801
1,064,000		5.085%, due 03/25/19	1,111,887
5,415,330		5.500%, due 01/01/19-02/01/37	5,840,832
6,089,046		6.000%, due 04/01/16-05/01/37	6,674,634
1,992,711		6.500%, due 05/01/34-02/01/38	2,253,286
			42,425,464
		Federal National Mortgage Association##: 6.5%
120,827		3.800%, due 02/01/18	123,074
143,648		4.010%, due 08/01/13	149,499
434,065		4.020%, due 08/01/13	452,920

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association## (continued)
$4,363,151		4.500%, due 04/01/18-04/01/41	$4,515,438
656,620		4.562%, due 05/01/14	695,838
358,633		4.630%, due 04/01/14	379,903
86,971		4.767%, due 04/01/13	90,558
708,463		4.791%, due 12/01/12	733,016
384,544		4.841%, due 08/01/14	409,379
28,765		4.845%, due 06/01/13	30,334
18,210		4.872%, due 02/01/14	19,211
362,280		4.880%, due 03/01/20	379,279
653,497		4.922%, due 04/01/15	703,494
248,000		4.940%, due 08/01/15	266,706
12,082,937		5.000%, due 11/01/17-03/01/41	12,757,698
8,266		5.190%, due 11/01/15	8,947
345,827		5.370%, due 02/01/13-05/01/18	370,241
16,136		5.450%, due 04/01/17	17,335
282,938		5.466%, due 11/01/15	306,335
22,256,329		5.500%, due 11/01/17-08/01/38	23,999,684
307,605		5.662%, due 02/01/16	332,515
194,819		5.724%, due 07/01/16	211,871
12,762,887		6.000%, due 02/01/17-07/01/37	14,019,950
4,232		6.272%, due 09/01/11	4,232
4,021,172		6.500%, due 06/01/31-07/01/37	4,545,212
200,917		7.500%, due 02/01/30-02/01/32	233,474
			65,756,143
		Government National Mortgage Association: 1.8%
2,886,096		4.000%, due 01/20/41	2,891,658
4,474,824		4.500%, due 07/20/33-06/15/40	4,633,183
5,336,610		5.000%, due 07/20/33-09/15/39	5,673,798
2,812,228		5.500%, due 11/15/32-12/15/33	3,066,057
2,356,336		6.000%, due 09/15/32-04/20/35	2,603,772
			18,868,468
		Other U.S. Agency Obligations: 0.1%
425,000		Financing Corp., 9.650%, due 11/02/18	605,999
			605,999
		Total U.S. Government Agency Obligations
		(Cost $121,059,691)	127,656,074
U.S. TREASURY OBLIGATIONS: 12.1%
		U.S. Treasury Notes: 11.3%
7,881,500		1.375%, due 02/15/12	7,957,549
12,065,000		1.375%, due 10/15/12-01/15/13	12,211,927
4,247,000		1.500%, due 12/31/13	4,287,814
6,642,000		1.875%, due 04/30/14	6,757,717
1,682,000		2.000%, due 11/30/13	1,721,292
13,496,000		2.125%, due 05/31/15	13,645,752
663,000		2.625%, due 02/29/16	676,571
7,423,000		2.750%, due 10/31/13	7,746,019
2,011,900		2.750%, due 02/15/19	1,966,161
4,105,000		3.125%, due 09/30/13	4,318,587
3,800,000		3.500%, due 05/31/13	4,018,204
13,602,000		3.750%, due 11/15/18	14,292,723
4,501,000		3.875%, due 02/15/13	4,768,949
11,134,500		4.500%, due 02/15/36-08/15/39	11,144,403
485,000		4.750%, due 08/15/17	543,731
5,949,000		5.000%, due 05/15/37	6,464,891
1,016,000		5.125%, due 06/30/11-05/15/16	1,152,860
4,272,000		5.250%, due 02/15/29	4,812,006
357,000		5.375%, due 02/15/31	408,319
1,500,000		6.000%, due 02/15/26	1,826,484
390,000		6.750%, due 08/15/26	509,803
390,000		8.000%, due 11/15/21	544,720
2,070,000		8.500%, due 02/15/20	2,922,420
57,000	L	9.875%, due 11/15/15	76,888
			114,775,790
		Treasury Inflation Indexed Protected Securities(ip): 0.8%
7,430,000		1.250%, due 07/15/20	7,758,968
			7,758,968
		Total U.S. Treasury Obligations
		(Cost $122,190,353)	122,534,758
ASSET-BACKED SECURITIES: 0.8%
		Home Equity Asset-Backed Securities: 0.1%
1,086,259	#	Bayview Financial Revolving Mortgage Loan Trust, 1.848%, due 12/28/40	489,251
775,386		GMAC Mortgage Corp. Loan Trust, 0.262%, due 10/25/36	481,823
1,204,000		Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	442,287
			1,413,361
		Other Asset-Backed Securities: 0.7%
1,134,757	#	Anthracite CDO I Ltd., 0.702%, due 05/24/17	1,108,544
843,300	#	Capital Trust Re CDO Ltd., 5.160%, due 06/25/35	851,227

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
		Other Asset-Backed Securities (continued)
$490,578		Small Business Administration, 4.770%, due 04/01/24		$518,356
688,735		Small Business Administration, 4.990%, due 09/01/24		731,075
2,388,762		Small Business Administration, 5.110%, due 08/01/25		2,546,778
790,688		Small Business Administration, 5.180%, due 05/01/24		840,487
152,414		Structured Asset Securities Corp., 4.670%, due 03/25/35		152,302
				6,748,769
		Total Asset-Backed Securities
		(Cost $9,481,291)		8,162,130
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.2%
2,000,000		Banc of America Commercial Mortgage, Inc., 5.742%, due 02/10/51		2,164,561
29,785	#	BlackRock Capital Finance LP, 7.750%, due 09/25/26		25,616
3,050,000		Citigroup Commercial Mortgage Trust, 5.698%, due 12/10/49		3,304,662
990,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, due 12/11/49		1,041,966
1,442,297		Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40		1,501,107
380,065		Crest G-Star, 0.781%, due 11/28/16		377,215
252,053	#	GG1C Funding Corp., 5.129%, due 01/15/14		258,524
122,000		Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39		121,566
1,180,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42		1,226,210
1,452,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37		1,488,921
1,660,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.221%, due 05/15/41		1,775,659
1,000,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.818%, due 06/15/49		1,072,488
1,037,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.863%, due 04/15/45		1,140,820
789,000		Merrill Lynch Mortgage Trust, 5.828%, due 06/12/50		380,500
1,442,297		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.745%, due 06/12/50		1,509,329
4,945,806	#, ^	Morgan Stanley Capital I, 0.598%, due 11/15/30		127,341
485,256		RAAC Series, 4.971%, due 09/25/34		489,433
1,118,722	#	Spirit Master Funding, LLC, 5.050%, due 07/20/23		972,717
483,579		W3A Funding Corp., 8.090%, due 01/02/17		484,799
2,400,000		Wachovia Bank Commercial Mortgage Trust, 5.900%, due 02/15/51		2,573,623
		Total Collateralized Mortgage Obligations
		(Cost $21,339,585)		22,037,057
MUNICIPAL BONDS: 0.1%
		New Jersey: 0.1%
900,000		New Jersey State Turnpike Authority, 7.414%, due 01/01/40		1,007,577
		Total Municipal Bonds
		(Cost $936,192)		1,007,577
OTHER BONDS: 0.2%
		Foreign Government Bonds: 0.2%
102,000		Peru Government International Bond, 7.350%, due 07/21/25		121,737
1,800,000	#, L	Russian Foreign Bond - Eurobond, 3.625%, due 04/29/15		1,829,250
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, due 05/05/14		642,062
		Total Other Bonds
		(Cost $2,504,843)		2,593,049
		Total Long-Term Investments
		(Cost $850,135,169)		994,315,143
SHORT-TERM INVESTMENTS: 3.0%
		Commercial Paper: 2.1%
20,361,000		Barclays US Funding LLC, 0.100%, due 04/01/11		20,360,943
904,000		JPMorgan Chase, 0.010%, due 04/01/11		904,000
		Total Commercial Paper
		(Cost $21,264,943)		21,264,943

Shares				Value
		Securities Lending Collateral(cc): 0.9%
6,931,819		BNY Mellon Overnight Government Fund (1)		$6,931,819
2,385,323	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,908,259
		Total Securities Lending Collateral
		(Cost $9,317,143)		8,840,078
		Total Short-Term Investments
		(Cost $30,582,086)		30,105,021
		Total Investments in Securities
		(Cost $880,717,255)*	100.9%	$1,024,420,164
		Other Assets and Liabilities - Net	(0.9)	(9,191,658)
		Net Assets	100.0%	$1,015,228,506

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

@	Non-income producing security
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

R	Restricted security
L	Loaned security, a portion or all of the security is on loan at March 31, 2011.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

*	Cost for federal income tax purposes is $906,142,772.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$153,972,280
	Gross Unrealized Depreciation	(35,694,888)
	Net Unrealized Appreciation	$118,277,392

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$609,146,026	$—	$—	$609,146,026
Preferred Stock	—	2,680,714	—	2,680,714
Corporate Bonds/Notes	—	98,497,758	—	98,497,758
U.S. Government Agency Obligations	—	127,656,074	—	127,656,074
U.S. Treasury Obligations	9,923,710	112,611,048	—	122,534,758
Asset-Backed Securities	—	5,713,108	2,449,022	8,162,130
Collateralized Mortgage Obligations	—	21,659,842	377,215	22,037,057
Municipal Bonds	—	1,007,577	—	1,007,577
Other Bonds	—	2,593,049	—	2,593,049
Short-Term Investments	6,931,819	21,264,943	1,908,259	30,105,021
Total Investments, at value	$626,001,555	$393,684,113	$4,734,496	$1,024,420,164

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Asset-Backed Securities	$2,453,862	$—	$(22,824)	$2,880	$—	$15,104	$—	$—	$2,449,022
Collateralized Mortgage Obligations	—	—	—	—	—	—	377,215	—	377,215
Short-Term Investments	1,908,259	—	—	—	—	—	—	—	1,908,259
Total Investments, at value	$4,362,121	$—	$(22,824)	$2,880	$—	$15,104	$377,215	$—	$4,734,496

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $15,104.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 97.3%
		Consumer Discretionary: 7.7%
670,170		Comcast Corp. – Special Class A	$15,561,347
19,300	@	DIRECTV	903,240
107,526		Time Warner Cable, Inc.	7,670,905
42,620		Viacom - Class B	1,982,682
596,890		Virgin Media, Inc.	16,587,573
			42,705,747
		Energy: 15.5%
1,015,666		El Paso Corp.	18,281,988
12,680		EOG Resources, Inc.	1,502,707
249,310		EQT Corp.	12,440,569
147,940	@	Kinder Morgan, Inc./Delaware	4,384,942
28,430		Occidental Petroleum Corp.	2,970,651
331,500		QEP Resources, Inc.	13,439,010
144,580		Southern Union Co.	4,137,880
246,820		Spectra Energy Corp.	6,708,568
555,771		Williams Cos., Inc.	17,328,940
92,490		Williams Partners L.P.	4,790,982
			85,986,237
		Industrials: 0.7%
4,153,000	@	Hutchison Port Holdings Trust	4,111,470
			4,111,470
		Telecommunication Services: 22.1%
48,260		America Movil SA de CV - Series L ADR	2,803,906
90,800	@	American Tower Corp.	4,705,256
1,401,370		Bezeq Israeli Telecommunication Corp., Ltd.	4,157,024
400,360		Cellcom Israel Ltd.	13,259,923
79,290		CenturyTel, Inc.	3,294,500
45,300	@	Crown Castle International Corp.	1,927,515
17,830		Deutsche Telekom AG	273,770
147,900		France Telecom S.A.	3,320,883
425,338		Koninklijke KPN NV	7,252,895
319,205		Mobile Telesystems Finance SA ADR	6,776,722
188,392		MTN Group Ltd.	3,799,802
230,210	@	NII Holdings, Inc.	9,592,851
262,130		Partner Communications ADR	4,983,091
541,421		Portugal Telecom SGPS S.A.	6,259,511
533,350		Qwest Communications International, Inc.	3,642,781
719,215	@	TDC A/S	5,822,371
12,214		Tele2 AB - B Shares	282,085
3,303,720		Telecom Italia S.p.A. RNC	4,437,909
165,095	@	Telenet Group Holding NV	7,737,890
185,080		Telenor ASA	3,046,085
125,000		Tim Participacoes SA ADR	5,456,250
318,700		Vivo Participacoes S.A. ADR	12,869,106
1,399,380		Vodafone Group PLC	3,987,993
4,269,500	@	XL Axiata Tbk PT	2,673,295
			122,363,414
		Utilities: 51.3%
1,009,090	@	AES Corp.	13,118,170
295,387		AES Tiete S.A.	4,481,509
83,820		AGL Resources, Inc.	3,339,389
81,300		Alliant Energy Corp.	3,165,009
275,750		American Electric Power Co., Inc.	9,689,855
153,360		American Water Works Co., Inc.	4,301,748
476,900	@	Calpine Corp.	7,568,403
445,940		CenterPoint Energy, Inc.	7,830,706
214,000		CEZ A/S	10,945,722
136,780	@	China Hydroelectric Corp. ADR	993,023
229,900		Cia de Saneamento de Minas Gerais-COPASA	3,858,304
90,500		Cia Paranaense de Energia	2,455,609
103,790		Cia Paranaense de Energia ADR	2,884,324
843,960		CMS Energy Corp.	16,575,370
280,750		Constellation Energy Group, Inc.	8,739,748
160,560		DPL, Inc.	4,400,950
1,264,710	@	E.CL SA	3,217,047
89,579		E.ON AG	2,724,006
164,630		Edison International	6,023,812
531,835	@	EDP Renovaveis S.A.	3,817,133
261,220		Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	5,783,911
328,793		Enagas	7,421,453
103,704	@	Enel Green Power SpA	287,765
2,784,780		Energias de Portugal S.A.	10,842,058

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Utilities (continued)
196,460		Enersis SA ADR		$4,090,297
64,330		Entergy Corp.		4,323,619
38,818		Evn AG		724,791
82,242,430	@	Federal Grid Co Unified Energy System JSC		1,179,747
182,762		Fortum OYJ		6,205,002
135,860	@	GenOn Energy, Inc.		517,627
1,356,683		International Power PLC		6,701,384
251,720		Light S.A.		4,357,093
1,100,916		National Grid PLC		10,473,235
254,180		NextEra Energy, Inc.		14,010,402
214,990		NiSource, Inc.		4,123,508
149,800		Northeast Utilities		5,183,080
281,524	@	NRG Energy, Inc.		6,064,027
185,270		NV Energy, Inc.		2,758,670
135,870		OGE Energy Corp.		6,869,587
5,401,889	@	OGK-4 OJSC		522,520
5,568,958	@	OGK-5 OJSC		524,852
236,180		Pacific Gas & Electric Co.		10,434,432
220,240		PPL Corp.		5,572,072
376,990		Public Service Enterprise Group, Inc.		11,878,955
266,410		Questar Corp.		4,648,855
161,156		Red Electrica de Espana		9,171,750
148,637		Scottish & Southern Energy PLC		3,007,283
66,610		Sempra Energy		3,563,635
1,843,328,678		Territorial Generating Co. 1		1,231,823
407,400		Tractebel Energia S.A.		6,864,652
25,280		UGI Corp.		831,712
6,640		Verbund AG		294,853
54,720		Wisconsin Energy Corp.		1,668,960
90,000		Xcel Energy, Inc.		2,150,100
				284,413,547
		Total Common Stock
		(Cost $430,951,952)		539,580,415
PREFERRED STOCK: 1.8%
		Utilities: 1.8%
40,020		Great Plains Energy, Inc.		2,583,291
65,190		NextEra Energy, Inc.		3,292,095
74,350	P	PPL Corp.		3,933,115
		Total Preferred Stock
		(Cost $9,656,435)		9,808,501

Principal Amount				Value
CORPORATE BONDS/NOTES: 0.9%
		Consumer Discretionary: 0.7%
$2,114,000		Virgin Media, Inc., 6.500%, due 11/15/16		$3,591,158
				3,591,158
		Utilities: 0.2%
1,275,000	#	GenOn Escrow Corp., 9.875%, due 10/15/20		1,338,750
				1,338,750
		Total Corporate Bonds/Notes
		(Cost $3,477,179)		4,929,908
		Total Long-Term Investments
		(Cost $444,085,566)		554,318,824
SHORT-TERM INVESTMENTS: 0.0%
		Commercial Paper: 0.0%
357,000		JPMorgan Chase, 0.010%, due 04/01/11		357,000
		Total Short-Term Investments
		(Cost $357,000)		357,000
		Total Investments in Securities
		(Cost $444,442,566)*	100.0%	$554,675,824
		Other Assets and Liabilities - Net	(0.0)	(259,710)
		Net Assets	100.0%	$554,416,114

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.

	*	Cost for federal income tax purposes is $453,443,397.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$116,535,775
		Gross Unrealized Depreciation		(15,303,348)
		Net Unrealized Appreciation		$101,232,427

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$42,705,747	$—	$—	$42,705,747
Energy	85,986,237	—	—	85,986,237
Industrials	4,111,470	—	—	4,111,470
Telecommunication Services	122,363,414	—	—	122,363,414
Utilities	283,233,800	1,179,747	—	284,413,547
Total Common Stock	538,400,668	1,179,747	—	539,580,415
Preferred Stock	2,583,291	7,225,210	—	9,808,501
Corporate Bonds/Notes	—	4,929,908	—	4,929,908
Short-Term Investments	—	357,000	—	357,000
Total Investments, at value	$540,983,959	$13,691,865	$—	$554,675,824
Other Financial Instruments+:
Forward foreign currency contracts	—	191,328	—	191,328
Total Assets	$540,983,959	$13,883,193	$—	$554,867,152

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(2,450,951)	$—	$(2,450,951)
Total Liabilities	$—	$(2,450,951)	$—	$(2,450,951)

+ Other Financial Instruments are derivatives not reflected in the  Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound
	GBP 55,766	BUY	4/12/11	$89,714	$89,448	$(266)
Barclays Bank PLC	British Pound
	GBP 86,524	BUY	4/12/11	140,144	138,784	(1,360)
Brown Brothers Harriman & Co.	EU Euro
	EUR 243,514	BUY	4/12/11	345,955	345,030	(925)
Citigroup, Inc.	EU Euro
	EUR 848,300	BUY	4/12/11	1,178,967	1,201,939	22,972
Deutsche Bank AG	EU Euro
	EUR 57,341	BUY	4/12/11	78,132	81,246	3,114
Deutsche Bank AG	EU Euro
	EUR 492,101	BUY	4/12/11	671,309	697,248	25,939
Deutsche Bank AG	British Pound
	GBP 1,193,000	BUY	4/12/11	1,941,655	1,913,564	(28,091)
Goldman Sachs & Co.	EU Euro
	EUR 163,870	BUY	4/12/11	230,809	232,184	1,375
Goldman Sachs & Co.	British Pound
	GBP 202,587	BUY	4/12/11	315,458	324,948	9,490
HSBC Bank USA	EU Euro
	EUR 435,557	BUY	4/12/11	600,857	617,133	16,276
HSBC Bank USA	EU Euro
	EUR 242,897	BUY	4/12/11	330,265	344,157	13,892
HSBC Bank USA	EU Euro
	EUR 72,422	BUY	4/12/11	98,979	102,613	3,634
HSBC Bank USA	British Pound
	GBP 119,704	BUY	4/12/11	186,802	192,005	5,203
HSBC Bank USA	British Pound
	GBP 249,949	BUY	4/12/11	396,611	400,916	4,305
JPMorgan Chase & Co.	EU Euro
	EUR 161,299	BUY	4/12/11	219,125	228,542	9,417
JPMorgan Chase & Co.	EU Euro
	EUR 99,319	BUY	4/12/11	135,910	140,723	4,813
JPMorgan Chase & Co.	EU Euro
	EUR 85,465	BUY	4/12/11	119,583	121,094	1,511
JPMorgan Chase & Co.	EU Euro
	EUR 219,330	BUY	4/12/11	307,257	310,764	3,507
JPMorgan Chase & Co.	EU Euro
	EUR 26,209	BUY	4/12/11	36,968	37,135	167
UBS Warburg LLC	British Pound
	GBP 809,938	BUY	4/12/11	1,251,185	1,299,136	47,951
						$142,924

Barclays Bank PLC	British Pound
	GBP 8,235,832	SELL	4/12/11	$12,748,491	$13,210,220	$(461,729)
Barclays Bank PLC	British Pound
	GBP 42,635	SELL	4/12/11	68,792	68,385	407

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound
	GBP 33,336	SELL	4/12/11	$54,209	$53,470	$739
Barclays Bank PLC	British Pound
	GBP 296,542	SELL	4/12/11	474,257	475,652	(1,395)
Barclays Bank PLC	British Pound
	GBP 94,204	SELL	4/12/11	154,285	151,103	3,182
Barclays Bank PLC	British Pound
	GBP 77,721	SELL	4/12/11	124,835	124,664	171
Barclays Bank PLC	EU Euro
	EUR 1,046,174	SELL	4/12/11	1,477,448	1,482,303	(4,855)
Credit Suisse First Boston	EU Euro
	EUR 205,436	SELL	4/12/11	267,201	291,078	(23,877)
Credit Suisse First Boston	EU Euro
	EUR 200,329	SELL	4/12/11	259,573	283,843	(24,270)
Credit Suisse First Boston	British Pound
	GBP 320,202	SELL	4/12/11	507,664	513,601	(5,937)
Credit Suisse First Boston	EU Euro
	EUR 34,842	SELL	4/12/11	47,121	49,367	(2,246)
Credit Suisse First Boston	EU Euro
	EUR 27,754	SELL	4/12/11	37,407	39,324	(1,917)
Credit Suisse First Boston	British Pound
	GBP 28,238	SELL	4/12/11	45,623	45,293	330
Credit Suisse First Boston	EU Euro
	EUR 76,131	SELL	4/12/11	105,597	107,868	(2,271)
Credit Suisse First Boston	British Pound
	GBP 55,178	SELL	4/12/11	88,713	88,505	208
Credit Suisse First Boston	EU Euro
	EUR 395,704	SELL	4/12/11	549,910	560,666	(10,756)
Deutsche Bank AG	British Pound
	GBP 8,235,832	SELL	4/12/11	12,745,856	13,210,220	(464,364)
Deutsche Bank AG	EU Euro
	EUR 3,615,938	SELL	4/12/11	4,670,598	5,123,351	(452,753)
Deutsche Bank AG	British Pound
	GBP 22,756	SELL	4/12/11	36,690	36,500	190
Deutsche Bank AG	British Pound
	GBP 147,906	SELL	4/12/11	240,477	237,240	3,237
Goldman Sachs & Co.	EU Euro
	EUR 105,025	SELL	4/12/11	144,042	148,808	(4,766)
Goldman Sachs & Co.	British Pound
	GBP 328,640	SELL	4/12/11	525,423	527,136	(1,713)
HSBC Bank USA	EU Euro
	EUR 124,128	SELL	4/12/11	162,918	175,874	(12,956)
HSBC Bank USA	British Pound
	GBP 382,410	SELL	4/12/11	618,430	613,382	5,048
HSBC Bank USA	EU Euro
	EUR 142,113	SELL	4/12/11	195,547	201,358	(5,811)
HSBC Bank USA	British Pound
	GBP 66,693	SELL	4/12/11	107,937	106,976	961
HSBC Bank USA	British Pound
	GBP 196,975	SELL	4/12/11	317,824	315,947	1,877
HSBC Bank USA	British Pound
	GBP 383,775	SELL	4/12/11	614,451	615,573	(1,122)
JPMorgan Chase & Co.	EU Euro
	EUR 158,490	SELL	4/12/11	216,910	224,562	(7,652)

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	British Pound
	GBP 49,977	SELL	4/12/11	$81,545	$80,163	$1,382
JPMorgan Chase & Co.	British Pound
	GBP 27,879	SELL	4/12/11	44,748	44,718	30
Morgan Stanley	EU Euro
	EUR 115,031	SELL	4/12/11	162,018	162,985	(967)
UBS Warburg LLC	EU Euro
	EUR 175,339	SELL	4/12/11	234,087	248,435	(14,348)
UBS Warburg LLC	EU Euro
	EUR 26,048,145	SELL	6/15/11	35,943,966	36,858,570	(914,604)
						$(2,402,547)

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
COMMON STOCK: 97.1%
		Cayman Islands: 2.0%
100,038		Herbalife Ltd.		$8,139,092
				8,139,092
		Finland: 2.4%
168,295		Kone OYJ		9,679,209
				9,679,209
		France: 2.1%
203,889		Legrand S.A.		8,481,263
				8,481,263
		Ireland: 4.9%
356,957		Accenture PLC		19,621,926
				19,621,926
		Italy: 1.7%
1,033,741		Davide Campari-Milano S.p.A.		6,992,087
				6,992,087
		Japan: 2.5%
403,100	L	Kao Corp.		10,058,193
				10,058,193
		Sweden: 4.9%
586,433		Swedish Match AB		19,469,468
				19,469,468
		Switzerland: 9.8%
538,280		Nestle S.A.		30,824,678
151,763		Novartis AG		8,218,117
				39,042,795
		United Kingdom: 29.7%
448,951		Admiral Group PLC		11,184,418
857,652		British American Tobacco PLC		34,390,004
286,992		Experian Group Ltd.		3,553,249
828,950		Imperial Tobacco Group PLC		25,578,529
483,481		Reckitt Benckiser PLC		24,817,446
633,163		Unilever PLC		19,289,250
				118,812,896
		United States: 37.1%
25,535		Brown-Forman Corp.		1,744,041
638,956		Dr Pepper Snapple Group, Inc.		23,743,605
350,495		Kellogg Co.		18,919,720
173,991		Mead Johnson Nutrition Co.		10,079,299
678,658		Microsoft Corp.		17,210,767
300,022	L	Moody’s Corp.		10,173,746
296,690		Philip Morris International, Inc.		19,471,765
284,494		Procter & Gamble Co.		17,524,830
233,766		Sara Lee Corp.		4,130,645
167,555	L	Scotts Miracle-Gro Co.		9,693,057
216,505		Visa, Inc.		15,939,098
				148,630,573
		Total Common Stock
		(Cost $328,469,876)		388,927,502
SHORT-TERM INVESTMENTS: 4.2%
		Securities Lending Collateral(cc): 4.2%
16,122,135		BNY Mellon Overnight Government Fund (1)		16,122,135
727,587	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		582,069
		Total Short-Term Investments
		(Cost $16,849,722)		16,704,204
		Total Investments in Securities
		(Cost $345,319,598)*	101.3%	$405,631,706
		Other Assets and Liabilities - Net	(1.3)	(5,261,586)
		Net Assets	100.0%	$400,370,120

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2011.

	*	Cost for federal income tax purposes is $346,008,592.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$61,889,639
		Gross Unrealized Depreciation		(2,266,525)
		Net Unrealized Appreciation		$59,623,114

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of March 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Staples	68.7%
Financials	5.3
Health Care	2.1
Industrials	5.4
Information Technology	13.2
Materials	2.4
Short-Term Investments	4.2
Other Assets and Liabilities - Net	(1.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$388,927,502	$—	$—	$388,927,502
Short-Term Investments	16,122,135	—	582,069	16,704,204
Total Investments, at value	$405,049,637	$—	$582,069	$405,631,706

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$582,069	$—	$—	$—	$—	$—	$—	$—	$582,069
Total Investments, at value	$582,069	$—	$—	$—	$—	$—	$—	$—	$582,069

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Allocation Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 1.4%
		Exchange-Traded Funds: 1.4%
8,203		iShares Barclays TIPS Bond Fund		$895,439
		Total Exchange-Traded Funds
		(Cost $873,378)		895,439
MUTUAL FUNDS: 97.4%
		Open-End Funds: 97.4%
232,038	@	Oppenheimer Capital Appreciation Fund/VA		9,757,186
553,020		Oppenheimer Commodity Strategy Total Return Fund		2,261,851
683,787	@	Oppenheimer Core Bond Fund/VA		5,087,372
57,312		Oppenheimer Developing Markets Fund		2,053,507
11,214		Oppenheimer Discovery Fund		767,580
10,404		Oppenheimer Gold & Special Minerals Fund		503,451
424,885	@	Oppenheimer High Income Fund/VA		866,765
477,629		Oppenheimer International Bond Fund		3,128,471
287,219		Oppenheimer International Growth Fund		8,283,397
26,766		Oppenheimer International Small Company Fund		615,892
380,413		Oppenheimer Limited-Term Government Fund		3,568,277
218,622	@	Oppenheimer Main Street Small Cap Fund®/VA		4,105,714
241,508		Oppenheimer Quest International Value Fund		4,103,228
36,655		Oppenheimer Real Estate Fund		740,432
636,768		Oppenheimer Value Fund		15,014,990
		Total Mutual Funds
		(Cost $50,630,319)		60,858,113
		Total Long-Term Investments
		(Cost $51,503,697)		61,753,552
SHORT-TERM INVESTMENTS: 1.3%
		Mutual Funds: 1.3%
816,113		Oppenheimer Institutional Money Market Fund		816,113
		Total Short-Term Investments
		(Cost $816,113)		816,113
		Total Investments in Securities
		(Cost $52,319,810)*	100.1%	$62,569,665
		Other Assets and Liabilities - Net	(0.1)	(45,755)
		Net Assets	100.0%	$62,523,910

	@	Non-income producing security

	*	Cost for federal income tax purposes is $53,668,724.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,902,708
		Gross Unrealized Depreciation		(1,767)
		Net Unrealized Appreciation		$8,900,941

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Allocation Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$895,439	$—	$—	$895,439
Affiliated Investment Companies	60,858,113	—	—	60,858,113
Short-Term Investments	816,113	—	—	816,113
Total Investments, at value	$62,569,665	$—	$—	$62,569,665

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 93.3%
		Consumer Discretionary: 15.2%
$2,325,000	#	Affinion Group, Inc., 7.875%, due 12/15/18	$2,197,125
300,000	S	Albertson’s, Inc., 6.570%, due 02/23/28	233,250
1,750,000	S	Albertson’s, Inc., 7.750%, due 06/15/26	1,465,625
1,500,000	#, S	Allison Transmission, Inc., 11.000%, due 11/01/15	1,635,000
2,350,000	S	AmeriGas Partners LP, 7.125%, due 05/20/16	2,449,875
2,000,000	L	Caesars Entertainment Operating Co., Inc., 10.000%, due 12/15/18	1,835,000
2,250,000	S	Caesars Entertainment Operating Co., Inc., 11.250%, due 06/01/17	2,567,813
1,000,000	#, L	CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, due 01/15/16	1,037,500
4,250,000	S	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	4,674,688
2,000,000		Cooper-Standard Automotive, Inc., 8.500%, due 05/01/18	2,160,000
3,250,000	S	CSC Holdings, Inc., 7.625%, due 07/15/18	3,575,000
3,000,000	S	CSC Holdings, Inc., 7.875%, due 02/15/18	3,345,000
500,000	S	CSC Holdings, Inc., 8.500%, due 06/15/15	548,750
4,550,000	S	CSC Holdings, Inc., 8.625%, due 02/15/19	5,232,500
1,500,000	S	DISH DBS Corp., 6.625%, due 10/01/14	1,591,875
7,150,000	S	DISH DBS Corp., 7.125%, due 02/01/16	7,668,375
2,400,000	S	DISH DBS Corp., 7.875%, due 09/01/19	2,610,000
2,234,000	#, L	Dunkin Finance Corp., 9.625%, due 12/01/18	2,287,058
2,000,000	S	Easton-Bell Sports, Inc., 9.750%, due 12/01/16	2,260,000
2,000,000		Entravision Communications Corp., 8.750%, due 08/01/17	2,140,000
1,000,000	#	Exide Technologies, 8.625%, due 02/01/18	1,072,500
1,750,000	S	Goodyear Tire & Rubber Co., 8.250%, due 08/15/20	1,881,250
806,853		Harrah’s Operating Co., Inc., 3.300%, due 01/28/15	748,734
750,000	#, L	Hyva Global BV, 8.625%, due 03/24/16	772,828
500,000	#	Inergy L.P./Inergy Finance Corp., 6.875%, due 08/01/21	521,875
750,000	#, S	Inergy L.P./Inergy Finance Corp., 7.000%, due 10/01/18	783,750
750,000	#, S	inVentiv Health, Inc., 10.000%, due 08/15/18	781,875
1,250,000		Jarden Corp., 6.125%, due 11/15/22	1,228,125
1,000,000	S	Jarden Corp., 7.500%, due 01/15/20	1,055,000
1,000,000	S	Jarden Corp., 8.000%, due 05/01/16	1,098,750
750,000	#	Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, 7.500%, due 03/15/19	772,500
2,000,000	S	Lamar Media Corp., 7.875%, due 04/15/18	2,155,000
1,500,000	S	Las Vegas Sands Corp., 6.375%, due 02/15/15	1,535,625
550,000	S	Lear Corp., 7.875%, due 03/15/18	600,875
325,000	S	Limited Brands, Inc., 7.000%, due 05/01/20	345,719
1,000,000	S	LIN Television Corp., 6.500%, due 05/15/13	1,003,750
1,000,000	S	LIN Television Corp., 8.375%, due 04/15/18	1,092,500
850,000		Ltd. Brands, Inc., 6.625%, due 04/01/21	873,375
300,000	#, L	Marina District Finance Co., Inc., 9.500%, due 10/15/15	315,375
750,000	#, S, L	Marina District Finance Co., Inc., 9.875%, due 08/15/18	788,438
775,000	S	McClatchy Co., 11.500%, due 02/15/17	875,750
1,000,000		MGM Resorts International, 9.000%, due 03/15/20	1,101,250
2,000,000	#, L	MGM Resorts International, 10.000%, due 11/01/16	2,110,000
1,900,000	S	MGM Resorts International, 10.375%, due 05/15/14	2,185,000
1,775,000	S	MGM Resorts International, 11.125%, due 11/15/17	2,041,250
1,750,000	#, S, L	Michaels Stores, Inc., 7.750%, due 11/01/18	1,793,750
3,000,000	#, S	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, due 10/15/18	3,232,500
1,302,000	S	Nielsen Finance LLC/Nielsen Finance Co., 11.500%, due 05/01/16	1,539,615
1,275,000	S	NPC International, Inc., 9.500%, due 05/01/14	1,310,063
200,000	S	Oshkosh Corp., 8.250%, due 03/01/17	221,000
200,000	S	Oshkosh Corp., 8.500%, due 03/01/20	225,250
1,250,000	#	Petco Animal Supplies, Inc., 9.250%, due 12/01/18	1,343,750
1,500,000	S	Phillips-Van Heusen Corp., 7.375%, due 05/15/20	1,593,750
1,150,000	#	Prestige Brands, Inc., 8.250%, due 04/01/18	1,219,000
5,975,000	S	Quebecor Media, Inc., 7.750%, due 03/15/16	6,228,938
700,000	#, S	QVC, Inc., 7.125%, due 04/15/17	738,500
1,500,000	#, S	QVC, Inc., 7.375%, due 10/15/20	1,571,250
1,500,000	#, S	QVC, Inc., 7.500%, due 10/01/19	1,582,500
2,000,000	S	Regal Entertainment Group, 9.125%, due 08/15/18	2,150,000
1,250,000	#	Rent-A-Center, Inc., 6.625%, due 11/15/20	1,237,500
1,500,000	#, S	Roadhouse Financing, Inc., 10.750%, due 10/15/17	1,616,250
1,000,000	S	Sally Holdings, LLC, 9.250%, due 11/15/14	1,053,750
500,000	S	Sally Holdings, LLC, 10.500%, due 11/15/16	546,250
750,000	#, S	Scientific Games Corp., 8.125%, due 09/15/18	795,000
675,000	#	Seneca Gaming Corp., 8.250%, due 12/01/18	698,625
1,000,000		Sterigenics International Bride, 4.000%, due 07/22/11	992,991
300,000	S	Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, due 03/15/20	322,500
750,000		Tenneco, Inc., 7.750%, due 08/15/18	804,375
550,000	S	Tenneco, Inc., 8.125%, due 11/15/15	591,250
1,750,000	S	Travelport LLC, 9.875%, due 09/01/14	1,712,813
1,650,000	S, L	Travelport, LLC, 11.875%, due 09/01/16	1,546,875
50,000	#, S	TRW Automotive, Inc., 7.000%, due 03/15/14	54,750

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Consumer Discretionary (continued)
$4,780,000	#, S	TRW Automotive, Inc., 7.250%, due 03/15/17	$5,281,900
750,000	#	Uncle Acquisition 2010 Corp., 8.625%, due 02/15/19	791,250
1,150,000	S	Universal City Development Partners Ltd. / UCDP Finance, Inc., 8.875%, due 11/15/15	1,257,813
2,000,000	#, S	Univision Communications, Inc., 7.875%, due 11/01/20	2,125,000
2,000,000		Visant Corp., 10.000%, due 10/01/17	2,170,000
1,500,000	S	WMG Acquisition Corp., 9.500%, due 06/15/16	1,593,750
1,200,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, due 08/15/20	1,278,000
			130,476,036
		Consumer Staples: 4.0%
1,500,000	S	Alliance One International, Inc., 10.000%, due 07/15/16	1,528,125
1,100,000	S	American Stores Co., 8.000%, due 06/01/26	1,001,000
750,000		American Tire Distributors, Inc., 9.750%, due 06/01/17	828,750
1,200,000	S	Aramark Services, Inc., 8.500%, due 02/01/15	1,257,000
2,000,000	#	Blue Merger Sub, Inc., 7.625%, due 02/15/19	2,037,500
1,500,000	#	Bumble Bee Acquisition Corp., 9.000%, due 12/15/17	1,567,500
2,000,000	&, S	Catalent Pharma Solutions, Inc., 9.500%, due 04/15/15	2,062,500
2,000,000	S	Central Garden and Pet Co., 8.250%, due 03/01/18	2,105,000
1,000,000	S	Constellation Brands, Inc., 7.250%, due 05/15/17	1,090,000
1,000,000	S	Cott Beverages, Inc., 8.125%, due 09/01/18	1,072,500
750,000	#	Darling International, Inc., 8.500%, due 12/15/18	819,375
1,750,000	S	Diversey, Inc., 8.250%, due 11/15/19	1,885,625
1,500,000	#	Hertz Corp., 6.750%, due 04/15/19	1,494,375
1,500,000	#	Hertz Corp., 7.375%, due 01/15/21	1,541,250
1,050,000	#, S	Live Nation Entertainment, Inc., 8.125%, due 05/15/18	1,084,125
2,500,000	#, S	Michael Foods, Inc., 9.750%, due 07/15/18	2,743,750
2,000,000	#, S	NBTY, Inc., 9.000%, due 10/01/18	2,180,000
1,500,000	#, L	Pilgrim’s Pride Corp., 7.875%, due 12/15/18	1,462,500
750,000	#	Simmons Foods, Inc., 10.500%, due 11/01/17	811,875
2,000,000	S	Smithfield Foods, Inc., 7.750%, due 07/01/17	2,160,000
2,500,000	#, S	Spectrum Brands Holdings, Inc., 9.500%, due 06/15/18	2,768,750
1,000,000	S	TreeHouse Foods, Inc., 7.750%, due 03/01/18	1,080,000
			34,581,500
		Energy: 9.7%
4,000,000		Alpha Natural Resources, Inc., 4.000%, due 01/28/12	3,967,537
500,000	S	Anadarko Petroleum Corp., 6.200%, due 03/15/40	484,636
1,500,000	S	Anadarko Petroleum Corp., 6.450%, due 09/15/36	1,502,724
500,000	S	Arch Coal, Inc., 7.250%, due 10/01/20	538,750
1,125,000		Berry Petroleum Co., 6.750%, due 11/01/20	1,162,969
2,250,000		Chesapeake Energy Corp., 2.250%, due 12/15/38	2,078,438
500,000		Chesapeake Energy Corp., 6.625%, due 08/15/20	535,000
1,425,000	S	Chesapeake Energy Corp., 7.250%, due 12/15/18	1,599,563
4,275,000	S	Chesapeake Energy Corp., 9.500%, due 02/15/15	5,322,375
344,000	S	Cie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	355,180
710,000	S	Cie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	749,938
100,000	S	Cie Generale de Geophysique-Veritas, 9.500%, due 05/15/16	112,000
276,000	#, S	Coffeyville Resources LLC / Coffeyville Finance, Inc., 9.000%, due 04/01/15	301,530
1,000,000	S	Colorado Interstate Gas Co., 6.850%, due 06/15/37	1,086,076
3,000,000		Consol Energy, Inc., 8.000%, due 04/01/17	3,300,000
1,750,000		Consol Energy, Inc., 8.250%, due 04/01/20	1,949,063
275,000		Continental Resources, Inc., 7.375%, due 10/01/20	297,000
50,000	S	Continental Resources, Inc., 8.250%, due 10/01/19	55,563
1,500,000		Continental Resources, Inc./OK, 7.125%, due 04/01/21	1,601,250
1,500,000	S	Denbury Resources, Inc., 8.250%, due 02/15/20	1,683,750
1,000,000	S	Denbury Resources, Inc., 9.750%, due 03/01/16	1,132,500
150,000	S	El Paso Corp., 8.050%, due 10/15/30	171,413
500,000	S	El Paso Natural Gas Co., 5.950%, due 04/15/17	552,825
625,000	S	El Paso Pipeline Partners Operating Co. LLC, 6.500%, due 04/01/20	690,396
1,850,000	S	Energy Transfer Equity L.P., 7.500%, due 10/15/20	2,021,125
4,500,000	S	Enterprise Products Operating L.P., 8.375%, due 08/01/66	4,865,234
2,000,000	#	Expro Finance Luxembourg SCA, 8.500%, due 12/15/16	1,990,000
750,000	S	Forest Oil Corp., 7.250%, due 06/15/19	787,500
1,500,000	S	Forest Oil Corp., 8.500%, due 02/15/14	1,680,000
1,000,000	#, S	Harvest Operations Corp., 6.875%, due 10/01/17	1,042,500
5,000,000	S	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	5,268,750
500,000	#, S	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, due 02/01/21	536,250
2,050,000	#, S	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	2,285,750
600,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.750%, due 11/01/20	618,000
1,050,000	S	Newfield Exploration Co., 6.875%, due 02/01/20	1,113,000
2,250,000	S	Newfield Exploration Co., 7.125%, due 05/15/18	2,430,000
2,000,000	#, S	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, due 02/15/17	1,990,000
1,000,000	S	OPTI Canada, Inc., 8.250%, due 12/15/14	538,750
500,000	S	Peabody Energy Corp., 6.500%, due 09/15/20	538,750
2,500,000		Petrohawk Energy Corp., 7.250%, due 08/15/18	2,587,500
1,000,000	#	PetroHawk Energy Corp., 7.250%, due 08/15/18	1,035,000
1,500,000	S	PetroHawk Energy Corp., 10.500%, due 08/01/14	1,730,625
750,000		Plains Exploration & Production Co., 6.625%, due 05/01/21	750,938
1,000,000	S	Plains Exploration & Production Co., 7.000%, due 03/15/17	1,037,500
1,750,000	S	Plains Exploration & Production Co., 7.625%, due 04/01/20	1,881,250
50,000	S	Plains Exploration & Production Co., 7.750%, due 06/15/15	52,438

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
			Energy (continued)
$750,000		#	Precision Drilling Corp., 6.625%, due 11/15/20	$774,375
1,000,000		S	Quicksilver Resources, Inc., 11.750%, due 01/01/16	1,170,000
1,000,000		S	Range Resources Corp., 6.750%, due 08/01/20	1,070,000
1,475,000			Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, due 12/01/18	1,578,250
1,000,000		S	Roseton/Danskammer, 7.670%, due 11/08/16	945,000
2,200,000		#	SandRidge Energy, Inc., 7.500%, due 03/15/21	2,285,250
5,260,000		±	SemGroup Corp. Escrow	—
4,000,000		S	Sonat, Inc., 7.000%, due 02/01/18	4,439,808
1,250,000		#, S	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 7.875%, due 10/15/18	1,325,000
500,000			Thermon Industries, Inc., 9.500%, due 05/01/17	542,500
600,000		S	Whiting Petroleum Corp., 6.500%, due 10/01/18	624,000
				82,765,519
			Financials: 20.6%
3,392,864		S	AES Ironwood, LLC, 8.857%, due 11/30/25	3,384,382
733,655		S	AES Red Oak, LLC, 8.540%, due 11/30/19	748,328
500,000		S	AES Red Oak, LLC, 9.200%, due 11/30/29	505,000
2,000,000		S	Ally Financial, Inc., 6.625%, due 05/15/12	2,087,500
2,500,000		S	Ally Financial, Inc., 7.500%, due 12/31/13	2,715,625
1,500,000		#, S	Ally Financial, Inc., 7.500%, due 09/15/20	1,606,875
3,000,000		S	Ally Financial, Inc., 8.000%, due 11/01/31	3,340,065
2,500,000			Ally Financial, Inc., 8.300%, due 02/12/15	2,746,875
1,000,000		L	American General Finance Corp., 4.875%, due 07/15/12	987,500
325,000		S	American International Group, Inc., 0.413%, due 10/18/11	323,610
575,000		S	American International Group, Inc., 5.450%, due 05/18/17	591,789
3,425,000		S	American International Group, Inc., 5.850%, due 01/16/18	3,577,573
4,000,000		S	American International Group, Inc., 8.175%, due 05/15/58	4,335,000
3,000,000		S	American International Group, Inc., 8.250%, due 08/15/18	3,518,556
GBP	1,000,000	L	American International Group, Inc., 8.625%, due 05/22/38	1,680,409
$500,000		S	BAC Capital Trust VI, 5.625%, due 03/08/35	437,576
2,750,000			BAC Capital Trust VII, 5.250%, due 08/10/35	3,419,104
200,000		S	Bank of America Corp., 8.125%, due 12/29/49	215,324
450,000		#, S	Barclays Bank PLC, 7.434%, due 09/29/49	452,250
GBP	2,000,000		Barclays Bank PLC, 14.000%, due 11/29/49	4,203,029
$1,250,000		#, S, L	Brickman Group Holdings, Inc., 9.125%, due 11/01/18	1,343,750
1,125,000		S	Capital One Capital VI, 8.875%, due 05/15/40	1,193,906
1,000,000		#, S	Celanese US Holdings LLC, 6.625%, due 10/15/18	1,032,500
994,703			CIT Group, Inc., 6.250%, due 08/11/15	1,009,710
595,977		L	CIT Group, Inc., 7.000%, due 05/01/13	608,641
1,297,632		S	CIT Group, Inc., 7.000%, due 05/01/14	1,325,207
6,249,632		S	CIT Group, Inc., 7.000%, due 05/01/15	6,319,940
5,000,387		S	CIT Group, Inc., 7.000%, due 05/01/16	5,019,138
2,611,142		S	CIT Group, Inc., 7.000%, due 05/01/17	2,620,934
925,000		S	Citigroup Capital XXI, 8.300%, due 12/21/57	966,625
EUR	1,750,000	#	Conti-Gummi Finance B.V., 7.125%, due 10/15/18	2,595,413
EUR	500,000	#, S	Conti-Gummi Finance B.V., 7.500%, due 09/15/17	746,684
EUR	375,000	#	Conti-Gummi Finance B.V., 8.500%, due 07/15/15	585,921
$1,150,000			Credit Agricole S.A., 9.750%, due 06/29/49	1,256,375
2,525,000		#, S	El Paso Performance-Linked Trust, 7.750%, due 07/15/11	2,573,649
1,196,000		#, S	Fibria Overseas Finance Ltd., 7.500%, due 05/04/20	1,303,640
1,000,000		S	Ford Motor Credit Co., LLC, 5.625%, due 09/15/15	1,048,205
2,000,000		S	Ford Motor Credit Co., LLC, 6.625%, due 08/15/17	2,137,276
4,475,000		S	Ford Motor Credit Co., LLC, 8.000%, due 06/01/14	4,980,505
9,325,000		S	Ford Motor Credit Co., LLC, 8.000%, due 12/15/16	10,597,853
1,000,000		S	Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	1,147,280
1,000,000		S	Ford Motor Credit Co., LLC, 8.700%, due 10/01/14	1,136,024
1,000,000		S	Ford Motor Credit Co., LLC, 9.875%, due 08/10/11	1,028,556
1,600,000		S	Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	2,015,541
1,375,000		#, S	Fresenius US Finance II, Inc., 9.000%, due 07/15/15	1,582,969
EUR	1,500,000		GMAC International Finance BV, 7.500%, due 04/21/15	2,250,680
$400,000			Grohe Holding GmbH, 5.140%, due 09/15/17	570,420
EUR	1,000,000		HBOS PLC, 1.878%, due 03/29/16	1,233,704
$2,500,000			Host Hotels & Resorts, Inc., 6.000%, due 11/01/20	2,468,750
1,000,000		S	International Lease Finance Corp., 5.875%, due 05/01/13	1,030,000
1,250,000		#, S	International Lease Finance Corp., 6.750%, due 09/01/16	1,343,750
2,250,000		#, S	International Lease Finance Corp., 7.125%, due 09/01/18	2,428,875
1,000,000			International Lease Finance Corp., 8.250%, due 12/15/20	1,097,500
1,000,000		#, S	International Lease Finance Corp., 8.875%, due 09/15/15	1,102,500
2,300,000		#, S	International Lease Finance Corp., 9.000%, due 03/15/17	2,593,250
EUR	800,000		Intesa Sanpaolo S.p.A., 8.047%, due 06/29/49	1,113,914
$1,000,000			Kabel BW Erste Beteiligungs GmbH, 7.500%, due 03/15/19	1,457,938
EUR	1,150,000		LBG Capital No.1 PLC, 6.439%, due 05/23/20	1,442,349
GBP	550,000		LBG Capital No.1 PLC, 7.869%, due 08/25/20	847,049
$3,350,000		L	LBG Capital No.1 PLC, 7.875%, due 11/01/20	3,284,675
500,000		#	LBG Capital No.1 PLC, 8.000%, due 12/29/49	482,500
3,050,000		#, S	LBI Escrow Corp., 8.000%, due 11/01/17	3,370,250
2,750,000		±	Lehman Brothers Holdings, Inc., 6.750%, due 12/28/17	2,200
1,550,000		±	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	1,240
499,200		#, ±	Lehman Brothers Holdings, Inc., 8.160%, due 05/30/09	63,976
1,100,000		S	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	1,102,852

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
			Financials (continued)
$750,000			Musketeer GmbH, 9.500%, due 03/15/21	$1,108,068
400,000		S	Nara Cable Funding, 8.875%, due 12/01/18	582,466
2,084,000		#	NSG Holdings, LLC, 7.750%, due 12/15/25	2,052,740
1,500,000		#, S	OXEA Finance, 9.500%, due 07/15/17	1,642,500
500,000		#	PHH Corp., 9.250%, due 03/01/16	546,250
2,250,000		#, S	Pinafore LLC/Pinafore, Inc., 9.000%, due 10/01/18	2,452,500
5,000,000			Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.250%, due 09/01/17	5,250,000
EUR	500,000		RBS Capital Trust A, 6.467%, due 12/29/49	567,232
$3,250,000		S	Regions Financial Corp., 7.750%, due 11/10/14	3,512,769
1,000,000		#, S	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	1,062,500
2,500,000		#, S	Reynolds Group Issuer, Inc., 7.125%, due 04/15/19	2,575,000
2,000,000		#, S	Reynolds Group Issuer, Inc., 9.000%, due 04/15/19	2,080,000
500,000		#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, due 02/15/21	506,250
EUR	1,000,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.000%, due 12/15/16	1,395,935
$1,000,000		#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.250%, due 02/15/21	995,000
3,700,000		#, S	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, due 05/15/18	3,764,750
1,750,000		#, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	1,572,813
3,100,000		S	Royal Bank of Scotland Group PLC, 7.640%, due 03/31/49	2,480,000
275,000		S	SLM Corp., 0.603%, due 01/27/14	260,998
EUR	500,000		SLM Corp., 1.343%, due 11/15/11	695,649
$200,000		S	SLM Corp., 5.050%, due 11/14/14	202,051
750,000		S	SLM Corp., 8.000%, due 03/25/20	818,824
2,075,000		S	SLM Corp., 8.450%, due 06/15/18	2,327,183
275,000		S	Smurfit Kappa Funding PLC, 7.750%, due 04/01/15	282,563
375,000		#, S	Societe Generale, 5.922%, due 12/31/49	354,821
700,000			Springleaf Finance Corp., 6.900%, due 12/15/17	643,125
1,500,000			Telenet Finance, 6.375%, due 11/15/20	2,091,246
GBP	200,000	#	Towergate Finance PLC, 8.500%, due 02/15/18	327,259
GBP	200,000	#	Towergate Finance PLC, 10.500%, due 02/15/19	330,467
$50,617			TXU Bank, 3.800%, due 10/10/14	42,517
970,000		S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	967,575
EUR	1,500,000		UPCB Finance Ltd., 7.625%, due 01/15/20	2,197,536
$75,000		S	Ventas Realty L.P./Ventas Capital Corp., 6.500%, due 06/01/16	77,722
1,100,000		S	Ventas Realty L.P./Ventas Capital Corp., 6.750%, due 04/01/17	1,167,679
2,070,660			Vodafone Bank, 6.875%, due 08/11/15	2,049,953
EUR	950,000	#	Ziggo Finance BV, 6.125%, due 11/15/17	1,349,700
				176,674,625
			Health Care: 10.0%
$1,800,000			Alere, Inc., 8.625%, due 10/01/18	1,914,750
450,000			American Renal Holdings Co., Inc., 8.375%, due 05/15/18	477,000
2,000,000		S	Bausch & Lomb, Inc., 9.875%, due 11/01/15	2,155,000
2,000,000		&, S	Biomet, Inc., 10.375%, due 10/15/17	2,207,500
8,000,000		S	Biomet, Inc., 11.625%, due 10/15/17	8,960,000
322,811			CHS/Community Health Systems, Inc., 3.810%, due 01/25/17	322,589
34,842			Community Health Systems, Inc., 2.511%, due 07/25/14	34,513
640,318			Community Health Systems, Inc., 2.520%, due 07/25/14	634,263
5,000,000		S	Community Health Systems, Inc., 8.875%, due 07/15/15	5,287,500
2,000,000			DaVita, Inc., 4.500%, due 09/28/16	2,011,778
1,025,000		S	DaVita, Inc., 6.375%, due 11/01/18	1,037,813
2,000,000		S	DaVita, Inc., 6.625%, due 11/01/20	2,035,000
2,300,000		S	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	2,328,750
1,250,000		#	Giant Funding Corp., 8.250%, due 02/01/18	1,289,063
1,500,000		#	HCA Holdings, Inc., 7.750%, due 05/15/21	1,571,250
2,650,000		S	HCA, Inc., 7.250%, due 09/15/20	2,848,750
500,000		S	HCA, Inc., 7.875%, due 02/15/20	546,250
3,500,000		S	HCA, Inc., 8.500%, due 04/15/19	3,902,500
14,195,000		S	HCA, Inc., 9.250%, due 11/15/16	15,348,325
2,366,000		&, S	HCA, Inc., 9.625%, due 11/15/16	2,555,280
2,000,000		#, S	LifePoint Hospitals, Inc., 6.625%, due 10/01/20	2,060,000
1,000,000		#, S	Multiplan, Inc., 9.875%, due 09/01/18	1,075,000
875,000		#, S	Mylan, Inc./PA, 7.625%, due 07/15/17	946,094
2,000,000		#, S	Mylan, Inc./PA, 7.875%, due 07/15/20	2,185,000
1,075,000		#, S	Patheon, Inc., 8.625%, due 04/15/17	1,105,906
1,500,000		&, #	Quintiles Transnational Corp., 9.500%, due 12/30/14	1,537,500
750,000		#	STHI Holding Corp., 8.000%, due 03/15/18	780,000
1,000,000			Tenet Healthcare Corp., 8.000%, due 08/01/20	1,047,500
2,020,000		S	Tenet Healthcare Corp., 10.000%, due 05/01/18	2,376,025
1,000,000		#, S	UHS Escrow Corp., 7.000%, due 10/01/18	1,037,500
500,000		#	Valeant Pharmaceuticals International, 6.500%, due 07/15/16	496,250
525,000		#, S	Valeant Pharmaceuticals International, 6.750%, due 10/01/17	519,750
2,150,000		#	Valeant Pharmaceuticals International, 6.875%, due 12/01/18	2,117,750
2,500,000		#, S	Valeant Pharmaceuticals International, 7.000%, due 10/01/20	2,437,500
500,000		#	Valeant Pharmaceuticals International, 7.250%, due 07/15/22	486,250
1,500,000		S	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	1,543,125
2,000,000		#, S	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	2,052,500
4,000,000		#, S	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.750%, due 09/15/18	4,210,000
				85,481,524
			Industrials: 6.3%
1,000,000		#	Aguila 3 SA, 7.875%, due 01/31/18	1,025,000

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
			Industrials (continued)
$100,000		S	American Airlines Pass-Through Trust, 7.858%, due 10/01/11	$103,370
1,500,000		#, S	AMGH Merger Sub, Inc., 9.250%, due 11/01/18	1,618,125
500,000		#, S	Amsted Industries, Inc., 8.125%, due 03/15/18	535,625
2,000,000		S	ArvinMeritor, Inc., 8.125%, due 09/15/15	2,090,000
1,628,000		S	ArvinMeritor, Inc., 8.750%, due 03/01/12	1,717,540
2,000,000		#, S	Aviation Capital, 7.125%, due 10/15/20	2,089,868
1,500,000		S	BE Aerospace, Inc., 6.875%, due 10/01/20	1,560,000
EUR	1,400,000	#	Bombardier, Inc., 6.125%, due 05/15/21	1,909,668
$1,400,000		#, S	Bombardier, Inc., 7.500%, due 03/15/18	1,519,000
1,125,000		#, S	Building Materials Corp. of America, 6.875%, due 08/15/18	1,155,938
1,000,000		#, S	Building Materials Corp. of America, 7.000%, due 02/15/20	1,042,500
375,000		#, S	Building Materials Corp. of America, 7.500%, due 03/15/20	391,875
1,600,000		#, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	1,248,000
1,500,000		#, S	Case New Holland, Inc., 7.875%, due 12/01/17	1,674,375
700,000		S	Chart Industries, Inc., 9.125%, due 10/15/15	735,000
371,297			Continental Airlines, Inc., 6.920%, due 04/02/13	367,730
292,140		S	Continental Airlines, Inc., 7.373%, due 12/15/15	292,870
1,000,000		S	Corrections Corp. of America, 7.750%, due 06/01/17	1,091,250
700,000			Covanta Holding Corp., 7.250%, due 12/01/20	736,660
2,000,000			Esterline Technologies Corp., 7.000%, due 08/01/20	2,102,500
750,000		#	Florida East Coast Railway Corp., 8.125%, due 02/01/17	786,563
500,000		#	Great Lakes Dredge & Dock Corp., 7.375%, due 02/01/19	508,750
500,000		#	Griffon Corp., 7.125%, due 04/01/18	511,250
850,000		#	Huntington Ingalls Industries, Inc., 6.875%, due 03/15/18	891,438
375,000			Interline Brands, Inc., 7.000%, due 11/15/18	386,250
750,000		S	Legrand, 8.500%, due 02/15/25	890,998
2,050,000		S	Manitowoc Co., Inc., 8.500%, due 11/01/20	2,208,875
725,000			Mueller Water Products, Inc., 8.750%, due 09/01/20	810,188
500,000		#	Polymer Group, Inc., 7.750%, due 02/01/19	518,125
1,000,000		#	Polypore International, Inc., 7.500%, due 11/15/17	1,055,000
5,000,000		S	RBS Global, Inc. and Rexnord Corp., 8.500%, due 05/01/18	5,425,000
750,000		L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	808,125
2,953,000		S	Sensata Technologies BV, 8.000%, due 05/01/14	3,115,415
1,000,000		#, S	SPX Corp., 6.875%, due 09/01/17	1,080,000
3,500,000		#	TransDigm, Inc., 7.750%, due 12/15/18	3,775,625
94,431		S	UAL 2009-1 Pass-Through Trust, 10.400%, due 11/01/16	108,123
2,214,844		S	United Airlines, Inc., 9.750%, due 01/15/17	2,524,922
2,500,000			United Rentals North America, Inc., 8.375%, due 09/15/20	2,625,000
1,050,000		#	USG Corp., 8.375%, due 10/15/18	1,102,500
				54,139,041
			Information Technology: 3.6%
2,000,000			Advanced Micro Devices, Inc., 7.750%, due 08/01/20	2,065,000
2,000,000		#	Avaya, Inc., 7.000%, due 04/01/19	1,960,000
250,000		S	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	265,938
1,250,000		S	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	1,356,250
1,500,000		#	CommScope, Inc., 8.250%, due 01/15/19	1,575,000
1,250,000			Fidelity National Information Services, Inc., 7.625%, due 07/15/17	1,360,938
1,877,671			First Data Corp., 3.010%, due 09/24/14	1,800,869
1,500,000		#, L	First Data Corp., 8.250%, due 01/15/21	1,503,750
76,000			First Data Corp., 9.875%, due 09/24/15	78,280
337,000		#	First Data Corp., 12.625%, due 01/15/21	367,330
2,000,000		#, S	Insight.com, 9.375%, due 07/15/18	2,230,000
1,750,000		#, S	Interactive Data Corp., 10.250%, due 08/01/18	1,973,125
324,039			Local Insight Regatta Holdings, Inc., 6.250%, due 04/23/15	107,473
775,000		S	Mantech International Corp., 7.250%, due 04/15/18	817,625
1,250,000		L	NXP BV/NXP Funding, LLC, 3.053%, due 10/15/13	1,243,750
250,000			NXP BV/NXP Funding, LLC, 7.875%, due 10/15/14	260,313
EUR	1,000,000	L	NXP BV/NXP Funding, LLC, 8.625%, due 10/15/15	1,495,139
$2,000,000		#, S	Seagate HDD Cayman, 6.875%, due 05/01/20	2,005,000
1,800,000		#	SunGard Data Systems, Inc., 7.375%, due 11/15/18	1,849,500
1,500,000		#	SunGard Data Systems, Inc., 7.625%, due 11/15/20	1,548,750
500,000		S	SunGard Data Systems, Inc., 10.625%, due 05/15/15	550,625
EUR	1,000,000		UPC Holding BV, 8.000%, due 11/01/16	1,484,581
EUR	2,250,000		UPC Holding BV, 8.375%, due 08/15/20	3,276,374
				31,175,610
			Materials: 9.0%
$2,000,000		#	Aleris International, Inc., 7.625%, due 02/15/18	2,015,000
1,250,000		S	Ardagh Packaging Finance PLC, 7.375%, due 10/15/17	1,817,993
300,000			Ardagh Packaging Finance PLC, 9.250%, due 10/15/20	445,884
2,000,000		#, S	Associated Materials LLC, 9.125%, due 11/01/17	2,145,000
625,000		S	Ball Corp., 6.750%, due 09/15/20	656,250
1,000,000		S	Berry Plastics Corp., 5.053%, due 02/15/15	996,250
2,000,000		#	Berry Plastics Corp., 9.750%, due 01/15/21	1,990,000
750,000		S	CF Industries, Inc., 6.875%, due 05/01/18	843,750
2,000,000		S	CF Industries, Inc., 7.125%, due 05/01/20	2,275,000
1,000,000		#, S	Chemtura Corp., 7.875%, due 09/01/18	1,060,000
EUR	225,000	#, S	Crown European Holdings S.A., 7.125%, due 08/15/18	332,420
$700,000		#	FMG Resources August 2006 Pty Ltd., 7.000%, due 11/01/15	729,750
1,250,000		#, S	Georgia-Pacific Corp., 7.125%, due 01/15/17	1,332,813

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

	Principal Amount			Value
			Materials (continued)
	$3,615,000	S	Georgia-Pacific Corp., 7.375%, due 12/01/25	$3,831,900
	10,605,000	S	Georgia-Pacific Corp., 8.000%, due 01/15/24	12,169,238
	550,000	#, S	Georgia-Pacific Corp., 8.250%, due 05/01/16	622,875
	498,750		Goodman Global, Inc., 5.750%, due 10/28/16	502,450
	750,000		Graham Packaging Co. L.P. / GPC Capital Corp. I, 8.250%, due 10/01/18	808,125
	2,500,000	S	Graphic Packaging International Corp., 7.875%, due 10/01/18	2,690,625
	2,500,000	S	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, due 02/01/18	2,656,250
	1,250,000	#	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, due 11/15/20	1,299,219
	1,250,000	#, S	Huntsman International, LLC, 8.625%, due 03/15/21	1,368,750
	1,000,000	#, S	Ineos Finance PLC, 9.000%, due 05/15/15	1,096,250
	500,000	S	Ineos Finance PLC, 9.250%, due 05/15/15	767,056
	2,375,000	#, S	Ineos Group Holdings PLC, 8.500%, due 02/15/16	2,407,656
	4,125,000	S	Lyondell Chemical Co., 11.000%, due 05/01/18	4,650,938
	700,000	#	Momentive Performance Materials, Inc., 9.000%, due 01/15/21	725,375
	1,250,000	#	Nalco Co., 6.625%, due 01/15/19	1,292,188
	3,250,000	#	Novelis, Inc., 8.375%, due 12/15/17	3,534,375
	3,000,000	#	Novelis, Inc., 8.750%, due 12/15/20	3,315,000
EUR	1,000,000		OXEA Finance & Cy SCA, 9.625%, due 07/15/17	1,555,370
	$750,000	#	Packaging Dynamics Corp., 8.750%, due 02/01/16	770,625
EUR	1,000,000		Pregis Corp., 5.998%, due 04/15/13	1,371,135
	$900,000	#	Rain CII Carbon LLC and CII Carbon Corp., 8.000%, due 12/01/18	967,500
EUR	36,811		Rhodia S.A., 3.748%, due 10/15/13	52,169
	$1,950,000	#, S	Rhodia S.A., 6.875%, due 09/15/20	1,996,313
	1,875,000	S	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	1,928,906
	750,000	#	Roofing Supply Group LLC / Roofing Supply Finance, Inc., 8.625%, due 12/01/17	793,125
	250,000	S	Scotts Miracle-Gro Co., 7.250%, due 01/15/18	266,875
	500,000	S	Smurfit Capital Funding PLC, 7.500%, due 11/20/25	480,000
	250,000		Steel Dynamics, Inc., 7.625%, due 03/15/20	269,375
	200,000	S	Steel Dynamics, Inc., 7.750%, due 04/15/16	214,000
	359,000		Teck Resources Ltd., 10.250%, due 05/15/16	432,139
	4,000,000		Teck Resources Ltd., 10.750%, due 05/15/19	5,115,344
	650,000	#, S	Vertellus Specialties, Inc., 9.375%, due 10/01/15	697,125
				77,288,381
			Telecommunication Services: 9.3%
	1,000,000	#	Buccaneer Merger Sub, Inc., 9.125%, due 01/15/19	1,065,000
	500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, due 10/30/17	525,000
	1,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, due 04/30/18	1,601,250
	900,000		CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, due 04/30/20	983,250
	2,500,000	S	Crown Castle International Corp., 7.125%, due 11/01/19	2,631,250
	50,000	S	Crown Castle International Corp., 9.000%, due 01/15/15	55,375
	4,750,000	#, S	Digicel Ltd., 8.250%, due 09/01/17	5,058,750
	500,000	S	Frontier Communications Co., 7.450%, due 07/01/35	458,500
	2,210,000	S	Frontier Communications Co., 9.000%, due 08/15/31	2,270,775
	1,225,000	S	Frontier Communications Corp., 7.000%, due 11/01/25	1,110,095
	1,950,000	S	Frontier Communications Corp., 7.125%, due 03/15/19	1,989,000
	600,000	S	Frontier Communications Corp., 7.875%, due 04/15/15	649,500
	300,000	S	Frontier Communications Corp., 8.250%, due 04/15/17	325,500
	825,000	S	Frontier Communications Corp., 8.500%, due 04/15/20	898,219
	2,500,000	#, S	Intelsat Jackson Holdings Ltd., 7.250%, due 10/15/20	2,512,500
	3,650,000	#, S	Intelsat Jackson Holdings Ltd., 8.500%, due 11/01/19	3,942,000
	3,250,000	S	Intelsat Jackson Holdings Ltd., 9.500%, due 06/15/16	3,445,000
	1,600,000	#	Intelsat Jackson Holdings SA, 7.250%, due 04/01/19	1,610,000
	1,050,000	#	Intelsat Jackson Holdings SA, 7.500%, due 04/01/21	1,057,875
	1,000,000	S	Intelsat Luxembourg S.A., 11.250%, due 02/04/17	1,097,500
	1,353,515	&, S	Intelsat Luxembourg S.A., 11.500%, due 02/04/17	1,492,250
	50,000	S	Intelsat Subsidiary Holding Co., Ltd., 8.875%, due 01/15/15	51,875
	1,000,000		Newsday LLC, 10.500%, due 08/01/13	1,066,250
	1,100,000	S	Northwestern Bell Telephone, 7.750%, due 05/01/30	1,134,925
	1,500,000		Qwest Communications International, Inc., 7.125%, due 04/01/18	1,625,625
	6,253,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	6,383,314
	150,000	S	Qwest Communications International, Inc., 8.000%, due 10/01/15	166,313
	5,000,000	S	Sprint Capital Corp., 6.900%, due 05/01/19	5,187,500
	5,000,000	S	Sprint Capital Corp., 8.750%, due 03/15/32	5,343,750
	3,500,000	S	Sprint Nextel Corp., 6.000%, due 12/01/16	3,530,625
	1,415,000	S	Sprint Nextel Corp., 8.375%, due 08/15/17	1,583,031
	3,025,000	S	Telesat Canada / Telesat LLC, 11.000%, due 11/01/15	3,384,219
	600,000	S	Telesat Canada / Telesat LLC, 12.500%, due 11/01/17	718,500
	500,000	S	TW Telecom Holdings, Inc., 8.000%, due 03/01/18	541,875
	1,500,000	#	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, due 02/02/21	1,582,500
	2,350,000	S	Virgin Media Finance PLC, 9.500%, due 08/15/16	2,684,875
	1,650,000	#	Wind Acquisition Finance S.A., 7.250%, due 02/15/18	1,728,375
	4,200,000	#	Wind Acquisition Finance S.A., 11.750%, due 07/15/17	4,851,000
	1,500,000	L	Windstream Corp., 7.750%, due 10/15/20	1,548,750
	750,000	#, L	Windstream Corp., 7.750%, due 10/01/21	765,938
	1,000,000	S	Windstream Corp., 7.875%, due 11/01/17	1,077,500
				79,735,329
			Utilities: 5.6%
	1,000,000	S	AES Corp., 7.750%, due 03/01/14	1,085,000
	1,000,000	S	AES Corp., 8.000%, due 10/15/17	1,080,000

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Utilities (continued)
$1,500,000	S	AES Corp., 8.000%, due 06/01/20	$1,627,500
2,500,000	#, S	Calpine Corp., 7.500%, due 02/15/21	2,600,000
2,000,000	#, S	Calpine Corp., 7.875%, due 07/31/20	2,135,000
1,000,000	#	Calpine Corp., 7.875%, due 01/15/23	1,038,750
1,500,000		Energy Future Holdings Corp., 10.000%, due 01/15/20	1,597,013
3,125,000	#, S	Intergen NV, 9.000%, due 06/30/17	3,382,813
1,935,000	#, S	Ipalco Enterprises, Inc., 7.250%, due 04/01/16	2,104,313
50,000	S	Ipalco Enterprises, Inc., 8.625%, due 11/14/11	51,875
1,955,763	S	Midwest Generation, LLC, 8.560%, due 01/02/16	1,994,878
3,000,000	S	NRG Energy, Inc., 7.375%, due 02/01/16	3,112,500
5,075,000	S	NRG Energy, Inc., 7.375%, due 01/15/17	5,303,375
4,000,000	#, S	NRG Energy, Inc., 8.250%, due 09/01/20	4,180,000
4,000,000	S	NV Energy, Inc., 6.750%, due 08/15/17	4,122,632
2,670,080	#, S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,816,934
490,970		Texas Competitive Electric Holdings Co. LLC, 3.760%, due 10/10/14	414,431
1,089,748		Texas Competitive Electric Holdings Co. LLC, 3.800%, due 10/10/14	919,479
61,400		Texas Competitive Electric Holdings Co., LLC, 3.746%, due 10/10/14	51,743
9,606,754		Texas Competitive Electric Holdings Co., LLC, 3.760%, due 10/10/14	8,092,682
73,180		Texas Competitive Electric Holdings Co., LLC, 3.800%, due 10/10/14	61,669
			47,772,587
		Total Corporate Bonds/Notes
		(Cost $732,083,389)	800,090,152
ASSET-BACKED SECURITIES: 0.4%
		Home Equity Asset-Backed Securities: 0.1%
518,114	S	Argent Securities, Inc., 1.300%, due 12/25/33	425,260
295,603	S	MASTR Asset-Backed Securities Trust, 0.460%, due 11/25/36	136,704
			561,964
		Other Asset-Backed Securities: 0.3%
15,999	S	GSAMP Trust, 0.320%, due 12/25/36	11,706
50,221	S	Lehman XS Trust, 0.470%, due 04/25/46	27,270
2,200,000	S	Merrill Lynch First Franklin Mortgage Loan, 0.370%, due 07/25/37	1,389,517
517,121	#, S	Structured Asset Securities Corp., 0.400%, due 05/25/37	489,439
1,644,383	S	Structured Asset Securities Corp., 0.550%, due 06/25/35	1,151,557
			3,069,489
		Total Asset-Backed Securities
		(Cost $3,469,415)	3,631,453
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.9%
27,794		American Airlines Pass-Through Trust, 6.978%, due 04/01/11	27,798
86,781	S	American Home Mortgage Assets, 0.440%, due 05/25/46	52,625

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$47,797	S	American Home Mortgage Assets, 0.440%, due 09/25/46	$27,064
116,441	S	American Home Mortgage Assets, 0.460%, due 10/25/46	66,261
1,583,293	S	American Home Mortgage Assets, 1.232%, due 11/25/46	760,742
850,337	S	American Home Mortgage Assets, 6.250%, due 06/25/37	464,803
33,910	S	American Home Mortgage Investment Trust, 1.960%, due 09/25/45	29,799
131,658	S	Banc of America Alternative Loan Trust, 0.650%, due 05/25/35	98,228
675,194	S	Banc of America Funding Corp., 2.922%, due 03/20/36	508,207
67,150	S	Bear Stearns Adjustable Rate Mortgage Trust, 5.297%, due 05/25/47	51,984
48,059	S	Chase Mortgage Finance Corp., 3.743%, due 03/25/37	39,686
134,784	S	Citigroup Mortgage Loan Trust, Inc., 5.770%, due 09/25/37	96,055
71,702	S	Countrywide Alternative Loan Trust, 0.440%, due 09/25/46	40,274
201,739	S	Countrywide Alternative Loan Trust, 0.449%, due 12/20/46	116,102
58,612	S	Countrywide Alternative Loan Trust, 0.464%, due 07/20/46	26,407
22,916	S	Countrywide Alternative Loan Trust, 0.510%, due 07/25/35	15,794
46,198	S	Countrywide Alternative Loan Trust, 0.584%, due 11/20/35	28,967
2,401,566	S	Countrywide Alternative Loan Trust, 0.620%, due 02/25/37	836,432
28,863	S	Countrywide Alternative Loan Trust, 1.312%, due 12/25/35	18,270
60,152	S	Countrywide Alternative Loan Trust, 5.663%, due 02/25/37	45,468
523,170	S	Countrywide Alternative Loan Trust, 5.701%, due 11/25/35	343,076
250,170	S	Countrywide Alternative Loan Trust, 6.000%, due 11/25/36	171,156
289,210	S	Countrywide Alternative Loan Trust, 6.000%, due 01/25/37	221,934
69,439	S	Countrywide Alternative Loan Trust, 6.500%, due 11/25/37	58,807
618,128	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.590%, due 03/25/36	193,545
538,710	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.077%, due 10/20/35	390,697
2,851,569	S	First Horizon Alternative Mortgage Securities, 2.368%, due 09/25/35	2,178,952
490,950	S	Greenpoint Mortgage Funding Trust, 0.570%, due 09/25/46	22,179
51,110	S	GSR Mortgage Loan Trust, 2.784%, due 01/25/36	43,183
61,644	S	Harborview Mortgage Loan Trust, 0.434%, due 07/19/46	38,027
825,577	S	Harborview Mortgage Loan Trust, 0.494%, due 03/19/36	521,746
310,872	S	Harborview Mortgage Loan Trust, 1.162%, due 12/19/36	174,707
482,954	S	Harborview Mortgage Loan Trust, 5.750%, due 08/19/36	338,685
50,497	S	Indymac Index Mortgage Loan Trust, 0.440%, due 09/25/46	30,072
44,851	S	Indymac Index Mortgage Loan Trust, 0.450%, due 06/25/47	24,262
1,448,444	S	Indymac Index Mortgage Loan Trust, 5.210%, due 11/25/35	1,132,835
184,205	S	JPMorgan Alternative Loan Trust, 5.550%, due 10/25/36	176,751
385,184	S	JPMorgan Mortgage Trust, 4.881%, due 04/25/35	368,241
64,020	S	Luminent Mortgage Trust, 0.420%, due 12/25/36	40,106
35,107	S	MASTR Adjustable Rate Mortgages Trust, 0.460%, due 04/25/46	19,845
54,213	S	Merrill Lynch Mortgage-Backed Securities, 5.416%, due 04/25/37	39,915
13,061	S	Morgan Stanley Mortgage Loan Trust, 0.560%, due 01/25/35	11,112
578,073	S	Residential Accredit Loans, Inc., 0.410%, due 01/25/37	375,154
1,008,406	S	Residential Accredit Loans, Inc., 0.580%, due 03/25/37	365,265
1,687,968	S	Residential Accredit Loans, Inc., 6.500%, due 07/25/37	1,128,293
1,287,440	S	Structured Adjustable Rate Mortgage Loan Trust, 2.697%, due 09/25/35	1,045,209
450,435	S	Structured Adjustable Rate Mortgage Loan Trust, 5.950%, due 02/25/36	352,985
516,177	S	Structured Asset Mortgage Investments, Inc., 0.430%, due 09/25/47	323,150
65,517	S	Structured Asset Mortgage Investments, Inc., 0.440%, due 07/25/46	40,788
54,660	S	Structured Asset Mortgage Investments, Inc., 0.470%, due 05/25/46	26,895
4,600,000	S	Structured Asset Mortgage Investments, Inc., 0.470%, due 09/25/47	1,985,263
723,364	S	Suntrust Alternative Loan Trust, 0.600%, due 04/25/36	246,344
60,913	S	Washington Mutual Mortgage Pass-through Certificates, 1.012%, due 02/25/47	39,296
63,357	S	Washington Mutual Mortgage Pass-through Certificates, 1.012%, due 03/25/47	42,300
64,442	S	Washington Mutual Mortgage Pass-through Certificates, 1.072%, due 04/25/47	48,421
59,425	S	Washington Mutual Mortgage Pass-through Certificates, 1.132%, due 12/25/46	39,348
64,842	S	Washington Mutual Mortgage Pass-through Certificates, 3.648%, due 02/25/37	52,045
65,033	S	Washington Mutual Mortgage Pass-through Certificates, 4.868%, due 12/25/36	51,165
58,389	S	Washington Mutual Mortgage Pass-through Certificates, 5.444%, due 02/25/37	41,888
66,108	S	Washington Mutual Mortgage Pass-through Certificates, 5.548%, due 05/25/37	54,109
57,178	S	Washington Mutual Mortgage Pass-through Certificates, 5.695%, due 02/25/37	43,910
46,858	S	Washington Mutual Mortgage Pass-through Certificates, 5.846%, due 09/25/36	37,264
58,181	S	Wells Fargo Mortgage-Backed Securities Trust, 5.143%, due 07/25/36	48,325
		Total Collateralized Mortgage Obligations
		(Cost $16,517,405)	16,278,216

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
MUNICIPAL BONDS: 0.0%
		Puerto Rico: 0.0%
$1,600,000	S, Z	Puerto Rico Sales Tax Financing Corp., 5.218%, due 08/01/54		$78,480
		Total Municipal Bonds
		(Cost $243,526)		78,480

Shares				Value
COMMON STOCK: 0.1%
		Consumer Discretionary: 0.1%
112,801	@, S	Dex One Corp.		$545,957
		Total Common Stock
		(Cost $2,436,886)		545,957
PREFERRED STOCK: 0.1%
		Financials: 0.1%
900	#, P, S	ABN AMRO North America Capital Funding Trust I		579,938
		Total Preferred Stock
		(Cost $454,500)		579,938
		Total Long-Term Investments
		(Cost $755,205,121)		821,204,196

Principal Amount				Value
SHORT-TERM INVESTMENTS: 6.9%
		U.S. Treasury Bills: 4.3%
$619,000		0.090%, due 07/07/11		$618,846
12,500,000		0.130%, due 08/25/11		12,493,413
1,200,000		0.130%, due 09/01/11		1,199,312
22,000,000		0.150%, due 09/15/11		21,984,710
		Total U.S. Treasury Bills
		(Cost $36,296,281)		36,296,281

Shares				Value
		Securities Lending Collateral(cc): 2.6%
21,476,788		BNY Mellon Overnight Government Fund (1)		$21,476,788
1,169,840	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		935,872
		Total Securities Lending Collateral
		(Cost $22,646,628)		22,412,660
		Total Short-Term Investments
		(Cost $58,942,909)		58,708,941
		Total Investments in Securities
		(Cost $814,148,030)*	102.7%	$879,913,137
		Other Assets and Liabilities - Net	(2.7)	(22,759,317)
		Net Assets	100.0%	$857,153,820

	@	Non-income producing security
	&	Payment-in-kind
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	±	Defaulted security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	EUR	EU Euro
	GBP	British Pound

	*	Cost for federal income tax purposes is $814,696,519.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$77,670,061
		Gross Unrealized Depreciation		(12,453,443)
		Net Unrealized Appreciation		$65,216,618

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$545,957	$—	$—	$545,957
Preferred Stock	—	579,938	—	579,938
Corporate Bonds/Notes	—	799,722,422	367,730	800,090,152
Asset-Backed Securities	—	3,631,453	—	3,631,453
Collateralized Mortgage Obligations	—	16,179,988	98,228	16,278,216
Municipal Bonds	—	78,480	—	78,480
Short-Term Investments	21,476,788	36,296,281	935,872	58,708,941
Total Investments, at value	$22,022,745	$856,488,562	$1,401,830	$879,913,137
Other Financial Instruments+:
Forward foreign currency contracts	—	115,739	—	115,739
Swaps, at fair value	—	1,368,905	—	1,368,905
Total Assets	$22,022,745	$857,973,206	$1,401,830	$881,397,781

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(1,778,324)	$—	$(1,778,324)
Swaps, at fair value	—	(2,381,368)	—	(2,381,368)
Total Liabilities	$—	$(4,159,692)	$—	$(4,159,692)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$527,710	$—	$(159,155)	$—	$1,592	$(2,417)	$—	$—	$367,730
Collateralized Mortgage Obligations	101,517	—	(4,092)	357	1,946	(1,500)	—	—	98,228
Short-Term Investments	935,872	—	—	—	—	—	—	—	935,872
Total Investments, at value	$1,565,099	$—	$(163,247)	$357	$3,538	$(3,917)	$—	$—	$1,401,830

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $(3,917).

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Brazilian Real
	BRL 2,779,595	BUY	4/4/11	$1,638,333	$1,701,213	$62,880
Barclays Bank PLC	Chinese Yuan
	CNY 2,201,000	BUY	11/15/11	342,568	340,011	(2,557)
Barclays Bank PLC	Chinese Yuan
	CNY 6,997,000	BUY	11/15/11	1,076,793	1,080,897	4,104
Citigroup, Inc.	Brazilian Real
	BRL 2,779,595	BUY	6/2/11	1,640,847	1,679,297	38,450
Citigroup, Inc.	Chinese Yuan
	CNY 6,244,053	BUY	11/15/11	964,929	964,582	(347)
JPMorgan Chase & Co.	Chinese Yuan
	CNY 5,408,000	BUY	11/15/11	841,974	835,428	(6,546)
JPMorgan Chase & Co.	Chinese Yuan
	CNY 2,799,302	BUY	11/15/11	435,080	432,436	(2,644)
						$93,340
Citigroup, Inc.	Brazilian Real
	BRL 2,779,595	SELL	4/4/11	$1,663,432	$1,701,213	$(37,781)
Citigroup, Inc.	British Pound
	GBP 3,314,000	SELL	6/13/11	5,315,162	5,310,852	4,310
Credit Suisse First Boston	British Pound
	GBP 3,313,000	SELL	6/13/11	5,315,245	5,309,250	5,995
UBS Warburg LLC	EU Euro
	EUR 25,141,000	SELL	4/19/11	33,891,979	35,617,194	(1,725,215)
UBS Warburg LLC	EU Euro
	EUR 371,000	SELL	4/19/11	522,361	525,595	(3,234)
						$(1,755,925)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on March 31, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Fair	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (3)		Value (4)	Paid/(Received)	(Depreciation)
Credit Suisse First Boston	ABX.HE.AAA.07-1	Sell	0.090	08/25/37	USD	1,940,935	$(1,104,716)	$(1,358,655)	$253,939
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD	1,543,198	18,842	—	18,842
							$(1,085,874)	$(1,358,655)	$272,781

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/11 (%) (2)	Notional Amount (3)		Fair Value (4)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	AES Corp.	Sell	5.000	03/20/14	1.829	USD	2,000,000	$182,577	$(188,750)	$371,327
Citigroup, Inc.	Aramark Services	Sell	5.000	03/20/14	2.865	USD	100,000	6,033	(2,718)	8,751
Citigroup, Inc.	Community Health Systems	Sell	5.000	09/20/14	3.307	USD	100,000	5,472	(9,000)	14,472
Goldman Sachs & Co.	Community Health Systems	Sell	5.000	03/20/14	2.855	USD	2,300,000	139,348	(209,875)	349,223
Credit Suisse First Boston	El Paso Corp.	Sell	5.000	12/20/14	1.227	USD	2,500,000	339,338	(75,000)	414,338
Goldman Sachs & Co.	El Paso Corp.	Sell	5.000	09/20/14	1.133	USD	2,000,000	261,295	(190,000)	451,295
Deutsche Bank AG	GMAC LLC	Sell	5.000	03/20/12	1.146	USD	340,000	12,759	(52,700)	65,459
Goldman Sachs & Co.	NRG Energy Inc.	Sell	4.200	09/20/13	1.984	USD	225,000	12,067	—	12,067
Morgan Stanley	RRI Energy Inc.	Sell	5.000	12/20/14	1.997	USD	300,000	(5,022)	(30,000)	24,978
Goldman Sachs & Co.	RRI Energy Inc.	Sell	5.000	09/20/14	5.244	USD	3,300,000	(24,760)	(610,500)	585,740
Barclays Bank PLC	SLM Corp.	Sell	5.000	09/20/11	0.427	USD	2,550,000	55,876	(184,875)	240,751
Barclays Bank PLC	SLM Corp.	Sell	5.000	12/20/13	1.513	USD	1,000,000	92,826	(110,000)	202,826
Goldman Sachs & Co.	SLM Corp.	Sell	7.600	03/20/12	0.528	USD	250,000	17,326	—	17,326
Citigroup, Inc.	Sungard Data Systems Inc.	Sell	5.000	03/20/14	2.806	USD	800,000	49,775	(52,216)	101,991
								$1,144,910	$(1,715,634)	$2,860,544

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

(1)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)           Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted fair prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)           The maximum amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make would be an amount equal to the notional amount of the agreement.

(4)           The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2011:

					Upfront	Unrealized
	Termination	Notional		Fair	Premium	Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)
Receive a fixed rate equal to 10.150% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/12	BRL	4,900,000	$(104,110)	$(35,468)	$(68,642)

Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch & Co., Inc.	01/02/12	BRL	2,800,000	175,371	6,885	168,486

Receive a fixed rate equal to 10.115% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/12	BRL	51,700,000	(1,142,760)	(162,402)	(980,358)
				$(1,071,499)	$(190,985)	$(880,514)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2011:

Derivatives Fair Value*
Credit contracts	$59,036
Foreign exchange contracts	(1,662,585)
Interest rate contracts	(1,071,499)
Total	$(2,675,048)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 35.6%
			Consumer Discretionary: 0.5%
$4,673,000		S	Daimler Finance NA, LLC, 7.300%, due 01/15/12	$4,909,416
	925,635		Ford Motor Co., 3.010%, due 11/29/13	926,281
	5,000,000	S	Lennar Corp., 5.950%, due 10/17/11	5,100,000
	4,500,000	S	Target Corp., 5.125%, due 01/15/13	4,820,009
				15,755,706
			Consumer Staples: 1.8%
	3,300,000	S	Altria Group, Inc., 4.125%, due 09/11/15	3,434,185
	12,900,000	S	Duke University, 4.200%, due 04/01/14	13,822,286
	5,100,000	S	Duke University, 5.150%, due 04/01/19	5,612,984
	2,500,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18	2,798,590
	1,100,000	S	Kraft Foods, Inc., 6.875%, due 02/01/38	1,223,481
	2,400,000	S	Philip Morris International, Inc., 6.375%, due 05/16/38	2,706,818
	5,500,000	#, S	President and Fellows of Harvard College, 6.000%, due 01/15/19	6,333,800
	21,500,000	#, S	President and Fellows of Harvard College, 6.500%, due 01/15/39	25,961,035
	1,200,000	S	Reynolds American, Inc., 7.625%, due 06/01/16	1,427,705
				63,320,884
			Energy: 2.7%
	625,000	S	El Paso Corp., 7.800%, due 08/01/31	696,476
	13,500,000	S	Gaz Capital for Gazprom, 8.625%, due 04/28/34	16,719,750
	362,262	S	Gazprom OAO, 7.201%, due 02/01/20	394,640
	11,300,000	S	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	12,460,284
	400,000	S	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	455,400
	1,000,000	#	Novatek Finance Ltd., 5.326%, due 02/03/16	1,033,385
	1,100,000	#, L	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, due 06/30/21	1,164,625
	21,100,000	S	Petrobras International Finance Co., 7.875%, due 03/15/19	24,878,694
	9,000,000		Petrobras International Finance Co. - Pifco, 3.875%, due 01/27/16	9,105,165
	14,900,000	S	Petroleos Mexicanos, 8.000%, due 05/03/19	17,969,400
	1,100,000	S	Shell International Finance BV, 5.500%, due 03/25/40	1,118,757
	1,400,000	S	Total Capital S.A., 4.450%, due 06/24/20	1,431,933
	1,800,000	S	Trans-Canada Pipelines, 7.625%, due 01/15/39	2,237,864
	4,000,000	S	Transocean, Inc., 4.950%, due 11/15/15	4,231,584
				93,897,957
			Financials: 26.6%
	8,700,000	S	Allstate Corp., 6.125%, due 05/15/37	8,830,500
	12,200,000		Ally Financial, Inc., 3.512%, due 02/11/14	12,239,601
	5,480,000	Z	Ally Financial, Inc., 3.750%, due 12/01/12	5,151,737
	9,100,000	#	Ally Financial, Inc., 6.250%, due 12/01/17	9,282,000
	1,100,000	S	Ally Financial, Inc., 6.875%, due 08/28/12	1,155,799
	2,300,000	S	Ally Financial, Inc., 7.000%, due 02/01/12	2,377,625
	1,000,000	S	Ally Financial, Inc., 7.500%, due 12/31/13	1,086,250
	3,600,000	#, S	Ally Financial, Inc., 7.500%, due 09/15/20	3,856,500
	14,000,000		Ally Financial, Inc., 8.300%, due 02/12/15	15,382,500
	300,000	S	American Express Bank FSB, 0.384%, due 06/12/12	299,220
	2,900,000	S	American Express Co., 6.150%, due 08/28/17	3,249,578
	4,300,000	S	American Express Co., 7.000%, due 03/19/18	5,032,587
	2,700,000	S	American Express Credit Corp., 5.875%, due 05/02/13	2,916,637
	5,900,000	S	American Express Credit Corp., 7.300%, due 08/20/13	6,600,814
	5,700,000	S	American General Finance Corp., 0.560%, due 12/15/11	5,504,980
	1,000,000	S	American General Finance Corp., 4.875%, due 07/15/12	987,500
	8,800,000	S	American General Finance Corp., 5.200%, due 12/15/11	8,822,000
	5,000,000	S, L	American General Finance Corp., 5.625%, due 08/17/11	5,031,250
	3,100,000		American General Finance Corp., 7.250%, due 04/21/15	3,108,720
EUR	1,700,000	S	American International Group, Inc., 4.875%, due 03/15/67	2,017,729
CAD	4,000,000	S	American International Group, Inc., 4.900%, due 06/02/14	4,208,355
$500,000			American International Group, Inc., 5.450%, due 05/18/17	514,599
	12,000,000	S	American International Group, Inc., 5.850%, due 01/16/18	12,534,564
	1,300,000		American International Group, Inc., 6.400%, due 12/15/20	1,390,003
	300,000		American International Group, Inc., 8.250%, due 08/15/18	351,856
	4,800,000	#, S	ANZ National International Ltd., 6.200%, due 07/19/13	5,239,627
	5,000,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, due 01/10/14	5,005,140
	31,600,000		Banco Bradesco S.A./Cayman Islands, 1.200%, due 06/27/11	31,576,927
	7,000,000	#	Banco Santander Brazil SA/Cayman Islands, 2.409%, due 03/18/14	6,952,155
	23,500,000	S	Bank of America Corp., 6.500%, due 08/01/16	26,035,157
	13,600,000	S	Bank of America NA, 0.590%, due 06/15/16	12,684,774
	1,200,000	#	Bank of China Hong Kong Ltd., 5.550%, due 02/11/20	1,233,772
	2,300,000	#, S	Bank of Montreal, 2.850%, due 06/09/15	2,322,029
	2,500,000	#	Bank of Nova Scotia, 1.650%, due 10/29/15	2,400,848
	1,900,000		Barclays Bank PLC, 2.375%, due 01/13/14	1,912,033
	2,900,000	#, S	Barclays Bank PLC, 6.050%, due 12/04/17	3,025,564
	1,400,000	#	BBVA Bancomer SA/Texas, 4.500%, due 03/10/16	1,409,965
	2,700,000	#	BBVA Bancomer SA/Texas, 6.500%, due 03/10/21	2,681,537
	1,300,000	S	Bear Stearns Cos., Inc., 6.950%, due 08/10/12	1,400,042

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
			Financials (continued)
$8,000,000		S	Bear Stearns Cos., Inc., 7.250%, due 02/01/18	$9,333,896
11,990,000		#, S	BNP Paribas, 5.186%, due 06/29/49	11,600,325
1,000,000		#	BPCE S.A., 2.375%, due 10/04/13	999,968
900,000		#	CIT Group, Inc., 5.250%, due 04/01/14	906,263
1,906,514			CIT Group, Inc., 6.250%, due 08/11/15	1,935,274
2,777,806		L	CIT Group, Inc., 7.000%, due 05/01/13	2,836,834
2,665,553		S	CIT Group, Inc., 7.000%, due 05/01/14	2,722,196
1,565,552		S	CIT Group, Inc., 7.000%, due 05/01/15	1,583,164
2,609,255		S	CIT Group, Inc., 7.000%, due 05/01/16	2,619,040
3,652,960		S	CIT Group, Inc., 7.000%, due 05/01/17	3,666,659
31,800,000		S	Citigroup Capital XXI, 8.300%, due 12/21/57	33,231,000
6,600,000		S	Citigroup, Inc., 0.434%, due 03/16/12	6,583,672
18,300,000		S	Citigroup, Inc., 5.500%, due 04/11/13	19,590,717
900,000		S	Citigroup, Inc., 5.625%, due 08/27/12	946,406
9,800,000		S	Citigroup, Inc., 6.000%, due 08/15/17	10,660,871
4,300,000		S	Citigroup, Inc., 8.500%, due 05/22/19	5,313,790
4,700,000		#, S	Commonwealth Bank of Australia, 6.024%, due 03/29/49	4,622,826
2,137,000		#, S	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, due 12/29/49	2,791,700
4,200,000		#, S	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, due 01/15/19	5,088,178
1,800,000		#	Dai-ichi Life Insurance Co., Ltd., 7.250%, due 12/31/49	1,785,476
8,300,000		S	Deutsche Bank AG/London, 6.000%, due 09/01/17	9,213,921
25,900,000		#, S	Dexia Credit Local/New York NY, 0.710%, due 03/05/13	25,739,705
6,300,000			Export-Import Bank of Korea, 1.050%, due 03/03/12	4,990,395
1,900,000		S	Export-Import Bank of Korea, 5.125%, due 06/29/20	1,923,695
19,200,000		S	Export-Import Bank of Korea, 5.875%, due 01/14/15	21,061,037
1,809,207			Ford Motor Credit Co., LLC, 3.010%, due 12/15/13	1,810,468
500,000		S	Ford Motor Credit Co., LLC, 7.000%, due 10/01/13	540,044
900,000		S	Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	926,299
200,000		S	Ford Motor Credit Co., LLC, 7.500%, due 08/01/12	213,321
6,600,000		S	Ford Motor Credit Co., LLC, 7.800%, due 06/01/12	7,000,052
1,700,000		S	Ford Motor Credit Co., LLC, 8.000%, due 12/15/16	1,932,048
EUR	9,700,000	S	General Electric Capital Corp., 5.500%, due 09/15/67	12,681,401
$2,900,000		S	General Electric Capital Corp., 5.875%, due 01/14/38	2,872,659
4,600,000		S	General Electric Capital Corp., 6.875%, due 01/10/39	5,150,413
2,200,000		S	Goldman Sachs Group, Inc., 5.950%, due 01/18/18	2,365,678
1,100,000		S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,194,298
10,500,000		S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	11,512,001
12,000,000		S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	12,140,916
EUR	9,500,000	S	International Lease Finance Corp., 1.468%, due 08/15/11	13,344,927
$1,600,000		S	International Lease Finance Corp., 5.300%, due 05/01/12	1,636,000
1,600,000		S	International Lease Finance Corp., 5.350%, due 03/01/12	1,634,000
5,900,000		S	International Lease Finance Corp., 5.400%, due 02/15/12	6,025,375
2,300,000		#, S	International Lease Finance Corp., 6.750%, due 09/01/16	2,472,500
4,800,000		#	Intesa Sanpaolo SpA, 2.713%, due 02/24/14	4,865,621
5,200,000		S	JPMorgan Chase & Co., 1.057%, due 09/30/13	5,225,381
EUR	4,300,000	S	JPMorgan Chase & Co., 1.447%, due 09/26/13	6,034,461
$8,600,000			JPMorgan Chase & Co., 4.250%, due 10/15/20	8,234,964
12,200,000		S	JPMorgan Chase & Co., 6.000%, due 01/15/18	13,395,868
14,000,000		S	JPMorgan Chase & Co., 7.900%, due 04/29/49	15,370,642
EUR	200,000	S	KeyBank NA, 1.203%, due 11/21/11	280,582
EUR	3,500,000		LBG Capital No.1 PLC, 6.439%, due 05/23/20	4,389,757
GBP	2,200,000		LBG Capital No.1 PLC, 7.867%, due 12/17/19	3,370,444
EUR	1,300,000	L	LBG Capital No.2 PLC, 8.875%, due 02/07/20	1,897,622
GBP	1,300,000		LBG Capital No.2 PLC, 15.000%, due 12/21/19	2,836,242
JPY	800,000,000	±, S	Lehman Brothers Holdings, Inc., 0.940%, due 12/19/08	1,731,185
$1,400,000		±, S	Lehman Brothers Holdings, Inc., 2.881%, due 10/22/08	362,250
10,600,000		±, S	Lehman Brothers Holdings, Inc., 5.625%, due 01/24/13	2,809,000
5,503,000		±, S	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	1,472,053
1,300,000			Lloyds TSB Bank PLC, 4.875%, due 01/21/16	1,341,887
13,600,000		S	Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	14,457,738
8,800,000		S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	9,787,897
EUR	3,500,000	S	Mizuho Capital Investment EUR 1 Ltd., 5.020%, due 06/29/49	4,885,774
$600,000		S	Morgan Stanley, 0.470%, due 04/19/12	600,342
8,792,000		S	Morgan Stanley, 0.543%, due 01/09/12	8,793,890
EUR	14,000,000	S	Morgan Stanley, 1.312%, due 07/20/12	19,649,939
$2,000,000		S	Morgan Stanley, 5.950%, due 12/28/17	2,151,266
1,600,000		S	Morgan Stanley, 6.250%, due 08/28/17	1,741,320
GBP	1,500,000	S	MUFG Capital Finance 5 Ltd., 6.299%, due 01/29/49	2,316,077
$4,000,000		#, S	National Australia Bank Ltd., 5.350%, due 06/12/13	4,304,740
DKK	12,337,158		Nykredit Realkredit A/S, 2.359%, due 04/01/38	2,221,512
DKK	38,241,156		Nykredit Realkredit A/S, 2.359%, due 10/01/38	6,836,046
$1,200,000		#, S	Pacific LifeCorp, 6.000%, due 02/10/20	1,280,020
4,900,000		#, S	Pricoa Global Funding I, 0.404%, due 01/30/12	4,879,645
2,000,000		#, S	Pricoa Global Funding I, 0.509%, due 09/27/13	1,973,790
3,300,000		S	Principal Life Income Funding Trusts, 5.300%, due 04/24/13	3,552,407
700,000		S	Principal Life Income Funding Trusts, 5.550%, due 04/27/15	762,336
DKK	38,318,818		Realkredit Danmark A/S, 2.480%, due 01/01/38	6,882,704
DKK	12,252,093		Realkredit Danmark A/S, 2.480%, due 01/01/38	2,207,358
$1,500,000		#, S	Resona Bank Ltd., 5.850%, due 09/29/49	1,484,817

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

	Principal Amount			Value
			Financials (continued)
	$5,000,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, due 02/15/21	$5,062,500
	4,300,000	S	Royal Bank of Scotland, 3.950%, due 09/21/15	4,307,620
	3,900,000	#, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	3,505,125
	6,500,000	#, S	Royal Bank of Scotland PLC, 2.625%, due 05/11/12	6,645,522
	11,300,000	#, S	Royal Bank of Scotland PLC, 3.000%, due 12/09/11	11,504,767
	13,700,000		Royal Bank of Scotland PLC, 4.375%, due 03/16/16	13,802,147
	900,000	#, S	Royal Bank of Scotland PLC, 4.875%, due 08/25/14	935,220
	11,800,000	#, S	Royal Bank of Scottland PLC, 1.450%, due 10/20/11	11,874,092
	22,800,000	#, S	Santander US Debt S.A. Unipersonal, 1.107%, due 03/30/12	22,594,412
GBP	3,200,000	S	SLM Corp., 4.875%, due 12/17/12	5,051,863
	$2,500,000		SLM Corp., 5.000%, due 10/01/13	2,589,225
	3,300,000		SLM Corp., 5.375%, due 01/15/13	3,433,957
	22,400,000	S	SLM Corp., 8.000%, due 03/25/20	24,455,536
	6,500,000	#, S	Societe Generale, 5.922%, due 12/31/49	6,150,229
	4,000,000		Springleaf Finance Corp., 6.900%, due 12/15/17	3,675,000
	3,100,000	#, S	State Bank of India/London, 4.500%, due 07/27/15	3,166,083
	3,300,000	S	State Street Capital Trust III, 5.300%, due 03/15/42	3,306,270
	2,200,000	#	Sumitomo Mitsui Banking Corp., 1.950%, due 01/14/14	2,180,204
	600,000	#	Sydney Air, 5.125%, due 02/22/21	588,400
	2,700,000	#, S	Temasek Financial I Ltd., 4.300%, due 10/25/19	2,747,558
	1,700,000	#, S	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, due 08/07/18	2,110,125
	1,300,000	S	UBS AG, 5.750%, due 04/25/18	1,402,523
	4,800,000	S	UBS AG, 5.875%, due 12/20/17	5,248,709
	1,000,000		UBS AG/Stamford CT, 1.304%, due 01/28/14	1,009,984
	3,600,000	S	UBS AG/Stamford CT, 1.413%, due 02/23/12	3,629,714
	4,525,000	S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	4,513,688
	6,000,000	S	USB Capital IX, 6.189%, due 03/29/49	5,085,000
	1,200,000	#, L	Vnesheconombank Via VEB Finance Ltd., 5.450%, due 11/22/17	1,224,000
	5,715,000	S	Wachovia Corp., 0.644%, due 10/28/15	5,567,559
	7,400,000	S	Wachovia Corp., 5.750%, due 02/01/18	8,163,776
	17,530,000		Wells Fargo & Co., 5.250%, due 10/23/12	18,589,180
	27,092,000	S	Wells Fargo & Company, 7.980%, due 02/28/49	29,801,200
	3,000,000	#, S	Westpac Banking Corp., 0.783%, due 07/16/14	3,015,753
	14,100,000	#, S	Westpac Banking Corp., 3.585%, due 08/14/14	14,805,254
	7,200,000	S, L	White Nights Finance BV for Gazprom, 10.500%, due 03/25/14	8,670,888
	350,000	#, S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	350,014
				928,162,556
			Health Care: 1.5%
	12,700,000	S	Amgen, Inc., 6.150%, due 06/01/18	14,600,682
	22,500,000	#	MetLife Institutional Funding II, 1.201%, due 04/04/14	22,611,825
	10,600,000	S	Novartis Capital Corp., 4.125%, due 02/10/14	11,343,102
	2,800,000		UnitedHealth Group, Inc., 4.875%, due 02/15/13	2,974,849
				51,530,458
			Industrials: 0.3%
	3,400,000	#, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	2,652,000
	1,500,000	S	Goodrich Corp., 6.290%, due 07/01/16	1,716,857
	5,800,000	S	Union Pacific Corp., 5.700%, due 08/15/18	6,503,859
	119,470	±	United Airlines, Inc., 9.350%, due 04/07/16	31,062
				10,903,778
			Information Technology: 0.6%
	7,000,000	S	Dell, Inc., 5.650%, due 04/15/18	7,716,247
	12,400,000	S	Oracle Corp., 5.750%, due 04/15/18	13,905,620
				21,621,867
			Materials: 0.2%
	3,500,000	S	Alcoa, Inc., 6.150%, due 08/15/20	3,705,132
	2,200,000	#, S	Sealed Air Corp., 5.625%, due 07/15/13	2,307,199
	1,500,000	S	Vale Overseas Ltd., 6.875%, due 11/10/39	1,610,843
				7,623,174
			Telecommunication Services: 1.0%
	3,300,000	S	AT&T, Inc., 4.950%, due 01/15/13	3,516,361
	1,800,000	S	AT&T, Inc., 5.500%, due 02/01/18	1,967,684
	2,300,000	S	AT&T, Inc., 6.300%, due 01/15/38	2,325,675
	450,000	S	AT&T, Inc., 7.300%, due 11/15/11	468,705
	20,700,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 5.250%, due 02/01/12	21,461,180
	200,000	#	Qtel International Finance Ltd., 3.375%, due 10/14/16	193,481
	300,000	#	Qtel International Finance Ltd., 4.750%, due 02/16/21	280,829
	950,000	S	Qwest Corp., 8.875%, due 03/15/12	1,018,875
	2,500,000	S	Verizon Communications, Inc., 5.250%, due 04/15/13	2,695,415
				33,928,205
			Utilities: 0.4%
	3,700,000	#, S	EDF S.A., 5.500%, due 01/26/14	4,056,510
	1,300,000	#, S	EDF S.A., 6.500%, due 01/26/19	1,492,631
	3,700,000	#, S	Electricite de France SA, 6.950%, due 01/26/39	4,316,146
	4,300,000	#, S	NRG Energy, Inc., 8.250%, due 09/01/20	4,493,500
				14,358,787
			Total Corporate Bonds/Notes
			(Cost $1,168,857,497)	1,241,103,372

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.0%
		Federal Home Loan Mortgage Corporation##: 3.8%
$51,199	S	0.605%, due 12/15/29	$51,133
1,042,402	S	1.513%, due 10/25/44	1,029,798
2,028,721	S	1.718%, due 07/25/44	2,017,864
49,720	S	2.505%, due 11/01/31	52,268
32,834	S	2.510%, due 06/01/24	34,583
312,431	S	2.520%, due 09/01/35	325,703
4,490,552	S	2.621%, due 06/01/35	4,683,684
1,074,273	S	2.784%, due 01/01/29	1,133,591
106,693	S	3.500%, due 07/15/32	111,102
23,000,000	W	4.500%, due 04/15/38	23,373,750
804,901	S	4.500%, due 06/15/17-02/15/20	813,036
6,999,499		4.500%, due 10/01/39-03/01/41	7,123,902
597,264	S	5.177%, due 03/01/35	634,776
6,566,985	S	5.500%, due 03/15/17-07/01/38	7,034,922
40,973,743		5.500%, due 02/01/38-07/01/39	43,807,994
33,908,818	S	6.000%, due 01/01/22-09/01/39	36,937,762
724,635	S	6.500%, due 07/01/19-02/25/43	792,091
45,468	S	8.250%, due 08/15/21	51,431
			130,009,390
		Federal National Mortgage Association##: 27.2%
15,200,000	S	0.450%, due 10/27/37	15,102,180
14,900,000		0.500%, due 10/30/12	14,840,996
116,858	S	0.750%, due 03/25/17	117,756
217,996	S	1.150%, due 04/25/32	220,887
486,655	S	1.512%, due 08/01/42-10/01/44	486,407
1,291,255	S	2.154%, due 08/01/35	1,328,984
744,334	S	2.383%, due 02/01/34	780,083
1,233,585	S	2.442%, due 10/01/35	1,296,463
1,090,772	S	2.561%, due 10/01/35	1,147,499
3,699,480	S	2.683%, due 11/01/34	3,899,667
1,614,707	S	2.870%, due 10/01/35	1,698,419
58,006	S	3.479%, due 05/01/36	58,842
341,200,000	W	4.500%, due 04/25/24-04/25/39	349,149,743
64,710,831	S	4.500%, due 04/25/17-09/01/40	65,975,423
16,782,003		4.500%, due 01/01/39-07/01/40	17,118,292
474,623	S	4.567%, due 12/01/36	496,209
1,284,851	S	4.978%, due 09/01/34	1,341,522
79,000,000	W	5.000%, due 05/01/37	82,394,551
50,087	S	5.000%, due 01/25/17	50,249
27,805,351		5.000%, due 02/01/34-11/01/36	29,286,881
23,000,000	W	5.500%, due 04/25/24-04/13/40	24,662,980
54,540,570	S	5.500%, due 06/01/23-03/01/38	58,697,055
36,550,005		5.500%, due 01/01/36-06/01/40	39,155,315
54,000,000	W	6.000%, due 04/01/39	58,733,424
129,153,202	S	6.000%, due 09/01/21-11/01/39	140,915,142
33,714,206		6.000%, due 06/01/37-09/01/40	36,733,397
4,391,567	S	6.500%, due 11/01/15-06/17/38	4,659,519
			950,347,885
		Government National Mortgage Association: 0.0%
235,271	S	2.125%, due 10/20/29	242,804
291,680	S	2.625%, due 08/20/27	301,263
235,706	S	3.375%, due 01/20/27	245,669
			789,736
		Total U.S. Government Agency Obligations
		(Cost $1,068,177,281)	1,081,147,011
U.S. TREASURY OBLIGATIONS: 1.4%
		U.S. Treasury Notes: 0.2%
5,600,000		2.625%, due 11/15/20	5,314,750
			5,314,750
		Treasury Inflation Indexed Protected Securities(ip): 1.2%
5,200,000	S	1.750%, due 01/15/28	5,584,961
4,600,000	S	2.000%, due 01/15/26	5,460,458
6,600,000	S	2.375%, due 01/15/25-01/15/27	8,522,156
16,400,000	S	2.500%, due 01/15/29	19,107,388
800,000	S	3.625%, due 04/15/28	1,408,225
1,500,000	S	3.875%, due 04/15/29	2,695,128
			42,778,316
		Total U.S. Treasury Obligations
		(Cost $49,201,798)	48,093,066
ASSET-BACKED SECURITIES: 2.0%
		Automobile Asset-Backed Securities: 0.1%
710,144	#, S	Ally Auto Receivables Trust, 1.320%, due 03/15/12	710,655
1,408,902	S	Ford Credit Auto Owner Trust, 1.675%, due 06/15/12	1,411,348
			2,122,003
		Home Equity Asset-Backed Securities: 0.0%
163,327	S	MASTR Asset-Backed Securities Trust, 0.300%, due 11/25/36	74,205

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

	Principal Amount			Value
			Home Equity Asset-Backed Securities (continued)
	$279,774	S	New Century Home Equity Loan Trust, 0.510%, due 06/25/35	$271,531
	184,060	S	Renaissance Home Equity Loan Trust, 0.690%, due 08/25/33	171,978
	101,556	S	Securitized Asset-Backed Receivables, LLC Trust, 0.330%, due 11/25/36	37,560
				555,274
			Other Asset-Backed Securities: 1.9%
	171,497	S	Bear Stearns Asset-Backed Securities, Inc., 0.330%, due 10/25/36	164,776
	4,171,888	S	Bear Stearns Asset-Backed Securities, Inc., 3.168%, due 10/25/36	3,042,625
	61,149	S	Countrywide Asset-Backed Certificates, 0.300%, due 05/25/47	61,045
	40,718	S	Credit-Based Asset Servicing and Securitization, LLC, 0.310%, due 11/25/36	35,270
	20,873	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.300%, due 11/25/36	20,714
	287,983	S	GSAMP Trust, 0.320%, due 12/25/36	210,715
	364,791	S	Securitized Asset-Backed Receivables, LLC Trust, 0.310%, due 12/25/36	131,769
	16,555,725	S	Small Business Administration, 5.160%, due 02/01/28	17,478,743
	1,584,093	S	Small Business Administration, 5.290%, due 12/01/27	1,695,189
	14,773,601	S	Small Business Administration, 5.471%, due 03/10/18	15,865,585
	10,162,991	S	Small Business Administration, 5.490%, due 03/01/28	10,861,215
	11,012,807	S	Small Business Administration, 5.902%, due 02/10/18	12,237,574
	6,512,500		Soundview Home Equity Loan Trust, 0.390%, due 12/25/36	5,575,260
	621,984	S	Specialty Underwriting & Residential Finance, 0.310%, due 01/25/38	556,050
	156,320	S	Structured Asset Securities Corp., 0.300%, due 10/25/36	155,698
				68,092,228
			Total Asset-Backed Securities
			(Cost $68,408,162)	70,769,505
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.7%
	300,584	S	Adjustable Rate Mortgage Trust, 2.783%, due 05/25/35	304,023
	1,453,486	S	American Home Mortgage Investment Trust, 2.250%, due 02/25/45	1,336,302
	86,558	S	American Home Mortgage Investment Trust, 2.275%, due 02/25/44	85,806
	3,500,000	S	Banc of America Commercial Mortgage, Inc., 5.741%, due 05/10/45	3,805,749
	2,143,812	S	Banc of America Funding Corp., 2.828%, due 05/25/35	2,102,569
	2,559,121	#	Banc of America Large Loan, Inc., 2.005%, due 11/15/15	2,423,622
	186,474	S	Banc of America Mortgage Securities, Inc., 2.926%, due 07/25/33	184,079
	251,606	S	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	252,821
	5,117,681	S	Bear Stearns Adjustable Rate Mortgage Trust, 2.560%, due 10/25/35	4,681,828
	157,745	S	Bear Stearns Adjustable Rate Mortgage Trust, 3.075%, due 01/25/34	154,410
	1,354,339	S	Bear Stearns Alternative-A Trust, 2.643%, due 05/25/35	1,141,586
	1,131,541	S	Bear Stearns Alternative-A Trust, 2.987%, due 09/25/35	884,794
	3,529,806	S	Bear Stearns Alternative-A Trust, 5.089%, due 11/25/36	2,237,616
	2,020,937	S	Bear Stearns Alternative-A Trust, 5.195%, due 11/25/36	1,264,183
	1,200,000	S	Bear Stearns Commercial Mortgage Securities, 5.471%, due 01/12/45	1,289,758
	775,468	S	Citigroup Mortgage Loan Trust, Inc., 2.650%, due 10/25/35	669,219
	3,700,000	S	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	3,906,131
	4,113,055	S, ^	Countrywide Alternative Loan Trust, 4.751%, due 05/25/35	472,563
	723,286	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.570%, due 03/25/35	487,523
	3,035,272	#, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.590%, due 06/25/35	2,582,410
	20,824	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 05/25/33	21,039
	400,000	S	Credit Suisse Mortgage Capital Certificates, 5.660%, due 03/15/39	430,597
	10,700,000	S	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	11,136,296
	601,343	S	Downey Savings & Loan Association Mortgage Loan Trust, 2.477%, due 07/19/44	485,231
EUR	514,699		European Loan Conduit, 1.243%, due 05/15/19	651,139
	$492,268		Federal Housing Administration, 8.175%, due 03/01/27	487,380
	641,851	S	First Horizon Alternative Mortgage Securities, 2.381%, due 03/25/35	460,250
	43,689,009	S, ^	First Horizon Alternative Mortgage Securities, 4.451%, due 01/25/36	4,900,299
	4,901,695	S	First Horizon Asset Securities, Inc., 5.681%, due 02/25/36	4,704,767
	711,401	S	GMAC Mortgage Corp. Loan Trust, 5.164%, due 11/19/35	646,801
	62,770	S	Greenpoint Mortgage Funding Trust, 0.330%, due 01/25/47	57,918
	200,000	S	Greenwich Capital Commercial Funding Corp., 4.799%, due 08/10/42	211,186
	1,900,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	2,013,768
	2,171,669	S	GSR Mortgage Loan Trust, 2.796%, due 09/25/35	2,126,603
	12,533	S	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	13,037
	4,134,151	S	Harborview Mortgage Loan Trust, 0.444%, due 01/19/38	2,730,826
	3,973,091	S	Harborview Mortgage Loan Trust, 0.494%, due 03/19/36	2,510,904
	600,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	633,641
	1,300,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	1,393,774
	178,507	S	JPMorgan Mortgage Trust, 5.750%, due 01/25/36	167,902
	1,407,682	S	Merrill Lynch Mortgage Investors Trust, 0.460%, due 02/25/36	1,081,036
	8,870,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, due 08/12/48	9,203,163
	2,700,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	2,831,776
	12,900,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.965%, due 08/12/49	13,872,005
	323,131	S	MLCC Mortgage Investors, Inc., 0.500%, due 11/25/35	279,191
	16,500,000	S	Morgan Stanley Capital I, 5.809%, due 12/12/49	17,855,703
	3,900,000	S	Morgan Stanley Capital I, 5.877%, due 06/11/49	4,160,602
	1,400,000	#, S	Morgan Stanley Reremic Trust, 5.808%, due 08/12/45	1,514,535
	58,632	#, S	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	58,971
	382,527	S	Residential Accredit Loans, Inc., 0.650%, due 03/25/33	349,929
	1,060,041	S	Residential Accredit Loans, Inc., 1.672%, due 09/25/45	679,596
	183,009	S	Residential Asset Securitization Trust, 0.650%, due 05/25/33	175,962
	94,745	S	Sequoia Mortgage Trust, 0.604%, due 07/20/33	91,240

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$81,584	S	SLM Student Loan Trust, 0.553%, due 07/25/13	$81,601
442,389	S	SLM Student Loan Trust, 0.603%, due 01/25/15	442,687
2,600,000	S	SLM Student Loan Trust, 0.803%, due 10/25/17	2,592,458
1,658,950	S	SLM Student Loan Trust, 0.983%, due 07/25/13	1,660,690
24,804,786	S	SLM Student Loan Trust, 1.803%, due 04/25/23	25,634,918
1,000,000	#, S	SLM Student Loan Trust, 2.905%, due 12/16/19	1,024,712
8,650	S	Structured Asset Mortgage Investments, Inc., 0.350%, due 09/25/47	8,582
3,507,153	S	Structured Asset Mortgage Investments, Inc., 0.470%, due 05/25/36	2,089,642
1,492,409	S	Structured Asset Mortgage Investments, Inc., 0.504%, due 07/19/35	1,317,523
3,789,000	S	Thornburg Mortgage Securities Trust, 0.350%, due 03/25/37	3,675,944
2,657,911	S	Thornburg Mortgage Securities Trust, 0.360%, due 11/25/46	2,624,780
3,415,843	#, S	Wachovia Bank Commercial Mortgage Trust, 0.345%, due 09/15/21	3,386,297
64,841	S	Washington Mutual Mortgage Pass-through Certificates, 1.712%, due 06/25/42	54,298
74,644	S	Washington Mutual Mortgage Pass-through Certificates, 1.712%, due 08/25/42	67,862
3,486,164	S	Washington Mutual Mortgage Pass-through Certificates, 2.984%, due 08/25/46	2,642,429
235,627	S	Washington Mutual Mortgage Pass-through Certificates, 2.984%, due 10/25/46	176,195
201,292	S	Wells Fargo Mortgage-Backed Securities Trust, 2.905%, due 05/25/35	200,596
		Total Collateralized Mortgage Obligations
		(Cost $159,212,251)	165,885,273
MUNICIPAL BONDS: 3.7%
		Alaska: 0.2%
9,400,000	S	Northern TOB Securitization Corp., 5.000%, due 06/01/46	5,529,738
			5,529,738
		California: 1.9%
4,500,000	S	Bay Area Toll Authority, 7.043%, due 04/01/50	4,636,395
1,200,000	S	California Infrastructure & Economic Development Bank, 6.486%, due 05/15/49	1,191,588
4,200,000	S	California State Public Works Board, 7.804%, due 03/01/35	4,154,682
2,000,000	S	California State University, 6.484%, due 11/01/41	1,988,380
600,000		Los Angeles County Public Works Financing Authority, 7.488%, due 08/01/33	624,174
800,000		Los Angeles County Public Works Financing Authority, 7.618%, due 08/01/40	803,456
7,700,000		Los Angeles Department of Airports, 6.582%, due 05/15/39	7,622,230
6,700,000	S	Los Angeles Unified School District, 4.500%, due 07/01/22	6,744,957
21,000,000	S	Southern California Public Power Authority, 5.943%, due 07/01/40	19,660,200
2,700,000		State of California, 7.600%, due 11/01/40	2,955,069
700,000	S	State of California, 7.500%, due 04/01/34	755,727
1,200,000	S	State of California, 5.650%, due 04/01/39	1,258,428
1,300,000	S	State of California, 7.550%, due 04/01/39	1,419,600
1,800,000	S	Tobacco Securitization Authority of Southern California, 5.125%, due 06/01/46	1,090,764
600,000		University of California, 6.398%, due 05/15/31	590,580
800,000		University of California, 6.548%, due 05/15/48	786,336
9,300,000	S	University of California, 6.270%, due 05/15/31	9,393,279
			65,675,845
		Connecticut: 0.2%
8,700,000	S	State of Connecticut, 5.850%, due 03/15/32	9,009,720
			9,009,720
		Illinois: 0.4%
6,800,000	S	Chicago Transit Authority, 6.899%, due 12/01/40	6,691,540
700,000	S	Chicago Transit Authority, 6.300%, due 12/01/21	734,678
570,000	S	City of Chicago, 5.000%, due 01/01/35	489,915
1,200,000	S	State of Illinois, 6.725%, due 04/01/35	1,152,324
1,000,000	S	State of Illinois, 6.900%, due 03/01/35	990,680
3,400,000	S	State of Illinois, 4.071%, due 01/01/14	3,404,284
			13,463,421
		Nebraska: 0.0%
1,500,000	S	Public Power Generation Agency, 7.242%, due 01/01/41	1,485,795
			1,485,795
		Nevada: 0.1%
2,300,000	S	County of Clark NV, 6.820%, due 07/01/45	2,272,630
			2,272,630
		New Jersey: 0.3%
8,100,000	S	New Jersey Economic Development Authority, 1.310%, due 06/15/13	8,101,215
2,945,000		New Jersey State Turnpike Authority, 7.102%, due 01/01/41	3,188,993
			11,290,208
		New York: 0.4%
5,900,000		New York City Municipal Water Finance Authority, 5.882%, due 06/15/44	5,875,574
5,900,000		New York City Municipal Water Finance Authority, 6.282%, due 06/15/42	5,868,907
870,000	S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	791,804
			12,536,285
		Pennsylvania: 0.2%
2,700,000	S	Pennsylvania Economic Development Financing Authority, 6.532%, due 06/15/39	2,585,682
4,000,000	S	University of Pittsburgh, 5.000%, due 09/15/28	4,154,120
			6,739,802
		Texas: 0.0%
1,300,000	S	Texas State Transportation Commission, 5.178%, due 04/01/30	1,278,914
			1,278,914
		Washington: 0.0%
1,560,000	S, Z	State of Washington, 3.809%, due 12/01/20	1,067,024
			1,067,024
		Total Municipal Bonds
		(Cost $132,930,151)	130,349,382

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
OTHER BONDS: 3.9%
			Foreign Government Bonds: 3.9%
EUR	1,100,000	#	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, due 09/15/17	$1,495,777
BRL	2,773,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	1,713,784
BRL	56,500,000	L	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	31,534,423
CAD	4,500,000	#	Canada Housing Trust No 1, 2.750%, due 12/15/15	4,614,786
CAD	800,000		Canada Housing Trust No 1, 3.350%, due 12/15/20	803,400
CAD	1,000,000	#	Canada Housing Trust No 1, 3.950%, due 12/15/11	1,050,830
$5,300,000			Canada Housing Trust No 1, 4.000%, due 06/15/12	5,625,927
CAD	5,300,000		Canada Housing Trust No 1, 4.550%, due 12/15/12	5,718,697
CAD	4,100,000		Canada Housing Trust No 1, 4.800%, due 06/15/12	4,392,223
CAD	9,800,000		Canadian Government International Bond, 1.750%, due 03/01/13	10,099,004
CAD	4,600,000	S	Canadian Government International Bond, 2.000%, due 12/01/14	4,678,905
CAD	9,300,000		Canadian Government International Bond, 2.500%, due 09/01/13	9,708,835
CAD	1,300,000		Canadian Government International Bond, 3.000%, due 12/01/15	1,361,091
CAD	200,000	S	Canadian Government International Bond, 4.500%, due 06/01/15	222,391
$2,400,000		#, S	Export-Import Bank of China, 4.875%, due 07/21/15	2,586,878
	2,000,000		Federative Republic of Brazil, 12.500%, due 01/05/22	1,427,128
	1,100,000	#, S	Korea Housing Finance Corp., 4.125%, due 12/15/15	1,125,599
MXN	26,700,000		Mexican Bonos, 6.000%, due 06/18/15	2,185,189
$750,000		S	Panama Government International Bond, 8.875%, due 09/30/27	1,016,250
	4,900,000		Province of Ontario Canada, 1.375%, due 01/27/14	4,890,421
	1,200,000	L	Province of Ontario Canada, 1.875%, due 09/15/15	1,179,263
CAD	600,000		Province of Ontario Canada, 4.200%, due 03/08/18	642,665
CAD	11,300,000		Province of Ontario Canada, 4.200%, due 06/02/20	11,828,227
CAD	2,000,000		Province of Ontario Canada, 4.300%, due 03/08/17	2,169,056
CAD	4,200,000		Province of Ontario Canada, 4.400%, due 06/02/19	4,504,245
CAD	2,000,000		Province of Ontario Canada, 4.600%, due 06/02/39	2,089,902
CAD	1,200,000		Province of Ontario Canada, 5.500%, due 06/02/18	1,380,080
CAD	7,200,000	S	Province of Ontario Canada, 6.500%, due 03/08/29	9,286,478
$200,000			Province of Quebec, 4.500%, due 12/01/16	219,237
CAD	200,000		Province of Quebec Canada, 4.500%, due 12/01/20	212,963
RUB	500,000		Russian Foreign Bond - Eurobond, 3.625%, due 04/29/15	508,125
$4,000,000		#, S	Societe Financement de l’Economie Francaise, 0.503%, due 07/16/12	4,015,200
	975,000	S	South Africa Government International Bond, 5.875%, due 05/30/22	1,051,781
	180,000	S	South Africa Government International Bond, 6.500%, due 06/02/14	202,050
			Total Other Bonds
			(Cost $126,352,666)	135,540,810

Shares			Value
COMMON STOCK: 0.0%
		Financials: 0.0%
3,923	@, L	American International Group, Inc.	$137,854
		Total Common Stock
		(Cost $213,589)	137,854
PREFERRED STOCK: 1.2%
		Consumer Discretionary: 0.0%
192,000	@, P, S	Motors Liquidation Co.	1,404,000
			1,404,000
		Financials: 1.2%
94,400	S	American International Group, Inc.	423,856
39,000	S	Wells Fargo & Co.	40,372,800
			40,796,656
		Total Preferred Stock
		(Cost $32,111,996)	42,200,656

# of Contracts			Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
		Options on Exchange-Traded Futures Contracts 0.0%
1,456	@	Put Option CME
		90-Day Eurodollar June Futures
		Strike @ $94.000 - Exp 06/13/11	$9,100
1,456	@	Put Option CME
		90-Day Eurodollar June Futures
		Strike @ $94.500 - Exp 06/13/11	9,100
1,551	@	Put Option CME
		90-Day Eurodollar June Futures
		Strike @ $95.750 - Exp 06/13/11	9,694

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

# of Contracts				Value
		Options on Exchange-Traded Futures Contracts (continued)
1,200	@	Put Option CME
		90-Day Eurodollar June Futures
		Strike @ $96.000 - Exp 06/13/11		$7,500
776	@	Put Option CME
		90-Day Eurodollar June Futures
		Strike @ $96.500 - Exp 06/13/11		4,850
462	@	Put Option CME
		90-Day Eurodollar June Futures
		Strike @ $96.750 - Exp 06/13/11		2,887
1,150	@	Put Option CME
		90-Day Eurodollar June Futures
		Strike @ $97.250 - Exp 06/13/11		7,187
1,200	@	Put Option CME
		90-Day Eurodollar June Futures
		Strike @ $97.500 - Exp 06/13/11		7,500
735	@	Put Option CME
		90-Day Eurodollar September Futures
		Strike @ $96.750 - Exp 09/19/11		4,594
420	@	Put Option CME
		90-Day Eurodollar September Futures
		Strike @ $97.000 - Exp 09/19/11		2,625
1,260	@	Put Option CME
		90-Day Eurodollar September Futures
		Strike @ $97.250 - Exp 09/19/11		7,875
		Total Positions in Purchased Options
		(Cost $102,078)		72,912
		Total Long-Term Investments
		(Cost $2,805,567,469)		2,915,299,841

Principal Amount				Value
SHORT-TERM INVESTMENTS: 32.4%
		Commercial Paper: 2.0%
$3,100,000		Itau Unibanco, 1.540%, due 12/05/11		$3,067,326
3,400,000		Kells Funding LLC, 0.240%, due 04/19/11		3,399,563
61,900,000		Kells Funding LLC, 0.270%, due 04/04/11		61,898,143
2,800,000	±, S	Lehman Brothers Holdings, Inc., 9.740%, due 11/24/08		724,500
		Total Commercial Paper
		(Cost $69,089,532)		69,089,532
		U.S. Treasury Bills: 29.9%
30,643,000		0.060%, due 06/16/11		30,638,802
200,000		0.090%, due 07/07/11		199,950
386,000,000		0.090%, due 07/14/11		385,899,640
1,100,000		0.090%, due 07/21/11		1,099,688
10,800,000		0.100%, due 07/28/11		10,796,566
36,200,000		0.100%, due 08/04/11		36,187,439
136,600,000		0.120%, due 08/18/11		136,534,159
199,825,000		0.130%, due 08/25/11		199,719,692
93,600,000		0.130%, due 09/01/11		93,546,367
14,000,000		0.140%, due 09/08/11		13,991,292
122,200,000		0.150%, due 09/15/11		122,115,071
12,000,000		0.150%, due 09/22/11		11,991,011
		Total U.S. Treasury Bills
		(Cost $1,042,719,677)		1,042,719,677

Shares				Value
		Securities Lending Collateral(cc): 0.5%
15,269,052		BNY Mellon Overnight Government Fund (1)		$15,269,052
2,280,616	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,824,493
		Total Securities Lending Collateral
		(Cost $17,549,668)		17,093,545
		Total Short-Term Investments
		(Cost $1,129,358,877)		1,128,902,754
		Total Investments in Securities
		(Cost $3,934,926,346)*	115.9%	$4,044,202,595
		Other Assets and Liabilities - Net	(15.9)	(553,357,952)
		Net Assets	100.0%	$3,490,844,643

	@	Non-income producing security
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

by the Funds’ Board of Directors/Trustees.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted security
L	Loaned security, a portion or all of the security is on loan at March 31, 2011.
±	Defaulted security
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
*	Cost for federal income tax purposes is $3,935,194,392.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$148,921,763
	Gross Unrealized Depreciation	(39,913,558)
	Net Unrealized Appreciation	$109,008,205

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$137,854	$—	$—	$137,854
Preferred Stock	40,372,800	1,827,856	—	42,200,656
Positions In Purchased Options	72,912	—	—	72,912
Corporate Bonds/Notes	9,043,404	1,232,059,968	—	1,241,103,372
U.S. Government Agency Obligations	—	1,081,147,011	—	1,081,147,011
U.S. Treasury Obligations	—	48,093,066	—	48,093,066
Asset-Backed Securities	—	70,769,505	—	70,769,505
Collateralized Mortgage Obligations	—	165,397,893	487,380	165,885,273
Municipal Bonds	—	130,349,382	—	130,349,382
Other Bonds	—	135,540,810	—	135,540,810
Short-Term Investments	15,269,052	1,111,809,209	1,824,493	1,128,902,754
Total Investments, at value	$64,896,022	$3,976,994,700	$2,311,873	$4,044,202,595
Other Financial Instruments+:
Forward foreign currency contracts	—	7,758,649	—	7,758,649
Futures	2,261,087	—	—	2,261,087
Swaps, at fair value	—	20,436,701	—	20,436,701
Total Assets	$67,157,109	$4,005,190,050	$2,311,873	$4,074,659,032

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(6,005,797)	$—	$(6,005,797)
Futures	(4,012,057)	—	—	(4,012,057)
Swaps, at fair value	—	(1,277,450)	—	(1,277,450)
Written options	—	(13,937,796)	—	(13,937,796)
Total Liabilities	$(4,012,057)	$(21,221,043)	$—	$(25,233,100)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Collateralized Mortgage Obligations	$582,999	$—	$(90,164)	$(110)	$(132)	$(5,213)	$—	$—	$487,380
Short-Term Investments	1,824,493	—	—	—	—	—	—	—	1,824,493
Total Investments, at value	$2,407,492	$—	$(90,164)	$(110)	$(132)	$(5,213)	$—	$—	$2,311,873

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $(5,213).

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Swiss Franc
	CHF 679,000	BUY	5/5/11	$726,970	$739,414	$12,444
Barclays Bank PLC	Danish Krone
	DKK 1,446,000	BUY	5/5/11	272,936	274,686	1,750
Barclays Bank PLC	Norwegian Krone
	NOK 4,475,000	BUY	5/5/11	795,319	807,679	12,360
Barclays Bank PLC	Swedish Krona
	SEK 1,271,000	BUY	5/5/11	198,950	201,014	2,064
Barclays Bank PLC	Singapore Dollar
	SGD 900,000	BUY	9/9/11	703,909	714,280	10,371
Barclays Bank PLC	South African Rand
	ZAR 4,560,900	BUY	9/13/11	600,000	657,775	57,775
Barclays Bank PLC	Brazilian Real
	BRL 60,564,480	BUY	4/4/11	35,697,560	37,067,649	1,370,089
Barclays Bank PLC	Chinese Yuan
	CNY 10,148,460	BUY	4/7/11	1,533,000	1,550,319	17,319
Barclays Bank PLC	Chinese Yuan
	CNY 12,927,326	BUY	4/7/11	1,951,000	1,974,829	23,829
Barclays Bank PLC	Chinese Yuan
	CNY 13,294,368	BUY	4/7/11	2,007,000	2,030,900	23,900
Barclays Bank PLC	Chinese Yuan
	CNY 10,148,460	BUY	4/7/11	1,533,000	1,550,319	17,319
Barclays Bank PLC	Chinese Yuan
	CNY 3,859,000	BUY	11/15/11	600,623	596,139	(4,484)
Barclays Bank PLC	Chinese Yuan
	CNY 12,266,000	BUY	11/15/11	1,887,658	1,894,853	7,195
Barclays Bank PLC	Chinese Yuan
	CNY 3,385,089	BUY	2/13/12	529,450	525,293	(4,157)
Barclays Bank PLC	Indonesian Rupiah
	IDR 5,417,200,000	BUY	7/27/11	580,000	609,538	29,538
Barclays Bank PLC	Indonesian Rupiah
	IDR 11,843,974,500	BUY	7/27/11	1,282,509	1,332,672	50,163
Barclays Bank PLC	Indonesian Rupiah
	IDR 3,531,200,000	BUY	4/15/11	400,000	404,563	4,563
Barclays Bank PLC	Indonesian Rupiah
	IDR 882,200,000	BUY	4/15/11	100,000	101,072	1,072
Barclays Bank PLC	Indian Rupee
	INR 182,340,000	BUY	5/9/11	3,935,679	4,058,647	122,968
Barclays Bank PLC	Indian Rupee
	INR 202,730,000	BUY	8/12/11	4,320,759	4,433,016	112,257
Barclays Bank PLC	Indian Rupee
	INR 22,910,000	BUY	5/9/11	500,000	509,946	9,946
Barclays Bank PLC	Indian Rupee
	INR 31,815,000	BUY	5/9/11	700,000	708,160	8,160
Barclays Bank PLC	South Korean Won
	KRW 248,700,000	BUY	5/9/11	221,401	226,166	4,765

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	South Korean Won
	KRW 447,600,000	BUY	5/9/11	$400,000	$407,045	$7,045
Barclays Bank PLC	Mexican Peso
	MXN 6,085,750	BUY	7/7/11	500,000	507,053	7,053
Barclays Bank PLC	Malaysian Ringgit
	MYR 2,100,000	BUY	8/11/11	676,655	686,978	10,323
Barclays Bank PLC	Malaysian Ringgit
	MYR 2,100,000	BUY	8/11/11	679,986	686,978	6,992
Barclays Bank PLC	Malaysian Ringgit
	MYR 2,000,000	BUY	8/11/11	649,878	654,265	4,387
Barclays Bank PLC	Philippine Peso
	PHP 22,425,000	BUY	6/15/11	500,000	514,951	14,951
Barclays Bank PLC	Philippine Peso
	PHP 58,090,500	BUY	6/15/11	1,300,000	1,333,947	33,947
Barclays Bank PLC	Philippine Peso
	PHP 17,800,000	BUY	6/15/11	400,000	408,746	8,746
Barclays Bank PLC	Philippine Peso
	PHP 57,785,000	BUY	6/15/11	1,300,000	1,326,932	26,932
Barclays Bank PLC	Philippine Peso
	PHP 57,681,000	BUY	6/15/11	1,300,000	1,324,544	24,544
Barclays Bank PLC	Philippine Peso
	PHP 12,744,000	BUY	4/15/11	300,000	293,413	(6,587)
Barclays Bank PLC	Philippine Peso
	PHP 19,300,000	BUY	11/15/11	435,077	440,300	5,223
Barclays Bank PLC	Philippine Peso
	PHP 8,100,000	BUY	11/15/11	183,673	184,789	1,116
Barclays Bank PLC	Philippine Peso
	PHP 8,200,000	BUY	11/15/11	185,143	187,070	1,927
Barclays Bank PLC	Philippine Peso
	PHP 8,200,000	BUY	11/15/11	184,477	187,070	2,593
Barclays Bank PLC	Philippine Peso
	PHP 6,345,000	BUY	11/15/11	141,693	144,751	3,058
Barclays Bank PLC	Russian Ruble
	RUB 20,279,000	BUY	4/1/11	700,000	713,246	13,246
Barclays Bank PLC	Russian Ruble
	RUB 28,970,000	BUY	7/1/11	1,014,001	1,011,325	(2,676)
Barclays Bank PLC	Taiwan New Dollar
	TWD 79,567,470	BUY	1/11/12	2,776,255	2,730,489	(45,766)
BNP Paribas Bank	EU Euro
	EUR 1,129,000	BUY	4/19/11	1,600,709	1,599,452	(1,257)
Citigroup, Inc.	Indonesian Rupiah
	IDR 3,335,500,000	BUY	7/27/11	350,000	375,307	25,307
Citigroup, Inc.	Indonesian Rupiah
	IDR 2,196,500,000	BUY	7/27/11	230,000	247,148	17,148
Citigroup, Inc.	Indonesian Rupiah
	IDR 5,883,520,000	BUY	4/15/11	640,000	674,063	34,063
Citigroup, Inc.	Indonesian Rupiah
	IDR 13,311,000,000	BUY	7/27/11	1,457,941	1,497,740	39,799
Citigroup, Inc.	South Korean Won
	KRW 869,000,000	BUY	5/9/11	774,648	790,263	15,615
Citigroup, Inc.	South Korean Won
	KRW 561,000,000	BUY	5/9/11	500,000	510,170	10,170
Citigroup, Inc.	South Korean Won
	KRW 389,410,000	BUY	5/9/11	350,000	354,127	4,127

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	South Korean Won
	KRW 393,750,000	BUY	5/9/11	$350,000	$358,074	$8,074
Citigroup, Inc.	South Korean Won
	KRW 570,100,000	BUY	5/9/11	500,000	518,446	18,446
Citigroup, Inc.	Malaysian Ringgit
	MYR 3,750,000	BUY	8/11/11	1,211,984	1,226,746	14,762
Citigroup, Inc.	Malaysian Ringgit
	MYR 2,100,000	BUY	8/11/11	680,934	686,978	6,044
Citigroup, Inc.	Malaysian Ringgit
	MYR 3,100,000	BUY	8/11/11	1,005,286	1,014,110	8,824
Citigroup, Inc.	Malaysian Ringgit
	MYR 3,100,000	BUY	8/11/11	1,007,573	1,014,110	6,537
Citigroup, Inc.	Philippine Peso
	PHP 8,550,000	BUY	4/15/11	200,000	196,852	(3,148)
Citigroup, Inc.	Philippine Peso
	PHP 51,560,200	BUY	6/15/11	1,208,631	1,183,990	(24,641)
Citigroup, Inc.	Philippine Peso
	PHP 12,810,000	BUY	6/15/11	300,000	294,159	(5,841)
Citigroup, Inc.	Philippine Peso
	PHP 12,930,000	BUY	11/15/11	300,000	294,978	(5,022)
Citigroup, Inc.	Philippine Peso
	PHP 17,358,000	BUY	11/15/11	400,000	395,996	(4,004)
Citigroup, Inc.	Philippine Peso
	PHP 21,750,000	BUY	11/15/11	500,000	496,193	(3,807)
Citigroup, Inc.	Philippine Peso
	PHP 21,805,000	BUY	4/15/11	500,000	502,029	2,029
Citigroup, Inc.	Philippine Peso
	PHP 26,334,000	BUY	11/15/11	600,000	600,770	770
Citigroup, Inc.	Philippine Peso
	PHP 26,730,000	BUY	11/15/11	600,000	609,804	9,804
Citigroup, Inc.	Philippine Peso
	PHP 22,105,000	BUY	11/15/11	500,000	504,292	4,292
Citigroup, Inc.	Philippine Peso
	PHP 16,000,000	BUY	11/15/11	360,929	365,015	4,086
Citigroup, Inc.	Singapore Dollar
	SGD 514,560	BUY	6/9/11	400,000	408,276	8,276
Citigroup, Inc.	Indonesian Rupiah
	IDR 12,143,100,000	BUY	7/27/11	1,306,131	1,366,329	60,198
Citigroup, Inc.	South Korean Won
	KRW 964,100,000	BUY	5/9/11	853,564	876,747	23,183
Citigroup, Inc.	South Korean Won
	KRW 595,000,000	BUY	5/9/11	531,250	541,089	9,839
Citigroup, Inc.	Philippine Peso
	PHP 20,940,000	BUY	6/15/11	476,234	480,851	4,617
Citigroup, Inc.	Philippine Peso
	PHP 22,200,000	BUY	6/15/11	505,464	509,784	4,320
Citigroup, Inc.	Philippine Peso
	PHP 17,000,000	BUY	6/15/11	391,164	390,375	(789)
Citigroup, Inc.	Canadian Dollar
	CAD 24,928,000	BUY	6/20/11	25,508,027	25,664,180	156,153
Citigroup, Inc.	EU Euro
	EUR 443,000	BUY	4/19/11	619,339	627,597	8,258

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Indonesian Rupiah
	IDR 22,911,020,000	BUY	1/31/12	$2,525,187	$2,493,177	$(32,010)
Citigroup, Inc.	Mexican Peso
	MXN 428,888,564	BUY	7/7/11	35,324,183	35,734,154	409,971
Citigroup, Inc.	Mexican Peso
	MXN 12,136,500	BUY	7/7/11	1,000,000	1,011,189	11,189
Citigroup, Inc.	Mexican Peso
	MXN 1,360,000	BUY	7/7/11	110,655	113,313	2,658
Citigroup, Inc.	Singapore Dollar
	SGD 600,000	BUY	9/9/11	469,643	476,187	6,544
Citigroup, Inc.	Singapore Dollar
	SGD 1,100,000	BUY	9/9/11	859,442	873,009	13,567
Citigroup, Inc.	South African Rand
	ZAR 696,300	BUY	7/28/11	100,000	101,128	1,128
Credit Suisse First Boston	Canadian Dollar
	CAD 2,370,000	BUY	6/20/11	2,396,457	2,439,991	43,534
Deutsche Bank AG	Chinese Yuan
	CNY 137,557,951	BUY	2/1/13	21,707,109	21,772,310	65,201
Deutsche Bank AG	Indonesian Rupiah
	IDR 13,469,000,000	BUY	10/31/11	1,452,183	1,490,062	37,879
Deutsche Bank AG	Philippine Peso
	PHP 21,030,000	BUY	6/15/11	479,480	482,917	3,437
Deutsche Bank AG	Taiwan New Dollar
	TWD 18,000,000	BUY	4/6/11	605,042	612,185	7,143
Deutsche Bank AG	Taiwan New Dollar
	TWD 12,512,772	BUY	4/6/11	422,087	425,563	3,476
Deutsche Bank AG	Chinese Yuan
	CNY 60,288,237	BUY	4/7/11	8,979,481	9,209,869	230,388
Deutsche Bank AG	Mexican Peso
	MXN 2,473,700	BUY	7/7/11	200,000	206,104	6,104
Deutsche Bank AG	Singapore Dollar
	SGD 1,880,000	BUY	6/9/11	1,441,033	1,491,681	50,648
Deutsche Bank AG	Singapore Dollar
	SGD 1,031,320	BUY	6/9/11	792,652	818,298	25,646
Deutsche Bank AG	Singapore Dollar
	SGD 1,500,000	BUY	9/9/11	1,176,148	1,190,467	14,319
Deutsche Bank AG	Philippine Peso
	PHP 12,963,000	BUY	6/15/11	300,000	297,673	(2,327)
Deutsche Bank AG	Philippine Peso
	PHP 22,025,000	BUY	11/15/11	500,000	502,467	2,467
Deutsche Bank AG	Taiwan New Dollar
	TWD 12,600,000	BUY	4/6/11	410,758	428,529	17,771
Goldman Sachs & Co.	South Korean Won
	KRW 200,476,800	BUY	5/9/11	176,663	182,312	5,649
Goldman Sachs & Co.	South Korean Won
	KRW 1,690,950,000	BUY	8/12/11	1,500,000	1,528,741	28,741
Goldman Sachs & Co.	Philippine Peso
	PHP 26,352,000	BUY	11/15/11	600,000	601,180	1,180
Goldman Sachs & Co.	Singapore Dollar
	SGD 643,450	BUY	6/9/11	500,000	510,544	10,544
Goldman Sachs & Co.	Singapore Dollar
	SGD 520,000	BUY	6/9/11	400,000	412,593	12,593
Goldman Sachs & Co.	Singapore Dollar
	SGD 523,600	BUY	6/9/11	400,000	415,449	15,449

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Goldman Sachs & Co.	South Korean Won
	KRW 447,600,000	BUY	5/9/11	$400,000	$407,045	$7,045
Goldman Sachs & Co.	Singapore Dollar
	SGD 387,540	BUY	6/9/11	300,000	307,493	7,493
Goldman Sachs & Co.	Singapore Dollar
	SGD 518,320	BUY	6/9/11	400,000	411,260	11,260
Goldman Sachs & Co.	Singapore Dollar
	SGD 646,750	BUY	6/9/11	500,000	513,162	13,162
Goldman Sachs & Co.	Singapore Dollar
	SGD 6,229,094	BUY	6/9/11	4,862,528	4,942,457	79,929
HSBC Bank USA	Brazilian Real
	BRL 60,564,480	BUY	6/2/11	35,769,242	36,590,125	820,883
HSBC Bank USA	Chinese Yuan
	CNY 10,194,800	BUY	4/7/11	1,540,000	1,557,398	17,398
HSBC Bank USA	Chinese Yuan
	CNY 10,194,800	BUY	4/7/11	1,540,000	1,557,398	17,398
HSBC Bank USA	Indonesian Rupiah
	IDR 5,801,100,000	BUY	7/27/11	610,000	652,734	42,734
HSBC Bank USA	Indonesian Rupiah
	IDR 5,679,000,000	BUY	7/27/11	600,000	638,995	38,995
HSBC Bank USA	Indonesian Rupiah
	IDR 5,394,000,000	BUY	7/27/11	580,000	606,927	26,927
HSBC Bank USA	Indonesian Rupiah
	IDR 2,940,900,000	BUY	7/27/11	316,634	330,907	14,273
HSBC Bank USA	Indonesian Rupiah
	IDR 12,493,100,000	BUY	7/27/11	1,347,110	1,405,711	58,601
HSBC Bank USA	South Korean Won
	KRW 470,000,000	BUY	5/9/11	418,671	427,415	8,744
HSBC Bank USA	South Korean Won
	KRW 803,250,000	BUY	5/9/11	700,000	730,471	30,471
HSBC Bank USA	Mexican Peso
	MXN 6,138,500	BUY	7/7/11	500,000	511,448	11,448
HSBC Bank USA	Mexican Peso
	MXN 3,663,150	BUY	7/7/11	300,000	305,206	5,206
HSBC Bank USA	Mexican Peso
	MXN 9,773,680	BUY	7/7/11	800,000	814,324	14,324
HSBC Bank USA	Mexican Peso
	MXN 8,592,500	BUY	7/7/11	700,000	715,910	15,910
HSBC Bank USA	Mexican Peso
	MXN 2,435,500	BUY	7/7/11	200,000	202,921	2,921
HSBC Bank USA	Mexican Peso
	MXN 7,321,500	BUY	7/7/11	600,000	610,013	10,013
HSBC Bank USA	Mexican Peso
	MXN 3,663,600	BUY	7/7/11	300,000	305,244	5,244
HSBC Bank USA	Mexican Peso
	MXN 2,452,200	BUY	7/7/11	200,000	204,312	4,312
HSBC Bank USA	Mexican Peso
	MXN 4,869,400	BUY	7/7/11	400,000	405,709	5,709
HSBC Bank USA	Mexican Peso
	MXN 7,283,700	BUY	7/7/11	600,000	606,864	6,864
HSBC Bank USA	Mexican Peso
	MXN 6,071,750	BUY	7/7/11	500,000	505,886	5,886

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

HSBC Bank USA	Malaysian Ringgit
	MYR 3,538,633	BUY	8/11/11	$1,149,840	$1,157,601	$7,761
HSBC Bank USA	Philippine Peso
	PHP 15,799,000	BUY	6/15/11	360,955	362,797	1,842
HSBC Bank USA	Turkish Lira
	TRY 15,179,203	BUY	7/27/11	9,543,067	9,626,042	82,975
HSBC Bank USA	South African Rand
	ZAR 696,650	BUY	7/28/11	100,000	101,178	1,178
JPMorgan Chase & Co.	Indonesian Rupiah
	IDR 2,454,400,000	BUY	7/27/11	260,000	276,167	16,167
JPMorgan Chase & Co.	Indonesian Rupiah
	IDR 4,615,000,000	BUY	4/15/11	500,000	528,731	28,731
JPMorgan Chase & Co.	Indonesian Rupiah
	IDR 1,768,000,000	BUY	4/15/11	200,000	202,556	2,556
JPMorgan Chase & Co.	Indonesian Rupiah
	IDR 883,500,000	BUY	4/15/11	100,000	101,221	1,221
JPMorgan Chase & Co.	Indian Rupee
	INR 22,760,000	BUY	5/9/11	500,000	506,607	6,607
JPMorgan Chase & Co.	Philippine Peso
	PHP 4,358,000	BUY	6/15/11	100,000	100,074	74
JPMorgan Chase & Co.	Philippine Peso
	PHP 8,720,000	BUY	6/15/11	200,000	200,240	240
JPMorgan Chase & Co.	Russian Ruble
	RUB 8,691,000	BUY	4/1/11	300,000	305,677	5,677
JPMorgan Chase & Co.	Chinese Yuan
	CNY 9,480,000	BUY	11/15/11	1,475,946	1,464,472	(11,474)
JPMorgan Chase & Co.	Chinese Yuan
	CNY 1,517,000	BUY	11/15/11	235,779	234,346	(1,433)
JPMorgan Chase & Co.	Indonesian Rupiah
	IDR 6,946,000,000	BUY	7/27/11	756,727	781,557	24,830
JPMorgan Chase & Co.	Indonesian Rupiah
	IDR 3,505,600,000	BUY	4/15/11	400,000	401,630	1,630
JPMorgan Chase & Co.	Indian Rupee
	INR 64,380,400	BUY	5/9/11	1,400,000	1,433,023	33,023
JPMorgan Chase & Co.	Indian Rupee
	INR 32,578,000	BUY	5/9/11	700,000	725,143	25,143
JPMorgan Chase & Co.	South Korean Won
	KRW 1,083,400,000	BUY	5/9/11	955,352	985,237	29,885
JPMorgan Chase & Co.	South Korean Won
	KRW 558,200,000	BUY	5/9/11	500,000	507,624	7,624
JPMorgan Chase & Co.	South Korean Won
	KRW 445,240,000	BUY	5/9/11	400,000	404,899	4,899
JPMorgan Chase & Co.	South Korean Won
	KRW 685,560,000	BUY	5/9/11	600,000	623,444	23,444
JPMorgan Chase & Co.	South Korean Won
	KRW 681,600,000	BUY	5/9/11	600,000	619,843	19,843
JPMorgan Chase & Co.	South Korean Won
	KRW 680,220,000	BUY	5/9/11	600,000	618,588	18,588
JPMorgan Chase & Co.	South Korean Won
	KRW 463,880,000	BUY	5/9/11	400,000	421,850	21,850
JPMorgan Chase & Co.	South Korean Won
	KRW 12,996,614,000	BUY	5/9/11	11,221,390	11,819,043	597,653
JPMorgan Chase & Co.	South Korean Won
	KRW 226,400,000	BUY	5/9/11	200,000	205,887	5,887

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	Malaysian Ringgit
	MYR 2,000,000	BUY	8/11/11	$649,035	$654,265	$5,230
JPMorgan Chase & Co.	Philippine Peso
	PHP 22,400,000	BUY	6/15/11	500,000	514,377	14,377
JPMorgan Chase & Co.	Philippine Peso
	PHP 26,952,000	BUY	6/15/11	600,000	618,906	18,906
JPMorgan Chase & Co.	Philippine Peso
	PHP 21,604,000	BUY	6/15/11	492,680	496,098	3,418
JPMorgan Chase & Co.	Philippine Peso
	PHP 21,600,000	BUY	6/15/11	500,000	496,006	(3,994)
JPMorgan Chase & Co.	Philippine Peso
	PHP 8,536,000	BUY	4/15/11	200,000	196,529	(3,471)
JPMorgan Chase & Co.	Philippine Peso
	PHP 21,875,000	BUY	4/15/11	500,000	503,641	3,641
JPMorgan Chase & Co.	Philippine Peso
	PHP 35,280,000	BUY	11/15/11	800,000	804,859	4,859
JPMorgan Chase & Co.	Philippine Peso
	PHP 22,185,000	BUY	11/15/11	500,000	506,117	6,117
JPMorgan Chase & Co.	Philippine Peso
	PHP 17,416,000	BUY	6/15/11	400,000	399,928	(72)
JPMorgan Chase & Co.	Singapore Dollar
	SGD 644,100	BUY	6/9/11	500,000	511,059	11,059
JPMorgan Chase & Co.	Singapore Dollar
	SGD 514,360	BUY	6/9/11	400,000	408,117	8,117
JPMorgan Chase & Co.	Singapore Dollar
	SGD 519,880	BUY	6/9/11	400,000	412,497	12,497
JPMorgan Chase & Co.	Singapore Dollar
	SGD 655,000	BUY	6/9/11	500,000	519,708	19,708
JPMorgan Chase & Co.	Singapore Dollar
	SGD 700,000	BUY	9/9/11	547,249	555,551	8,302
JPMorgan Chase & Co.	Singapore Dollar
	SGD 300,000	BUY	9/9/11	234,212	238,093	3,881
JPMorgan Chase & Co.	Singapore Dollar
	SGD 1,856,551	BUY	9/9/11	1,457,971	1,473,441	15,470
JPMorgan Chase & Co.	Taiwan New Dollar
	TWD 36,454,698	BUY	4/6/11	1,204,716	1,239,834	35,118
JPMorgan Chase & Co.	South African Rand
	ZAR 696,950	BUY	4/28/11	100,000	102,614	2,614
JPMorgan Chase & Co.	South African Rand
	ZAR 80,141,349	BUY	7/28/11	11,714,859	11,639,372	(75,487)
JPMorgan Chase & Co.	South Korean Won
	KRW 449,080,000	BUY	5/9/11	400,000	408,391	8,391
JPMorgan Chase & Co.	Philippine Peso
	PHP 12,930,000	BUY	11/15/11	300,000	294,978	(5,022)
Morgan Stanley	Brazilian Real
	BRL 1,115,700	BUY	9/2/11	600,000	659,906	59,906
Morgan Stanley	Chinese Yuan
	CNY 10,361,500	BUY	4/7/11	1,564,000	1,582,864	18,864
Morgan Stanley	Indonesian Rupiah
	IDR 1,842,000,000	BUY	4/15/11	200,000	211,034	11,034
Morgan Stanley	Indian Rupee
	INR 46,070,000	BUY	5/9/11	1,000,000	1,025,457	25,457

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Morgan Stanley	Indian Rupee
	INR 46,160,000	BUY	5/9/11	$1,000,000	$1,027,461	$27,461
Morgan Stanley	South Korean Won
	KRW 1,123,130,000	BUY	5/9/11	1,000,000	1,021,368	21,368
Morgan Stanley	South Korean Won
	KRW 1,121,130,000	BUY	5/9/11	1,000,000	1,019,549	19,549
Morgan Stanley	South Korean Won
	KRW 564,350,000	BUY	5/9/11	500,000	513,216	13,216
Morgan Stanley	South Korean Won
	KRW 564,625,000	BUY	5/9/11	500,000	513,467	13,467
Morgan Stanley	South Korean Won
	KRW 338,445,000	BUY	5/9/11	300,000	307,780	7,780
Morgan Stanley	South Korean Won
	KRW 449,600,000	BUY	5/9/11	400,000	408,864	8,864
Morgan Stanley	South Korean Won
	KRW 556,750,000	BUY	5/9/11	500,000	506,305	6,305
Morgan Stanley	South Korean Won
	KRW 1,109,000,000	BUY	5/9/11	1,000,000	1,008,518	8,518
Morgan Stanley	South Korean Won
	KRW 150,220,000	BUY	8/12/11	133,618	135,810	2,192
Morgan Stanley	South Korean Won
	KRW 336,750,000	BUY	5/9/11	300,000	306,238	6,238
Morgan Stanley	South Korean Won
	KRW 560,300,000	BUY	5/9/11	500,000	509,533	9,533
Morgan Stanley	South Korean Won
	KRW 903,440,000	BUY	5/9/11	800,000	821,583	21,583
Morgan Stanley	South Korean Won
	KRW 225,800,000	BUY	5/9/11	200,000	205,341	5,341
Morgan Stanley	South Korean Won
	KRW 790,440,000	BUY	5/9/11	700,000	718,821	18,821
Morgan Stanley	South Korean Won
	KRW 1,009,035,000	BUY	5/9/11	900,000	917,610	17,610
Morgan Stanley	South Korean Won
	KRW 1,120,600,000	BUY	5/9/11	1,000,000	1,019,067	19,067
Morgan Stanley	Mexican Peso
	MXN 2,444,300	BUY	7/7/11	200,000	203,654	3,654
Morgan Stanley	Mexican Peso
	MXN 2,444,700	BUY	7/7/11	200,000	203,688	3,688
Morgan Stanley	Mexican Peso
	MXN 3,676,500	BUY	7/7/11	300,000	306,319	6,319
Morgan Stanley	Mexican Peso
	MXN 3,678,600	BUY	7/7/11	300,000	306,494	6,494
Morgan Stanley	Philippine Peso
	PHP 73,510,000	BUY	3/15/12	1,688,139	1,667,666	(20,473)
Morgan Stanley	South African Rand
	ZAR 2,279,700	BUY	9/13/11	300,000	328,779	28,779
Morgan Stanley	South African Rand
	ZAR 697,650	BUY	4/28/11	100,000	102,717	2,717
Royal Bank of Scotland	EU Euro
Group PLC	EUR 923,000	BUY	4/19/11	1,281,959	1,307,612	25,653
Royal Bank of Scotland	Chinese Yuan
Group PLC	CNY 10,944,707	BUY	11/15/11	1,691,347	1,690,740	(607)
Royal Bank of Scotland	Indonesian Rupiah
Group PLC	IDR 2,268,000,000	BUY	7/27/11	240,000	255,193	15,193

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Royal Bank of Scotland	Indonesian Rupiah
Group PLC	IDR 28,433,200,000	BUY	10/31/11	$3,063,262	$3,145,536	$82,274
Royal Bank of Scotland	South Korean Won
Group PLC	KRW 942,000,000	BUY	5/9/11	832,634	856,649	24,015
Royal Bank of Scotland	South Korean Won
Group PLC	KRW 188,000,000	BUY	8/12/11	168,383	169,966	1,583
Royal Bank of Scotland	Singapore Dollar
Group PLC	SGD 2,233,960	BUY	6/9/11	1,697,190	1,772,529	75,339
Royal Bank of Scotland	Singapore Dollar
Group PLC	SGD 700,000	BUY	9/9/11	544,438	555,551	11,113
Royal Bank of Scotland	Singapore Dollar
Group PLC	SGD 1,400,000	BUY	9/9/11	1,099,592	1,111,102	11,510
UBS Warburg LLC	Australian Dollar
	AUD 10,714,000	BUY	4/29/11	10,468,864	11,042,512	573,648
UBS Warburg LLC	South Korean Won
	KRW 116,150,000	BUY	5/9/11	100,000	105,626	5,626
UBS Warburg LLC	South African Rand
	ZAR 1,393,500	BUY	7/28/11	200,000	202,386	2,386
UBS Warburg LLC	EU Euro
	EUR 1,900,000	BUY	4/19/11	2,674,113	2,691,725	17,612
UBS Warburg LLC	Mexican Peso
	MXN 2,443,400	BUY	7/7/11	200,000	203,579	3,579
UBS Warburg LLC	Mexican Peso
	MXN 4,903,080	BUY	7/7/11	400,000	408,515	8,515
UBS Warburg LLC	New Zealand Dollar
	NZD 1,693,000	BUY	4/29/11	1,274,176	1,289,349	15,173
UBS Warburg LLC	South African Rand
	ZAR 1,520,000	BUY	9/13/11	200,000	219,215	19,215
						$7,055,790

Barclays Bank PLC	Australian Dollar
	AUD 56,000	SELL	4/29/11	$56,236	$57,717	$(1,481)
Barclays Bank PLC	Russian Ruble
	RUB 28,970,000	SELL	4/1/11	1,021,689	1,018,922	2,767
Barclays Bank PLC	Taiwan New Dollar
	TWD 79,567,470	SELL	4/6/11	2,702,240	2,706,110	(3,870)
Citigroup, Inc.	EU Euro
	EUR 5,000	SELL	4/19/11	6,929	7,083	(154)
Citigroup, Inc.	Japanese Yen
	JPY 470,353,000	SELL	4/14/11	5,865,263	5,655,085	210,178
Citigroup, Inc.	Japanese Yen
	JPY 451,907,000	SELL	4/18/11	5,635,383	5,433,429	201,954
Citigroup, Inc.	British Pound
	GBP 5,253,000	SELL	6/13/11	8,425,029	8,418,198	6,831
Citigroup, Inc.	Indonesian Rupiah
	IDR 22,911,020,000	SELL	4/15/11	2,627,411	2,624,870	2,541
Credit Suisse First Boston	British Pound
	GBP 5,252,000	SELL	6/13/11	8,426,099	8,416,595	9,504
Deutsche Bank AG	Chinese Yuan
	CNY 137,557,951	SELL	4/7/11	20,905,464	21,013,896	(108,432)
Deutsche Bank AG	Danish Krone
	DKK 96,465,000	SELL	5/5/11	17,840,432	18,324,740	(484,308)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

HSBC Bank USA	EU Euro
	EUR 383,000	SELL	4/19/11	$528,059	$542,595	$(14,536)
HSBC Bank USA	Brazilian Real
	BRL 60,564,480	SELL	4/4/11	36,244,452	37,067,649	(823,197)
Morgan Stanley	EU Euro
	EUR 157,000	SELL	4/19/11	219,450	222,422	(2,972)
Morgan Stanley	Philippine Peso
	PHP 73,510,000	SELL	4/15/11	1,692,999	1,692,464	535
Royal Bank of Scotland	Japanese Yen
Group PLC	JPY 122,925,000	SELL	4/14/11	1,476,132	1,477,935	(1,803)
Royal Bank of Scotland	EU Euro
Group PLC	EUR 4,315,000	SELL	4/19/11	5,985,522	6,113,050	(127,528)
UBS Warburg LLC	EU Euro
	EUR 60,753,000	SELL	4/19/11	81,899,661	86,068,628	(4,168,967)
						$(5,302,938)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	2,779	09/19/11	$691,554,150	$824,563
90-Day Eurodollar	4,076	12/19/11	1,012,835,050	1,387,864
90-Day Eurodollar	4,930	03/19/12	1,221,962,125	(357,911)
90-Day Eurodollar	4,240	06/18/12	1,047,227,000	(1,169,685)
90-Day Eurodollar	821	09/17/12	201,986,525	(1,551,587)
90-Day Eurodollar	235	12/17/12	57,604,375	(590,124)
U.S. Treasury 2-Year Note	484	06/30/11	105,572,500	48,660
			$4,338,741,725	$(1,408,220)
Short Contracts
U.S. Treasury 10-Year Note	745	06/21/11	$88,678,281	$(342,750)
			$88,678,281	$(342,750)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

	Reference Entity/	Buy/Sell	(Pay)/ Receive Fixed	Termination	Notional		Fair	Upfront Premium Paid/	Unrealized Appreciation/
Counterparty	Obligation	Protection	Rate (%)	Date	Amount (4)		Value (5)	(Received)	(Depreciation)
Deutsche Bank AG	Lennar Corp.	Buy	(0.660)	12/20/11	USD	5,000,000	$13,329	$—	$13,329
Morgan Stanley	Sealed Air Corp.	Buy	(0.580)	09/20/13	USD	2,200,000	4,959	—	4,959
							$18,288	$—	$18,288

Credit Default Swaps on Credit Indices - Sell Protection (2)

	Reference Entity/	Buy/Sell	(Pay)/ Receive Fixed	Termination	Notional		Fair	Upfront Premium Paid/	Unrealized Appreciation/
Counterparty	Obligation	Protection	Rate (%)	Date	Amount (4)		Value (5)	(Received)	(Depreciation)
Citigroup, Inc.	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.355	06/20/12	USD	5,777,640	$22,603	$—	$22,603
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD	19,868,677	241,724	—	241,724
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD	13,117,185	147,650	—	147,650
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	2,218,347	23,649	—	23,649
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	2,989,946	30,164	—	30,164
Goldman Sachs & Co.	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD	3,761,546	32,308	—	32,308
Deutsche Bank AG	CDX.EM.12 Index	Sell	5.000	12/20/14	USD	1,400,000	152,682	103,391	49,291
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	23,862	20,030	3,832
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,200,000	620,410	506,619	113,791
Credit Suisse First Boston	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	1,800,000	214,757	196,759	17,998
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	19,800,000	2,362,329	2,007,727	354,602
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	11,931	10,201	1,730
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	11,931	9,975	1,956
HSBC Bank USA	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	12,900,000	1,539,094	1,291,545	247,549
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,100,000	369,860	310,996	58,864
Barclays Bank PLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	5,800,000	754,310	698,735	55,575
Deutsche Bank AG	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	5,900,000	767,315	674,333	92,982
HSBC Bank USA	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,600,000	208,085	188,565	19,520
Morgan Stanley	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,400,000	182,074	164,362	17,712
Citigroup, Inc.	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	2,500,000	325,133	313,648	11,485
UBS Warburg LLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	900,000	117,048	113,044	4,004
Barclays Bank PLC	CDX.EM.15 Index	Sell	5.000	06/20/16	USD	1,900,000	263,689	254,267	9,422
Deutsche Bank AG	CDX.EM.15 Index	Sell	5.000	06/20/16	USD	1,400,000	194,296	188,710	5,586
Barclays Bank PLC	CDX.NA.HY.15 Index	Sell	5.000	12/20/15	USD	21,800,000	722,814	534,044	188,770
Deutsche Bank AG	CDX.NA.IG.15 Index	Sell	1.000	12/20/15	USD	16,500,000	118,803	(4,642)	123,445
							$9,458,521	$7,582,309	$1,876,212

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

	Reference Entity/	Buy/Sell	(Pay)/ Receive Fixed	Termination	Implied Credit Spread at 03/31/11	Notional		Fair	Upfront Premium Paid/	Unrealized Appreciation/
Counterparty	Obligation	Protection	Rate (%)	Date	(%) (3)	Amount (4)		Value (5)	(Received)	(Depreciation)
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	0.850	03/20/13	0.468	USD	2,200,000	$16,572	$—	$16,572
Goldman Sachs & Co.	Berkshire Hathaway Inc.	Sell	1.000	03/20/15	0.824	USD	1,500,000	10,107	(20,604)	30,711
UBS Warburg LLC	Berkshire Hathaway Inc.	Sell	1.000	03/20/15	0.824	USD	1,500,000	10,107	(21,137)	31,244
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.966	USD	500,000	690	(5,811)	6,501
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	1.009	USD	1,000,000	(381)	(13,890)	13,509
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	03/20/16	1.081	USD	22,200,000	(84,768)	(144,741)	59,973
Credit Suisse First Boston	Federative Republic of Brazil	Sell	1.000	06/20/15	0.966	USD	2,000,000	2,763	(42,651)	45,414
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.966	USD	500,000	691	(5,427)	6,118
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/15	0.966	USD	3,000,000	4,144	(67,400)	71,544
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/15	0.966	USD	5,700,000	7,874	(50,899)	58,773
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	09/20/15	1.009	USD	1,800,000	(687)	(15,974)	15,287
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	1.009	USD	500,000	(191)	(4,217)	4,026
Barclays Bank PLC	General Electric Capital Corp.	Sell	0.640	12/20/12	0.551	USD	5,700,000	8,782	—	8,782
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	0.742	USD	1,800,000	191,809	—	191,809
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.000	12/20/13	0.742	USD	7,600,000	666,645	—	666,645
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.200	12/20/13	0.742	USD	6,200,000	577,223	—	577,223
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	0.742	USD	4,500,000	434,095	—	434,095
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.850	12/20/13	0.742	USD	3,600,000	398,156	—	398,156
Citigroup, Inc.	General Electric Capital Corp.	Sell	3.850	03/20/14	0.775	USD	7,000,000	629,048	—	629,048
Deutsche Bank AG	General Electric Capital Corp.	Sell	0.800	06/20/11	0.325	USD	6,800,000	7,256	—	7,256
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.230	12/20/13	0.742	USD	4,200,000	394,414	—	394,414
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.750	12/20/13	0.742	USD	3,900,000	420,836	—	420,836
Deutsche Bank AG	Government of France O.A.T.	Sell	0.250	03/20/16	0.724	USD	2,300,000	(51,631)	(89,213)	37,582
Goldman Sachs & Co.	Government of France O.A.T.	Sell	0.250	12/20/15	0.693	USD	500,000	(10,027)	(8,953)	(1,074)
Morgan Stanley	Government of France O.A.T.	Sell	0.250	03/20/16	0.724	USD	500,000	(11,224)	(16,499)	5,275
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	12/20/15	0.693	USD	1,000,000	(20,054)	(18,130)	(1,924)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	03/20/16	0.724	USD	500,000	(11,224)	(16,274)	5,050
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	09/20/15	0.659	USD	5,000,000	(88,101)	(116,961)	28,860
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	03/20/16	0.724	USD	2,200,000	(49,386)	(85,253)	35,867
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/15	0.809	USD	2,000,000	14,714	18,215	(3,501)
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/15	1.236	USD	13,500,000	(121,315)	(631,642)	510,327
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/16	1.487	USD	2,300,000	(51,916)	(45,903)	(6,013)
Barclays Bank PLC	People’s Republic of China	Sell	1.000	03/20/16	0.677	USD	1,000,000	15,321	11,580	3,741
Citigroup, Inc.	People’s Republic of China	Sell	1.000	06/20/15	0.578	USD	1,300,000	22,474	17,433	5,041
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/15	0.578	USD	4,000,000	69,151	55,240	13,911
Deutsche Bank AG	Republic of Indonesia	Sell	1.000	09/20/15	1.216	USD	600,000	(5,527)	(12,293)	6,766
Royal Bank of Scotland Group PLC	Republic of Italy	Sell	1.000	03/20/16	1.456	USD	13,900,000	(292,150)	(517,920)	225,770
Citigroup, Inc.	Reynolds American Inc.	Sell	1.280	06/20/17	1.419	USD	2,600,000	(20,335)	—	(20,335)
Citigroup, Inc.	Ruplic of Kazakhstan	Sell	1.000	03/20/16	1.374	USD	300,000	(5,240)	(8,390)	3,150
Deutsche Bank AG	Ruplic of Kazakhstan	Sell	1.000	03/20/16	1.374	USD	300,000	(5,241)	(8,794)	3,553
HSBC Bank USA	Ruplic of Kazakhstan	Sell	1.000	03/20/16	1.374	USD	400,000	(6,987)	(11,366)	4,379
Goldman Sachs & Co.	Spanish Government	Sell	1.000	03/20/16	2.308	USD	900,000	(52,406)	(58,837)	6,431
BNP Paribas Bank	United Kingdom Gilt	Sell	1.000	12/20/14	0.397	USD	600,000	13,216	3,332	9,884
Deutsche Bank AG	United Kingdom Gilt	Sell	1.000	12/20/14	0.397	USD	200,000	4,406	1,042	3,364
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.450	USD	16,300,000	367,870	121,192	246,678
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.512	USD	2,800,000	62,099	58,720	3,379
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.512	USD	1,000,000	22,178	21,179	999
Morgan Stanley	United Kingdom Gilt	Sell	1.000	12/20/14	0.397	USD	600,000	13,216	3,332	9,884
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	0.890	USD	2,000,000	8,458	(34,886)	43,344
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	0.890	USD	2,000,000	8,458	(35,601)	44,059
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.956	USD	1,000,000	1,870	(13,442)	15,312
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.890	USD	1,000,000	4,229	(17,800)	22,029
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/16	1.021	USD	6,800,000	(6,754)	(48,917)	42,163
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.351	EUR	13,700,000	(83,441)	(178,243)	94,802
Deutsche Bank AG	Wells Fargo & Co.	Sell	1.520	03/20/13	0.277	USD	1,300,000	31,971	—	31,971
								$3,461,857	$(2,056,803)	$5,518,660

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted fair prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Deutsche Bank AG	06/15/11	AUD	3,200,000	$(2,996)	$(1,331)	$(1,665)

Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month AUD-BBR-BBSW UBS Warburg LLC	06/15/11	AUD	34,600,000	(32,393)	(2,764)	(29,629)

Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Barclays Bank PLC	01/02/12	BRL	2,700,000	8,130	—	8,130

Receive a fixed rate equal to 11.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Barclays Bank PLC	01/02/13	BRL	13,700,000	26,043	20,986	5,057

Receive a fixed rate equal to 12.480% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Credit Suisse First Boston	01/02/13	BRL	134,600,000	800,708	60,696	740,012

Receive a fixed rate equal to 10.835% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Goldman Sachs & Co.	01/02/12	BRL	33,000,000	213,898	7,867	206,031

Receive a fixed rate equal to 10.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Goldman Sachs & Co.	01/02/12	BRL	7,100,000	44,269	4,622	39,647

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Goldman Sachs & Co.	01/02/13	BRL	78,300,000	202,250	12,724	189,526

Receive a fixed rate equal to 11.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Goldman Sachs & Co.	01/02/13	BRL	11,900,000	33,301	(11,000)	44,301

Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Goldman Sachs & Co.	01/02/14	BRL	14,700,000	135,268	81,771	53,497

Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/12	BRL	2,400,000	7,567	—	7,567

Receive a fixed rate equal to 11.140% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/12	BRL	6,300,000	66,337	11,765	54,572

Receive a fixed rate equal to 11.360% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/12	BRL	6,100,000	56,098	10,615	45,483

Receive a fixed rate equal to 11.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/13	BRL	17,500,000	17,544	(8,783)	26,327

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/13	BRL	40,900,000	105,645	38,792	66,853

Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/13	BRL	18,000,000	151,565	55,320	96,245

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/14	BRL	1,600,000	11,983	7,232	4,751

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Merrill Lynch & Co., Inc.	01/02/12	BRL	12,500,000	387,970	(19,038)	407,008

Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Morgan Stanley	01/02/13	BRL	5,900,000	20,944	6,053	14,891

Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Morgan Stanley	01/02/13	BRL	1,100,000	7,997	980	7,017

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Morgan Stanley	01/02/14	BRL	15,900,000	(106,610)	(75)	(106,535)

Receive a fixed rate equal to 12.510% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Morgan Stanley	01/02/14	BRL	5,200,000	36,593	17,927	18,666

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 11.420% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized UBS Warburg LLC	01/02/12	BRL	6,700,000	$28,207	$—	$28,207

Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized UBS Warburg LLC	01/02/13	BRL	7,900,000	39,928	11,862	28,066

Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized UBS Warburg LLC	01/02/14	BRL	9,600,000	26,469	18,603	7,866

Receive a fixed rate equal to 2.500% and pay a floating rate based on 6-month EUR-EURIBOR-Reuters Credit Suisse First Boston	09/21/13	EUR	13,300,000	(88,138)	(31,639)	(56,499)

Receive a fixed rate equal to 2.500% and pay a floating rate based on 6-month EUR-EURIBOR-Reuters Morgan Stanley	09/21/13	EUR	10,200,000	(67,595)	(58,513)	(9,082)

Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Citigroup, Inc.	09/12/16	MXN	23,500,000	147,533	—	147,533

Receive a fixed rate equal to 7.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO HSBC Bank USA	01/28/15	MXN	32,400,000	47,397	10,890	36,507

Receive a fixed rate equal to 6.500% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Morgan Stanley	03/05/13	MXN	12,700,000	(732)	(479)	(253)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Barclays Bank PLC	06/15/41	USD	12,100,000	167,873	101,836	66,037

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Deutsche Bank AG	06/15/21	USD	14,300,000	193,013	453,584	(260,571)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Citigroup, Inc.	06/15/41	USD	34,700,000	481,421	856,554	(375,133)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Goldman Sachs & Co.	06/15/41	USD	3,900,000	54,108	101,904	(47,796)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% HSBC Bank USA	06/15/41	USD	15,000,000	208,107	252,752	(44,645)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Morgan Stanley	06/15/21	USD	1,400,000	18,896	38,804	(19,908)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Morgan Stanley	06/15/41	USD	71,800,000	996,139	1,198,224	(202,085)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Royal Bank of Scotland Group PLC	06/15/41	USD	48,700,000	675,655	1,219,762	(544,107)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% UBS Warburg LLC	06/15/41	USD	79,300,000	1,100,193	1,164,355	(64,162)
				$6,220,585	$5,632,858	$587,727

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Options Open on March 31, 2011:

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Premiums
Description/Name of Issuer	Price		Date	Contracts	Received	Value
Call Option CME 90-Day Eurodollar September Futures	99.375	USD	09/19/11	486	$206,018	$(285,525)

Put Option CME 90-Day Eurodollar September Futures	99.375	USD	09/19/11	486	308,061	(85,050)

Put Option CME 90-Day Eurodollar March Futures	99.000	USD	03/19/12	479	381,500	(269,438)

Call Option CBOT U.S. Treasury 10-Year Note June Futures	122.000	USD	05/20/11	97	41,599	(25,766)

Put Option CBOT U.S. Treasury 10-Year Note June Futures	117.000	USD	05/20/11	48	25,380	(24,000)
					$962,558	$(689,779)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on March 31, 2011:

Written Interest Rate Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration	Notional		Premiums	Fair
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date	Amount		Received	Value
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	58,300,000	$527,833	$(705,174)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	4.000%	06/13/11	USD	5,700,000	80,085	(34,850)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	9,600,000	65,400	(133,737)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	50,900,000	554,017	(615,667)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	31,600,000	781,257	(927,819)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	68,600,000	712,109	(1,014,781)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	36,400,000	396,105	(440,280)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	4.000%	06/13/11	USD	21,000,000	286,650	(128,394)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	60,600,000	371,934	(844,217)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	10.000%	07/10/12	USD	19,400,000	116,885	(2,008)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	11/19/12	USD	62,700,000	236,692	(513,237)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	196,200,000	1,543,054	(2,733,256)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	51,200,000	501,760	(757,387)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	94,100,000	805,256	(1,138,197)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	10,500,000	263,655	(308,294)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	4.000%	06/13/11	USD	11,900,000	168,201	(72,756)
								$7,410,893	$(10,370,054)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Forward Volatility Options Open on March 31, 2011:

		Exercise	Expiration	Notional		Premiums	Fair
Description	Counterparty	Price (4)	Date	Amount		Received	Value
Swaption Straddle - OTC 1-Year vs. 2-Year Forward Swap Rate (10/15/12-10/15/14) (1)	Morgan Stanley	0.000	10/11/12	USD	76,200,000	$846,893	$(1,347,241)
Swaption Straddle - OTC 1-Year vs. 2-Year Forward Swap Rate (11/16/12-11/16/14) (2)	Morgan Stanley	0.000	11/14/12	USD	62,700,000	681,956	(1,105,804)
Swaption Straddle - OTC 1-Year vs. 1-Year Forward Swap Rate (10/15/12-10/15/13) (3)	Goldman Sachs & Co.	0.000	10/11/12	USD	25,100,000	132,533	(210,402)
						$1,661,382	$(2,663,447)

(1) The observation date ends October 11, 2011 on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires October 11, 2012.

(2) The observation date ends November 14, 2011 on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires November 14, 2012.

(3) The observation date ends October 11, 2011on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires October 11, 2012.

(4) Exercise price determined on the observation date, based upon implied volatility parameters.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Inflation Floors Outstanding on March 31, 2011:

Inflation Floors

		Strike	Floor	Termination	Notional		Premiums	Fair
Counterparty	Reference Entity/Obligation	Index	Rate	Date	Amount		Received	Value
Citigroup, Inc.	OTC Inflation Floor - CPURNSA Index	215.949	0.000%	03/12/20	USD	7,800,000	$66,000	$(43,416)
Citigroup, Inc.	OTC Inflation Floor - CPURNSA Index	216.687	0.000%	04/07/20	USD	7,600,000	66,880	(43,494)
Citigroup, Inc.	OTC Inflation Floor - CPURNSA Index	217.965	0.000%	09/29/20	USD	7,300,000	94,170	(44,728)
Deutsche Bank AG	OTC Inflation Floor - CPURNSA Index	215.949	0.000%	03/10/20	USD	2,800,000	21,000	(19,977)
Deutsche Bank AG	OTC Inflation Floor - CPURNSA Index	218.011	0.000%	10/13/20	USD	7,400,000	72,520	(58,115)
							$320,570	$(209,730)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on March 31, 2011:

Written Swaptions on CDS Indices

		Floating Rate Index/	Pay/Receive	Strike	Expiration	Notional		Premiums	Fair
Description	Counterparty	Underlying Reference Entity	Floating	Price	Date	Amount		Received	Value
Put OTC Swaption	Barclays Bank PLC	CDX.NA.IG.15 Index	Pay	1.200%	09/21/11	USD	1,000,000	$5,000	$(2,904)
								$5,000	$(2,904)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Currency Options Open on March 31, 2011:

Foreign Currency Options

		Exercise	Expiration	Notional		Premiums	Fair
Description	Counterparty	Price	Date	Amount		Received	Value
Currency Option OTC
USD Put vs JPY Call	Royal Bank of Scotland Group PLC	79.000	04/21/11	USD	2,500,000	10,250	(1,882)
						$10,250	$(1,882)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2011:

Derivatives Fair Value*
Credit contracts	$12,935,762
Foreign exchange contracts	(912,477)
Interest rate contracts	(6,727,036)
Total	$5,296,249

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Consumer Discretionary: 12.5%
10,413	@	BorgWarner, Inc.	$829,812
18,090		Coach, Inc.	941,404
67,413	@	Ford Motor Co.	1,005,128
9,299	@	General Motors Co.	288,548
23,724		John Wiley & Sons, Inc.	1,206,128
54,105		Johnson Controls, Inc.	2,249,145
4,771		Kohl’s Corp.	253,054
30,334		Lowe’s Cos., Inc.	801,728
28,680		McGraw-Hill Cos., Inc.	1,129,992
17,590		Nordstrom, Inc.	789,439
80,939		Reed Elsevier NV	1,044,174
15,492		Staples, Inc.	300,855
30,151		Target Corp.	1,507,852
			12,347,259
		Consumer Staples: 10.8%
3,887		Clorox Co.	272,362
18,182		Colgate-Palmolive Co.	1,468,378
15,180		CVS Caremark Corp.	520,978
7,338		Estee Lauder Cos., Inc.	707,090
23,945		General Mills, Inc.	875,190
25,538		Hershey Co.	1,387,990
20,075		HJ Heinz Co.	980,062
9,226		Kellogg Co.	498,019
17,828		Kraft Foods, Inc.	559,086
9,130		PepsiCo, Inc.	588,063
24,269		Sysco Corp.	672,251
39,071		Walgreen Co.	1,568,310
10,758		Wal-Mart Stores, Inc.	559,954
			10,657,733
		Energy: 13.1%
15,000		Apache Corp.	1,963,800
29,728		Chevron Corp.	3,193,679
16,903		ConocoPhillips	1,349,874
6,022		Consol Energy, Inc.	322,960
6,821		Devon Energy Corp.	625,963
10,749		Ensco International PLC ADR	621,722
13,536		ExxonMobil Corp.	1,138,784
4,898		Helmerich & Payne, Inc.	336,444
10,801		Hess Corp.	920,353
18,661		Marathon Oil Corp.	994,818
14,930	@	McDermott International, Inc.	379,073
11,937		Schlumberger Ltd.	1,113,245
			12,960,715
		Financials: 13.4%
9,131		American Express Co.	412,721
52,970		Bank of America Corp.	706,090
29,602		Bank of New York Mellon Corp.	884,212
32,429		Chubb Corp.	1,988,222
1,235		CME Group, Inc.	372,414
12,942		Comerica, Inc.	475,230
10,139		Franklin Resources, Inc.	1,268,186
17,345		JPMorgan Chase & Co.	799,605
42,686		Keycorp	379,052
22,702		Morgan Stanley	620,219
15,264		Northern Trust Corp.	774,648
8,154		PNC Financial Services Group, Inc.	513,620
21,411		State Street Corp.	962,210
20,624		T. Rowe Price Group, Inc.	1,369,846
8,942		Travelers Cos., Inc.	531,870
26,253		US Bancorp.	693,867
18,263		Wells Fargo & Co.	578,937
			13,330,949
		Health Care: 11.8%
21,822		Abbott Laboratories	1,070,369
7,621	@	Amgen, Inc.	407,342
12,421		Baxter International, Inc.	667,877
21,337		Becton Dickinson & Co.	1,698,852
7,078		Cardinal Health, Inc.	291,118
7,772	@	Covidien PLC	403,678
13,004		CR Bard, Inc.	1,291,427
12,202		Eli Lilly & Co.	429,144
7,944		Johnson & Johnson	470,682

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Health Care (continued)
4,936	@	Medco Health Solutions, Inc.		$277,206
9,951		Medtronic, Inc.		391,572
11,433		Merck & Co., Inc.		377,403
39,594		Pfizer, Inc.		804,154
47,573		Smith & Nephew PLC		536,061
20,206		St. Jude Medical, Inc.		1,035,760
9,741		Stryker Corp.		592,253
18,633		Teva Pharmaceutical Industries Ltd. ADR		934,818
				11,679,716
		Industrials: 15.5%
9,563		3M Co.		894,141
18,435		Canadian National Railway Co.		1,387,602
9,084		Caterpillar, Inc.		1,011,503
5,497		CSX Corp.		432,064
12,457		Deere & Co.		1,206,959
14,663		Emerson Electric Co.		856,759
12,890		General Dynamics Corp.		986,858
33,547		General Electric Co.		672,617
6,136		Illinois Tool Works, Inc.		329,626
6,442		Lockheed Martin Corp.		517,937
39,741		Norfolk Southern Corp.		2,752,857
38,911		Paccar, Inc.		2,036,991
4,381		Parker Hannifin Corp.		414,793
7,668		Rockwell Automation, Inc.		725,776
13,233		United Technologies Corp.		1,120,173
				15,346,656
		Information Technology: 12.5%
15,860	@	Adobe Systems, Inc.		525,918
10,533		Altera Corp.		463,663
22,764		Analog Devices, Inc.		896,446
41,741		Applied Materials, Inc.		651,994
12,928	@	ASML Holding NV		575,296
14,882		Automatic Data Processing, Inc.		763,595
25,007		Canon, Inc. ADR		1,084,053
26,802		Cisco Systems, Inc.		459,654
7,322		DST Systems, Inc.		386,748
7,429	@	Fiserv, Inc.		465,947
36,105		Hewlett-Packard Co.		1,479,222
38,231		Intel Corp.		771,119
3,809		International Business Machines Corp.		621,134
17,596		Microsoft Corp.		446,235
4,371	@	Motorola Mobility Holdings, Inc.		106,652
4,996	@	Motorola Solutions, Inc.		223,271
51,963		Nokia OYJ ADR		442,205
6,122		Oracle Corp.		204,291
7,167		Qualcomm, Inc.		392,967
6,817	@	Research In Motion Ltd.		385,638
30,978		Texas Instruments, Inc.		1,070,600
				12,416,648
		Materials: 6.4%
11,590		Airgas, Inc.		769,808
44,386		Alcoa, Inc.		783,413
10,647		Ecolab, Inc.		543,210
15,303		EI Du Pont de Nemours & Co.		841,206
17,641		Freeport-McMoRan Copper & Gold, Inc.		979,958
33,869		Rio Tinto PLC		2,394,495
				6,312,090
		Telecommunication Services: 1.5%
30,315		AT&T, Inc.		927,639
3,547		Frontier Communications Corp.		29,156
14,777		Verizon Communications, Inc.		569,506
				1,526,301
		Utilities: 1.2%
8,103		PPL Corp.		205,006
11,591		Public Service Enterprise Group, Inc.		365,232
15,369		Southern Co.		585,713
				1,155,951
		Total Common Stock
		(Cost $80,708,939)		97,734,018
SHORT-TERM INVESTMENTS: 1.2%
		Mutual Funds: 1.2%
1,216,367		BlackRock Liquidity Funds, TempFund, Institutional Class		1,216,367
		Total Short-Term Investments
		(Cost $1,216,367)		1,216,367
		Total Investments in Securities
		(Cost $81,925,306)*	99.9%	$98,950,385
		Other Assets and Liabilities - Net	0.1	133,385
		Net Assets	100.0%	$99,083,770

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $82,598,289.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$20,148,402
		Gross Unrealized Depreciation		(3,796,306)
		Net Unrealized Appreciation		$16,352,096

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$97,734,018	$—	$—	$97,734,018
Short-Term Investments	1,216,367	—	—	1,216,367
Total Investments, at value	$98,950,385	$—	$—	$98,950,385

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$576,969	$—	$—	$—	$—	$—	$—	$(576,969)	$—
Total Investments, at value	$576,969	$—	$—	$—	$—	$—	$—	$(576,969)	$—

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 91.6%
		Consumer Discretionary: 9.2%
572,800	L	CBS Corp. - Class B	$14,342,912
384,100	L	D.R. Horton, Inc.	4,474,765
164,280		Fortune Brands, Inc.	10,167,289
191,840	@, L	Jack in the Box, Inc.	4,350,931
171,400		Kohl’s Corp.	9,091,056
403,400		Staples, Inc.	7,834,028
538,990	@, L	Toll Brothers, Inc.	10,655,832
109,458		Viacom - Class B	5,091,986
93,900	L	Whirlpool Corp.	8,015,304
343,550	L	Wyndham Worldwide Corp.	10,928,326
			84,952,429
		Consumer Staples: 5.3%
320,600	L	Campbell Soup Co.	10,615,066
87,000		Church & Dwight Co., Inc.	6,902,580
166,070		ConAgra Foods, Inc.	3,944,163
599,005	@	Constellation Brands, Inc.	12,147,821
121,225		JM Smucker Co.	8,654,253
419,240		Sara Lee Corp.	7,407,971
			49,671,854
		Energy: 12.1%
205,200	@, L	Cameron International Corp.	11,716,920
131,620		Devon Energy Corp.	12,078,767
181,800	L	Ensco International PLC ADR	10,515,312
205,000	L	Murphy Oil Corp.	15,051,100
382,555	@	Nabors Industries Ltd.	11,622,021
153,200		Noble Energy, Inc.	14,806,780
493,300	@	PetroHawk Energy Corp.	12,105,582
270,169		QEP Resources, Inc.	10,952,651
437,970		Valero Energy Corp.	13,060,265
			111,909,398
		Financials: 20.7%
358,000		Allstate Corp.	11,377,240
337,220	L	Associated Banc-Corp.	5,007,717
232,125		Axis Capital Holdings Ltd.	8,105,805
210,600	@	CIT Group, Inc.	8,961,030
342,745		Comerica, Inc.	12,585,596
343,240	L	Hartford Financial Services Group, Inc.	9,243,453
1,306,481		Keycorp	11,601,551
438,800		Lincoln National Corp.	13,181,552
630,005	L	Moody’s Corp.	21,363,470
211,000		Morgan Stanley	5,764,520
296,325		Northern Trust Corp.	15,038,494
163,355		PNC Financial Services Group, Inc.	10,289,731
3,326,310	@	Popular, Inc.	9,679,562
123,078		RenaissanceRe Holdings Ltd.	8,491,151
385,900		SunTrust Bank	11,129,356
545,260	L	TD Ameritrade Holding Corp.	11,379,576
725,417	L	UnumProvident Corp.	19,042,195
			192,241,999
		Health Care: 8.8%
219,567		Aetna, Inc.	8,218,393
191,200		Baxter International, Inc.	10,280,824
306,900		Cigna Corp.	13,589,532
311,605	@	Forest Laboratories, Inc.	10,064,842
205,000	@	Humana, Inc.	14,337,700
244,200		Medtronic, Inc.	9,609,270
220,110	@	Mylan Laboratories	4,989,894
182,500	@	Thermo Fisher Scientific, Inc.	10,137,875
			81,228,330
		Industrials: 11.7%
149,185		Crane Co.	7,225,030
115,750		Eaton Corp.	6,417,180
150,900	L	Fluor Corp.	11,115,294
274,555		Ingersoll-Rand PLC	13,263,752
162,900	L	L-3 Communications Holdings, Inc.	12,756,699
460,300		Republic Services, Inc.	13,827,412
164,300	L	Snap-On, Inc.	9,867,858
149,625		SPX Corp.	11,878,729
383,095	L	Textron, Inc.	10,492,972
206,000		Towers Watson & Co.	11,424,760
			108,269,686

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Information Technology: 8.8%
240,940	L	Analog Devices, Inc.		$9,488,217
246,600		ASML Holding NV		10,973,700
218,383	L	Computer Sciences Corp.		10,641,804
1,096,461	@	Compuware Corp.		12,664,125
374,900	@	Ingram Micro, Inc.		7,884,147
415,600	@, L	Micron Technology, Inc.		4,762,776
306,100	@, L	Western Digital Corp.		11,414,469
1,260,410		Xerox Corp.		13,423,367
				81,252,605
		Materials: 4.8%
206,900		Ecolab, Inc.		10,556,038
429,800	@	Owens-Illinois, Inc.		12,975,662
91,590	L	PPG Industries, Inc.		8,720,284
520,540		Temple-Inland, Inc.		12,180,636
				44,432,620
		Telecommunication Services: 2.3%
300,665	L	CenturyTel, Inc.		12,492,631
211,520	@, L	NII Holdings, Inc.		8,814,038
				21,306,669
		Utilities: 7.9%
410,450	L	Ameren Corp.		11,521,332
505,435	L	CMS Energy Corp.		9,926,743
262,995	L	Consolidated Edison, Inc.		13,339,106
355,225	L	DPL, Inc.		9,736,717
221,200	L	Exelon Corp.		9,122,288
55,365		FirstEnergy Corp.		2,053,488
545,810		PPL Corp.		13,808,993
67,595	L	Sempra Energy		3,616,333
				73,125,000
		Total Common Stock
		(Cost $713,426,331)		848,390,590
REAL ESTATE INVESTMENT TRUSTS: 6.4%
		Financials: 6.4%
140,600		American Campus Communities, Inc.		4,639,800
491,696		Annaly Capital Management, Inc.		8,580,095
38,804		Boston Properties, Inc.		3,680,559
263,438		Douglas Emmett, Inc.		4,939,463
493,000		Duke Realty Corp.		6,906,930
370,670		First Potomac Realty Trust		5,838,053
594,115		Host Hotels & Resorts, Inc.		10,462,365
205,141		Kilroy Realty Corp.		7,965,625
170,630		Mack-Cali Realty Corp.		5,784,358
		Total Real Estate Investment Trusts
		(Cost $51,865,066)		58,797,248
		Total Long-Term Investments
		(Cost $765,291,397)		907,187,838
SHORT-TERM INVESTMENTS: 10.8%
		Mutual Funds: 1.1%
10,142,495		BlackRock Liquidity Funds, TempFund, Institutional Class		10,142,495
		Total Mutual Funds
		(Cost $10,142,495)		10,142,495
		Securities Lending Collateral(cc): 9.7%
90,083,672		BNY Mellon Overnight Government Fund(1)		90,083,672
214,360	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)		171,488
		Total Securities Lending Collateral
		(Cost $90,298,033)		90,255,160
		Total Short-Term Investments
		(Cost $100,440,528)		100,397,655
		Total Investments in Securities
		(Cost $865,731,925)*	108.8%	$1,007,585,493
		Other Assets and Liabilities - Net	(8.8)	(81,634,775)
		Net Assets	100.0%	$925,950,718

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2011.
	*	Cost for federal income tax purposes is $870,005,278.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$146,178,608
		Gross Unrealized Depreciation		(8,598,393)
		Net Unrealized Appreciation		$137,580,215

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$848,390,590	$—	$—	$848,390,590
Real Estate Investment Trusts	58,797,248	—	—	58,797,248
Short-Term Investments	100,226,167	—	171,488	100,397,655
Total Investments, at value	$1,007,414,005	$—	$171,488	$1,007,585,493

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$171,488	$—	$—	$—	$—	$—	$—	$—	$171,488
Total Investments, at value	$171,488	$—	$—	$—	$—	$—	$—	$—	$171,488

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Retirement Conservative Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
389,570	@	ING Australia Index Portfolio - Class I		$3,996,988
10,818,468		ING BlackRock Inflation Protected Bond Portfolio - Class I		114,783,949
1,187,866		ING Euro STOXX 50 Index Portfolio - Class I		13,862,402
853,642		ING FTSE 100 Index Portfolio - Class I		11,054,661
139,337	@	ING Hang Seng Index Portfolio - Class I		1,995,305
818,198		ING Japan TOPIX Index Portfolio - Class I		8,713,806
800,850		ING Russell Mid Cap Index Portfolio - Class I		9,970,582
21,778,012		ING U.S. Bond Index Portfolio - Class I		234,331,414
8,602,782		ING U.S. Stock Index Portfolio - Class I		99,362,134
		Total Investments in Affiliated Investment Companies
		(Cost $453,518,167)*	100.0%	$498,071,241
		Other Assets and Liabilities - Net	0.0	180,152
		Net Assets	100.0%	$498,251,393

	@	Non-income producing security
	*	Cost for federal income tax purposes is $454,799,374.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$43,271,867
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$43,271,867

PORTFOLIO OF INVESTMENTS
ING Retirement Conservative Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$498,071,241	$—	$—	$498,071,241
Total Investments, at value	$498,071,241	$—	$—	$498,071,241

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Retirement Growth Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
11,113,655	@	ING Australia Index Portfolio - Class I		$114,026,101
33,891,894		ING Euro STOXX 50 Index Portfolio - Class I		395,518,406
24,356,662		ING FTSE 100 Index Portfolio - Class I		315,418,775
3,975,144	@	ING Hang Seng Index Portfolio - Class I		56,924,056
23,346,120		ING Japan TOPIX Index Portfolio - Class I		248,636,173
55,628,962		ING Russell Mid Cap Index Portfolio - Class I		692,580,578
22,335,184		ING Russell Small Cap Index Portfolio - Class I		297,728,000
114,950,835		ING U.S. Bond Index Portfolio - Class I		1,236,870,982
136,589,924		ING U.S. Stock Index Portfolio - Class I		1,577,613,627
		Total Investments in Affiliated Investment Companies
		(Cost $4,212,451,501)*	100.0%	$4,935,316,698
		Other Assets and Liabilities - Net	(0.0)	(973,836)
		Net Assets	100.0%	$4,934,342,862

	@	Non-income producing security
	*	Cost for federal income tax purposes is $4,223,422,237.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$711,894,461
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$711,894,461

PORTFOLIO OF INVESTMENTS
ING Retirement Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$4,935,316,698	$—	$—	$4,935,316,698
Total Investments, at value	$4,935,316,698	$—	$—	$4,935,316,698

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Growth Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
6,336,046	@	ING Australia Index Portfolio - Class I		$65,007,832
19,321,897		ING Euro STOXX 50 Index Portfolio - Class I		225,486,535
13,885,757		ING FTSE 100 Index Portfolio - Class I		179,820,549
2,266,274	@	ING Hang Seng Index Portfolio - Class I		32,453,049
13,309,626		ING Japan TOPIX Index Portfolio - Class I		141,747,517
32,906,945		ING Russell Mid Cap Index Portfolio - Class I		409,691,460
10,276,214		ING Russell Small Cap Index Portfolio - Class I		136,981,936
111,064,072		ING U.S. Bond Index Portfolio - Class I		1,195,049,417
88,373,455		ING U.S. Stock Index Portfolio - Class I		1,020,713,407
		Total Investments in Affiliated Investment Companies
		(Cost $2,980,212,558)*	100.1%	$3,406,951,702
		Other Assets and Liabilities - Net	(0.1)	(2,090,844)
		Net Assets	100.0%	$3,404,860,858

	@	Non-income producing security
	*	Cost for federal income tax purposes is $2,986,274,899.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$420,676,803
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$420,676,803

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$3,406,951,702	$—	$—	$3,406,951,702
Total Investments, at value	$3,406,951,702	$—	$—	$3,406,951,702

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
3,072,675	@	ING Australia Index Portfolio - Class I		$31,525,645
24,115,347		ING BlackRock Inflation Protected Bond Portfolio - Class I		255,863,832
9,369,856		ING Euro STOXX 50 Index Portfolio - Class I		109,346,221
6,733,606		ING FTSE 100 Index Portfolio - Class I		87,200,203
1,099,025	@	ING Hang Seng Index Portfolio - Class I		15,738,035
6,454,253		ING Japan TOPIX Index Portfolio - Class I		68,737,793
12,633,509		ING Russell Mid Cap Index Portfolio - Class I		157,287,187
2,958,929		ING Russell Small Cap Index Portfolio - Class I		39,442,528
67,613,757		ING U.S. Bond Index Portfolio - Class I		727,524,030
40,713,250		ING U.S. Stock Index Portfolio - Class I		470,238,041
		Total Investments in Affiliated Investment Companies
		(Cost $1,768,417,761)*	100.0%	$1,962,903,515
		Other Assets and Liabilities - Net	0.0	559,123
		Net Assets	100.0%	$1,963,462,638

	@	Non-income producing security
	*	Cost for federal income tax purposes is $1,773,360,704.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$189,542,811
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$189,542,811

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$1,962,903,515	$—	$—	$1,962,903,515
Total Investments, at value	$1,962,903,515	$—	$—	$1,962,903,515

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 66.7%
		Consumer Discretionary: 7.2%
178,419		Cablevision Systems Corp.	$6,175,082
1,098,600		Carnival Corp.	42,142,296
52,291		Carnival PLC	2,056,971
1,468,545	@	Dollar General Corp.	46,038,886
406,000	@	General Motors Co.	12,598,180
919,100		Kohl’s Corp.	48,749,064
405,300		Lowe’s Cos., Inc.	10,712,079
245,500		Mattel, Inc.	6,120,315
463,600		McDonald’s Corp.	35,275,324
2,521,927		Time Warner, Inc.	90,032,794
			299,900,991
		Consumer Staples: 11.0%
465,200		Colgate-Palmolive Co.	37,569,552
2,517,684		General Mills, Inc.	92,021,350
1,412,100		Kellogg Co.	76,225,158
21,043		Nestle S.A.	1,205,030
2,266,200		PepsiCo, Inc.	145,965,942
263,300		Philip Morris International, Inc.	17,280,379
1,482,073	S	Procter & Gamble Co.	91,295,697
			461,563,108
		Energy: 6.4%
186,500		Canadian Natural Resources Ltd.	9,218,695
1,299,725		El Paso Corp.	23,395,050
402,100		EOG Resources, Inc.	47,652,871
3,771,500		Nexen, Inc.	93,985,780
105,900		QEP Resources, Inc.	4,293,186
1,326,500		Spectra Energy Corp.	36,054,270
893,505		Total S.A.	54,444,214
			269,044,066
		Financials: 11.2%
555,300		Allstate Corp.	17,647,434
1,634,600		AON Corp.	86,568,416
236,200		Franklin Resources, Inc.	29,543,896
1,395,110	S	JPMorgan Chase & Co.	64,314,571
372,300		Moody’s Corp.	12,624,693
328,300		PNC Financial Services Group, Inc.	20,679,617
1,062,200		Principal Financial Group, Inc.	34,107,242
4,912,500		US Bancorp.	129,837,375
2,297,200	S	Wells Fargo & Co.	72,821,240
			468,144,484
		Health Care: 8.1%
485,100	@	Covidien PLC	25,196,094
158,602	@	Henry Schein, Inc.	11,129,102
254,800	@	Laboratory Corp. of America Holdings	23,474,724
7,068,037	S	Pfizer, Inc.	143,551,823
2,423,200	@	Thermo Fisher Scientific, Inc.	134,608,760
			337,960,503
		Industrials: 9.5%
153,400		Boeing Co.	11,340,862
421,501	@	Cooper Industries PLC	27,355,415
2,749,862		Danaher Corp.	142,717,838
695,600		Illinois Tool Works, Inc.	37,367,632
2,025,100	L	Mitsubishi Corp.	56,152,822
570,482		Republic Services, Inc.	17,137,279
1,244,301		United Technologies Corp.	105,330,080
			397,401,928
		Information Technology: 8.7%
913,700		Accenture PLC	50,226,089
681,700	@	Amdocs Ltd.	19,667,045
100	@	Apple, Inc.	34,845
699,200		Cisco Systems, Inc.	11,991,280
172,500	@	Fiserv, Inc.	10,819,200
895,263		Hewlett-Packard Co.	36,678,925
670,555		International Business Machines Corp.	109,347,404
29,600		Mastercard, Inc.	7,450,912
2,258,508	@	TE Connectivity, Ltd.	78,641,249
1,117,600		Texas Instruments, Inc.	38,624,256
			363,481,205
		Materials: 1.8%
606,506		Air Products & Chemicals, Inc.	54,694,711
277,600		Monsanto Co.	20,059,376
			74,754,087

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Telecommunication Services: 1.7%
2,327,100	S	AT&T, Inc.	$71,209,260
			71,209,260
		Utilities: 1.1%
17,000		Edison International	622,030
59,000		Entergy Corp.	3,965,390
122,200		MDU Resources Group, Inc.	2,806,934
808,400		NV Energy, Inc.	12,037,076
402,800		OGE Energy Corp.	20,365,568
95,200		Pacific Gas & Electric Co.	4,205,936
			44,002,934
		Total Common Stock
		(Cost $2,328,083,318)	2,787,462,566
PREFERRED STOCK: 2.0%
		Consumer Discretionary: 0.8%
354,700		General Motors Co.	17,096,540
333,900	P	Newell Financial Trust I	16,068,938
			33,165,478
		Consumer Staples: 0.1%
42	#	HJ Heinz Finance Co.	4,525,500
			4,525,500
		Energy: 0.0%
15,400		Goodrich Petroleum Corp.	749,980
			749,980
		Financials: 1.1%
385,100		Affiliated Managers Group, Inc.	19,279,069
31,600		Citigroup, Inc.	3,997,400
164	@, P	Federal National Mortgage Association - Convertible Series 2004-1	1,020,898
230,800	@	MetLife, Inc.	19,583,380
2,400		Wells Fargo & Co.	2,484,480
			46,365,227
		Total Preferred Stock
		(Cost $96,282,489)	84,806,185

Principal Amount			Value
CORPORATE BONDS/NOTES: 19.6%
		Consumer Discretionary: 6.2%
$6,787,250		Cedar Fair LP, 4.000%, due 12/31/17	$6,829,019
2,884,779		CSC Holdings, Inc., 1.059%, due 02/24/12	2,881,767
17,252,965		CSC Holdings, Inc., 1.059%, due 03/30/16	17,304,810
9,300,000		CSC Holdings, Inc., 7.625%, due 04/01/11	9,301,334
11,125,000		DineEquity, Inc., 4.250%, due 10/31/17	11,215,391
4,875,000		DISH DBS Corp., 6.625%, due 10/01/14	5,173,594
4,072,482		Dollar General Corp., 3.004%, due 07/07/14	4,076,648
9,750,000		Dollar General Corp., 3.054%, due 07/07/14	9,759,974
9,750,000		Dollar General Corp., 10.625%, due 07/15/15	10,505,625
1,325,000	&	Dollar General Corp., 11.875%, due 07/15/17	1,533,688
29,616,170		Dunkin Brands Inc., 4.250%, due 11/23/17	29,798,635
17,506,205		Federal Mogul Corp., 2.188%, due 12/28/15	17,109,181
27,496,433		Federal Mogul Corp., 2.198%, due 12/29/14	26,872,842
21,924,000	+	Group 1 Automotive, Inc., 2.250% (step rate 2.000%), due 06/15/36	22,362,480
4,965,000	#	Group 1 Automotive, Inc., 3.000%, due 03/15/20	6,361,406
8,665,000		Home Depot, Inc., 4.400%, due 04/01/21	8,668,431
6,300,000		Home Depot, Inc., 5.400%, due 03/01/16	6,974,169
3,061,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	3,281,527
9,695,000		Lamar Media Corp., 9.750%, due 04/01/14	11,246,200
11,628,000		Liberty Media Corp., 3.125%, due 03/30/23	13,866,390
1,650,000		MGM Resorts International, 9.000%, due 03/15/20	1,817,063
2,130,000		MGM Resorts International, 10.375%, due 05/15/14	2,449,500
2,130,000		MGM Resorts International, 13.000%, due 11/15/13	2,569,313
3,175,000		Penske Auto Group, Inc., 7.750%, due 12/15/16	3,298,031
2,375,000	#	Sirius XM Radio, Inc., 9.750%, due 09/01/15	2,686,719
3,650,000		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 10/15/14	4,190,200
965,000		Time Warner Cable, Inc., 7.500%, due 04/01/14	1,106,848
2,280,000		Time Warner, Inc., 5.875%, due 11/15/16	2,546,714
11,326,815		Univision Communications, Inc., 4.496%, due 03/31/17	11,055,776
475,000	#	Univision Communications, Inc., 7.875%, due 11/01/20	504,688
			257,347,963
		Consumer Staples: 0.1%
5,310,000		General Mills, Inc., 5.200%, due 03/17/15	5,837,310
			5,837,310
		Energy: 1.5%
2,815,000		Buckeye Partners L.P., 5.500%, due 08/15/19	2,924,656
11,950,000		Consol Energy, Inc., 8.000%, due 04/01/17	13,145,000
3,600,000		Forest Oil Corp., 8.500%, due 02/15/14	4,032,000
622,000		Goodrich Petroleum Corp., 3.250%, due 12/01/26	631,330
1,415,000	#	Gulfstream Natural Gas System LLC, 6.950%, due 06/01/16	1,650,196

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Energy (continued)
$7,151,000	L	Oil States International, Inc., 2.375%, due 07/01/25	$17,251,788
3,072,000		Peabody Energy Corp., 4.750%, due 12/15/41	4,085,760
2,170,000		Peabody Energy Corp., 6.500%, due 09/15/20	2,338,175
2,080,000		Peabody Energy Corp., 7.375%, due 11/01/16	2,319,200
1,125,000		PetroHawk Energy Corp., 10.500%, due 08/01/14	1,297,969
1,715,000		Pride International, Inc., 8.500%, due 06/15/19	2,126,600
1,220,000		QEP Resources, Inc., 6.800%, due 03/01/20	1,258,902
1,150,000		QEP Resources, Inc., 6.875%, due 03/01/21	1,219,000
3,400,000		Quicksilver Resources, Inc., 11.750%, due 01/01/16	3,978,000
2,125,000		Range Resources Corp., 8.000%, due 05/15/19	2,353,438
1,208,000	#	Southeast Supply Header LLC, 4.850%, due 08/15/14	1,263,226
1,270,000		Spectra Energy Capital, LLC, 5.650%, due 03/01/20	1,343,553
			63,218,793
		Financials: 2.3%
2,305,000		Brandywine Operating Partnership L.P., 4.950%, due 04/15/18	2,281,978
6,000,000		CIT Group, Inc., 6.250%, due 08/11/15	6,090,516
8,208,750		Fidelity National Title Group, Inc., 5.250%, due 07/18/16	8,267,755
2,743,125		Fifth Third Bank, 5.500%, due 11/03/16	2,770,556
250,000		Fifth Third Bank, 8.250%, due 11/03/17	254,271
15,463,000	#	Host Hotels & Resorts L.P., 2.625%, due 04/15/27	15,559,644
10,200,000	#	International Lease Finance Corp., 6.500%, due 09/01/14	10,939,500
2,875,000	#	International Lease Finance Corp., 6.750%, due 09/01/16	3,090,625
1,175,000		International Lease Finance Corp., 7.000%, due 03/17/16	1,184,232
3,975,000	#	International Lease Finance Corp., 7.125%, due 09/01/18	4,291,013
5,125,000		Janus Capital Group, Inc., 6.700%, due 06/15/17	5,530,721
2,331,000		Kreditanstalt fuer Wiederaufbau, 2.750%, due 09/08/20	2,156,280
4,125,000		MSCI, Inc., 3.000%, due 03/14/17	4,151,425
2,330,000		National Rural Utilities Cooperative Finance Corp., 3.050%, due 03/01/16	2,346,261
4,703,629		Nuveen Investments, 3.307%, due 11/13/14	4,528,221
5,495,931		Nuveen Investments, 5.812%, due 11/09/14	5,510,512
6,376,680		Pinnacle Foods Finance LLC, 2.743%, due 04/02/14	6,362,065
1,893,832		Pinnacle Foods Finance LLC, 6.000%, due 04/02/14	1,911,350
9,350,000		Reynolds Group, 4.250%, due 02/09/18	9,404,277
1,450,000		Worldpay, 6.250%, due 08/06/17	1,460,270
			98,091,472
		Health Care: 1.2%
15,250,161		Bausch & Lomb, Inc., 3.557%, due 04/24/15	15,250,161
1,230,000		Beckman Coulter, Inc., 7.000%, due 06/01/19	1,421,973
20,562,595		HCA, Inc., 1.557%, due 11/16/12	20,460,913
2,355,000		Life Technologies Corp., 3.375%, due 03/01/13	2,420,062
4,655,000		Thermo Fisher Scientific, Inc., 3.200%, due 03/01/16	4,738,427
4,655,000		Thermo Fisher Scientific, Inc., 4.500%, due 03/01/21	4,752,280
			49,043,816
		Industrials: 1.4%
630,000		Actuant Corp., 2.000%, due 11/15/23	930,825
1,195,020		American Airlines Pass-Through Trust, 10.375%, due 07/02/19	1,404,149
2,250,000	#	Continental Airlines, Inc., 6.750%, due 09/15/15	2,280,938
1,132,816		Continental Airlines, Inc., 7.250%, due 11/10/19	1,223,442
2,620,844	L	Continental Airlines, Inc., 9.000%, due 07/08/16	2,974,658
2,438,494		Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, due 04/15/19	2,450,686
2,386,825		Delta Airlines, Inc., 7.750%, due 12/17/19	2,613,573
11,640,000		Honeywell International, Inc., 4.250%, due 03/01/21	11,737,764
3,520,000		RBS Global, Inc. and Rexnord Corp., 8.500%, due 05/01/18	3,819,200
5,000,000		Rexnord, LLC, 2.813%, due 07/19/13	4,982,815
4,915,000		Tyco Electronics Group S.A., 6.000%, due 10/01/12	5,240,948
6,210,000		US Airways 2010-1 Class A Pass-Through Trust, 6.250%, due 04/22/23	6,203,790
950,000		US Airways 2010-1 Class B Pass-Through Trust, 8.500%, due 04/22/17	954,750
8,090,000		Verisk Analytics, Inc., 5.800%, due 05/01/21	8,142,496
1,030,000		Waste Management, Inc., 6.375%, due 03/11/15	1,168,341
980,000		Waste Management, Inc., 7.375%, due 03/11/19	1,181,738
			57,310,113
		Information Technology: 2.4%
5,780,000		Analog Devices, Inc., 3.000%, due 04/15/16	5,763,498
2,425,000		Brocade Communications Systems, Inc., 6.625%, due 01/15/18	2,579,594
575,000		Brocade Communications Systems, Inc., 6.875%, due 01/15/20	623,875
9,825,000	#	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, due 05/01/17	10,758,375
5,790,000		Cisco Systems, Inc., 3.150%, due 03/14/17	5,768,994
34,196,093		First Data Corp., 3.002%, due 09/24/14	32,817,580
4,350,000	#	First Data Corp., 7.375%, due 06/15/19	4,431,563
6,100,000		Interactive Data Corp., 4.750%, due 01/31/18	6,134,837
4,695,000		International Business Machines Corp., 7.625%, due 10/15/18	5,884,614
2,325,000		Juniper Networks, Inc., 4.600%, due 03/15/21	2,322,112
2,916,000		Linear Technology Corp., 3.000%, due 05/01/27	3,145,635
16,105,000		Xilinx, Inc., 3.125%, due 03/15/37	18,822,719
			99,053,396
		Materials: 1.5%
1,325,000		Ball Corp., 7.375%, due 09/01/19	1,440,938
17,764,273		Georgia-Pacific Corp., 2.310%, due 12/23/12	17,778,360
11,114,907		Georgia-Pacific Corp., 3.560%, due 12/23/14	11,160,445

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
		Materials (continued)
$2,300,000	#	Georgia-Pacific Corp., 8.250%, due 05/01/16		$2,604,750
1,481,250		Nalco Co., 1.996%, due 05/13/16		1,478,936
3,055,000	L	Newmont Mining Corp., 1.250%, due 07/15/14		4,044,056
7,641,000		Newmont Mining Corp., 1.625%, due 07/15/17		10,372,658
1,125,000		Silgan Holdings, Inc., 7.250%, due 08/15/16		1,226,250
7,101,000		United States Steel Corp., 4.000%, due 05/15/14		12,985,954
				63,092,347
		Telecommunication Services: 2.3%
3,555,000		American Tower Corp., 4.500%, due 01/15/18		3,496,353
5,240,000		AT&T, Inc., 5.800%, due 02/15/19		5,829,830
750,000		CCO Holdings LLC / CCO Holdings Capital Corp., 2.746%, due 09/06/14		755,960
722,902		Charter Communications, 2.250%, due 03/05/14		722,549
14,469,690		Charter Communications, 3.560%, due 09/06/16		14,527,930
1,494,250		Charter Communications, 7.250%, due 03/06/14		1,506,124
8,150,000		Crown Castle International Corp., 9.000%, due 01/15/15		9,026,125
32,250,000		Intelsat Jackson Holdings Ltd., 5.250%, due 04/03/18		32,504,388
4,100,000		Nextel Communications, Inc., 5.950%, due 03/15/14		4,130,750
2,656,000		SBA Communications Corp., 1.875%, due 05/01/13		3,041,120
825,000		SBA Telecommunications, Inc., 8.000%, due 08/15/16		902,344
625,000		SBA Telecommunications, Inc., 8.250%, due 08/15/19		693,750
775,000		Sprint Capital Corp., 6.900%, due 05/01/19		804,063
7,025,000		Sprint Capital Corp., 8.375%, due 03/15/12		7,446,500
4,205,000		Telefonica Emisiones SAU, 3.992%, due 02/16/16		4,229,986
4,665,000		Telefonica Emisiones SAU, 5.462%, due 02/16/21		4,733,244
				94,351,016
		Utilities: 0.7%
985,000		Black Hills Corp., 9.000%, due 05/15/14		1,120,362
7,875,000	#	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16		8,623,125
3,150,000	#	Calpine Corp., 7.500%, due 02/15/21		3,276,000
5,800,000		Cleveland Electric Illuminating Co., 8.875%, due 11/15/18		7,342,887
485,000		CMS Energy Corp., 6.250%, due 02/01/20		508,952
1,940,000	#	E.CL SA, 5.625%, due 01/15/21		1,950,100
1,135,000	#	Florida Gas Transmission Co. LLC, 4.000%, due 07/15/15		1,161,172
4,625,000	#	KeySpan Gas East Corp., 5.819%, due 04/01/41		4,641,974
2,440,000		Otter Tail Corp., 9.000%, due 12/15/16		2,775,500
				31,400,072
		Total Corporate Bonds/Notes
		(Cost $748,005,010)		818,746,298
		Total Long-Term Investments
		(Cost $3,172,370,817)		3,691,015,049

Shares				Value
SHORT-TERM INVESTMENTS: 13.9%
		Mutual Funds: 13.5%
565,417,878		T. Rowe Price Reserve Investment Fund		$565,417,879
		Total Mutual Funds
		(Cost $565,417,879)		565,417,879
		Securities Lending Collateral(cc): 0.4%
14,424,142		BNY Mellon Overnight Government Fund (1)		14,424,142
2,552,122	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		2,041,698
		Total Securities Lending Collateral
		(Cost $16,976,265)		16,465,840
		Total Short-Term Investments
		(Cost $582,394,144)		581,883,719
		Total Investments in Securities
		(Cost $3,754,764,961)*	102.2%	$4,272,898,768
		Other Assets and Liabilities - Net	(2.2)	(93,016,667)
		Net Assets	100.0%	$4,179,882,101

	@	Non-income producing security
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2011.
	*	Cost for federal income tax purposes is $3,774,748,733.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$537,258,885
		Gross Unrealized Depreciation		(39,108,850)
		Net Unrealized Appreciation		$498,150,035

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$2,787,462,566	$—	$—	$2,787,462,566
Preferred Stock	22,067,860	62,738,325	—	84,806,185
Corporate Bonds/Notes	—	818,746,298	—	818,746,298
Short-Term Investments	579,842,021	—	2,041,698	581,883,719
Total Investments, at value	$3,389,372,447	$881,484,623	$2,041,698	$4,272,898,768

Liabilities Table
Other Financial Instruments+:
Written options	(10,689,200)	—	—	(10,689,200)
Total Liabilities	$(10,689,200)	$—	$—	$(10,689,200)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$2,041,698	$—	$—	$—	$—	$—	$—	$—	$2,041,698
Total Investments, at value	$2,041,698	$—	$—	$—	$—	$—	$—	$—	$2,041,698

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on March 31, 2011:

Exchange-Traded Options

	Exercise	Expiration	# of	Premiums
Description/Name of Issuer	Price	Date	Contracts	Received	Value
AT&T Corp.	30.00	01/21/12	23,271	2,654,933	(4,258,593)
JP Morgan Chase & Co.	50.00	01/21/12	10,959	2,936,671	(2,487,693)
JP Morgan Chase & Co.	55.00	01/21/12	1,823	244,277	(182,300)
Pfizer, Inc.	22.50	01/21/12	13,990	939,414	(979,300)
Procter & Gamble Co.	65.00	01/21/12	998	232,530	(162,674)
Procter & Gamble Co.	67.50	01/21/12	3,299	475,079	(326,601)
Procter & Gamble Co.	70.00	01/21/12	10,523	1,944,467	(599,811)
Wells Fargo & Co.	35.00	01/21/12	9,098	1,732,994	(1,692,228)
				$11,160,365	$(10,689,200)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 94.4%
		Consumer Discretionary: 13.9%
241,600	@	Bed Bath & Beyond, Inc.	$11,662,032
354,600		Cablevision Systems Corp.	12,272,706
369,400		Comcast Corp. – Class A	9,131,568
186,700		D.R. Horton, Inc.	2,175,055
151,000		Expedia, Inc.	3,421,660
338,100		Fortune Brands, Inc.	20,925,009
142,100	@	General Motors Co.	4,409,363
146,800		Genuine Parts Co.	7,874,352
230,100		H&R Block, Inc.	3,851,874
213,200		Harley-Davidson, Inc.	9,058,868
656,000		Home Depot, Inc.	24,311,360
258,600		Macy’s, Inc.	6,273,636
90,675	@	Madison Square Garden, Inc.	2,447,318
229,925		Marriott International, Inc.	8,180,732
525,600		Mattel, Inc.	13,103,208
417,100		McGraw-Hill Cos., Inc.	16,433,740
204,700	@, L	MGM Resorts International	2,691,805
517,200	@	New York Times Co.	4,897,884
70,000		Staples, Inc.	1,359,400
18,800		Tiffany & Co.	1,155,072
645,966		Time Warner, Inc.	23,060,986
465,000		Walt Disney Co.	20,036,850
195,800		Whirlpool Corp.	16,713,488
413,419		WPP PLC	5,094,935
			230,542,901
		Consumer Staples: 6.8%
142,300		Archer-Daniels-Midland Co.	5,124,223
518,600		Avon Products, Inc.	14,022,944
262,500	L	Campbell Soup Co.	8,691,375
248,000		Clorox Co.	17,377,360
414,600		ConAgra Foods, Inc.	9,846,750
376,900		Hershey Co.	20,484,515
248,900		Kimberly-Clark Corp.	16,245,703
142,500		McCormick & Co., Inc.	6,815,775
228,700		PepsiCo, Inc.	14,730,567
			113,339,212
		Energy: 13.8%
240,200		Anadarko Petroleum Corp.	19,677,184
114,200		Baker Hughes, Inc.	8,385,706
269,124		BP PLC ADR	11,879,133
436,990		Chevron Corp.	46,945,836
147,100		ConocoPhillips	11,747,406
451,724		ExxonMobil Corp.	38,003,540
314,400		Murphy Oil Corp.	23,083,248
433,500		Royal Dutch Shell PLC ADR - Class A	31,584,810
232,400		Schlumberger Ltd.	21,673,624
281,750		Spectra Energy Corp.	7,657,965
184,100		Sunoco, Inc.	8,393,119
			229,031,571
		Financials: 18.8%
446,200		Allstate Corp.	14,180,236
677,000		American Express Co.	30,600,400
1,840,019		Bank of America Corp.	24,527,453
447,300		Bank of New York Mellon Corp.	13,360,851
217,000		Capital One Financial Corp.	11,275,320
112,600		Chubb Corp.	6,903,506
1,011,644		JPMorgan Chase & Co.	46,636,788
724,900		Keycorp	6,437,112
422,800		Legg Mason, Inc.	15,258,852
382,977		Lincoln National Corp.	11,504,629
575,700		Marsh & McLennan Cos., Inc.	17,161,617
184,500		Morgan Stanley	5,040,540
264,200		NYSE Euronext	9,291,914
149,900		PNC Financial Services Group, Inc.	9,442,201
819,000		Regions Financial Corp.	5,945,940
708,400	@	SLM Corp.	10,838,520
302,100	L	Sun Life Financial, Inc.	9,495,003
418,500		SunTrust Bank	12,069,540
859,800		US Bancorp.	22,724,514
902,800		Wells Fargo & Co.	28,618,760
			311,313,696

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care: 5.0%
159,300	@	Amgen, Inc.	$8,514,585
450,500		Bristol-Myers Squibb Co.	11,906,715
216,224		Eli Lilly & Co.	7,604,598
346,800		Johnson & Johnson	20,547,900
481,100		Merck & Co., Inc.	15,881,111
889,176		Pfizer, Inc.	18,059,165
			82,514,074
		Industrials: 12.2%
276,900		3M Co.	25,890,150
236,300		Avery Dennison Corp.	9,915,148
202,200		Boeing Co.	14,948,646
195,400	@	Cooper Industries PLC	12,681,460
111,600		Emerson Electric Co.	6,520,788
2,114,600		General Electric Co.	42,397,730
333,000		Honeywell International, Inc.	19,883,430
376,700		Illinois Tool Works, Inc.	20,236,324
194,100		ITT Corp.	11,655,705
113,500		Lockheed Martin Corp.	9,125,400
609,800		Masco Corp.	8,488,416
229,100		United Parcel Service, Inc. - Class B	17,026,712
223,800	@, L	USG Corp.	3,728,508
			202,498,417
		Information Technology: 6.7%
314,400		Analog Devices, Inc.	12,381,072
807,800		Applied Materials, Inc.	12,617,836
438,900		Cisco Systems, Inc.	7,527,135
330,900		Computer Sciences Corp.	16,124,757
528,500	@	Dell, Inc.	7,668,535
289,800	@	Electronic Arts, Inc.	5,659,794
306,000		Harris Corp.	15,177,600
305,500		Hewlett-Packard Co.	12,516,335
660,400		Microsoft Corp.	16,747,744
114,200		Texas Instruments, Inc.	3,946,752
			110,367,560
		Materials: 5.9%
182,400		EI Du Pont de Nemours & Co.	10,026,528
188,500		International Flavors & Fragrances, Inc.	11,743,550
656,293		International Paper Co.	19,806,923
305,700		MeadWestvaco Corp.	9,271,881
247,100		Monsanto Co.	17,855,446
374,500		Nucor Corp.	17,234,490
275,700	L	Vulcan Materials Co.	12,571,920
			98,510,738
		Telecommunication Services: 3.8%
973,403		AT&T, Inc.	29,786,132
1,774,100		Qwest Communications International, Inc.	12,117,103
372,950		Verizon Communications, Inc.	14,373,493
2,404,734		Vodafone Group PLC	6,853,079
			63,129,807
		Utilities: 7.5%
240,900		CenterPoint Energy, Inc.	4,230,204
384,600		Constellation Energy Group, Inc.	11,972,598
487,300		Duke Energy Corp.	8,844,495
248,100		Entergy Corp.	16,674,801
426,400		Exelon Corp.	17,584,736
173,200		FirstEnergy Corp.	6,423,988
774,000		NiSource, Inc.	14,845,320
119,400	@	NRG Energy, Inc.	2,571,876
185,900		Pinnacle West Capital Corp.	7,954,661
282,900		PPL Corp.	7,157,370
244,100		Progress Energy, Inc.	11,262,774
177,000		TECO Energy, Inc.	3,320,520
450,600		Xcel Energy, Inc.	10,764,834
			123,608,177
		Total Common Stock
		(Cost $1,349,868,933)	1,564,856,153
REAL ESTATE INVESTMENT TRUSTS: 0.4%
		Financials: 0.4%
271,951		Weyerhaeuser Co.	6,689,995
		Total Real Estate Investment Trusts
		(Cost $6,158,988)	6,689,995

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 0.6%
		Consumer Discretionary: 0.6%
213,550		General Motors Co.		$10,293,110
		Total Preferred Stock
		(Cost $10,887,219)		10,293,110
		Total Long-Term Investments
		(Cost $1,366,915,140)		1,581,839,258
SHORT-TERM INVESTMENTS: 4.1%
		Mutual Funds: 2.9%
47,795,857		T. Rowe Price Reserve Investment Fund		47,795,856
		Total Mutual Funds
		(Cost $47,795,856)		47,795,856
		Securities Lending Collateral(cc): 1.2%
17,670,271		BNY Mellon Overnight Government Fund (1)		17,670,271
2,449,536	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,959,629
		Total Securities Lending Collateral
		(Cost $20,119,807)		19,629,900
		Total Short-Term Investments
		(Cost $67,915,663)		67,425,756
		Total Investments in Securities
		(Cost $1,434,830,803)*	99.5%	$1,649,265,014
		Other Assets and Liabilities - Net	0.5	8,395,370
		Net Assets	100.0%	$1,657,660,384

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2011.
	*	Cost for federal income tax purposes is $1,451,519,857.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$293,123,529
		Gross Unrealized Depreciation		(95,378,372)
		Net Unrealized Appreciation		$197,745,157

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$1,564,856,153	$—	$—	$1,564,856,153
Real Estate Investment Trusts	6,689,995	—	—	6,689,995
Preferred Stock	—	10,293,110	—	10,293,110
Short-Term Investments	65,466,127	—	1,959,629	67,425,756
Total Investments, at value	$1,637,012,275	$10,293,110	$1,959,629	$1,649,265,014

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$1,746,652	$—	$—	$—	$—	$—	$212,977	$—	$1,959,629
Total Investments, at value	$1,746,652	$—	$—	$—	$—	$—	$212,977	$—	$1,959,629

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value

COMMON STOCK: 97.3%

		Australia: 1.5%
28,848		Macquarie Group Ltd.	$1,090,431
94,979		WorleyParsons Ltd.	3,042,895
			4,133,326
		Belgium: 1.2%
58,127		Anheuser-Busch InBev NV	3,313,912
			3,313,912
		Brazil: 7.1%
249,700		Banco Santander Brasil SA/Brazil ADR	3,061,322
220,400		Itau Unibanco Holding S.A.	5,232,416
73,200		Lojas Renner SA	2,382,536
478,800		PDG Realty SA Empreendimentos e Participacoes	2,662,851
91,300		Petroleo Brasileiro SA ADR	3,244,802
87,300		Vale S.A. ADR	2,577,096
			19,161,023
		Canada: 3.4%
41,700		Potash Corp. of Saskatchewan	2,457,381
68,300	L	Shaw Communications, Inc. - Class B	1,439,081
33,900	L	Shoppers Drug Mart Corp.	1,393,764
24,900		Sun Life Financial, Inc.	782,607
67,200		Suncor Energy, Inc.	3,013,248
			9,086,081
		China: 8.0%
17,000	@	Baidu.com ADR	2,342,770
2,304,000		China Citic Bank	1,674,857
2,563,000		China Construction Bank	2,399,443
1,318,500		China Railway Construction Corp. Ltd.	1,371,290
41,100	@	Ctrip.com International Ltd. ADR	1,705,239
229,000		Hengan International Group Co., Ltd.	1,698,147
9,900	@	New Oriental Education & Technology Group ADR	990,693
1,833,500		Parkson Retail Group Ltd.	2,518,814
136,500		Ping An Insurance Group Co. of China Ltd.	1,382,004
10,400	@, L	Sina Corp.	1,113,216
99,200		Tencent Holdings Ltd.	2,415,819
2,560,000		Want Want China Holdings Ltd.	2,011,646
			21,623,938
		Denmark: 1.9%
22,687	L	Carlsberg A/S	2,439,615
22,064	L	Novo-Nordisk A/S	2,770,854
			5,210,469
		France: 7.5%
45,600		Accor S.A.	2,049,202
23,014		Air Liquide	3,060,541
217,924		AXA S.A.	4,553,304
36,573		Groupe Danone	2,386,892
34,916		Pernod-Ricard S.A.	3,260,084
16,172		Schneider Electric S.A.	2,762,031
31,778		Societe Generale	2,064,109
			20,136,163
		Germany: 5.7%
25,836	@	Brenntag AG	2,869,121
39,256		Deutsche Boerse AG	2,971,861
34,459		Fresenius AG	3,179,455
46,321		Henkel KGaA - Vorzug	2,867,094
22,483		Linde AG	3,549,647
			15,437,178
		Hong Kong: 2.6%
689,600	@	AIA Group Ltd.	2,122,778
351,500		Beijing Enterprises Holdings Ltd.	2,004,375
349,000		Kerry Properties Ltd.	1,745,745
212,000		Li & Fung Ltd.	1,084,167
			6,957,065
		India: 1.8%
45,487		Axis Bank Ltd. GDR	1,446,032
16,600		Infosys Technologies Ltd. ADR	1,190,220
48,544		Reliance Industries - Spons GDR	2,306,713
			4,942,965
		Indonesia: 0.8%
1,499,500		Bank Mandiri	1,170,400
922,500	@	Sarana Menara Nusantara PT	1,059,432
			2,229,832
		Ireland: 1.3%
62,000		Accenture PLC	3,408,140
			3,408,140

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Israel: 0.8%
41,700		Teva Pharmaceutical Industries Ltd. ADR	$2,092,089
			2,092,089
		Italy: 0.5%
24,900	L	Tenaris S.A. ADR	1,231,554
			1,231,554
		Japan: 10.8%
6,600		Fanuc Ltd.	997,636
88,200		Honda Motor Co., Ltd.	3,276,949
3,114		Jupiter Telecommunications Co.	3,062,175
160,000	@	Kirin Brewery Co., Ltd.	2,099,739
115,900		Mitsubishi Corp.	3,213,724
185,400	L	Mitsui & Co., Ltd.	3,319,377
38,800		Nippon Telegraph & Telephone Corp.	1,733,000
46,700	L	Softbank Corp.	1,860,729
148,400		Sony Financial Holdings, Inc.	2,940,489
34,700		Terumo Corp.	1,828,239
48,000		Tokyo Electron Ltd.	2,646,407
55,000		Toyota Motor Corp.	2,182,635
			29,161,099
		Mexico: 1.6%
42,200		America Movil SA de CV - Series L ADR	2,451,820
597,400	@	Wal-Mart de Mexico SA de CV	1,793,036
			4,244,856
		Netherlands: 2.4%
33,571		ASML Holding NV	1,492,848
137,508		Royal Dutch Shell PLC - Class B	4,993,506
			6,486,354
		Portugal: 1.0%
164,771		Jeronimo Martins	2,645,917
			2,645,917
		Russia: 0.6%
48,961		Magnit OAO GDR	1,483,817
			1,483,817
		Singapore: 0.5%
570,000		Singapore Telecommunications Ltd.	1,364,793
			1,364,793
		South Korea: 2.9%
10,919	@	NHN Corp.	1,905,079
4,824		Samsung Electronics Co., Ltd.	4,090,586
7,429		Shinsegae Co., Ltd.	1,767,523
			7,763,188
		Spain: 2.9%
250,527		Banco Santander Central Hispano S.A.	2,922,136
11,359		Inditex S.A.	911,446
159,821	@	Telefonica S.A.	4,009,043
			7,842,625
		Sweden: 1.3%
54,800		Assa Abloy AB	1,574,789
77,523		Atlas Copco AB - Class A	2,058,749
			3,633,538
		Switzerland: 7.6%
65,833	@	ABB Ltd.	1,580,845
62,527		Compagnie Financiere Richemont S.A.	3,605,307
108,793		Credit Suisse Group	4,615,023
55,861		Julius Baer Group Ltd.	2,418,417
20,515		Kuehne & Nagel International AG	2,867,960
56,731		Nestle S.A.	3,248,709
1,206		SGS S.A.	2,144,623
			20,480,884
		Taiwan: 1.1%
286,000		HON HAI Precision Industry Co., Ltd.	1,000,710
862,000		Synnex Technology International Corp.	2,010,627
			3,011,337
		Turkey: 0.3%
192,403		Turkiye Garanti Bankasi A/S	897,728
			897,728
		United Kingdom: 16.3%
72,375		Anglo American PLC	3,719,023
119,211		Antofagasta PLC	2,598,686
53,696	@	Autonomy Corp. PLC	1,368,316
104,390		BG Group PLC	2,591,547
64,628		BHP Billiton PLC	2,558,719
155,829		British Sky Broadcasting PLC	2,062,354
151,747		Capita Group PLC	1,808,713
417,572		Compass Group PLC	3,753,508
175,800		HSBC Holdings PLC	1,815,868
480,257		Kingfisher PLC	1,892,020

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value

		United Kingdom (continued)
235,847	@	Rolls-Royce Group PLC		$2,338,572
243,485		Serco Group PLC		2,179,485
115,529		Standard Chartered PLC		2,996,712
674,489		Tesco PLC		4,120,251
118,051		Tullow Oil PLC		2,739,352
448,652		WPP PLC		5,529,148
				44,072,274
		United States: 3.9%
73,300		Carnival Corp.		2,811,788
44,800	@, L	Liberty Global, Inc.		1,855,168
30,700	@	NII Holdings, Inc.		1,279,269
22,300		Philip Morris International, Inc.		1,463,549
34,200		Schlumberger Ltd.		3,189,492
				10,599,266

		Total Common Stock
		(Cost $255,907,847)		262,651,411

SHORT-TERM INVESTMENTS: 6.2%

		Mutual Funds: 0.7%
1,721,777		T. Rowe Price Reserve Investment Fund		1,721,777

		Total Mutual Funds
		(Cost $1,721,777)		1,721,777

		Securities Lending Collateral(cc): 5.5%
14,171,354		BNY Mellon Overnight Government Fund (1)		14,171,354
901,350	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		721,080

		Total Securities Lending Collateral
		(Cost $15,072,705)		14,892,434

		Total Short-Term Investments
		(Cost $16,794,482)		16,614,211

		Total Investments in Securities
		(Cost $272,702,329)*	103.5%	$279,265,622
		Other Assets and Liabilities - Net	(3.5)	(9,404,793)
		Net Assets	100.0%	$269,860,829

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2011.

	*	Cost for federal income tax purposes is $273,354,009.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$12,783,637
		Gross Unrealized Depreciation		(6,872,024)
		Net Unrealized Appreciation		$5,911,613

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of March 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	17.0%
Consumer Staples	14.1
Energy	9.8
Financials	18.6
Health Care	3.6
Industrials	12.6
Information Technology	9.3
Materials	7.6
Telecommunication Services	4.7
Short-Term Investments	6.2
Other Assets and Liabilities - Net	(3.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$262,651,411	$—	$—	$262,651,411
Short-Term Investments	15,893,131	—	721,080	16,614,211
Total Investments, at value	$278,544,542	$—	$721,080	$279,265,622

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$721,080	$—	$—	$—	$—	$—	$—	$—	$721,080
Total Investments, at value	$721,080	$—	$—	$—	$—	$—	$—	$—	$721,080

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value

COMMON STOCK: 96.6%

		Austria: 0.5%
229,810		Telekom Austria AG	$3,363,457
			3,363,457
		Bermuda: 1.6%
52,820		RenaissanceRe Holdings Ltd.	3,644,052
136,840		Tyco International Ltd.	6,126,327
			9,770,379
		Brazil: 0.9%
55,330		Petroleo Brasileiro SA ADR	1,966,428
111,130		Vale S.A. ADR	3,280,558
			5,246,986
		China: 0.3%
25,000	L	China Telecom Corp., Ltd. ADR	1,525,000
			1,525,000
		France: 7.1%
183,524		AXA S.A.	3,834,551
56,312		Cie Generale des Etablissements Michelin	4,749,816
290,480		France Telecom S.A.	6,522,312
178,760		Sanofi-Aventis	12,526,484
165,330		Total S.A.	10,074,104
217,790		Vivendi	6,212,949
			43,920,216
		Germany: 5.3%
40,360		Bayerische Motoren Werke AG	3,350,826
73,560	@	Deutsche Lufthansa AG	1,557,646
162,440		Deutsche Post AG	2,919,563
37,540	L	Merck KGaA	3,385,715
24,040		Muenchener Rueckversicherungs AG	3,781,696
109,820		SAP AG	6,716,603
80,700		Siemens AG	11,038,785
			32,750,834
		Hong Kong: 1.6%
655,800	@	AIA Group Ltd.	2,018,732
229,000		Cheung Kong Holdings Ltd.	3,732,661
285,500		Swire Pacific Ltd.	4,181,502
			9,932,895
		India: 0.6%
76,440		ICICI Bank Ltd. ADR	3,809,005
			3,809,005
		Ireland: 2.8%
215,980		Accenture PLC	11,872,421
242,886		CRH PLC	5,575,400
			17,447,821
		Italy: 2.3%
259,567		ENI S.p.A.	6,369,074
1,120,867		Intesa Sanpaolo S.p.A.	3,306,639
1,687,948		UniCredito Italiano S.p.A.	4,160,516
			13,836,229
		Japan: 3.7%
29,200		East Japan Railway Co.	1,621,447
91,300		Fuji Photo Film Co., Ltd.	2,829,867
158,100		Itochu Corp.	1,654,495
381,500		Konica Minolta Holdings, Inc.	3,206,154
13,800	L	Nintendo Co., Ltd.	3,752,356
18,600		Nissan Motor Co., Ltd.	165,224
312,700		Nomura Holdings, Inc.	1,616,343
136,700		Toyota Motor Corp.	5,424,840
35,580		USS Co., Ltd.	2,769,261
			23,039,987
		Netherlands: 4.0%
180,730	L	Koninklijke Philips Electronics NV	5,789,289
78,650	@, L	Randstad Holdings NV	4,378,149
289,237		Royal Dutch Shell PLC - Class B	10,503,438
138,258		SBM Offshore NV	4,013,605
			24,684,481
		Norway: 0.7%
152,630		Statoil ASA	4,227,225
			4,227,225
		Russia: 0.7%
140,700		Gazprom OAO ADR	4,550,238
			4,550,238
		Singapore: 2.7%
313,980		DBS Group Holdings Ltd.	3,645,279

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Singapore (continued)
570,980	@	Flextronics International Ltd.	$4,265,221
3,607,000		Singapore Telecommunications Ltd.	8,636,509
			16,547,009
		South Korea: 3.5%
32,126		Hyundai Motor Co.	5,937,338
85,760		KB Financial Group, Inc.	4,486,137
12,787		Samsung Electronics Co., Ltd.	10,842,936
			21,266,411
		Spain: 1.4%
36,006		Inditex S.A.	2,889,121
233,371	@	Telefonica S.A.	5,854,014
			8,743,135
		Sweden: 1.2%
187,232		Svenska Cellulosa AB - B Shares	3,012,980
352,208		Telefonaktiebolaget LM Ericsson	4,531,455
			7,544,435
		Switzerland: 5.8%
65,450		ACE Ltd.	4,234,615
28,350		Adecco S.A.	1,861,055
43,430		Lonza Group AG	3,636,127
81,100		Nestle S.A.	4,644,203
146,200		Novartis AG	7,916,875
50,040		Roche Holding AG - Genusschein	7,143,980
65,120		Swiss Reinsurance	3,711,013
129,310	@	UBS AG - Reg	2,326,297
			35,474,165
		Taiwan: 1.1%
548,998		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,686,796
			6,686,796
		Turkey: 0.5%
218,000		Turkcell Iletisim Hizmet AS ADR	3,276,540
			3,276,540
		United Kingdom: 11.7%
1,091,710		Aviva PLC	7,575,679
530,620		BAE Systems PLC	2,765,393
1,022,410		BP PLC	7,511,779
487,340		Compass Group PLC	4,380,645
478,880		GlaxoSmithKline PLC	9,124,955
543,119		HSBC Holdings PLC	5,639,010
408,380	@	International Consolidated Airlines Group SA	1,487,138
1,458,820		Kingfisher PLC	5,747,167
219,920		Pearson PLC	3,885,184
478,139	@	Rentokil Initial PLC	690,000
778,460		Tesco PLC	4,755,378
5,059,867		Vodafone Group PLC	14,419,749
118,398	@	Wolseley PLC	3,985,772
			71,967,849
		United States: 36.6%
53,800		Abbott Laboratories	2,638,890
163,540		Alcoa, Inc.	2,886,481
119,120		American Express Co.	5,384,224
246,550	@	Amgen, Inc.	13,178,098
84,900		Baker Hughes, Inc.	6,234,207
208,130		Bank of America Corp.	2,774,373
52,370	@	Biogen Idec, Inc.	3,843,434
514,160	@	Brocade Communications Systems, Inc.	3,162,084
56,130		Chevron Corp.	6,030,046
335,270		Cisco Systems, Inc.	5,749,881
480,640		Comcast Corp. – Class A	11,881,421
159,510	@	Covidien PLC	8,284,949
175,615		CVS Caremark Corp.	6,027,107
153,920	@	Dell, Inc.	2,233,379
26,000		Expedia, Inc.	589,160
57,410		FedEx Corp.	5,370,706
357,610		General Electric Co.	7,170,081
117,120		Halliburton Co.	5,837,261
71,240		Home Depot, Inc.	2,640,154
71,820		JPMorgan Chase & Co.	3,310,902
144,030		Medtronic, Inc.	5,667,581
190,820		Merck & Co., Inc.	6,298,968
503,450		Microsoft Corp.	12,767,492
648,420		News Corp. - Class A	11,386,255
93,100	@	Noble Corp.	4,247,222
374,900		Oracle Corp.	12,510,413
585,310		Pfizer, Inc.	11,887,646
213,670		Progressive Corp.	4,514,847
117,220		Quest Diagnostics	6,765,938
209,470	@	Seagate Technology, Inc.	3,016,368
1,002,677	@	Sprint Nextel Corp.	4,652,421

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value

		United States (continued)
62,540		Target Corp.		$3,127,625
118,460	@	TE Connectivity, Ltd.		4,124,777
71,822		Time Warner Cable, Inc.		5,123,781
127,003		Time Warner, Inc.		4,534,007
90,690		United Parcel Service, Inc. - Class B		6,740,081
177,880		Viacom - Class B		8,274,978
100,830		Walt Disney Co.		4,344,765
				225,212,003
		Total Common Stock
		(Cost $573,837,220)		594,823,096

Principal Amount				Value

SHORT-TERM INVESTMENTS: 5.4%

		U.S. Government Agency Obligations: 2.4%
$14,600,000	Z	Federal Home Loan Bank, 0.001%, due 04/01/11		$14,600,000

		Total U.S. Government Agency Obligations
		(Cost $14,600,000)		14,600,000

Shares				Value

		Securities Lending Collateral(cc): 3.0%
17,807,590		BNY Mellon Overnight Government Fund (1)		$17,807,590
721,212	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		576,969

		Total Securities Lending Collateral
		(Cost $18,528,801)		18,384,559

		Total Short-Term Investments
		(Cost $33,128,801)		32,984,559

		Total Investments in Securities
		(Cost $606,966,021)*	102.0%	$627,807,655
		Other Assets and Liabilities - Net	(2.0)	(12,265,940)
		Net Assets	100.0%	$615,541,715

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $609,100,844.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$90,645,380
		Gross Unrealized Depreciation		(71,938,569)
		Net Unrealized Appreciation		$18,706,811

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	15.8%
Consumer Staples	2.5
Energy	11.6
Financials	13.3
Health Care	16.6
Industrials	10.6
Information Technology	16.0
Materials	2.4
Telecommunication Services	7.8
Short-Term Investments	5.4
Other Assets and Liabilities - Net	(2.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$594,823,096	$—	$—	$594,823,096
Short-Term Investments	17,807,590	14,600,000	576,969	32,984,559
Total Investments, at value	$612,630,686	$14,600,000	$576,969	$627,807,655

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$576,969	$—	$—	$—	$—	$—	$—	$—	$576,969
Total Investments, at value	$576,969	$—	$—	$—	$—	$—	$—	$—	$576,969

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 96.8%
		Consumer Discretionary: 10.3%
26,800		Abercrombie & Fitch Co.	$1,573,160
109,985	@	Amazon.com, Inc.	19,811,598
38,826	@	Apollo Group, Inc. - Class A	1,619,432
19,430	@, L	Autonation, Inc.	687,239
8,367	@	Autozone, Inc.	2,288,877
79,024	@	Bed Bath & Beyond, Inc.	3,814,488
100,655		Best Buy Co., Inc.	2,890,812
23,112	@	Big Lots, Inc.	1,003,754
73,200		Cablevision Systems Corp.	2,533,452
68,500	@	Carmax, Inc.	2,198,850
133,515		Carnival Corp.	5,121,635
207,650		CBS Corp. - Class B	5,199,556
90,315		Coach, Inc.	4,699,993
864,863		Comcast Corp. – Class A	21,379,413
85,515		D.R. Horton, Inc.	996,250
42,169		Darden Restaurants, Inc.	2,071,763
19,000		DeVry, Inc.	1,046,330
258,420	@	DIRECTV	12,094,056
86,600	@	Discovery Communications, Inc. - Class A	3,455,340
61,600		Expedia, Inc.	1,395,856
38,443		Family Dollar Stores, Inc.	1,972,895
1,161,368	@	Ford Motor Co.	17,315,997
46,528		Fortune Brands, Inc.	2,879,618
46,200	@, L	GameStop Corp.	1,040,424
72,923		Gannett Co., Inc.	1,110,617
133,912		Gap, Inc.	3,034,446
47,967		Genuine Parts Co.	2,572,950
74,062	@	Goodyear Tire & Rubber Co.	1,109,449
94,018		H&R Block, Inc.	1,573,861
71,790		Harley-Davidson, Inc.	3,050,357
21,260		Harman International Industries, Inc.	995,393
41,523		Hasbro, Inc.	1,944,937
508,000		Home Depot, Inc.	18,826,480
90,830		International Game Technology	1,474,171
148,925		Interpublic Group of Cos., Inc.	1,871,987
72,022		JC Penney Co., Inc.	2,586,310
209,146		Johnson Controls, Inc.	8,694,199
89,153		Kohl’s Corp.	4,728,675
44,611		Leggett & Platt, Inc.	1,092,970
48,475	L	Lennar Corp.	878,367
80,638		Limited Brands, Inc.	2,651,377
427,652		Lowe’s Cos., Inc.	11,302,842
129,159		Macy’s, Inc.	3,133,397
87,819		Marriott International, Inc.	3,124,600
109,400		Mattel, Inc.	2,727,342
327,456		McDonald’s Corp.	24,916,127
93,697		McGraw-Hill Cos., Inc.	3,691,662
13,200	@	NetFlix, Inc.	3,132,756
88,453		Newell Rubbermaid, Inc.	1,692,106
707,825		News Corp. - Class A	12,429,407
118,470		Nike, Inc.	8,968,179
51,269		Nordstrom, Inc.	2,300,953
91,862		Omnicom Group	4,506,750
42,600	@	O’Reilly Automotive, Inc.	2,447,796
19,700		Polo Ralph Lauren Corp.	2,435,905
15,300	@	Priceline.com, Inc.	7,748,532
102,572	@, S	Pulte Homes, Inc.	759,033
34,643		RadioShack Corp.	519,991
36,700		Ross Stores, Inc.	2,610,104
27,500		Scripps Networks Interactive - Class A	1,377,475
13,382	@, L	Sears Holding Corp.	1,106,022
50,600		Stanley Black & Decker, Inc.	3,875,960
220,519		Staples, Inc.	4,282,479
229,851		Starbucks Corp.	8,492,994
58,124		Starwood Hotels & Resorts Worldwide, Inc.	3,378,167
219,449		Target Corp.	10,974,644
38,568		Tiffany & Co.	2,369,618
110,319		Time Warner Cable, Inc.	7,870,157
343,851		Time Warner, Inc.	12,275,481
122,605		TJX Cos., Inc.	6,097,147
39,300	@	Urban Outfitters, Inc.	1,172,319
26,451		VF Corp.	2,606,217

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
187,320		Viacom - Class B	$8,714,126
586,849		Walt Disney Co.	25,287,323
1,640	L	Washington Post	717,598
23,256		Whirlpool Corp.	1,985,132
53,334		Wyndham Worldwide Corp.	1,696,555
23,100		Wynn Resorts Ltd.	2,939,475
145,310		Yum! Brands, Inc.	7,466,028
			390,419,733
		Consumer Staples: 10.1%
647,292		Altria Group, Inc.	16,849,011
198,080		Archer-Daniels-Midland Co.	7,132,861
130,903		Avon Products, Inc.	3,539,617
31,668		Brown-Forman Corp.	2,162,924
58,400	L	Campbell Soup Co.	1,933,624
42,527		Clorox Co.	2,979,867
719,847	S	Coca-Cola Co.	47,761,848
103,312		Coca-Cola Enterprises, Inc.	2,820,418
149,675		Colgate-Palmolive Co.	12,087,753
134,000		ConAgra Foods, Inc.	3,182,500
54,265	@	Constellation Brands, Inc.	1,100,494
133,900		Costco Wholesale Corp.	9,817,548
421,247		CVS Caremark Corp.	14,457,197
55,520	@	Dean Foods Co.	555,200
69,200		Dr Pepper Snapple Group, Inc.	2,571,472
34,585		Estee Lauder Cos., Inc.	3,332,611
198,414		General Mills, Inc.	7,252,032
47,104		Hershey Co.	2,560,102
97,781		HJ Heinz Co.	4,773,668
42,300		Hormel Foods Corp.	1,177,632
36,450		JM Smucker Co.	2,602,166
77,380		Kellogg Co.	4,176,972
126,337		Kimberly-Clark Corp.	8,246,016
541,300		Kraft Foods, Inc.	16,975,168
194,392		Kroger Co.	4,659,576
45,606		Lorillard, Inc.	4,333,026
40,468		McCormick & Co., Inc.	1,935,584
62,400		Mead Johnson Nutrition Co.	3,614,832
48,186		Molson Coors Brewing Co.	2,259,442
491,240		PepsiCo, Inc.	31,640,768
562,492	S	Philip Morris International, Inc.	36,916,350
867,627		Procter & Gamble Co.	53,445,823
103,244		Reynolds American, Inc.	3,668,259
113,606		Safeway, Inc.	2,674,285
194,884		Sara Lee Corp.	3,443,600
64,633	L	Supervalu, Inc.	577,173
181,354		Sysco Corp.	5,023,506
90,820		Tyson Foods, Inc.	1,742,836
287,067		Walgreen Co.	11,522,869
607,273		Wal-Mart Stores, Inc.	31,608,560
44,800		Whole Foods Market, Inc.	2,952,320
			382,067,510
		Energy: 13.0%
153,678		Anadarko Petroleum Corp.	12,589,302
118,411		Apache Corp.	15,502,368
133,651		Baker Hughes, Inc.	9,813,993
31,700		Cabot Oil & Gas Corp.	1,679,149
74,000	@	Cameron International Corp.	4,225,400
202,700		Chesapeake Energy Corp.	6,794,504
623,785		Chevron Corp.	67,013,223
446,144		ConocoPhillips	35,629,060
68,795		Consol Energy, Inc.	3,689,476
121,900	@	Denbury Resources, Inc.	2,974,360
133,799		Devon Energy Corp.	12,278,734
21,200	L	Diamond Offshore Drilling	1,647,240
214,704		El Paso Corp.	3,864,672
78,722		EOG Resources, Inc.	9,329,344
45,500		EQT Corp.	2,270,450
1,541,035	S	ExxonMobil Corp.	129,647,275
36,500	@	FMC Technologies, Inc.	3,448,520
281,942		Halliburton Co.	14,051,989
32,300		Helmerich & Payne, Inc.	2,218,687
93,030		Hess Corp.	7,927,086
220,034		Marathon Oil Corp.	11,730,013
31,200		Massey Energy Co.	2,132,832
58,705		Murphy Oil Corp.	4,310,121
87,012	@	Nabors Industries Ltd.	2,643,425
130,000		National Oilwell Varco, Inc.	10,305,100
40,800	@	Newfield Exploration Co.	3,101,208
75,600	@	Noble Corp.	3,448,872

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Energy (continued)
53,400		Noble Energy, Inc.	$5,161,110
251,939		Occidental Petroleum Corp.	26,325,106
82,320		Peabody Energy Corp.	5,923,747
35,400		Pioneer Natural Resources Co.	3,607,968
53,600		QEP Resources, Inc.	2,172,944
48,800		Range Resources Corp.	2,852,848
38,472	@	Rowan Cos., Inc.	1,699,693
422,880		Schlumberger Ltd.	39,437,789
105,700	@	Southwestern Energy Co.	4,541,929
197,621		Spectra Energy Corp.	5,371,339
36,788		Sunoco, Inc.	1,677,165
43,700	@	Tesoro Corp.	1,172,471
172,606		Valero Energy Corp.	5,147,111
178,286		Williams Cos., Inc.	5,558,957
			494,916,580
		Financials: 13.9%
105,200		ACE Ltd.	6,806,440
146,091		Aflac, Inc.	7,710,683
164,003		Allstate Corp.	5,212,015
324,774		American Express Co.	14,679,785
42,639	@, L	American International Group, Inc.	1,498,334
75,458		Ameriprise Financial, Inc.	4,608,975
100,592		AON Corp.	5,327,352
32,500		Assurant, Inc.	1,251,575
3,126,198	S	Bank of America Corp.	41,672,219
384,562		Bank of New York Mellon Corp.	11,486,867
215,043		BB&T Corp.	5,902,930
536,300	@, S	Berkshire Hathaway, Inc.	44,850,769
141,556		Capital One Financial Corp.	7,355,250
88,600	@	CB Richard Ellis Group, Inc.	2,365,620
307,343		Charles Schwab Corp.	5,541,394
94,487		Chubb Corp.	5,792,998
49,629		Cincinnati Financial Corp.	1,627,831
9,004,801	@, S	Citigroup, Inc.	39,801,220
20,770		CME Group, Inc.	6,263,194
53,789		Comerica, Inc.	1,975,132
165,988		Discover Financial Services	4,003,631
60,560	@	E*Trade Financial Corp.	946,553
27,879	L	Federated Investors, Inc.	745,763
242,739		Fifth Third Bancorp.	3,369,217
79,528		First Horizon National Corp.	891,509
44,419		Franklin Resources, Inc.	5,555,929
149,240	@	Genworth Financial, Inc.	2,008,770
160,803		Goldman Sachs Group, Inc.	25,482,451
135,554		Hartford Financial Services Group, Inc.	3,650,469
160,600		Hudson City Bancorp., Inc.	1,554,608
263,162	S	Huntington Bancshares, Inc.	1,747,396
22,300	@	IntercontinentalExchange, Inc.	2,754,942
140,800	@	Invesco Ltd.	3,598,848
55,932		Janus Capital Group, Inc.	697,472
1,235,971		JPMorgan Chase & Co.	56,978,263
268,452		Keycorp	2,383,854
46,545		Legg Mason, Inc.	1,679,809
60,100		Leucadia National Corp.	2,256,154
96,579		Lincoln National Corp.	2,901,233
96,421		Loews Corp.	4,154,781
36,406		M&T Bank Corp.	3,220,839
165,698		Marsh & McLennan Cos., Inc.	4,939,457
161,040	S	Marshall & Ilsley Corp.	1,286,710
323,206		Metlife, Inc.	14,457,004
62,139		Moody’s Corp.	2,107,133
469,076		Morgan Stanley	12,815,156
45,400	@	Nasdaq Stock Market, Inc.	1,173,136
73,823		Northern Trust Corp.	3,746,517
79,600		NYSE Euronext	2,799,532
112,500		People’s United Financial, Inc.	1,415,250
162,928		PNC Financial Services Group, Inc.	10,262,835
97,616		Principal Financial Group, Inc.	3,134,450
202,241		Progressive Corp.	4,273,352
150,478		Prudential Financial, Inc.	9,266,435
382,954	S	Regions Financial Corp.	2,780,246
148,063	@	SLM Corp.	2,265,364
155,569		State Street Corp.	6,991,271
152,500		SunTrust Bank	4,398,100
78,210		T. Rowe Price Group, Inc.	5,194,708
24,479		Torchmark Corp.	1,627,364
142,243		Travelers Cos., Inc.	8,460,614
96,727		UnumProvident Corp.	2,539,084
594,593		US Bancorp.	15,715,093

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
1,627,067		Wells Fargo & Co.	$51,578,024
98,499		XL Group PLC	2,423,075
54,188		Zions Bancorp.	1,249,575
			529,212,559
		Health Care: 10.9%
479,228		Abbott Laboratories	23,506,133
122,064		Aetna, Inc.	4,568,856
105,522	@	Agilent Technologies, Inc.	4,725,275
95,362		Allergan, Inc.	6,772,609
84,324		AmerisourceBergen Corp.	3,335,857
292,859	@	Amgen, Inc.	15,653,314
180,636		Baxter International, Inc.	9,712,798
71,287		Becton Dickinson & Co.	5,675,871
72,670	@	Biogen Idec, Inc.	5,333,251
463,392	@, S	Boston Scientific Corp.	3,331,788
530,518		Bristol-Myers Squibb Co.	14,021,591
106,422		Cardinal Health, Inc.	4,377,137
68,011	@	CareFusion Corp.	1,917,910
145,960	@	Celgene Corp.	8,397,079
23,000	@, L	Cephalon, Inc.	1,742,940
21,700	@	Cerner Corp.	2,413,040
82,568		Cigna Corp.	3,656,111
45,275	@	Coventry Health Care, Inc.	1,443,820
154,700	@	Covidien PLC	8,035,118
28,321		CR Bard, Inc.	2,812,559
29,600	@	DaVita, Inc.	2,531,096
43,300		Densply International, Inc.	1,601,667
34,000	@	Edwards Lifesciences Corp.	2,958,000
314,493		Eli Lilly & Co.	11,060,719
163,412	@	Express Scripts, Inc.	9,087,341
87,104	@	Forest Laboratories, Inc.	2,813,459
80,386	@	Genzyme Corp.	6,121,394
251,700	@	Gilead Sciences, Inc.	10,682,148
51,016	@	Hospira, Inc.	2,816,083
51,268	@	Humana, Inc.	3,585,684
12,000	@	Intuitive Surgical, Inc.	4,001,520
851,320		Johnson & Johnson	50,440,710
31,060	@	Laboratory Corp. of America Holdings	2,861,558
56,859	@	Life Technologies Corp.	2,980,549
78,406		McKesson Corp.	6,197,994
131,588	@	Medco Health Solutions, Inc.	7,389,982
334,623		Medtronic, Inc.	13,167,415
954,943		Merck & Co., Inc.	31,522,668
132,663	@	Mylan Laboratories	3,007,470
29,385		Patterson Cos., Inc.	945,903
36,019		PerkinElmer, Inc.	946,219
2,482,858	S	Pfizer, Inc.	50,426,846
43,161		Quest Diagnostics	2,491,253
104,551		St. Jude Medical, Inc.	5,359,284
105,733		Stryker Corp.	6,428,566
148,003	@, S	Tenet Healthcare Corp.	1,102,622
123,303	@	Thermo Fisher Scientific, Inc.	6,849,482
340,849		UnitedHealth Group, Inc.	15,406,375
36,300	@	Varian Medical Systems, Inc.	2,455,332
27,791	@	Waters Corp.	2,415,038
38,178	@	Watson Pharmaceuticals, Inc.	2,138,350
122,079		WellPoint, Inc.	8,519,893
60,243	@	Zimmer Holdings, Inc.	3,646,509
			415,392,186
		Industrials: 11.1%
221,562		3M Co.	20,716,047
32,833		Avery Dennison Corp.	1,377,673
227,382		Boeing Co.	16,810,351
196,680		Caterpillar, Inc.	21,900,318
50,600		CH Robinson Worldwide, Inc.	3,750,978
38,616		Cintas Corp.	1,168,906
115,992		CSX Corp.	9,116,971
61,264		Cummins, Inc.	6,715,760
166,266		Danaher Corp.	8,629,205
131,428		Deere & Co.	12,734,059
56,933		Dover Corp.	3,742,775
15,200		Dun & Bradstreet Corp.	1,219,648
104,290		Eaton Corp.	5,781,838
233,293		Emerson Electric Co.	13,631,310
37,606		Equifax, Inc.	1,460,993
64,700		Expeditors International Washington, Inc.	3,244,058
45,000	L	Fastenal Co.	2,917,350
97,535		FedEx Corp.	9,124,399
17,100		Flowserve Corp.	2,202,480

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
54,518		Fluor Corp.	$4,015,796
117,051		General Dynamics Corp.	8,961,425
3,302,700		General Electric Co.	66,219,142
38,219		Goodrich Corp.	3,268,871
241,742		Honeywell International, Inc.	14,434,415
15,082	@	Huntington Ingalls Industries, Inc.	625,889
153,686		Illinois Tool Works, Inc.	8,256,012
98,800		Ingersoll-Rand PLC	4,773,028
61,000		Iron Mountain, Inc.	1,905,030
55,938		ITT Corp.	3,359,077
38,500	@	Jacobs Engineering Group, Inc.	1,980,055
31,400		Joy Global, Inc.	3,102,634
34,490		L-3 Communications Holdings, Inc.	2,700,912
91,557		Lockheed Martin Corp.	7,361,183
109,284		Masco Corp.	1,521,233
112,714		Norfolk Southern Corp.	7,807,699
90,490		Northrop Grumman Corp.	5,674,628
112,999		Paccar, Inc.	5,915,498
35,052		Pall Corp.	2,019,346
49,245		Parker Hannifin Corp.	4,662,517
61,954		Pitney Bowes, Inc.	1,591,598
44,200		Precision Castparts Corp.	6,505,356
65,700	@	Quanta Services, Inc.	1,473,651
112,937		Raytheon Co.	5,745,105
93,751		Republic Services, Inc.	2,816,280
44,849		Robert Half International, Inc.	1,372,379
43,212		Rockwell Automation, Inc.	4,090,016
47,748		Rockwell Collins, Inc.	3,095,503
28,900		Roper Industries, Inc.	2,498,694
62,887		RR Donnelley & Sons Co.	1,189,822
15,837		Ryder System, Inc.	801,352
17,749		Snap-On, Inc.	1,066,005
227,752		Southwest Airlines Co.	2,876,508
26,000	@	Stericycle, Inc.	2,305,420
83,784		Textron, Inc.	2,294,844
151,800		Tyco International Ltd.	6,796,086
152,898		Union Pacific Corp.	15,034,460
306,476	S	United Parcel Service, Inc. - Class B	22,777,296
286,186		United Technologies Corp.	24,225,645
147,386		Waste Management, Inc.	5,503,393
17,750		WW Grainger, Inc.	2,443,820
			421,312,742
		Information Technology: 17.8%
155,051	@	Adobe Systems, Inc.	5,141,491
174,662	@, L	Advanced Micro Devices, Inc.	1,502,093
55,600	@	Akamai Technologies, Inc.	2,112,800
95,360		Altera Corp.	4,197,747
53,200		Amphenol Corp.	2,893,548
91,026		Analog Devices, Inc.	3,584,604
285,369	@, S	Apple, Inc.	99,436,828
414,143		Applied Materials, Inc.	6,468,914
69,302	@	Autodesk, Inc.	3,056,911
152,946		Automatic Data Processing, Inc.	7,847,659
54,078	@	BMC Software, Inc.	2,689,840
141,186		Broadcom Corp.	5,559,905
116,984		CA, Inc.	2,828,673
1,718,168		Cisco Systems, Inc.	29,466,581
57,211	@	Citrix Systems, Inc.	4,202,720
94,000	@	Cognizant Technology Solutions Corp.	7,651,600
47,079		Computer Sciences Corp.	2,294,160
66,841	@	Compuware Corp.	772,014
484,436		Corning, Inc.	9,993,915
520,516	@	Dell, Inc.	7,552,687
355,607	@	eBay, Inc.	11,038,041
101,293	@	Electronic Arts, Inc.	1,978,252
638,672	@	EMC Corp.	16,956,742
24,700	@	F5 Networks, Inc.	2,533,479
80,800		Fidelity National Information Services, Inc.	2,641,352
16,400	@, L	First Solar, Inc.	2,637,776
45,358	@	Fiserv, Inc.	2,844,854
48,300		Flir Systems, Inc.	1,671,663
77,295	@, S	Google, Inc. - Class A	45,311,102
39,100		Harris Corp.	1,939,360
676,984		Hewlett-Packard Co.	27,736,034
1,711,132	S	Intel Corp.	34,513,532
378,055		International Business Machines Corp.	61,649,429
85,226	@	Intuit, Inc.	4,525,501
59,735		Jabil Circuit, Inc.	1,220,386
67,987	@	JDS Uniphase Corp.	1,416,849

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
162,085	@	Juniper Networks, Inc.	$6,820,537
50,994		KLA-Tencor Corp.	2,415,586
23,921	@	Lexmark International, Inc.	886,034
68,676		Linear Technology Corp.	2,309,574
187,965	@, S	LSI Logic Corp.	1,278,162
30,000		Mastercard, Inc.	7,551,600
69,300	@	MEMC Electronic Materials, Inc.	898,128
56,900	L	Microchip Technology, Inc.	2,162,769
261,215	@	Micron Technology, Inc.	2,993,524
2,304,802		Microsoft Corp.	58,449,779
42,070		Molex, Inc.	1,056,798
39,650	@, L	Monster Worldwide, Inc.	630,435
89,586	@	Motorola Mobility Holdings, Inc.	2,185,898
102,355	@	Motorola Solutions, Inc.	4,574,245
72,982		National Semiconductor Corp.	1,046,562
112,026	@	NetApp, Inc.	5,397,413
107,090	@, S	Novell, Inc.	635,044
27,499	@	Novellus Systems, Inc.	1,021,038
177,113	@	Nvidia Corp.	3,269,506
1,199,904		Oracle Corp.	40,040,796
98,000		Paychex, Inc.	3,073,280
508,352		Qualcomm, Inc.	27,872,940
58,100	@	Red Hat, Inc.	2,637,159
89,600	@, L	SAIC, Inc.	1,516,032
36,100	@	Salesforce.com, Inc.	4,822,238
71,525	@	Sandisk Corp.	3,296,587
236,665	@	Symantec Corp.	4,387,769
112,505	S	Tellabs, Inc.	589,526
51,100	@	Teradata Corp.	2,590,770
55,242	@	Teradyne, Inc.	983,860
363,960		Texas Instruments, Inc.	12,578,458
49,800		Total System Services, Inc.	897,396
52,400	@	VeriSign, Inc.	1,897,404
151,000		Visa, Inc.	11,116,620
70,000	@	Western Digital Corp.	2,610,300
199,991		Western Union Co.	4,153,813
422,891		Xerox Corp.	4,503,789
79,047		Xilinx, Inc.	2,592,742
404,073	@	Yahoo!, Inc.	6,727,815
			674,340,968
		Materials: 3.6%
66,415		Air Products & Chemicals, Inc.	5,989,305
22,900		Airgas, Inc.	1,521,018
33,500		AK Steel Holding Corp.	528,630
316,558		Alcoa, Inc.	5,587,249
30,100		Allegheny Technologies, Inc.	2,038,372
53,792		Ball Corp.	1,928,443
32,926		Bemis Co.	1,080,302
21,700		CF Industries Holdings, Inc.	2,968,343
41,300		Cliffs Natural Resources, Inc.	4,058,964
359,878		Dow Chemical Co.	13,585,395
21,913		Eastman Chemical Co.	2,176,399
70,800		Ecolab, Inc.	3,612,216
283,043		EI Du Pont de Nemours & Co.	15,558,874
22,100		FMC Corp.	1,876,953
291,920		Freeport-McMoRan Copper & Gold, Inc.	16,216,156
24,443		International Flavors & Fragrances, Inc.	1,522,799
133,322		International Paper Co.	4,023,658
51,268		MeadWestvaco Corp.	1,554,958
166,259		Monsanto Co.	12,013,875
152,868		Newmont Mining Corp.	8,343,535
96,197		Nucor Corp.	4,426,986
49,900	@	Owens-Illinois, Inc.	1,506,481
49,674		PPG Industries, Inc.	4,729,462
95,038		Praxair, Inc.	9,655,861
48,660		Sealed Air Corp.	1,297,276
27,261		Sherwin-Williams Co.	2,289,651
36,994		Sigma-Aldrich Corp.	2,354,298
27,500	@	Titanium Metals Corp.	510,950
43,746	L	United States Steel Corp.	2,359,659
39,200	L	Vulcan Materials Co.	1,787,520
			137,103,588
		Telecommunication Services: 3.0%
123,800	@	American Tower Corp.	6,415,316
1,832,027	S	AT&T, Inc.	56,060,026
92,418		CenturyTel, Inc.	3,839,968
302,952		Frontier Communications Corp.	2,490,265
80,000	@	MetroPCS Communications, Inc.	1,299,200
531,392		Qwest Communications International, Inc.	3,629,407

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Telecommunication Services (continued)
910,684	@, S	Sprint Nextel Corp.	$4,225,574
876,336		Verizon Communications, Inc.	33,773,989
147,390		Windstream Corp.	1,896,909
			113,630,654
		Utilities: 3.1%
201,963	@	AES Corp.	2,625,519
73,109		Ameren Corp.	2,052,170
148,873		American Electric Power Co., Inc.	5,231,397
129,011		CenterPoint Energy, Inc.	2,265,433
74,597		CMS Energy Corp.	1,465,085
88,500		Consolidated Edison, Inc.	4,488,720
60,937		Constellation Energy Group, Inc.	1,896,969
179,870		Dominion Resources, Inc.	8,040,189
51,569		DTE Energy Co.	2,524,818
410,643		Duke Energy Corp.	7,453,170
99,402		Edison International	3,637,119
55,086		Entergy Corp.	3,702,330
205,048		Exelon Corp.	8,456,180
127,523		FirstEnergy Corp.	4,729,828
23,694		Integrys Energy Group, Inc.	1,196,784
128,886		NextEra Energy, Inc.	7,104,196
13,923		Nicor, Inc.	747,665
84,726		NiSource, Inc.	1,625,045
53,800		Northeast Utilities	1,861,480
75,300	@	NRG Energy, Inc.	1,621,962
32,500		Oneok, Inc.	2,173,600
121,533		Pacific Gas & Electric Co.	5,369,328
68,400		Pepco Holdings, Inc.	1,275,660
33,091		Pinnacle West Capital Corp.	1,415,964
147,293		PPL Corp.	3,726,513
89,311		Progress Energy, Inc.	4,120,810
154,220		Public Service Enterprise Group, Inc.	4,859,472
34,500		SCANA Corp.	1,358,265
73,167		Sempra Energy	3,914,435
259,956		Southern Co.	9,906,923
65,471		TECO Energy, Inc.	1,228,236
71,198		Wisconsin Energy Corp.	2,171,539
140,237		Xcel Energy, Inc.	3,350,262
			117,597,066
		Total Common Stock
		(Cost $3,021,292,224)	3,675,993,586
REAL ESTATE INVESTMENT TRUSTS: 1.4%
		Financials: 1.4%
35,628		Apartment Investment & Management Co.	907,445
25,904		AvalonBay Communities, Inc.	3,110,552
42,695		Boston Properties, Inc.	4,049,621
86,647		Equity Residential	4,887,757
111,000		HCP, Inc.	4,211,340
44,300		Health Care Real Estate Investment Trust, Inc.	2,323,092
203,027		Host Hotels & Resorts, Inc.	3,575,305
123,855		Kimco Realty Corp.	2,271,501
49,315	L	Plum Creek Timber Co., Inc.	2,150,627
173,515		Prologis	2,772,770
42,635		Public Storage, Inc.	4,728,648
90,755		Simon Property Group, Inc.	9,725,306
47,900		Ventas, Inc.	2,600,970
49,514		Vornado Realty Trust	4,332,475
163,350		Weyerhaeuser Co.	4,018,410
		Total Real Estate Investment Trusts
		(Cost $40,617,143)	55,665,819
		Total Long-Term Investments
		(Cost $3,061,909,367)	3,731,659,405
SHORT-TERM INVESTMENTS: 2.3%
		Mutual Funds: 1.6%
61,202,000		BlackRock Liquidity Funds, TempFund, Institutional Class	61,202,000
		Total Mutual Funds
		(Cost $61,202,000)	61,202,000

		Securities Lending Collateral(cc): 0.7%
24,969,270		BNY Mellon Overnight Government Fund (1)	24,969,270
425,091	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	340,073
		Total Securities Lending Collateral
		(Cost $25,394,361)	25,309,343

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Total Short-Term Investments
		(Cost $86,596,361)		$86,511,343
		Total Investments in Securities
		(Cost $3,148,505,728)*	100.5%	$3,818,170,748
		Other Assets and Liabilities - Net	(0.5)	(19,643,648)
		Net Assets	100.0%	$3,798,527,100

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $3,215,620,671.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$719,672,431
		Gross Unrealized Depreciation		(117,122,354)
		Net Unrealized Appreciation		$602,550,077

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$3,675,993,586	$—	$—	$3,675,993,586
Real Estate Investment Trusts	55,665,819	—	—	55,665,819
Short-Term Investments	86,171,270	—	340,073	86,511,343
Total Investments, at value	$3,817,830,675	$—	$340,073	$3,818,170,748
Other Financial Instruments+:
Futures	1,350,236	—	—	1,350,236
Total Assets	$3,819,180,911	$—	$340,073	$3,819,520,984

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$340,073	$—	$—	$—	$—	$—	$—	$—	$340,073
Total Investments, at value	$340,073	$—	$—	$—	$—	$—	$—	$—	$340,073

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING U.S. Stock Index Portfolio Open Futures Contracts on March 31, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	658	06/17/11	$43,460,900	$1,350,236
			$43,460,900	$1,350,236

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 96.6%
		Consumer Discretionary: 10.5%
493,322		Comcast Corp. – Class A	$12,194,920
176,149	@	Ford Motor Co.	2,626,382
79,738	@	General Motors Co.	2,474,270
242,002		Home Depot, Inc.	8,968,594
196,449	L	Sony Corp. ADR	6,252,972
124,425		Time Warner Cable, Inc.	8,876,480
284,827		Time Warner, Inc.	10,168,324
340,291		Viacom - Class B	15,830,337
			67,392,279
		Consumer Staples: 9.9%
364,444		Avon Products, Inc.	9,854,566
68,943		Coca-Cola Co.	4,574,368
116,415		Coca-Cola Enterprises, Inc.	3,178,130
33,443	@	Energizer Holdings, Inc.	2,379,804
265,919		Kraft Foods, Inc.	8,339,220
203,217		Procter & Gamble Co.	12,518,167
230,591		Sysco Corp.	6,387,371
240,276	L	Unilever NV ADR	7,535,055
230,089		Walgreen Co.	9,235,772
			64,002,453
		Energy: 15.5%
186,187		Anadarko Petroleum Corp.	15,252,439
35,793		Baker Hughes, Inc.	2,628,280
47,784	@	Cameron International Corp.	2,728,466
52,525		ConocoPhillips	4,194,647
82,626		Devon Energy Corp.	7,582,588
88,322		ExxonMobil Corp.	7,430,530
136,369		Hess Corp.	11,620,002
38,456		Noble Energy, Inc.	3,716,772
160,188		Occidental Petroleum Corp.	16,738,044
182,490		Royal Dutch Shell PLC ADR - Class A	13,296,221
120,543		Schlumberger Ltd.	11,241,840
113,083		Williams Cos., Inc.	3,525,928
			99,955,757
		Financials: 21.2%
868,353		Bank of America Corp.	11,575,145
134,647		BB&T Corp.	3,696,060
518,931	L	Charles Schwab Corp.	9,356,326
72,692		Chubb Corp.	4,456,747
2,002,748	@	Citigroup, Inc.	8,852,146
244,590		Fifth Third Bancorp.	3,394,909
669,792		JPMorgan Chase & Co.	30,877,411
594,161		Marsh & McLennan Cos., Inc.	17,711,939
346,439		Morgan Stanley	9,464,713
183,356		PNC Financial Services Group, Inc.	11,549,594
157,479		Principal Financial Group, Inc.	5,056,651
475,694		Regions Financial Corp.	3,453,538
148,767		State Street Corp.	6,685,589
147,068		US Bancorp.	3,887,007
190,528		Wells Fargo & Co.	6,039,738
			136,057,513
		Health Care: 9.5%
84,168		Abbott Laboratories	4,128,440
351,767		Bristol-Myers Squibb Co.	9,297,202
106,970		Cardinal Health, Inc.	4,399,676
30,035	@	Covidien PLC	1,560,018
31,611	@	HCA Holdings, Inc.	1,070,665
96,634		Medtronic, Inc.	3,802,548
151,323		Merck & Co., Inc.	4,995,172
731,140		Pfizer, Inc.	14,849,453
84,917	L	Roche Holding AG ADR	3,052,766
303,270		UnitedHealth Group, Inc.	13,707,804
			60,863,744
		Industrials: 10.1%
94,439		Avery Dennison Corp.	3,962,660
117,600		Cintas Corp.	3,559,752
9,929		Dover Corp.	652,732
34,170		FedEx Corp.	3,196,604
1,298,507		General Electric Co.	26,035,069
148,041		Ingersoll-Rand PLC	7,151,861
66,105		Manpower, Inc.	4,156,682
102,370		Robert Half International, Inc.	3,132,522

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Industrials (continued)
287,922		Tyco International Ltd.		$12,890,268
				64,738,150
		Information Technology: 11.0%
195,347	@	Amdocs Ltd.		5,635,761
309,594		Cisco Systems, Inc.		5,309,537
538,282	@	Dell, Inc.		7,810,472
428,469	@	eBay, Inc.		13,299,678
227,669		Hewlett-Packard Co.		9,327,599
272,347		Intel Corp.		5,493,239
372,275		Microsoft Corp.		9,440,894
350,536		Western Union Co.		7,280,633
414,191	@	Yahoo!, Inc.		6,896,280
				70,494,093
		Materials: 2.5%
162,004		Dow Chemical Co.		6,115,651
87,017	@	LyondellBasell Industries NV		3,441,522
67,101		PPG Industries, Inc.		6,388,686
				15,945,859
		Telecommunication Services: 2.8%
189,660		Verizon Communications, Inc.		7,309,496
383,477		Vodafone Group PLC ADR		11,024,964
				18,334,460
		Utilities: 3.6%
342,987		American Electric Power Co., Inc.		12,052,563
96,267		Edison International		3,522,410
51,554		Entergy Corp.		3,464,944
115,349		FirstEnergy Corp.		4,278,294
				23,318,211
		Total Common Stock
		(Cost $505,468,400)		621,102,519
SHORT-TERM INVESTMENTS: 5.4%
		Mutual Funds: 3.6%
22,855,332		BlackRock Liquidity Funds, TempFund, Institutional Class		22,855,331
		Total Mutual Funds
		(Cost $22,855,331)		22,855,331
		Securities Lending Collateral(cc): 1.8%
10,515,676		BNY Mellon Overnight Government Fund (1)		10,515,676
1,680,468	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,344,375
		Total Securities Lending Collateral
		(Cost $12,196,144)		11,860,051
		Total Short-Term Investments
		(Cost $35,051,475)		34,715,382
		Total Investments in Securities
		(Cost $540,519,875)*	102.0%	$655,817,901
		Other Assets and Liabilities - Net	(2.0)	(12,935,910)
		Net Assets	100.0%	$642,881,991

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2011.

	*	Cost for federal income tax purposes is $543,512,025.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$125,291,977
		Gross Unrealized Depreciation		(12,986,101)
		Net Unrealized Appreciation		$112,305,876

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$621,102,519	$—	$—	$621,102,519
Short-Term Investments	33,371,007	—	1,344,375	34,715,382
Total Investments, at value	$654,473,526	$—	$1,344,375	$655,817,901

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$1,344,375	$—	$—	$—	$—	$—	$—	$—	$1,344,375
Total Investments, at value	$1,344,375	$—	$—	$—	$—	$—	$—	$—	$1,344,375

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Health Care Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 96.8%
		Health Care: 96.8%
104,920		Aetna, Inc.	$3,927,156
150,151	@	Alere, Inc.	5,876,910
73,598	@	Alexion Pharmaceuticals, Inc.	7,262,651
44,718		Allergan, Inc.	3,175,872
92,619	@	Amgen, Inc.	4,950,486
104,241	@	Arthrocare Corp.	3,475,395
120,547	@	AtriCure, Inc.	1,371,825
121,024	@	Auxilium Pharmaceuticals, Inc.	2,598,385
188,734		Bristol-Myers Squibb Co.	4,988,240
119,247		Cardinal Health, Inc.	4,904,629
164,461	@	CareFusion Corp.	4,637,800
2,424,383	@	CareView Communications, Inc.	4,485,109
82,362	@	Celgene Corp.	4,738,286
97,982		Cigna Corp.	4,338,643
85,410	@	Covidien PLC	4,436,195
78,177	@	Dendreon Corp.	2,926,165
195,808	@	Dyax Corp.	315,251
469,448	@	Elan Corp. PLC ADR	3,229,802
100,930	@	Express Scripts, Inc.	5,612,717
100,000	@	Fluidigm Corp.	1,431,000
30,786		Fresenius AG	2,840,556
37,398		Fresenius Medical Care AG & Co. KGaA	2,508,922
40,378	@, S	Genzyme Corp.	3,074,785
133,413	@	Gilead Sciences, Inc.	5,662,048
143,627	@	Hanger Orthopedic Group, Inc.	3,738,611
33,903	@	HeartWare International, Inc.	2,899,724
57,372	@	Hospira, Inc.	3,166,934
93,558	@	Human Genome Sciences, Inc.	2,568,167
84,913	@	Incyte Corp.	1,345,871
129,396	@	Jazz Pharmaceuticals, Inc.	4,121,263
48,991	@	Life Technologies Corp.	2,568,108
209,304	@	MAP Pharmaceuticals, Inc.	2,886,302
33,131		McKesson Corp.	2,619,006
76,661	@	Medco Health Solutions, Inc.	4,305,282
1,823,990	@	Medipattern Corp.	696,108
66,388		Medtronic, Inc.	2,612,368
163,907	@	Mylan Laboratories	3,715,772
700,896	@	Novavax, Inc.	1,815,321
154,979	@	NPS Pharmaceuticals, Inc.	1,483,149
109,746	@	NuPathe, Inc.	857,116
110,596	@	NuVasive, Inc.	2,800,291
40,749	@	Onyx Pharmaceuticals, Inc.	1,433,550
72,404	@	Par Pharmaceutical Cos., Inc.	2,250,316
448,013		Pfizer, Inc.	9,099,141
61,433	@	Pharmasset, Inc.	4,835,391
68,813	@	Regeneron Pharmaceuticals, Inc.	3,092,456
470,998	@	RTI Biologics, Inc.	1,347,054
65,789	@	Salix Pharmaceuticals Ltd.	2,304,589
84,395		St. Jude Medical, Inc.	4,326,088
101,731	@	Targacept, Inc.	2,705,027
62,152		Teva Pharmaceutical Industries Ltd. ADR	3,118,166
607,590	@	Theratechnologies, Inc.	2,995,647
119,165	@	Thoratec Corp.	3,089,948
90,693		UnitedHealth Group, Inc.	4,099,324
111,774	@	Vertex Pharmaceuticals, Inc.	5,357,328
173,148	@	Warner Chilcott PLC	4,030,885
44,017		WellPoint, Inc.	3,071,946
65,013	@	Zimmer Holdings, Inc.	3,935,237
		Total Common Stock
		(Cost $159,029,969)	198,060,314
WARRANTS: 0.1%
		Health Care: 0.1%
133,228		Novavax, Inc.	145,219
		Total Warrants
		(Cost $-)	145,219
		Total Long-Term Investments
		(Cost $159,029,969)	198,205,533

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Health Care Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 3.4%
		Mutual Funds: 3.4%
6,962,195		BlackRock Liquidity Funds, TempFund, Institutional Class		$6,962,195
		Total Short-Term Investments
		(Cost $6,962,195)		6,962,195

		Total Investments in Securities
		(Cost $165,992,164)*	100.3%	$205,167,728
		Other Assets and Liabilities - Net	(0.3)	(551,619)
		Net Assets	100.0%	$204,616,109

	@	Non-income producing security
	ADR	American Depositary Receipt
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $167,115,757.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$41,619,683
		Gross Unrealized Depreciation		(3,567,712)
		Net Unrealized Appreciation		$38,051,971

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Health Care Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$198,060,314	$—	$—	$198,060,314
Warrants	—	145,219	—	145,219
Short-Term Investments	6,962,195	—	—	6,962,195
Total Investments, at value	$205,022,509	$145,219	$—	$205,167,728

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investors Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 25, 2011